UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-1018


                          Dreyfus Founders Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                 2930 East Third Avenue, Denver, Colorado 80206
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)


                         Kenneth R. Christoffersen, Esq.
                 2930 East Third Avenue, Denver, Colorado 80206
                 ----------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2003


ITEM 1.  REPORTS TO SHAREHOLDERS

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
BALANCED FUND
INVESTMENT UPDATE
JUNE 30, 2003

[DREYFUS FOUNDERS FUNDS LOGO]

TABLE OF CONTENTS

Management Overview                       3
Statement of Investments                 10
Statement of Assets and Liabilities      16
Statement of Operations                  18
Statements of Changes in Net Assets      19
Financial Highlights                     20
Notes to Financial Statements            26

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

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regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN JARES]
[PHOTO OF JOHN JOHNSON]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN JARES, CFA, LEFT, AND ASSISTANT PORTFOLIO MANAGER JOHN JOHNSON, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

Although the first few months of the period showed that renewed confidence in the equity market was slow to materialize, a mid-March rally was sparked by increasing confidence in a more robust economic recovery.

     While we were pleased with the Fund's performance, in this rising market the Fund's fixed-income component caused performance to lag the all-equity index, the Standard & Poor's 500 Index, which returned 11.76% for the period.

WHAT SPECIFIC MARKET DYNAMICS AFFECTED THE FUNDS PERFORMANCE DURING THE PERIOD?

It has been an interesting six months for the market and for the Fund.
At the beginning of the year, initial tepid interest in the market due to a protracted economic recovery, the looming war with Iraq and additional allegations of corporate malfeasance idled the interest of investors. Corporate spending and hiring remained static. Continuing increases in unemployment--which reached a nine-year high of 6.4% in

[SIDENOTE]

"CONSUMER CONFIDENCE CONTINUED TO DRIVE THE CONSUMER DISCRETIONARY SECTOR AS SPENDING IMPROVED."

PERFORMANCE HIGHLIGHTS

- The mid-March market rally spurred renewed, albeit cautious, confidence in the equities market.

- The Fund's holdings in the consumer discretionary sector fared well due to continued consumer spending.

- Cardiovascular innovations and gains in the generic drug marketplace propelled the Fund's holdings in the healthcare sector.

- Underperforming technology holdings hampered the Fund's performance.

- Through in-depth research, we continue to seek investment opportunities in the stock and bond markets.

June, up from 5.7% in January--also tempered equity investing. The reaction in the marketplace was to move to more defensive securities.

     However, as the reporting period passed its mid-point, the broad market saw a powerful rally in equity prices. The Iraqi conflict seemed to be winding down. Optimism for improved earnings strengthened. The low interest rate environment kept consumer confidence at a relatively high level, helping maintain economic growth. Investors began to move back into equities due to an improved fundamental outlook and low-yielding alternative investments. The Fund was poised to benefit from this measured shift.

WHAT DECISIONS POSITIVELY IMPACTED THE PERFORMANCE OF THE FUND DURING THE
PERIOD?

Through the first half of 2003, the Fund began to take advantage of the improving fundamentals and valuations in the technology, financials and energy sectors. Oil services companies gained, spurred by spending from the oil companies due to tight supplies of North American natural gas, as well as the continued decline in current production from existing wells.

     Consumer confidence continued to drive the consumer discretionary sector as spending improved. The Fund's relative overweight position and strong performing stock selections in this sector boosted the Fund's performance during the period. Holdings such as BEST BUY COMPANY, INC., a leading retailer of home electronics, and cruise-ship operator ROYAL CARIBBEAN CRUISES LIMITED, took advantage of consumers' continued capital spending on electronics and leisure travel, and because of this, both companies posted solid gains. In addition, cosmetic and fragrance manufacturer ESTEE LAUDER COMPANIES, INC., and the home improvement chain HOME DEPOT, INC. performed well during the period, contributing positively to the Funds overall performance.

     Healthcare also provided positive opportunities during the period, as the Fund capitalized on holdings focused on the improvement of cardiovascular health as well as the production of affordable drugs. BOSTON SCIENTIFIC CORPORATION contributed to the Fund's performance as it benefited from the success of its pioneering approach to interventional cardiology. This approach improves upon existing technology by applying a drug to cardiovascular stents to help control coronary artery disease.

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  Estee Lauder Companies, Inc. (EL)                       4.15%
2.  Royal Caribbean Cruises Limited (RCL)                   3.50%
3.  General Electric Company (GE)                           3.50%
4.  Microsoft Corporation (MSFT)                            2.76%
5.  Pfizer, Inc. (PFE)                                      2.75%
6.  Coca-Cola Company (KO)                                  2.60%
7.  International Business Machines Corporation (IBM)       2.53%
8.  Colgate-Palmolive Company (CL)                          2.51%
9.  Verizon Communications, Inc. (VZ)                       2.36%
10. MBNA Corporation (KRB)                                  2.34%

Holdings listed are a percentage of equity assets. Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

     Also during the period, Congress continued debate, passing separate bills, on The Medicare Prescription Drug and Modernization Act of 2003. This drew interest to many aspects of domestic healthcare, specifically the generic drug industry. TEVA PHARMACEUTICAL INDUSTRIES LIMITED, a generic drug manufacturer, proved to be a positive stock selection in light of this attention.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Balanced Fund on 6/30/93 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Standard & Poor's (S&P) 500 Index is a market-value-weighted, unmanaged index of common stocks considered representative of the broad market. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The S&P 500 Index does not include a fixed-income component, while the Fund does. The Lipper Balanced Fund Index is an average of the performance of the 30 largest balanced funds tracked by Lipper Inc., adjusted for the reinvestment of dividends and capital gain distributions and reflective of the management expenses associated with the actual funds included in the Index. Further information related to Fund performance is contained elsewhere in this report.

WHAT HINDERED THE FUNDS OVERALL PERFORMANCE DURING THE HALF?

Underperforming technology holdings also proved deficient to the Fund's performance. BMC SOFTWARE, INC., a manufacturer of computer hardware and software systems, was one such holding that performed poorly during the period and hampered Fund performance. Already saddled with a difficult environment in which to sell, BMC Software underperformed due to missed revenue growth estimates.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       3.68%   (3.96%)       --        --     (10.25%)
  Without sales charge           10.04%    1.88%        --        --      (8.71%)

CLASS B SHARES (12/31/99)
  With redemption*                5.46%   (2.90%)       --        --     (10.18%)
  Without redemption              9.46%    1.10%        --        --      (9.41%)

CLASS C SHARES (12/31/99)
  With redemption**               8.34%   (0.43%)       --        --      (9.86%)
  Without redemption              9.34%    0.57%        --        --      (9.86%)

CLASS F SHARES (2/19/63)         10.01%    2.01%     (5.68%)    4.79%       N/A

CLASS R SHARES (12/31/99)         9.63%    8.66%        --        --      (8.85%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)       4.48%    2.77%        --        --      (9.55%)
  Without sales charge            9.34%    7.62%        --        --      (8.36%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

HOW DID THE FIXED-INCOME PORTION OF THE PORTFOLIO IMPACT THE FUND IN THE FIRST HALF?

The fixed-income portion of the Fund fared well from the slowed recovery of the economy and the market. Economic fundamentals remained not only stagnant during the period, but in some cases showed signs of contracting. Manufacturing activity and retail sales also became anemic. Unemployment reached a nine-year high in June. All of these economic factors contributed to the positive contribution the Fund's fixed-income holdings made to its overall performance.

     Appropriate to the Fund's investment philosophy, corporate credits and sectors were carefully selected for appreciation potential. At period's end, the fixed-income portion of the Funds allocation to corporate

[CHART]

COMPOSITION OF EQUITY ASSETS

18.36%  Information Technology
17.80%  Consumer Discretionary
15.05%  Consumer Staples
13.52%  Financials
13.37%  Healthcare
 8.78%  Industrials
 7.64%  Energy
 3.24%  Telecommunications Services
 1.56%  Materials
 0.68%  Utilities

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

bonds--34.2% with all bonds rated as investment-grade, the majority of exposure concentrated in the AA and A rating categories--benefited performance. Additionally, Treasury and Agency securities represented 42.2% of the fixed-income portion of the Fund and provided much of the Fund's liquidity.

     The Fund sold its position in Freddie Mac securities in June due to a Securities and Exchange Commission-led investigation into the mortgage financier's accounting issues. We are closely monitoring the Freddie Mac situation, as well as Government Sponsored Enterprises in general, and view any efforts to increase regulatory oversight, disclosure and capital requirements positively for debt holders.

     Overall, the Fund's fixed-income holdings provided a strong foundation and a defensive position for investors as the market slowly moved toward recovery.

As we move into the final half of 2003, our investment strategy remains constant. We will continue to apply our fundamental bottom-up approach and intensive research process for the Fund by seeking stocks that are poised to exhibit growth characteristics at attractive valuations.

/s/ John B. Jares       /s/ John Johnson

John B. Jares, CFA      John Johnson, CFA
Portfolio Manager       Assistant Portfolio Manager

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMON STOCKS (DOMESTIC)-53.0%
ADVERTISING-0.6%
          24,300  Lamar Advertising Company*........................       $        855,603
                                                                           ----------------
AIRLINES-1.2%
          65,300  Northwest Airlines Corporation Class A*...........                737,237
          48,600  Southwest Airlines Company........................                835,920
                                                                           ----------------
                                                                                  1,573,157
                                                                           ----------------
APPLICATION SOFTWARE-0.2%
          14,650  PeopleSoft, Inc.*.................................                257,694
                                                                           ----------------
ASSET MANAGEMENT & CUSTODY BANKS-1.3%
         102,725  Janus Capital Group, Inc..........................              1,684,690
                                                                           ----------------
BIOTECHNOLOGY-0.6%
          11,400  Amgen, Inc.*......................................                757,416
                                                                           ----------------
BROADCASTING & CABLE TV-1.3%
          17,500  Clear Channel Communications, Inc.*...............                741,825
          34,600  Comcast Corporation Special Class A*..............                997,518
                                                                           ----------------
                                                                                  1,739,343
                                                                           ----------------
CASINOS & GAMING-0.4%
          14,400  MGM Mirage, Inc.*.................................                492,192
                                                                           ----------------
COMMUNICATIONS EQUIPMENT-0.6%
          51,100  Cisco Systems, Inc.*..............................                852,859
                                                                           ----------------
COMPUTER & ELECTRONICS RETAIL-1.2%
          35,450  Best Buy Company, Inc.*...........................              1,556,964
                                                                           ----------------
COMPUTER HARDWARE-1.4%
          23,200  International Business Machines Corporation.......              1,914,000
                                                                           ----------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

CONSUMER FINANCE-1.3%
          84,850  MBNA Corporation..................................       $      1,768,274
                                                                           ----------------
DATA PROCESSING & OUTSOURCED SERVICES-1.0%
          37,400  Fiserv, Inc.*.....................................              1,331,814
                                                                           ----------------
DEPARTMENT STORES-0.3%
          18,500  Nordstrom, Inc....................................                361,120
                                                                           ----------------
DIVERSIFIED BANKS-2.0%
          13,200  Bank of America Corporation.......................              1,043,196
          31,100  Wells Fargo & Company.............................              1,567,440
                                                                           ----------------
                                                                                  2,610,636
                                                                           ----------------
DIVERSIFIED COMMERCIAL SERVICES-0.3%
          24,700  Cendant Corporation*..............................                452,504
                                                                           ----------------
FOOD RETAIL-1.0%
          68,000  Safeway, Inc.*....................................              1,391,280
                                                                           ----------------
GAS UTILITIES-0.4%
           9,475  Kinder Morgan, Inc................................                517,809
                                                                           ----------------
HEALTHCARE EQUIPMENT-1.0%
          20,600  Boston Scientific Corporation*....................              1,258,660
                                                                           ----------------
HEALTHCARE SERVICES-0.8%
          41,900  Caremark Rx, Inc.*................................              1,075,992
                                                                           ----------------
HOME IMPROVEMENT RETAIL-1.0%
          40,800  Home Depot, Inc...................................              1,351,296
                                                                           ----------------
HOTELS, RESORTS & CRUISE LINES-0.2%
           9,700  Carnival Corporation Class A......................                315,347
                                                                           ----------------
HOUSEHOLD PRODUCTS-2.1%
          32,800  Colgate-Palmolive Company.........................              1,900,760
           9,800  Procter & Gamble Company..........................                873,964
                                                                           ----------------
                                                                                  2,774,724
                                                                           ----------------
HYPERMARKETS & SUPER CENTERS-1.2%
          28,300  Wal-Mart Stores, Inc..............................              1,518,861
                                                                           ----------------
INDUSTRIAL CONGLOMERATES-2.5%
           5,100  3M Company........................................                657,798
          92,400  General Electric Company..........................              2,650,032
                                                                           ----------------
                                                                                  3,307,830
                                                                           ----------------
INDUSTRIAL GASES-0.9%
          19,600  Praxair, Inc......................................              1,177,960
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-1.9%
          26,200  SBC Communications, Inc...........................       $        669,410
          45,300  Verizon Communications, Inc.......................              1,787,085
                                                                           ----------------
                                                                                  2,456,495
                                                                           ----------------
INVESTMENT BANKING & BROKERAGE-1.5%
          14,200  Goldman Sachs Group, Inc..........................              1,189,250
          17,400  Morgan Stanley....................................                743,850
                                                                           ----------------
                                                                                  1,933,100
                                                                           ----------------
LEISURE FACILITIES-2.0%
         114,461  Royal Caribbean Cruises Limited...................              2,650,917
                                                                           ----------------
MOVIES & ENTERTAINMENT-2.3%
          40,000  AOL Time Warner, Inc.*............................                643,600
          34,400  Viacom, Inc. Class B*.............................              1,501,904
          43,700  Walt Disney Company...............................                863,075
                                                                           ----------------
                                                                                  3,008,579
                                                                           ----------------
MULTI-LINE INSURANCE-0.8%
          18,000  American International Group, Inc.................                993,240
                                                                           ----------------
OIL & GAS DRILLING-0.6%
          32,700  GlobalSantaFe Corporation.........................                763,218
                                                                           ----------------
OIL & GAS EQUIPMENT & SERVICES-1.4%
          10,200  BJ Services Company*..............................                381,072
          39,100  Smith International, Inc.*........................              1,436,534
                                                                           ----------------
                                                                                  1,817,606
                                                                           ----------------
OIL & GAS EXPLORATION & PRODUCTION-0.7%
          13,335  Apache Corporation................................                867,575
                                                                           ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.9%
          29,066  Citigroup, Inc....................................              1,244,025
                                                                           ----------------
PERSONAL PRODUCTS-2.4%
          93,800  Estee Lauder Companies, Inc. Class A..............              3,145,114
                                                                           ----------------
PHARMACEUTICALS-4.1%
          10,000  Abbott Laboratories...............................                437,600
           8,000  Forest Laboratories, Inc.*........................                438,000
          11,600  Johnson & Johnson.................................                599,720
          19,600  Merck & Company, Inc..............................              1,186,780
          60,950  Pfizer, Inc.......................................              2,081,443
          15,000  Wyeth.............................................                683,250
                                                                           ----------------
                                                                                  5,426,793
                                                                           ----------------
RAILROADS-0.5%
          11,400  Union Pacific Corporation.........................                661,428
                                                                           ----------------

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-0.7%
           7,150  KLA-Tencor Corporation*...........................       $        332,404
          34,300  Lam Research Corporation*.........................                624,603
                                                                           ----------------
                                                                                    957,007
                                                                           ----------------
SEMICONDUCTORS-1.2%
          19,500  Broadcom Corporation*.............................                485,745
          18,900  Maxim Integrated Products, Inc.*..................                646,191
          15,300  Xilinx, Inc.*.....................................                387,243
                                                                           ----------------
                                                                                  1,519,179
                                                                           ----------------
SOFT DRINKS-1.9%
          42,400  Coca-Cola Company.................................              1,967,784
          33,000  Coca-Cola Enterprises, Inc........................                598,950
                                                                           ----------------
                                                                                  2,566,734
                                                                           ----------------
SPECIALTY STORES-0.9%
          35,100  Tiffany & Company.................................              1,147,068
                                                                           ----------------
SYSTEMS SOFTWARE-4.4%
          39,200  Adobe Systems, Inc................................              1,257,144
         102,000  BMC Software, Inc.*...............................              1,665,660
          81,600  Microsoft Corporation.............................              2,089,776
          25,100  Oracle Corporation*...............................                301,702
          19,000  VERITAS Software Corporation*.....................                544,730
                                                                           ----------------
                                                                                  5,859,012
                                                                           ----------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST-$62,463,567)..................................................             69,915,115
                                                                           ----------------
COMMON STOCKS (FOREIGN)-4.4%
INTEGRATED OIL & GAS-0.8%
          23,600  BP PLC Sponsored ADR (UK).........................                991,672
                                                                           ----------------
IT CONSULTING & OTHER SERVICES-0.6%
          45,725  Accenture Limited Class A ADR (BD)*...............                827,165
                                                                           ----------------
OIL & GAS DRILLING-1.0%
          34,000  Nabors Industries Limited (BA)*...................              1,344,700
                                                                           ----------------
PHARMACEUTICALS-1.2%
          28,000  Teva Pharmaceutical Industries Limited Sponsored
                  ADR (IS)..........................................              1,594,040
                                                                           ----------------
RAILROADS-0.5%
          13,500  Canadian National Railway Company (CA)............                651,510
                                                                           ----------------
SEMICONDUCTORS-0.3%
          11,025  Marvell Technology Group Limited (BD)*............                378,929
                                                                           ----------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$4,782,137)...................................................              5,788,016
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL AMOUNT                                                             MARKET VALUE

-------------------------------------------------------------------------------------------

CORPORATE BONDS (DOMESTIC)-14.6%
AUTOMOBILE MANUFACTURERS-2.5%
$      3,000,000  Toyota Motor Credit Corporation Series MTN
                  5.65% 1/15/07.....................................       $      3,321,270
                                                                           ----------------
DIVERSIFIED BANKS-3.4%
       3,540,000  Washington Mutual, Inc.
                  8.25% 4/1/10......................................              4,458,630
                                                                           ----------------
GENERAL MERCHANDISE STORES-1.9%
       2,500,000  Target Corporation
                  4.00% 6/15/13.....................................              2,449,650
                                                                           ----------------
HOUSEHOLD PRODUCTS-2.6%
       3,000,000  Colgate-Palmolive Company
                  5.98% 4/25/12.....................................              3,458,910
                                                                           ----------------
MOVIES & ENTERTAINMENT-1.7%
       2,000,000  Viacom, Inc.
                  7.75% 6/1/05......................................              2,227,480
                                                                           ----------------
PHARMACEUTICALS-2.5%
       3,000,000  Abbott Laboratories
                  5.625% 7/1/06.....................................              3,321,690
                                                                           ----------------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST-$17,358,713)..................................................             19,237,630
                                                                           ----------------
U.S. GOVERNMENT SECURITIES-18.0%
AGENCY PASS THROUGH-3.5%
       4,200,777  U.S. Small Business Administration Series 10-A
                  6.64% 2/1/11......................................              4,598,716
                                                                           ----------------
U.S. AGENCIES-7.0%
                  Federal Home Loan Bank:
       3,500,000  6.50% 11/15/05....................................              3,905,895
       3,000,000  6.70% 4/4/17 Callable 4/4/05......................              3,237,450
       2,000,000  Private Export Funding Corporation
                  3.40% 2/15/08.....................................              2,075,600
                                                                           ----------------
                                                                                  9,218,945
                                                                           ----------------

PRINCIPAL AMOUNT                                                              MARKET VALUE

---------------------------------------------------------------------------------------------

U.S. TREASURY NOTES-7.5%
$      2,044,640  U.S. Treasury Inflation Index Note
                  3.00% 7/15/12.....................................       $        2,253,100
                  U.S. Treasury Note:
       2,500,000  4.00% 11/15/12....................................                2,601,475
       3,000,000  5.00% 2/15/11.....................................                3,367,380
       1,500,000  6.875% 5/15/06....................................                1,718,970
                                                                           ------------------
                                                                                    9,940,925
                                                                           ------------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST-$22,330,570)..................................................               23,758,586
                                                                           ------------------

GOVERNMENT BONDS (FOREIGN)-2.1%
GOVERNMENT SECURITIES-2.1%
   CAD 3,535,000  Province of Quebec
                  6.50% 12/1/05 (CA)................................                2,794,232
                                                                           ------------------
TOTAL GOVERNMENT BONDS (FOREIGN)
(COST-$2,384,524)...................................................                2,794,232
                                                                           ------------------

                                                                               AMORTIZED
                                                                                  COST

---------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-7.6%
OTHER DIVERSIFIED FINANCIAL SERVICES-3.6%
$      4,800,000  Merrill Lynch & Company
                  1.12% 7/2/03......................................       $        4,799,851
                                                                           ------------------
SPECIAL PURPOSE ENTITY-4.0%
       5,300,000  Corporate Asset Funding Corporation
                  1.10% 7/1/03......................................                5,300,000
                                                                           ------------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$10,099,851)........................................               10,099,851
                                                                           ------------------
TOTAL INVESTMENTS-99.7%
(TOTAL COST-$119,419,362)...........................................              131,593,430
                                                                           ------------------
OTHER ASSETS AND LIABILITIES-0.3%...................................                  400,037
                                                                           ------------------
NET ASSETS-100.0%...................................................       $      131,993,467
                                                                           ==================

 SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $119,419,362
                                                    ------------
Investment securities, at market..................   131,593,430
Cash..............................................       438,207
Receivables:
  Investment securities sold......................       291,255
  Capital shares sold.............................       124,199
  Dividends and interest..........................       609,969
Other assets......................................        43,280
                                                    ------------
    Total Assets..................................   133,100,340
                                                    ------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................       249,075
  Capital shares redeemed.........................       571,505
  Advisory fees...................................        71,726
  Shareholder servicing fees......................         6,852
  Accounting fees.................................         6,621
  Distribution fees...............................        48,476
  Custodian fees..................................           544
  Other...........................................       152,074
                                                    ------------
    Total Liabilities.............................     1,106,873
                                                    ------------
Net Assets........................................  $131,993,467
                                                    ============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $330,144,048
Undistributed net investment income...............        (8,111)
Accumulated net realized loss from security
  transactions....................................  (210,316,504)
Net unrealized appreciation on investments and
  foreign currency translation....................    12,174,034
                                                    ------------
    Total.........................................  $131,993,467
                                                    ============

Net Assets--Class A...............................  $  1,384,281
Shares Outstanding--Class A.......................       189,206
Net Asset Value, Redemption Price Per Share.......  $       7.32
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $       7.77

Net Assets--Class B...............................  $  1,343,430
Shares Outstanding--Class B.......................       185,239
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       7.25

Net Assets--Class C...............................  $    216,228
Shares Outstanding--Class C.......................        30,236
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       7.15

Net Assets--Class F...............................  $128,990,444
Shares Outstanding--Class F.......................    17,615,028
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       7.32

Net Assets--Class R...............................  $     42,309
Shares Outstanding--Class R.......................         5,795
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       7.30

Net Assets--Class T...............................  $     16,775
Shares Outstanding--Class T.......................         2,230
Net Asset Value, Redemption Price Per Share.......  $       7.52
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $       7.87

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $    404,786
  Interest........................................     1,332,672
  Foreign taxes withheld..........................        (5,288)
                                                    ------------
    Total Investment Income.......................     1,732,170
                                                    ------------
EXPENSES:
  Advisory fees--Note 2...........................       423,091
  Shareholder servicing fees--Note 2..............        43,476
  Accounting fees--Note 2.........................        39,055
  Distribution fees--Note 2.......................       164,718
  Transfer agency fees--Note 2....................       216,567
  Registration fees...............................        28,567
  Postage and mailing expenses....................        35,111
  Custodian fees and expenses--Note 2.............         3,263
  Printing expenses...............................        28,265
  Legal and audit fees............................        14,271
  Directors' fees and expenses--Note 2............        16,792
  Other expenses..................................        35,555
                                                    ------------
    Total Expenses................................     1,048,731
    Earnings Credits..............................        (1,328)
    Reimbursed/Waived Expenses....................          (684)
    Expense Offset to Broker Commissions..........        (5,005)
                                                    ------------
    Net Expenses..................................     1,041,714
                                                    ------------
  Net Investment Income...........................       690,456
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security Transactions (including premiums on
  options exercised)..............................       (72,022)
  Closing and expiration of options contracts
  written.........................................       (81,414)
  Foreign currency transactions...................        10,642
                                                    ------------
    Net Realized Loss.............................      (142,794)
Net Change in Unrealized Appreciation of
Investments and Foreign Currency Translation......    11,878,484
                                                    ------------
Net Realized and Unrealized Gain..................    11,735,690
                                                    ------------
Net Increase in Net Assets Resulting from
Operations........................................  $ 12,426,146
                                                    ============

Purchases of long-term securities.................  $ 50,163,904
Proceeds from sales of long-term securities.......  $ 71,981,868
Purchases of long-term U.S. Government
Obligations.......................................  $  7,583,053
Proceeds from sales of long-term U.S. Government
Obligations.......................................  $  5,228,260

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED          ENDED
                                            6/30/03       12/31/02
                                          ------------  -------------
OPERATIONS
Net Investment Income...................  $    690,456  $   2,058,852
Net Realized Loss.......................      (142,794)   (35,873,999)
Net Change in Unrealized
  Appreciation/Depreciation.............    11,878,484     (8,107,493)
                                          ------------  -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    12,426,146    (41,922,640)
                                          ------------  -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From Net Investment Income
  Class A...............................        (5,606)        (7,719)
  Class B...............................        (1,223)          (558)
  Class C...............................           (17)             0
  Class F...............................      (691,602)    (2,156,959)
  Class R...............................          (114)             0
  Class T...............................            (5)             0
                                          ------------  -------------
Net Decrease from Dividends and
  Distributions.........................      (698,567)    (2,165,236)
                                          ------------  -------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................        22,581        304,988
  Class B...............................        51,775        (28,551)
  Class C...............................       (65,450)      (151,251)
  Class F...............................   (12,784,706)  (123,330,214)
  Class R...............................        30,077            294
  Class T...............................         2,392       (219,113)
                                          ------------  -------------
Net Decrease from Capital Share
  Transactions..........................   (12,743,331)  (123,423,847)
                                          ------------  -------------

Net Decrease in Net Assets..............    (1,015,752)  (167,511,723)

NET ASSETS
  Beginning of period...................  $133,009,219  $ 300,520,942
                                          ------------  -------------
  End of period.........................  $131,993,467  $ 133,009,219
                                          ============  =============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $ 6.68       $  8.18     $  9.24     $ 10.47
Income from investment
  operations:
    Net investment income.....        0.03          0.05        0.06        0.13
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        0.64         (1.51)      (1.03)      (1.18)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        0.67         (1.46)      (0.97)      (1.05)
Less distributions:
    From net investment
      income..................       (0.03)        (0.04)      (0.09)      (0.16)
    From net realized gains...        0.00          0.00        0.00       (0.02)
                                    ------       -------     -------     -------
        Total distributions...       (0.03)        (0.04)      (0.09)      (0.18)

Net Asset Value, end of
  period......................      $ 7.32       $  6.68     $  8.18     $  9.24
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       10.04%       (17.85%)    (10.46%)    (10.21%)
    Net assets, end of period
      (000s)..................      $1,384       $ 1,243     $ 1,227     $   699
    Net expenses to average
      net assets#.............        1.85%**       1.89%       1.87%       1.20%
    Gross expenses to average
      net assets#.............        1.86%**       1.89%       1.87%       1.23%
    Net investment income to
      average net assets......        0.81%**       0.56%       0.51%       1.48%
    Portfolio turnover
      rate@...................         113%          122%        111%        126%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS B SHARES
Net Asset Value, beginning of period.......      $ 6.63       $  8.11     $  9.18     $ 10.47
Income from investment operations:
    Net investment income (loss)...........        0.01         (0.01)       0.01        0.10
    Net gains (losses) on securities (both
      realized and unrealized).............        0.62         (1.47)      (1.03)      (1.24)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.63         (1.48)      (1.02)      (1.14)
Less distributions:
    From net investment income.............       (0.01)         0.00^      (0.05)      (0.13)
    From net realized gains................        0.00          0.00        0.00       (0.02)
                                                 ------       -------     -------     -------
        Total distributions................       (0.01)         0.00       (0.05)      (0.15)

Net Asset Value, end of period.............      $ 7.25       $  6.63     $  8.11     $  9.18
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        9.46%       (18.21%)    (11.13%)    (11.06%)
    Net assets, end of period (000s).......      $1,343       $ 1,181     $ 1,484     $ 1,008
    Net expenses to average net assets#....        2.55%**       2.54%       2.49%       1.93%
    Gross expenses to average net
      assets#..............................        2.56%**       2.54%       2.50%       1.96%
    Net investment income (loss) to average
      net assets...........................        0.11%**      (0.10%)     (0.13%)      0.71%
    Portfolio turnover rate@...............         113%          122%        111%        126%

  ^ Distributions from net investment income for the year ended December 31, 2002 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS C SHARES
Net Asset Value, beginning of period.......      $ 6.54       $  8.04     $  9.17     $ 10.47
Income from investment operations:
    Net investment income (loss)...........       (0.07)        (0.17)      (0.05)       0.10
    Net gains (losses) on securities (both
      realized and unrealized).............        0.68         (1.33)      (1.03)      (1.28)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.61         (1.50)      (1.08)      (1.18)
Less distributions:
    From net investment income.............        0.00^         0.00       (0.05)      (0.10)
    From net realized gains................        0.00          0.00        0.00       (0.02)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00       (0.05)      (0.12)
Net Asset Value, end of period.............      $ 7.15       $  6.54     $  8.04     $  9.17
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        9.34%       (18.66%)    (11.80%)    (11.36%)
    Net assets, end of period (000s).......      $  216       $   248     $   496     $   174
    Net expenses to average net
      assets#,+............................        2.72%**       3.48%       3.96%       1.86%
    Gross expenses to average net
      assets#,+............................        2.72%**       3.48%       3.96%       1.88%
    Net investment income (loss) to average
      net assets+..........................        0.07%**      (1.05%)     (1.64%)      0.76%
    Portfolio turnover rate@...............         113%          122%        111%        126%

  ^ Distributions from net investment income for the six months ended June 30, 2003 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 4.24%. The gross expense ratio would have been 4.24%. The net investment income (loss) ratio would have been (1.92%).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ----------------------------------------------------------
                                                2003        2002        2001        2000        1999        1998
                                             ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value, beginning of period.......   $   6.69    $   8.20    $   9.22    $  10.47   $    12.19  $    11.35
Income from investment operations:
    Net investment income..................       0.04        0.07        0.10        0.15         0.32        0.30
    Net gains (losses) on securities (both
      realized and unrealized).............       0.63       (1.50)      (1.02)      (1.23)       (0.61)       1.27
                                              --------    --------    --------    --------   ----------  ----------
        Total from investment operations...       0.67       (1.43)      (0.92)      (1.08)       (0.29)       1.57
Less distributions:
    From net investment income.............      (0.04)      (0.08)      (0.10)      (0.15)       (0.32)      (0.30)
    From net realized gains................       0.00        0.00        0.00       (0.02)       (1.11)      (0.43)
                                              --------    --------    --------    --------   ----------  ----------
        Total distributions................      (0.04)      (0.08)      (0.10)      (0.17)       (1.43)      (0.73)

Net Asset Value, end of period.............   $   7.32    $   6.69    $   8.20    $   9.22   $    10.47  $    12.19
                                              ========    ========    ========    ========   ==========  ==========
Total Return/Ratios
    Total return...........................      10.01%     (17.46%)     (9.94%)    (10.44%)      (2.22%)      13.96%
    Net assets, end of period (000s).......   $128,990    $130,314    $297,068    $552,675   $1,055,825  $1,244,221
    Net expenses to average net assets#....       1.59%**      1.42%      1.22%       1.07%        0.97%       0.99%
    Gross expenses to average net
      assets#..............................       1.59%**      1.43%      1.23%       1.08%        0.98%       1.00%
    Net investment income to average net
      assets...............................       1.07%**      0.99%      1.20%       1.41%        2.64%       2.51%
    Portfolio turnover rate@...............        113%        122%        111%        126%         218%        211%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS R SHARES
Net Asset Value, beginning of period.......      $ 6.68       $  8.18     $  9.22     $ 10.47
Income from investment operations:
    Net investment income (loss)...........        0.13         (0.16)       0.09        0.18
    Net gains (losses) on securities (both
      realized and unrealized).............        0.51         (1.34)      (1.02)      (1.23)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.64         (1.50)      (0.93)      (1.05)
Less distributions:
    From net investment income.............       (0.02)         0.00       (0.11)      (0.18)
    From net realized gains................        0.00          0.00        0.00       (0.02)
                                                 ------       -------     -------     -------
        Total distributions................       (0.02)         0.00       (0.11)      (0.20)

Net Asset Value, end of period.............      $ 7.30       $  6.68     $  8.18     $  9.22
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return...........................        9.63%       (18.34%)    (10.09%)    (10.18%)
    Net assets, end of period (000s).......      $   42       $    11     $    14     $     1
    Net expenses to average net
      assets#,+............................        2.42%**       4.24%       3.07%       0.80%
    Gross expenses to average net
      assets#,+............................        2.42%**       4.24%       3.07%       0.81%
    Net investment income (loss) to average
      net assets+..........................        0.19%**      (1.77%)     (0.75%)      1.71%
    Portfolio turnover rate@...............         113%          122%        111%        126%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company or its affiliates for the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.02% (2003), 19.52% (2002) and 272.77% (2001). The gross expense ratios would have been 3.02% (2003), 19.52% (2002) and 272.77%
     (2001). The net investment income (loss) ratios would have been (0.41%)
     (2003), (17.05%) (2002) and (270.45%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS T SHARES
Net Asset Value, beginning of period.......      $ 6.88       $  8.17     $  9.21     $ 10.47
Income from investment operations:
    Net investment income (loss)...........        0.05         (0.37)       0.08        0.12
    Net gains (losses) on securities (both
      realized and unrealized).............        0.59         (0.92)      (1.04)      (1.22)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.64         (1.29)      (0.96)      (1.10)
Less distributions:
    From net investment income.............        0.00^         0.00       (0.08)      (0.14)
    From net realized gains................        0.00          0.00        0.00       (0.02)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00       (0.08)      (0.16)

Net Asset Value, end of period.............      $ 7.52       $  6.88     $  8.17     $  9.21
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        9.34%       (15.79%)    (10.44%)    (10.67%)
    Net assets, end of period (000s).......      $   17       $    13     $   232     $     9
    Net expenses to average net
      assets#,+............................        2.82%**       2.59%       3.36%       1.30%
    Gross expenses to average net
      assets#,+............................        2.82%**       2.60%       3.36%       1.32%
    Net investment income (loss) to average
      net assets+..........................       (0.16%)**     (0.31%)     (1.12%)      1.22%
    Portfolio turnover rate@...............         113%          122%        111%        126%

  ^ Distributions from net investment income for the six months ended June 30, 2003 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company or its affiliates for the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.46% (2003), 14.62% (2002) and 18.37% (2001). The gross expense ratios would have been 3.46% (2003), 14.63% (2002) and 18.37%
     (2001). The net investment income (loss) ratios would have been (0.80%)
     (2003), (12.34%) (2002) and (16.13%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Balanced Fund (the "Fund"). The Fund offers Class A,
Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or, in the case of written call options, at the mean between the highest bid and lowest asked quotations, or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.
  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  OPTION WRITING--When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) quarterly and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets, and 0.50% of net assets in excess of $750 million.
  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $12,452 and $27,599, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003,

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
Class F shares paid DTI and ITC $12,445 and $17,162, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.73 to $13.13, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................    $     2,469
Class B.....................................................    $     2,035
Class C.....................................................    $       487
Class R.....................................................    $       132
Class T.....................................................    $       120

  Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class R and Class T share classes of the Fund for certain transfer agency and printing expenses pursuant to a contractual commitment. This commitment will extend through at least August 31, 2004, and will not be terminated without prior notification to the Company's board of directors. For the six months ended June 30, 2003, Class R and Class T were each reimbursed $44, which reduced the amounts paid to DTI to $88 and $76, respectively.
  DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC is also the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $159,284 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $1,602
Class B.................................     $4,557            $1,519
Class C.................................     $  860            $  287
Class T.................................     $   17            $   17

  During the six months ended June 30, 2003, DSC retained $8,718 and $320 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
Fund's portion of the fee waiver was $596. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2008 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses..................................  $199,486,923
Post-October Capital Loss Deferral..........................  $  5,744,775
Post-October Currency Loss Deferral.........................  $          0
Federal Tax Cost............................................  $123,405,797
Gross Tax Appreciation of Investments.......................  $ 10,748,081
Gross Tax Depreciation of Investments.......................  $ (2,560,448)
Net Tax Appreciation........................................  $  8,187,633

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 850 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                            SIX MONTHS                              YEAR
                                              ENDED                                ENDED
                                             6/30/03                              12/31/02
                                ----------------------------------  ------------------------------------
                                    SHARES            AMOUNT             SHARES             AMOUNT
                                ---------------  -----------------  ----------------  ------------------
CLASS A
      Sold....................           10,418  $          72,880            78,405  $          605,345
      Dividends or
        Distributions
        Reinvested............              768  $           5,411             1,046  $            7,280
      Redeemed................           (7,954) $         (55,710)          (43,543) $         (307,637)
      NET INCREASE............            3,232  $          22,581            35,908  $          304,988
CLASS B
      Sold....................           30,448  $         210,267            38,811  $          277,704
      Dividends or
        Distributions
        Reinvested............              138  $             971                69  $              461
      Redeemed................          (23,551) $        (159,463)          (43,542) $         (306,716)
      NET INCREASE
        (DECREASE)............            7,035  $          51,775            (4,662) $          (28,551)
CLASS C
      Sold....................            3,223  $          22,294            24,035  $          171,946
      Dividends or
        Distributions
        Reinvested............                1  $              10                 0  $                0
      Redeemed................          (10,853) $         (87,754)          (47,882) $         (323,197)
      NET DECREASE............           (7,629) $         (65,450)          (23,847) $         (151,251)
CLASS F
      Sold....................        1,909,527  $      13,118,759         3,379,558  $       25,710,382
      Dividends or
        Distributions
        Reinvested............           95,161  $         669,120           288,655  $        2,097,722
      Redeemed................       (3,877,305) $     (26,572,585)      (20,429,796) $     (151,138,318)
      NET DECREASE............       (1,872,617) $     (12,784,706)      (16,761,583) $     (123,330,214)
CLASS R
      Sold....................            4,075  $          30,000             5,874  $           40,000
      Dividends or
        Distributions
        Reinvested............               11  $              77                 0  $                0
      Redeemed................               (0) $              (0)           (5,874) $          (39,706)
      NET INCREASE............            4,086  $          30,077                 0  $              294
CLASS T
      Sold....................              314  $           2,387               365  $            2,456
      Dividends or
        Distributions
        Reinvested............                1  $               5                 0  $                0
      Redeemed................               (0) $              (0)          (26,771) $         (221,569)
      NET INCREASE
        (DECREASE)............              315  $           2,392           (26,406) $         (219,113)

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

5. CALL OPTIONS WRITTEN
Transactions in options written during the six months ended June 30, 2003, were as follows:

                                          NUMBER OF  PREMIUMS
                                          CONTRACTS  RECEIVED
                                          ---------  ---------
Options outstanding at December 31,
  2002..................................         0   $      0
Options written.........................       690    151,125
Options terminated in closing purchase
  transactions..........................      (350)   (95,197)
Options expired.........................      (170)   (30,939)
Options exercised.......................      (170)   (24,989)
                                           -------   --------
Options outstanding at June 30, 2003....         0   $      0
                                           =======   ========

6. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

DREYFUS FOUNDERS BALANCED FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
2930 East Third Avenue
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

This report is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus, which contains more complete information including charges, expenses, and share classes. Please read the prospectus carefully before you invest or send money. Date of first use: August 28, 2003

     Dreyfus Service Corporation, Distributor. (C) 2003 Founders Asset Management LLC.

                                                                    A-636-BAL-03

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
DISCOVERY FUND
INVESTMENT UPDATE
JUNE 30, 2003

DISCOVERY FUND IS CLOSED TO NEW INVESTORS.
PLEASE SEE THE PROSPECTUS FOR ADDITIONAL INFORMATION.

[DREYFUS FOUNDERS FUNDS LOGO]

TABLE OF CONTENTS

Management Overview                       3
Statement of Investments                 10
Statement of Assets and Liabilities      16
Statement of Operations                  18
Statements of Changes in Net Assets      19
Financial Highlights                     20
Notes to Financial Statements            26

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2003. The amounts of the these holdings are included in the Statement of Investments.

            - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF ROBERT AMMANN]

A DISCUSSION WITH PORTFOLIO
MANAGER ROBERT AMMANN, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

During the period, the Dreyfus Founders Discovery Fund underperformed its benchmark, returning less than the 19.33% return posted by the Russell 2000 Growth Index.

WHAT ECONOMIC OR MARKET DYNAMICS MOST IMPACTED THE PERIOD?

The opening of the period saw depressed investor optimism and dampened spending, precipitated mostly by the geopolitical uncertainty that blanketed the market for months. Weakened consumer spending that was experienced during the previous period's holiday season carried into the first two months of 2003, as increased uncertainty over the potential war in Iraq caused both consumers and corporations to take a cautious approach to spending. Moreover, economic and geopolitical concerns were not the only issues the market had to digest. The impact of severe weather in the first quarter added to the market's difficulty by dampening spending.

     However, the market began an impressive rally in March as investor optimism increased with the move toward a resolution in the Iraqi conflict. The strength of this rally proved sustainable throughout the period, buoyed

[SIDENOTE]

"THE STRENGTH OF THE MID-MARCH MARKET RALLY PROVED SUSTAINABLE THROUGHOUT THE PERIOD, BUOYED PRIMARILY BY A FAIRLY STRONG FIRST QUARTER EARNINGS-REPORTING SEASON WHERE MANY COMPANIES MET OR EXCEEDED WALL STREET EXPECTATIONS."

PERFORMANCE HIGHLIGHTS

- A strong first quarter earnings-reporting season buoyed the market rally that began in March of 2003.

- Micro-cap companies showed the greatest strength during the market rally. The Fund was limited in its ability to participate in this trend.

- Strong stock selection in the industrials sector was a significant contributor to the Fund's performance.

- A higher-than-average cash position was a significant hindrance to performance.

primarily by a fairly strong first quarter earnings-reporting season where many companies met or exceeded Wall Street expectations. Low interest rates, shareholder-friendly tax legislation and continued evidence that the U.S. economy is showing modest improvements added fuel to the market rally.

     This recent rally has been characterized by many of the smallest market capitalization companies, or micro-cap stocks, showing the greatest strength. This micro-cap bias can be seen when comparing the returns of the stocks in the Russell 2000 Growth Index broken into quintiles by market cap. During this period, the largest capitalization companies within the Index posted a return of 14.90%, while the smallest quintile stocks produced a whopping 32.66% return.(1) However, the Fund, with its large asset base, finds it difficult to take positions in many of these extremely small companies as liquidity often prevents us from building a meaningful position.

WHAT MANAGEMENT DECISIONS POSITIVELY AFFECTED THE FUND DURING THE PERIOD?

The Fund saw strong outperformance relative to the Russell 2000
Growth Index from several holdings within the industrials sector, including less economically sensitive holdings such as education-related stocks CORINTHIAN COLLEGES, INC., EDUCATION MANAGEMENT CORPORATION, STRAYER EDUCATION, INC., and Career Education Corporation. Each of these companies translated strong enrollment trends into strong earnings growth and were significant contributors to the Funds performance. Additionally,

----------
(1) Source: FactSet Research Systems; Frank Russell Co.; Prudential Securities.

STERICYCLE, INC., a medical waste management company, which we also view as less economically sensitive, proved to be a strong performer as it continued to benefit from steady customer demand and increased opportunities for value-added service offerings.

     Among the more economically sensitive areas within the industrials sector, the Fund saw strong performance in holdings such as airfreight and logistics companies PACER INTERNATIONAL, INC. and UTI WORLDWIDE, INC. Both companies posted strong returns and are beginning to see benefits from increased shipping activity associated with stronger global economic activity. Other more economically sensitive holdings that also did well during the period include J.B. HUNT TRANSPORT SERVICES, INC. and JACOBS ENGINEERING GROUP, INC.

     Another contributor to overall relative performance was the Fund's underweight position in the weaker-performing financials sector. While our stock selection in this sector proved to be relatively poor with holdings such as La Quinta Corporation and Arthur J. Gallagher & Co., these selection missteps were more than overcome by our overall underweight position in this weaker-performing sector.

     Strong stock selection proved fruitful in the Fund's consumer discretionary sector. Some of the significant contributors to performance were MOVIE GALLERY, INC., the video rental chain, which rebounded sharply following last years mislaid concern over possible weaknesses. Similarly, auto parts retailer ADVANCE AUTO PARTS, INC. performed well during the period, bolstered by strong sales and earnings results and increased interest in the company's

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  Stericycle, Inc. (SRCL)                        2.09%
2.  Medicis Pharmaceutical Corporation (MRX)       2.03%
3.  Fisher Scientific International, Inc. (FSH)    2.00%
4.  Advance Auto Parts, Inc. (AAP)                 1.93%
5.  Harman International Industries, Inc. (HAR)    1.92%
6.  Jacobs Engineering Group, Inc. (JEC)           1.85%
7.  Education Management Corporation (EDMC)        1.82%
8.  Ruby Tuesday, Inc. (RI)                        1.81%
9.  National-Oilwell, Inc. (NOI)                   1.76%
10. Leapfrog Enterprises, Inc. (LF)                1.68%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

potential to expand margins over time. HARMAN INTERNATIONAL INDUSTRIES, INC., a provider of audio and other electronics to consumer and automobile Original Equipment Manufacturer (OEM) markets, rose sharply, driven by strong earnings results led by the automotive OEMs' adoption of Harmans newer infotainment solutions. RUBY TUESDAY, INC. also performed well following resolution of uncertainty about accounting changes as well as strong early results from a new menu. Finally, LEAPFROG ENTERPRISES, INC., an educational toy company, excelled as strong product adoption by consumers led to increased retail shelf space and strong earnings growth.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Discovery Fund on 6/30/93 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Russell 2000 Index is a widely recognized, unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     Although a few select stocks in the healthcare sector provided disappointments for the Fund, the Fund benefited from several strong performers in this sector. SELECT MEDICAL CORPORATION, a long-term acute care hospital and outpatient rehabilitation services company, performed well as it began to realize strong growth and a more favorable reimbursement environment. TARO PHARMACEUTICALS INDUSTRIES LIMITED, a generic drug company, INTEGRA LIFESCIENCES HOLDINGS, a life and neurosciences company, and ODYSSEY HEALTHCARE, INC., a hospice care provider, were all meaningful contributors to the Funds performance during the period.

WHAT FACTORS HINDERED THE FUNDS PERFORMANCE DURING THE PERIOD?

Chief among the negative impacts on the Fund's performance during the period was a higher-than-normal cash position that dampened returns the

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       5.33%   (14.61%)      --        --    (16.47%)
  Without sales charge           11.73%    (9.39%)      --        --    (15.05%)

CLASS B SHARES (12/31/99)
  With redemption*                7.24%   (13.83%)      --        --    (16.44%)
  Without redemption             11.24%   (10.24%)      --        --    (15.77%)

CLASS C SHARES (12/31/99)
  With redemption**              10.29%   (11.13%)      --        --    (15.76%)
  Without redemption             11.29%   (10.23%)      --        --    (15.76%)

CLASS F SHARES (12/31/89)        11.82%    (9.40%)    2.99%     8.57%    12.38%

CLASS R SHARES (12/31/99)        11.96%    (9.12%)      --        --    (14.83%)

CLASS T SHARES (12/31/99)
  With sales charge(4.50%)        6.55%   (13.88%)      --        --    (16.56%)
  Without sales charge           11.60%    (9.81%)      --        --    (15.46%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions and adjustments for financial statement purposes. Part of the Funds historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Funds investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investing such as limited product lines, less liquidity, and small market share.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

Fund might have otherwise seen in the strong market environment. Cash averaged around 11% during the period, which is somewhat higher than the preferred 5-10% range.

     As mentioned earlier, the Fund suffered some selected disappointments in the healthcare sector. The largest negative contribution came from Accredo Health, Inc., a contract pharmacy services company, which fell sharply within the period as it lowered expectations due to both product competition and acquisition integration challenges. Nurse staffing organization AMN Health Services, Inc. also fell during the period, as customer demand for temporary staffing slowed. Charles River Laboratories International, Inc., a research models company, lagged after slightly lowering earnings guidance early in the year. Additionally, the markets rotation into more economically sensitive holdings within the healthcare sector, paired with lagging performance due to slowing admission trends, caused the hospital sub-sector to fare poorly overall.

     Despite seeing some of the strongest absolute returns posted within the Funds information technology holdings, an underweight position in this strong-performing sector negatively impacted relative performance during the period. Additionally, as a whole, the Fund suffered from some disappointing stock selection on a relative basis. Technology distributor Tech Data Corporation fell early in the period after revising downward their 2003 fiscal year earnings guidance and announcing a large acquisition.

[CHART]

PORTFOLIO COMPOSITION

24.85%  Consumer Discretionary
22.05%  Healthcare
17.72%  Information Technology
16.51%  Industrials
 5.12%  Energy
 3.38%  Consumer Staples
 1.93%  Financials
 0.71%  Telecommunications Services
 0.48%  Materials
 7.25%  Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

CREE, INC., a LED (light emitting diode) company, also performed poorly due to a pending lawsuit by a former founder who is the brother of the company's current chairman. Other weak contributors within the technology sector included FAIRCHILD SEMICONDUCTOR CORPORATION, EMULEX CORPORATION, and BROOKS AUTOMATION, INC.

     An underweight position in the strong-performing telecommunications services sector also impaired the Funds overall performance. Within this sector, the returns realized from recent holding BOSTON COMMUNICATIONS GROUP, INC. suffered due to concerns over the renewal of a large customer contract.

     To a lesser extent, the relative returns among the Fund's energy holdings did not keep pace with the Index during the period, caused by lagging returns from NATIONAL-OILWELL, INC., and from exploration and production holdings such as PIONEER NATURAL RESOURCES COMPANY and QUICKSILVER RESOURCES, INC.

     Additional hindrances to performance included poor stock selection within the consumer staples sector, with holdings such as Manhattan-based drug retailer Duane Reade, Inc., which performed poorly as it was negatively impacted by a weakened New York economy.

     Alloy, Inc., a teen direct marketing and media company, also fell sharply after announcing an earnings shortfall due to unexpected higher fulfillment costs and more promotional activity. Other holdings that significantly reduced the Funds overall returns include Atlantic Coast Airlines Holdings, Inc., Scholastic Corporation, RPM International, Inc., and Genesco, Inc.


As we move into the second half of 2003, our strategy remains consistent. We strongly believe a strict focus on valuation is of great importance. We will continue to employ our bottom-up research process to seek companies we believe are capable of posting strong future earnings growth at attractive valuations.

/s/ Robert Ammann

Robert Ammann, CFA
Portfolio Manager

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

  SHARES                                                 MARKET VALUE

  -------------------------------------------------------------------

  COMMON STOCKS (DOMESTIC)-87.4%
  AEROSPACE & DEFENSE-0.8%
      269,470  ManTech International Corporation*......  $  5,168,435
                                                         ------------
  AIR FREIGHT & LOGISTICS-1.5%
      529,095  Pacer International, Inc.*..............     9,978,732
                                                         ------------
  APPAREL, ACCESSORIES & LUXURY GOODS-1.3%
      168,920  Columbia Sportswear Company*............     8,684,177
                                                         ------------
  APPLICATION SOFTWARE-2.6%
       80,000  Ansys, Inc.*............................     2,488,000
      200,440  Cadence Design Systems, Inc.*...........     2,417,306
      139,055  Documentum, Inc.*.......................     2,735,212
      209,900  Filenet Corporation*....................     3,786,596
      121,725  Hyperion Solutions Corporation*.........     4,109,436
       85,925  Reynolds and Reynolds Company...........     2,454,018
                                                         ------------
                                                           17,990,568
                                                         ------------
  BROADCASTING & CABLE TV-1.5%
      590,950  Radio One, Inc. Class D*................    10,501,182
                                                         ------------
  CASINOS & GAMING-1.6%
      613,650  Boyd Gaming Corporation*................    10,591,599
                                                         ------------
  COMMUNICATIONS EQUIPMENT-6.6%
      349,525  Avocent Corporation*....................    10,461,283
       68,850  Emulex Corporation*.....................     1,567,715
      252,195  Harris Corporation......................     7,578,460
      354,155  NetScreen Technologies, Inc.*...........     7,986,195
      294,975  Polycom, Inc.*..........................     4,088,354
      671,030  Powerwave Technologies, Inc.*...........     4,207,358
       79,795  SafeNet, Inc.*..........................     2,232,664
    2,125,722  Stratex Networks, Inc.*.................     6,802,310
                                                         ------------
                                                           44,924,339
                                                         ------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

  SHARES                                                 MARKET VALUE

  -------------------------------------------------------------------

  CONSTRUCTION & ENGINEERING-1.9%
      302,405  Jacobs Engineering Group, Inc.*.........  $ 12,746,371
                                                         ------------
  CONSUMER ELECTRONICS-1.9%
      167,675  Harman International
               Industries, Inc.........................    13,269,800
                                                         ------------
  DISTILLERS & VINTNERS-0.7%
      160,840  Constellation Brands, Inc.*.............     5,050,376
                                                         ------------
  DIVERSIFIED COMMERCIAL SERVICES-4.8%
      150,210  Corinthian Colleges, Inc.*..............     7,295,700
      235,955  Education Management Corporation*.......    12,548,087
      135,410  FTI Consulting, Inc.*...................     3,381,188
      280,420  Kroll, Inc.*............................     7,588,165
       28,810  Strayer Education, Inc..................     2,288,955
                                                         ------------
                                                           33,102,095
                                                         ------------
  ELECTRICAL COMPONENTS & EQUIPMENT-0.9%
      172,950  AMETEK, Inc.............................     6,338,618
                                                         ------------
  ELECTRONIC EQUIPMENT MANUFACTURERS-1.5%
      563,635  Aeroflex, Inc.*.........................     4,362,535
      101,705  Coherent, Inc.*.........................     2,433,800
      125,385  FLIR Systems, Inc.*.....................     3,780,358
                                                         ------------
                                                           10,576,693
                                                         ------------
  ENVIRONMENTAL SERVICES-2.4%
      375,275  Stericycle, Inc.*.......................    14,440,582
       56,225  Waste Connections, Inc.*................     1,970,686
                                                         ------------
                                                           16,411,268
                                                         ------------
  FOOD DISTRIBUTORS-0.4%
       90,950  United Natural Foods, Inc.*.............     2,559,333
                                                         ------------
  FOOD RETAIL-0.2%
       31,365  Whole Foods Market, Inc.*...............     1,490,778
                                                         ------------
  GENERAL MERCHANDISE STORES-0.8%
      209,285  Tuesday Morning Corporation*............     5,504,196
                                                         ------------
  HEALTHCARE DISTRIBUTORS-5.1%
      394,750  Fisher Scientific
               International, Inc.*....................    13,776,775
      153,411  Henry Schein, Inc.*.....................     8,029,532
      287,900  Omnicare, Inc...........................     9,728,141
       71,135  Patterson Dental Company*...............     3,228,106
                                                         ------------
                                                           34,762,554
                                                         ------------
  HEALTHCARE EQUIPMENT-3.1%
      562,970  Alaris Medical Systems, Inc.*...........     7,290,462
       92,200  Bio-Rad Laboratories, Inc.*.............     5,103,270
      333,355  Integra LifeSciences Holdings*..........     8,793,905
                                                         ------------
                                                           21,187,637
                                                         ------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SHARES                                                 MARKET VALUE

  -------------------------------------------------------------------

  HEALTHCARE FACILITIES-1.7%
      103,030  Community Health Systems, Inc.*.........  $  1,987,449
      382,825  Select Medical Corporation*.............     9,505,545
                                                         ------------
                                                           11,492,994
                                                         ------------
  HEALTHCARE SERVICES-1.2%
      217,275  Odyssey Healthcare, Inc.*...............     8,039,175
                                                         ------------
  HEALTHCARE SUPPLIES-0.5%
      104,725  Cooper Companies, Inc...................     3,641,288
                                                         ------------
  HOME ENTERTAINMENT SOFTWARE-0.6%
      474,355  Sonic Solutions*........................     4,088,940
                                                         ------------
  HOME FURNISHINGS-0.7%
      191,400  Furniture Brands
               International, Inc.*....................     4,995,540
                                                         ------------
  HOTELS, RESORTS & CRUISE LINES-0.5%
      127,125  Choice Hotels International, Inc.*......     3,471,784
                                                         ------------
  HOUSEHOLD PRODUCTS-1.0%
      339,700  Dial Corporation........................     6,607,165
                                                         ------------
  INTERNET SOFTWARE & SERVICES-0.7%
      185,830  United Online, Inc.*....................     4,708,932
                                                         ------------
  LEISURE PRODUCTS-3.1%
      364,825  Leapfrog Enterprises, Inc.*.............    11,605,083
      159,350  Polaris Industries, Inc.................     9,784,090
                                                         ------------
                                                           21,389,173
                                                         ------------
  MANAGED HEALTHCARE-2.1%
      295,150  Amerigroup Corporation*.................    10,979,580
       65,725  PacifiCare Health Systems, Inc.*........     3,242,214
                                                         ------------
                                                           14,221,794
                                                         ------------
  OIL & GAS DRILLING-0.5%
      173,725  Pride International, Inc.*..............     3,269,505
                                                         ------------
  OIL & GAS EQUIPMENT & SERVICES-3.7%
       91,250  Carbo Ceramics, Inc.....................     3,399,063
      552,670  National-Oilwell, Inc.*.................    12,158,740
      588,050  Superior Energy Services, Inc.*.........     5,574,714
      145,000  Tidewater, Inc..........................     4,258,650
                                                         ------------
                                                           25,391,167
                                                         ------------
  OIL & GAS EXPLORATION & PRODUCTION-0.9%
      157,235  Pioneer Natural Resources Company*......     4,103,834
       91,925  Quicksilver Resources, Inc.*............     2,201,604
                                                         ------------
                                                            6,305,438
                                                         ------------
  PACKAGED FOODS & MEATS-1.1%
      176,875  American Italian Pasta Company*.........     7,366,844
                                                         ------------


  -------------------------------------------------------------------
  SHARES                                                 MARKET VALUE

  PHARMACEUTICALS-5.4%
      403,275  Andrx Group*............................  $  8,025,173
       90,125  K-V Pharmaceuticals Company*............     2,505,475
      247,421  Medicis Pharmaceutical Corporation
               Class A*................................    14,028,771
       88,950  MGI Pharma, Inc.*.......................     2,279,789
       85,250  Pharmaceutical Resources, Inc.*.........     4,148,265
      302,967  SICOR, Inc.*............................     6,162,349
                                                         ------------
                                                           37,149,822
                                                         ------------
  PUBLISHING-0.7%
      116,050  Getty Images, Inc.*.....................     4,792,865
                                                         ------------
  REGIONAL BANKS-0.7%
      148,940  Southwest Bancorporation of
               Texas, Inc.*............................     4,842,039
                                                         ------------
  RESTAURANTS-3.5%
      138,590  Krispy Kreme Doughnuts, Inc.*...........     5,707,136
      177,275  Rare Hospitality
               International, Inc.*....................     5,793,347
      505,610  Ruby Tuesday, Inc.......................    12,503,735
                                                         ------------
                                                           24,004,218
                                                         ------------
  SEMICONDUCTOR EQUIPMENT-2.3%
      424,395  Brooks Automation, Inc.*................     4,812,639
      414,115  Entegris, Inc.*.........................     5,565,705
      267,290  FEI Company*............................     5,014,360
                                                         ------------
                                                           15,392,704
                                                         ------------
  SEMICONDUCTORS-0.9%
      109,850  Cree, Inc.*.............................     1,788,358
      154,425  Fairchild Semiconductor Corporation
               Class A*................................     1,975,095
      152,800  Semtech Corporation*....................     2,175,872
                                                         ------------
                                                            5,939,325
                                                         ------------
  SPECIALTY CHEMICALS-0.5%
       77,575  Valspar Corporation.....................     3,275,217
                                                         ------------
  SPECIALTY STORES-8.5%
      219,015  Advance Auto Parts, Inc.*...............    13,338,014
      206,420  Cost Plus, Inc.*........................     7,360,937
      175,075  Finish Line, Inc.*......................     3,888,416
      557,050  Hollywood Entertainment Corporation*....     9,581,260
      449,948  Movie Gallery, Inc.*....................     8,301,541
      167,350  PETCO Animal Supplies, Inc.*............     3,638,189
       50,395  Rent-A-Center, Inc.*....................     3,820,445
      170,950  Tractor Supply Company*.................     8,162,863
                                                         ------------
                                                           58,091,665
                                                         ------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SHARES                                                 MARKET VALUE

  -------------------------------------------------------------------

  SYSTEMS SOFTWARE-2.1%
      291,215  Macrovision Corporation*................  $  5,801,003
      356,275  NetIQ Corporation*......................     5,508,012
      320,135  Secure Computing Corporation*...........     2,794,779
                                                         ------------
                                                           14,103,794
                                                         ------------
  TECHNOLOGY DISTRIBUTORS-0.5%
      320,221  Insight Enterprises, Inc.*..............     3,221,423
                                                         ------------
  TRADING COMPANIES & DISTRIBUTORS-0.8%
      156,245  Fastenal Company........................     5,302,955
                                                         ------------
  TRUCKING-2.9%
       91,575  J.B. Hunt Transport Services, Inc.*.....     3,456,956
      283,281  Werner Enterprises, Inc.................     6,005,557
      442,680  Yellow Corporation*.....................    10,248,042
                                                         ------------
                                                           19,710,555
                                                         ------------
  WIRELESS TELECOMMUNICATION SERVICES-0.7%
      283,800  Boston Communications Group, Inc.*......     4,861,494
                                                         ------------
  TOTAL COMMON STOCKS (DOMESTIC)
  (COST-$549,880,186)..................................   596,516,566
                                                         ------------
  COMMON STOCKS (FOREIGN)-5.4%
  AIR FREIGHT & LOGISTICS-0.6%
      127,475  UTI Worldwide, Inc. (VI)................     3,975,945
                                                         ------------
  HEALTHCARE EQUIPMENT-1.6%
      110,650  Mettler-Toledo International, Inc.
               (SZ)*...................................     4,055,323
      169,650  ResMed, Inc. (AU)*......................     6,650,280
                                                         ------------
                                                           10,705,603
                                                         ------------
  HOTELS, RESORTS & CRUISE LINES-0.6%
      183,580  Fairmont Hotels & Resorts, Inc. (CA)....     4,295,772
                                                         ------------
  INSURANCE BROKERS-1.2%
      305,960  Platinum Underwriters Holdings Limited
               (BD)....................................     8,303,754
                                                         ------------
  PHARMACEUTICALS-1.4%
      170,500  Taro Pharmaceutical Industries Limited
               (IS)*...................................     9,357,035
                                                         ------------
  TOTAL COMMON STOCKS (FOREIGN)
  (COST-$31,499,811)...................................    36,638,109
                                                         ------------
  RIGHTS AND WARRANTS (DOMESTIC)-0.0%
  COMMERCIAL PRINTING-0.0%
        4,736  American Banknote Corporation
               Warrants*...............................             4
                                                         ------------
  TOTAL RIGHTS AND WARRANTS (DOMESTIC)
  (COST-$0)............................................             4
                                                         ------------


  ---------------------------------------------------------------------
  PRINCIPAL AMOUNT                                       AMORTIZED COST

  CORPORATE SHORT-TERM NOTES-8.3%
  CONSUMER FINANCE-3.1%
  $21,300,000  Household Finance Company
               1.03% 7/1/03............................   $ 21,300,000
                                                          ------------
  OTHER DIVERSIFIED FINANCIAL SERVICES-5.2%
   17,100,000  Merrill Lynch & Company
               1.08% 7/3/03............................     17,098,974
   18,600,000  Verizon Network Funding
               1.05% 7/2/03............................     18,599,458
                                                          ------------
                                                            35,698,432
                                                          ------------
  TOTAL CORPORATE SHORT-TERM NOTES
  (AMORTIZED COST-$56,998,432).........................     56,998,432
                                                          ------------
  TOTAL INVESTMENTS-101.1%
  (TOTAL COST-$638,378,429)............................    690,153,111
  OTHER ASSETS AND LIABILITIES-(1.1%)..................     (7,309,968)
                                                          ------------
  NET ASSETS-100.0%....................................   $682,843,143
                                                          ============

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $   638,378,429
                                                    ---------------
Investment securities, at market..................      690,153,111
Cash..............................................        6,622,740
Receivables:
  Investment securities sold......................        9,231,780
  Capital shares sold.............................          758,717
  Dividends.......................................           40,041
Other assets......................................           28,260
                                                    ---------------
    Total Assets..................................      706,834,649
                                                    ---------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................       20,186,833
  Capital shares redeemed.........................        3,008,477
  Advisory fees...................................          475,416
  Shareholder servicing fees......................           49,849
  Accounting fees.................................           30,689
  Distribution fees...............................           85,559
  Custodian fees..................................            1,556
  Other...........................................          153,127
                                                    ---------------
    Total Liabilities.............................       23,991,506
                                                    ---------------
Net Assets........................................  $   682,843,143
                                                    ===============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $ 1,184,430,933
Accumulated net investment loss...................       (4,015,896)
Accumulated net realized loss from security
  transactions....................................     (549,346,576)
Net unrealized appreciation on investments........       51,774,682
                                                    ---------------
    Total.........................................  $   682,843,143
                                                    ===============

Net Assets--Class A...............................  $    67,340,389
Shares Outstanding--Class A.......................        3,157,396
Net Asset Value, Redemption Price Per Share.......  $         21.33
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $         22.63

Net Assets--Class B...............................  $    19,016,316
Shares Outstanding--Class B.......................          919,160
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $         20.69

Net Assets--Class C...............................  $     7,785,587
Shares Outstanding--Class C.......................          376,171
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $         20.70

Net Assets--Class F...............................  $   538,589,874
Shares Outstanding--Class F.......................       25,301,943
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $         21.29

Net Assets--Class R...............................  $    48,781,363
Shares Outstanding--Class R.......................        2,265,520
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $         21.53

Net Assets--Class T...............................  $     1,329,614
Shares Outstanding--Class T.......................           63,408
Net Asset Value, Redemption Price Per Share.......  $         20.97
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $         21.96

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $       454,350
  Interest........................................          424,333
  Foreign taxes withheld..........................             (826)
                                                    ---------------
    Total Investment Income.......................          877,857
                                                    ---------------
EXPENSES:
  Advisory fees--Note 2...........................        2,662,602
  Shareholder servicing fees--Note 2..............          297,695
  Accounting fees--Note 2.........................          173,401
  Distribution fees--Note 2.......................          703,820
  Transfer agency fees--Note 2....................          597,975
  Registration fees...............................           45,639
  Postage and mailing expenses....................           73,569
  Custodian fees and expenses--Note 2.............            9,337
  Printing expenses...............................           62,036
  Legal and audit fees............................           71,870
  Directors' fees and expenses--Note 2............           74,571
  Other expenses..................................          131,055
                                                    ---------------
    Total Expenses................................        4,903,570
    Earnings Credits..............................           (4,256)
    Reimbursed/Waived Expenses....................           (1,561)
    Expense Offset to Broker Commissions..........           (4,000)
                                                    ---------------
    Net Expenses..................................        4,893,753
                                                    ---------------
  Net Investment Loss.............................       (4,015,896)
                                                    ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
SECURITY TRANSACTIONS AND FOREIGN CURRENCY
TRANSACTIONS
Net Realized Loss on Security Transactions........      (70,773,745)
Net Change in Unrealized Appreciation/Depreciation
on Investments....................................      147,157,998
                                                    ---------------
    Net Realized and Unrealized Gain..............       76,384,253
                                                    ---------------
Net Increase in Net Assets Resulting from
Operations........................................  $    72,368,357
                                                    ===============

Purchases of long-term securities.................  $   405,363,302
Proceeds from sales of long-term securities.......  $   434,878,930

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS        YEAR
                                             ENDED          ENDED
                                            6/30/03        12/31/02
                                          ------------  --------------
OPERATIONS
Net Investment Loss.....................  $ (4,015,896) $   (9,642,274)
Net Realized Loss on Security
  Transactions..........................   (70,773,745)   (254,766,071)
Net Change in Unrealized Appreciation /
  Depreciation..........................   147,157,998     (84,564,881)
                                          ------------  --------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    72,368,357    (348,973,226)
                                          ------------  --------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................    (7,142,760)    (13,346,442)
  Class B...............................    (1,657,362)     (5,807,035)
  Class C...............................      (791,629)     (4,278,012)
  Class F...............................   (17,378,266)    (73,946,291)
  Class R...............................       625,526       2,113,647
  Class T...............................       (96,088)       (329,325)
                                          ------------  --------------
Net Decrease from Capital Share
  Transactions..........................   (26,440,579)    (95,593,458)
                                          ------------  --------------

Net Increase (Decrease) in Net Assets...    45,927,778    (444,566,684)

NET ASSETS
  Beginning of period...................  $636,915,365  $1,081,482,049
                                          ------------  --------------
  End of period.........................  $682,843,143  $  636,915,365
                                          ============  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $ 19.09      $ 28.50     $  34.79    $  40.88
Income from investment
  operations:
    Net investment loss.......        (0.18)       (0.31)       (0.17)      (0.03)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............         2.42        (9.10)       (6.02)      (3.45)
                                    -------      -------     --------    --------
        Total from investment
          operations..........         2.24        (9.41)       (6.19)      (3.48)
Less distributions:
    From net investment
      income..................         0.00         0.00         0.00        0.00
    From net realized gains...         0.00         0.00        (0.10)      (2.61)
                                    -------      -------     --------    --------
        Total distributions...         0.00         0.00        (0.10)      (2.61)

Net Asset Value, end of
  period......................      $ 21.33      $ 19.09     $  28.50    $  34.79
                                    =======      =======     ========    ========
Total Return/Ratios
    Total return*.............        11.73%      (33.02%)     (17.78%)     (8.18%)
    Net assets, end of period
      (000s)..................      $67,340      $67,184     $117,773    $131,298
    Net expenses to average
      net assets#.............         1.51%**      1.35%        1.18%       1.20%
    Gross expenses to average
      net assets#.............         1.51%**      1.35%        1.19%       1.24%
    Net investment loss to
      average net assets......        (1.23%)**    (1.08%)      (0.58%)     (0.21%)
    Portfolio turnover
      rate@...................          132%         128%         110%        108%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS B SHARES
Net Asset Value, beginning of
  period......................      $ 18.60      $ 28.03     $ 34.49     $ 40.88
Income from investment
  operations:
    Net investment loss.......        (0.35)       (0.69)      (0.45)      (0.21)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............         2.44        (8.74)      (5.91)      (3.57)
                                    -------      -------     -------     -------
        Total from investment
          operations..........         2.09        (9.43)      (6.36)      (3.78)
Less distributions:
    From net investment
      income..................         0.00         0.00        0.00        0.00
    From net realized gains...         0.00         0.00       (0.10)      (2.61)
                                    -------      -------     -------     -------
        Total distributions...         0.00         0.00       (0.10)      (2.61)

Net Asset Value, end of
  period......................      $ 20.69      $ 18.60     $ 28.03     $ 34.49
                                    =======      =======     =======     =======
Total Return/Ratios
    Total return*.............        11.24%      (33.64%)    (18.43%)     (8.92%)
    Net assets, end of period
      (000s)..................      $19,016      $18,804     $35,845     $50,883
    Net expenses to average
      net assets#.............         2.55%**      2.26%       1.96%       1.94%
    Gross expenses to average
      net assets#.............         2.56%**      2.26%       1.97%       1.97%
    Net investment loss to
      average net assets......        (2.27%)**    (1.98%)     (1.35%)     (1.02%)
    Portfolio turnover
      rate@...................          132%         128%        110%        108%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS C SHARES
Net Asset Value, beginning of
  period......................      $18.60       $ 28.05     $ 34.51     $ 40.88
Income from investment
  operations:
    Net investment loss.......       (0.39)        (0.86)      (0.48)      (0.19)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        2.49         (8.59)      (5.88)      (3.57)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        2.10         (9.45)      (6.36)      (3.76)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00       (0.10)      (2.61)
                                    ------       -------     -------     -------
        Total distributions...        0.00          0.00       (0.10)      (2.61)

Net Asset Value, end of
  period......................      $20.70       $ 18.60     $ 28.05     $ 34.51
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       11.29%       (33.69%)    (18.42%)     (8.87%)
    Net assets, end of period
      (000s)..................      $7,786       $ 7,794     $17,031     $25,275
    Net expenses to average
      net assets#.............        2.53%**       2.26%       1.96%       1.94%
    Gross expenses to average
      net assets#.............        2.53%**       2.27%       1.98%       1.97%
    Net investment loss to
      average net assets......       (2.24%)**     (1.99%)     (1.36%)     (1.01%)
    Portfolio turnover
      rate@...................         132%          128%        110%        108%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                           SIX MONTHS
                             ENDED                    YEAR ENDED DECEMBER 31,
                            JUNE 30,   ------------------------------------------------------
                              2003       2002       2001        2000       1999       1998
                           ----------  ---------  ---------  ----------  ---------  ---------
CLASS F SHARES
Net Asset Value,
  beginning of period....   $  19.04   $  28.45   $  34.74   $    40.86  $  24.37   $  23.45
Income from investment
  operations:
    Net investment
      loss...............      (0.16)     (0.36)     (0.20)       (0.07)    (0.08)     (0.07)
    Net gains (losses) on
      securities (both
      realized and
      unrealized)........       2.41      (9.05)     (5.99)       (3.44)    22.72       3.15
                            --------   --------   --------   ----------  --------   --------
        Total from
          investment
          operations.....       2.25      (9.41)     (6.19)       (3.51)    22.64       3.08
Less distributions:
    From net investment
      income.............       0.00       0.00       0.00         0.00      0.00       0.00
    From net realized
      gains..............       0.00       0.00      (0.10)       (2.61)    (6.15)     (2.16)
                            --------   --------   --------   ----------  --------   --------
        Total
         distributions...       0.00       0.00      (0.10)       (2.61)    (6.15)     (2.16)

Net Asset Value, end of
  period.................   $  21.29   $  19.04   $  28.45   $    34.74  $  40.86   $  24.37
                            ========   ========   ========   ==========  ========   ========
Total Return/Ratios
    Total return.........      11.82%    (33.08%)   (17.81%)      (8.26%)    94.59%    14.19%
    Net assets, end of
      period (000s)......   $538,590   $498,970   $847,330   $1,066,003  $806,152   $241,124
    Net expenses to
      average net
      assets#............       1.57%**     1.40%     1.24%        1.25%     1.45%      1.55%
    Gross expenses to
      average net
      assets#............       1.57%**     1.41%     1.25%        1.28%     1.46%      1.57%
    Net investment loss
      to average net
      assets.............      (1.29%)**    (1.13%)    (0.64%)      (0.46%)    (0.96%)    (0.91%)
    Portfolio turnover
      rate@..............        132%       128%       110%         108%      157%       121%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS R SHARES
Net Asset Value, beginning of
  period......................      $ 19.23      $ 28.64     $ 34.87      $40.88
Income from investment
  operations:
    Net investment income
      (loss)..................        (0.09)       (0.18)      (0.08)       0.00+
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............         2.39        (9.23)      (6.05)      (3.40)
                                    -------      -------     -------      ------
        Total from investment
          operations..........         2.30        (9.41)      (6.13)      (3.40)
Less distributions:
    From net investment
      income..................         0.00         0.00        0.00        0.00
    From net realized gains...         0.00         0.00       (0.10)      (2.61)
                                    -------      -------     -------      ------
        Total distributions...         0.00         0.00       (0.10)      (2.61)

Net Asset Value, end of
  period......................      $ 21.53      $ 19.23     $ 28.64      $34.87
                                    =======      =======     =======      ======
Total Return/Ratios
    Total return..............        11.96%      (32.86%)    (17.57%)     (7.98%)
    Net assets, end of period
      (000s)..................      $48,781      $42,872     $61,163      $4,693
    Net expenses to average
      net assets#.............         1.23%**      1.10%       0.94%       0.93%
    Gross expenses to average
      net assets#.............         1.23%**      1.10%       0.95%       0.96%
    Net investment income
      (loss) to average net
      assets..................        (0.94%)**    (0.82%)     (0.38%)      0.01%
    Portfolio turnover
      rate@...................          132%         128%        110%        108%

  + Net investment income (loss) for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS T SHARES
Net Asset Value, beginning of
  period......................      $18.79        $28.24      $34.69      $40.88
Income from investment
  operations:
    Net investment loss.......       (0.24)        (0.54)      (0.33)      (0.09)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        2.42         (8.91)      (6.02)      (3.49)
                                    ------        ------      ------      ------
        Total from investment
          operations..........        2.18         (9.45)      (6.35)      (3.58)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00       (0.10)      (2.61)
                                    ------        ------      ------      ------
        Total distributions...        0.00          0.00       (0.10)      (2.61)

Net Asset Value, end of
  period......................      $20.97        $18.79      $28.24      $34.69
                                    ======        ======      ======      ======
Total Return/Ratios
    Total return*.............       11.60%       (33.46%)    (18.30%)     (8.43%)
    Net assets, end of period
      (000s)..................      $1,330        $1,291      $2,341      $1,908
    Net expenses to average
      net assets#.............        1.93%**       2.06%       1.82%       1.44%
    Gross expenses to average
      net assets#.............        1.93%**       2.06%       1.83%       1.48%
    Net investment loss to
      average net assets......       (1.64%)**     (1.79%)     (1.24%)     (0.50%)
    Portfolio turnover
      rate@...................         132%          128%        110%        108%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Discovery Fund (the "Fund"). The Fund offers Class A,
Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.

  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $58,190 and $128,423, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $49,780 and $62,925, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................      $22,203
Class B.....................................................      $31,975
Class C.....................................................      $12,256
Class R.....................................................      $ 7,336
Class T.....................................................      $ 1,424

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

 DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $608,854 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                                              DISTRIBUTION  SHAREHOLDER SERVICING
                                                               FEES PAID          FEES PAID
                                                              ------------  ---------------------
Class A.....................................................     N/A               $78,422
Class B.....................................................    $66,130            $22,044
Class C.....................................................    $27,330            $ 9,110
Class T.....................................................    $ 1,506            $ 1,506

  During the six months ended June 30, 2003, DSC retained $56,716 and $4 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $101,861 and $1,092 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $1,561. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses..................................  $441,601,561
Post-October Capital Loss Deferral..........................  $16,478,920
Post-October Currency Loss Deferral.........................  $        0
Federal Tax Cost............................................  $644,226,833
Gross Tax Appreciation of Investments.......................  $93,533,168
Gross Tax Depreciation of Investments.......................  $(47,606,890)
Net Tax Appreciation........................................  $45,926,278

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                                       SIX MONTHS                         YEAR
                                                                          ENDED                          ENDED
                                                                         6/30/03                        12/31/02
                                                              -----------------------------  ------------------------------
                                                                SHARES         AMOUNT            SHARES          AMOUNT
                                                              ----------  -----------------  ---------------  -------------
CLASS A
      Sold..................................................     398,740  $       7,691,612          914,819  $  21,923,140
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................    (760,905) $     (14,834,372)      (1,527,408) $ (35,269,582)
      NET DECREASE..........................................    (362,165) $      (7,142,760)        (612,589) $ (13,346,442)
CLASS B
      Sold..................................................       5,361  $         100,783           26,778  $     651,636
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................     (97,192) $      (1,758,145)        (294,496) $  (6,458,671)
      NET DECREASE..........................................     (91,831) $      (1,657,362)        (267,718) $  (5,807,035)
CLASS C
      Sold..................................................      14,727  $         272,061           27,424  $     641,512
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................     (57,472) $      (1,063,690)        (215,764) $  (4,919,524)
      NET DECREASE..........................................     (42,745) $        (791,629)        (188,340) $  (4,278,012)
CLASS F
      Sold..................................................   2,297,102  $      43,699,099        5,520,185  $ 130,099,247
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................  (3,196,265) $     (61,077,365)      (9,099,776) $(204,045,538)
      NET DECREASE..........................................    (899,163) $     (17,378,266)      (3,579,591) $ (73,946,291)
CLASS R
      Sold..................................................     191,473  $       3,639,395          438,891  $  10,145,622
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................    (155,373) $      (3,013,869)        (344,725) $  (8,031,975)
      NET INCREASE..........................................      36,100  $         625,526           94,166  $   2,113,647
CLASS T
      Sold..................................................       5,156  $          98,146           14,612  $     336,876
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................     (10,464) $        (194,234)         (28,799) $    (666,201)
      NET DECREASE..........................................      (5,308) $         (96,088)         (14,187) $    (329,325)

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

DREYFUS FOUNDERS DISCOVERY FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
2930 East Third Avenue
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

This report is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus, which contains more complete information including charges, expenses, and share classes. Please read the prospectus carefully before you invest or send money. Date of first use: August 28, 2003

     Dreyfus Service Corporation, Distributor. (C) 2003 Founders Asset Management LLC.

                                                                    A-636-DIS-03

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
GOVERNMENT SECURITIES
FUND

DREYFUS FOUNDERS
MONEY MARKET FUND

INVESTMENT UPDATE

JUNE 30, 2003

[DREYFUS FOUNDERS FUNDS LOGO]

TABLE OF CONTENTS

Government Securities Fund Management Overview         3

Government Securities Fund Statement of Investments    8

Money Market Fund Statement of Investments*           11

Statements of Assets and Liabilities                  14

Statements of Operations                              15

Statements of Changes in Net Assets                   16

Government Securities Fund Financial Highlights       17

Money Market Fund Financial Highlights                18

Notes to Financial Statements                         19

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Funds reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


*This report includes financial information for the Money Market Fund as of June 30, 2003, but does not include a discussion of Fund performance.

     The views expressed herein are current to the date of this report. The views and the composition of the Funds' portfolios are subject to change at any time based on market and other conditions. The amounts of the Funds' holdings as of June 30, 2003 are included in the Statements of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

GOVERNMENT SECURITIES FUND
MANAGEMENT OVERVIEW

[PHOTO OF MARGARET DANUSER]

A DISCUSSION WITH PORTFOLIO
MANAGER MARGARET DANUSER

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

The first half of 2003 witnessed a U.S. Treasury market rally with yields hitting historic lows across many maturity points. The 10-year Treasury yield fell to the lowest level on record while 10-year Treasuries returned 4.47% and 30-year Treasuries gained 5.81% during the first six months of the year.

     During the period, the Dreyfus Founders Government Securities Fund delivered a positive return of 3.58%, while the Lehman Brothers U.S. Treasury Composite Index gained 3.61% and the Lehman Brothers U.S. Government Composite Index returned 3.62%.

WHAT WERE THE DYNAMICS OF THE BOND MARKET DURING THE PERIOD?

In the first quarter, intermittent, muted signs of economic recovery, geopolitical upheaval in the Middle East and speculation that the Federal Reserve would lower interest rates yet again all contributed to the outperformance of the bond market. Fixed-income vehicles continued to be the investment of choice for investors favoring more defensive securities.

[SIDENOTE]

"THE FEDERAL RESERVE PROVIDED MUCH MARKET SPECULATION THROUGHOUT THE PERIOD AND EVENTUALLY ENACTED A 0.25% FEDERAL FUND DECREASE, OFFERING A BALANCED ASSESSMENT OF GROWTH AND DEFLATION."

     But the market began to shift near the period's mid-point. Although economic fundamentals remained weak--even contracted--this fact was overshadowed by a buoyed equity market and improved earnings outlooks. In the geopolitical arena, the Iraqi conflict seemed to be winding down, encouraging increased confidence in the economy. Corporate bond spreads reversed the widening they saw in 2002 in the wake of several bankruptcy,

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Government Securities Fund on 6/30/93 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers.

     The Lehman Brothers U.S. Government Composite Index reflects the performance of publicly issued obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and debt guaranteed by the U.S. government. The Lehman Brothers U.S. Treasury Composite Index is composed of all public obligations of the U.S. Treasury, excluding certain securities, that have at least one year to maturity and an outstanding par value of at least $150 million. The total return figures cited for these indexes do not reflect the costs of managing a mutual fund. In future semiannual reports, the Fund's performance will no longer be compared to the Lehman Brothers U.S. Treasury Composite Index, as the Fund's portfolio composition corresponds more closely to the Lehman Brothers U.S. Government Composite Index. Further information related to Fund performance is contained elsewhere in this report.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

CLASS F SHARES         YEAR-TO-   1       5       10      SINCE
(INCEPTION DATE)        DATE+    YEAR    YEARS   YEARS   INCEPTION
----------------------------------------------------------------------------
     3/1/88             3.58%   10.49%   6.51%   5.21%     6.48%

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but does reflect the reinvestment of dividends and capital gain distributions, fee waivers, and adjustments for financial statement purposes.

     +Total return is not annualized.


fraud and credit downgrade situations. The average corporate bond spread--the difference between the interest rate on corporate debt and that of a similar maturity Treasury issue--stood at 120 basis points by the period's end compared to an average 240 basis points at the spread's apex last October. Lower quality corporate bonds continued to outdo higher quality issues as investor's appetite for risk increased. Additionally, the Federal Reserve provided much market speculation throughout the period and eventually enacted a 0.25% Federal Fund decrease, offering a balanced assessment of growth and deflation. This rate cut stimulated consumer confidence and increased activity in the housing and mortgage lending industries. Although subdued, signs of optimism began to emerge and the move from bonds back to equities began.

WHAT MANAGEMENT DECISIONS MOST IMPACTED THE FUND'S RETURNS? The Fund allocated 75.7% of its assets to Treasuries and Agencies, 8.0% of assets in mortgage-backed securities and 5.1% in AAA-rated corporate bonds. The Fund maintained a 3.2% weighting in Canadian bonds, which benefited from a strengthening Canadian dollar. The average modified duration stood at 4.15 years at the end of June, a slight increase since year-end. The Fund also added to its Treasury Inflation Protected Securities (TIPS) exposure during the first quarter, which saw a gain of 5.75% during the period.

     The Fund sold its position in Freddie Mac notes in June due to a Securities and Exchange Commission-led investigation into the mortgage financier's accounting issues. We are closely monitoring the Freddie Mac situation, as well as Government Sponsored Enterprises in general, and view any efforts to increase regulatory oversight, disclosure and capital requirements positively for debt holders.

In conclusion, while many factors may have a substantial impact on the bond market, we will continue in our search for high-quality bonds in areas of opportunity along the yield curve.

/s/ Margaret R. Danuser

Margaret Danuser
Portfolio Manager

--------------------------------------------------------------------------------
The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

                      This page intentionally left blank.

   GOVERNMENT SECURITIES FUND
   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

PRINCIPAL AMOUNT                                                      MARKET VALUE

-----------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES-83.7%
AGENCY PASS THROUGH-3.0%
$        420,078  U.S. Small Business Administration Series 10-A
                  6.64% 2/1/11......................................  $     459,872
                                                                      -------------
MORTGAGE-BACKED SECURITIES-5.0%
          69,851  Federal Home Loan Mortgage Corporation
                  7.50% 11/1/29 Pool #C32819........................         74,272
                  Federal National Mortgage Association:
         191,896  6.50% 10/1/31 Pool #596063........................        200,115
         115,617  7.00% 3/1/12 Pool #373543.........................        123,043
         342,911  Government National Mortgage Association
                  6.50% 5/15/26 Pool #417388........................        360,903
                                                                      -------------
                                                                            758,333
                                                                      -------------
U.S. AGENCIES-43.0%
                  Federal Farm Credit Bank:
         300,000  4.00% 6/17/13.....................................        299,664
         500,000  4.55% 3/28/13.....................................        529,240
                  Federal Home Loan Bank:
         150,000  5.40% 10/25/06....................................        166,383
         495,000  5.625% 2/15/08....................................        561,469
         400,000  6.70% 4/4/17 Callable 4/4/05......................        431,660
         355,000  7.125% 2/15/05....................................        388,008
                  Federal National Mortgage Association:
         300,000  4.25% 7/15/07.....................................        322,827
         300,000  5.00% 1/15/07.....................................        330,195
         300,000  5.25% 1/15/09.....................................        336,846
         400,000  5.36% 11/29/11 Callable 11/29/04..................        419,696
         150,000  5.75% 2/15/08.....................................        171,146
         300,000  6.00% 5/15/08.....................................        346,434
         300,000  6.625% 10/15/07...................................        351,672
         250,000  7.125% 6/15/10....................................        309,030

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

PRINCIPAL AMOUNT                                                      MARKET VALUE

-----------------------------------------------------------------------------------

U.S. AGENCIES-43.0% (CONTINUED)
$        500,000  Private Export Funding Corporation
                  3.40% 2/15/08.....................................  $     518,900
                  Tennessee Valley Authority:
         500,000  5.375% 11/13/08...................................        563,000
         350,000  7.125% 5/1/30.....................................        456,232
                                                                      -------------
                                                                          6,502,402
                                                                      -------------
U.S. TREASURY BONDS-5.1%
                  U.S. Treasury Bond:
         250,000  5.25% 11/15/28....................................        272,140
         250,000  6.00% 2/15/26.....................................        298,838
         150,000  7.25% 5/15/16.....................................        199,488
                                                                      -------------
                                                                            770,466
                                                                      -------------
U.S. TREASURY NOTES-27.6%
                  U.S. Treasury Inflation Index Note:
         408,928  3.00% 7/15/12.....................................        450,620
         232,918  3.375% 1/15/12....................................        263,507
         422,448  3.50% 1/15/11.....................................        479,776
                  U.S. Treasury Note:
         500,000  2.625% 5/15/08....................................        504,570
         400,000  3.875% 2/15/13....................................        411,608
         200,000  5.00% 2/15/11.....................................        224,492
         400,000  6.00% 8/15/09.....................................        471,828
         500,000  6.25% 2/15/07.....................................        575,000
         500,000  6.50% 8/15/05.....................................        554,025
         200,000  7.00% 7/15/06.....................................        231,156
                                                                      -------------
                                                                          4,166,582
                                                                      -------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST-$11,789,623)..................................................     12,657,655
                                                                      -------------

SUPRANATIONAL OBLIGATIONS-1.4%
         200,000  International Bank for Reconstruction &
                  Development
                  4.00% 1/10/05.....................................        208,242
                                                                      -------------
TOTAL SUPRANATIONAL OBLIGATIONS
(COST-$201,672).....................................................        208,242
                                                                      -------------

GOVERNMENT BONDS (FOREIGN)-3.2%
     CAD 305,000  Province of Quebec
                  6.50% 12/1/05 (CA)................................        241,086
     CAD 305,000  Province of Saskatchewan
                  6.00% 6/1/06 (CA).................................        240,869
                                                                      -------------
TOTAL GOVERNMENT BONDS (FOREIGN)
(COST-$409,914).....................................................        481,955
                                                                      -------------

SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT SECURITIES FUND
STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL AMOUNT                                                      MARKET VALUE

-----------------------------------------------------------------------------------

CORPORATE BONDS (DOMESTIC)-3.7%
DIVERSIFIED COMMERCIAL SERVICES-3.7%
$        500,000  Stanford University
                  6.16% 4/30/11.....................................  $     567,490
                                                                      -------------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST-$500,000).....................................................        567,490
                                                                      -------------
                                                                      AMORTIZED COST

------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-6.6%
OTHER DIVERSIFIED FINANCIAL SERVICES-3.3%
$        500,000  Merrill Lynch & Company
                  1.30% 7/1/03......................................  $     500,000
                                                                      -------------
SPECIAL PURPOSE ENTITY-3.3%
         500,000  Corporate Asset Funding Corporation
                  1.10% 7/1/03......................................        500,000
                                                                      -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$1,000,000).........................................      1,000,000
                                                                      -------------
TOTAL INVESTMENTS-98.6%
(TOTAL COST-$13,901,209)............................................     14,915,342
OTHER ASSETS AND LIABILITIES-1.4%...................................        211,938
                                                                      -------------
NET ASSETS-100.0%...................................................  $  15,127,280
                                                                      =============

SEE NOTES TO FINANCIAL STATEMENTS.

   MONEY MARKET FUND
   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

PRINCIPAL AMOUNT                                                      AMORTIZED COST

------------------------------------------------------------------------------------

U.S. AGENCY DISCOUNT NOTES-10.2%
$      1,700,000  Federal Home Loan Mortgage Corporation
                  1.27% 10/15/03....................................  $   1,693,643
                  Federal National Mortgage Association:
         700,000  0.94% 1/9/04......................................        696,491
       2,000,000  1.24% 2/6/04......................................      1,984,845
       1,000,000  1.49% 10/17/03....................................        995,530
                                                                      -------------
TOTAL U.S. AGENCY DISCOUNT NOTES
(COST-$5,370,509)...................................................      5,370,509
                                                                      -------------

CORPORATE SHORT-TERM NOTES-89.8%
AGRICULTURAL PRODUCTS-3.4%
       1,800,000  Archer Daniels Midland Company
                  1.22% 7/8/03......................................      1,799,573
                                                                      -------------
AUTOMOBILE MANUFACTURERS-2.1%
       1,100,000  Toyota Motor Credit Corporation
                  0.96% 7/1/03......................................      1,100,000
                                                                      -------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-2.1%
       1,100,000  Paccar Financial Corporation
                  1.19% 7/11/03.....................................      1,099,636
                                                                      -------------
CONSUMER ELECTRONICS-4.0%
       2,100,000  Sharp Electronics Corporation
                  1.25% 7/17/03.....................................      2,098,833
                                                                      -------------
CONSUMER FINANCE-3.0%
       1,600,000  Household Finance Company
                  1.22% 7/3/03......................................      1,599,892
                                                                      -------------
DISTILLERS & VINTNERS-4.0%
       1,100,000  Brown-Forman Corporation
                  0.95% 7/25/03.....................................      1,099,303
       1,000,000  Diageo Capital PLC
                  1.02% 7/31/03.....................................        999,150
                                                                      -------------
                                                                          2,098,453
                                                                      -------------
DIVERSIFIED CHEMICALS-4.6%
       2,400,000  E.I. du Pont de Nemours and Company
                  1.21% 7/16/03.....................................      2,398,790
                                                                      -------------
DIVERSIFIED COMMERCIAL SERVICES-4.9%
       2,600,000  TransAmerica Finance
                  0.92% 9/24/03.....................................      2,594,352
                                                                      -------------
ELECTRONIC EQUIPMENT MANUFACTURERS-4.4%
       2,300,000  Hitachi America Limited
                  0.99% 8/20/03.....................................      2,296,838
                                                                      -------------

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND
STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL AMOUNT                                                      AMORTIZED COST

------------------------------------------------------------------------------------

HEALTHCARE EQUIPMENT-3.8%
$      2,000,000  Becton Dickinson & Company
                  0.91% 10/20/03....................................  $   1,994,388
                                                                      -------------
INDUSTRIAL CONGLOMERATES-4.0%
       2,100,000  General Electric Company
                  1.22% 7/22/03.....................................      2,098,506
                                                                      -------------
INTEGRATED OIL & GAS-3.4%
       1,800,000  Chevron UK Investment PLC
                  1.10% 8/14/03.....................................      1,797,580
                                                                      -------------
MULTI-LINE INSURANCE-4.7%
                  American Family Financial Services:
       1,300,000  1.02% 10/24/03....................................      1,295,764
       1,200,000  1.24% 8/28/03.....................................      1,197,602
                                                                      -------------
                                                                          2,493,366
                                                                      -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-10.7%
       2,200,000  American Express Credit Corporation
                  1.24% 7/17/03.....................................      2,198,788
       1,800,000  National Rural Utilities
                  1.15% 7/18/03.....................................      1,799,023
       1,600,000  Verizon Network Funding
                  1.03% 7/7/03......................................      1,599,725
                                                                      -------------
                                                                          5,597,536
                                                                      -------------
PHARMACEUTICALS-9.5%
       1,000,000  Bristol Myers-Squibb Company
                  1.21% 9/2/03......................................        997,882
       1,100,000  Johnson & Johnson
                  1.00% 10/3/03.....................................      1,097,128
       1,100,000  Merck & Company
                  0.94% 8/9/03......................................      1,098,966
       1,800,000  Novartis Finance Corporation
                  1.05% 7/10/03.....................................      1,799,528
                                                                      -------------
                                                                          4,993,504
                                                                      -------------
PUBLISHING-7.6%
       2,100,000  Gannett Company
                  1.02% 7/15/03.....................................      2,099,167
       1,900,000  McGraw-Hill Company
                  0.90% 11/10/03....................................      1,893,730
                                                                      -------------
                                                                          3,992,897
                                                                      -------------
SPECIAL PURPOSE ENTITY-4.8%
       2,500,000  Corporate Asset Funding Corporation
                  1.19% 7/2/03......................................      2,499,917
                                                                      -------------

PRINCIPAL AMOUNT                                                      AMORTIZED COST

------------------------------------------------------------------------------------

SPECIALIZED FINANCE-8.8%
$      2,600,000  Ciesco LP
                  1.22% 7/9/03......................................  $   2,599,295
       2,000,000  Nestle Capital Corporation
                  1.20% 8/5/03......................................      1,997,667
                                                                      -------------
                                                                          4,596,962
                                                                      -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$47,151,023)........................................     47,151,023
                                                                      -------------
TOTAL INVESTMENTS-100.0%
(TOTAL COST-$52,521,532)............................................     52,521,532
OTHER ASSETS AND LIABILITIES-0.0%...................................         11,355
                                                                      -------------
NET ASSETS-100.0%...................................................  $  52,532,887
                                                                      =============

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

                                                     GOVERNMENT      MONEY
                                                     SECURITIES      MARKET
                                                        FUND          FUND
                                                    ------------  ------------
ASSETS
Investment securities, at cost....................  $13,901,209   $52,521,532
                                                    -----------   -----------
Investment securities, at market..................   14,915,342    52,521,532
Cash..............................................       65,959        82,148
Receivables:
  Capital shares sold.............................        3,560        10,698
  Interest........................................      174,187             0
Other assets......................................       59,500        42,099
                                                    -----------   -----------
    Total Assets..................................   15,218,548    52,656,477
                                                    -----------   -----------

LIABILITIES
Payables and other liabilities:
  Capital shares redeemed.........................        1,493        31,769
  Advisory fees...................................        4,429        19,959
  Shareholder servicing fees......................        2,050         7,098
  Accounting fees.................................          383         1,341
  Distribution fees...............................        2,675             0
  Custodian fees..................................          152           229
  Other...........................................       78,377        63,020
  Dividends.......................................        1,709           174
                                                    -----------   -----------
    Total Liabilities.............................       91,268       123,590
                                                    -----------   -----------
Net Assets........................................  $15,127,280   $52,532,887
                                                    ===========   ===========
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $14,286,251   $52,533,802
Undistributed net investment income...............        2,114        18,518
Accumulated net realized loss from security
  transactions....................................     (175,216)      (19,433)
Net unrealized appreciation on investments and
  foreign currency translation....................    1,014,131             0
                                                    -----------   -----------
    Total.........................................  $15,127,280   $52,532,887
                                                    ===========   ===========

Net Assets--Class F...............................  $15,127,280   $52,532,887
Shares Outstanding--Class F.......................    1,459,782    52,532,887
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $     10.36   $      1.00

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

                                                     GOVERNMENT      MONEY
                                                     SECURITIES      MARKET
                                                        FUND          FUND
                                                    ------------  ------------
INVESTMENT INCOME:
  Interest........................................   $  351,071     $360,619
                                                     ----------     --------
    Total Investment Income.......................      351,071      360,619
                                                     ----------     --------
EXPENSES:
  Advisory fees--Note 2...........................       50,533      143,059
  Shareholder servicing fees--Note 2..............       13,411       47,677
  Accounting fees--Note 2.........................        4,665       17,168
  Distribution fees--Note 2.......................       19,435            0
  Transfer agency fees--Note 2....................        4,566        9,554
  Registration fees...............................        7,535        1,287
  Postage and mailing expenses....................        2,709        5,652
  Custodian fees and expenses--Note 2.............          911        1,376
  Printing expenses...............................        6,510        8,488
  Legal and audit fees............................        1,184        5,232
  Directors' fees and expenses--Note 2............        1,445        5,493
  Other expenses..................................        3,899       12,469
                                                     ----------     --------
    Total Expenses................................      116,803      257,455
    Earnings Credits..............................         (302)        (254)
    Reimbursed/Waived Expenses....................      (43,056)     (22,939)
                                                     ----------     --------
    Net Expenses..................................       73,445      234,262
                                                     ----------     --------
  Net Investment Income...........................      277,626      126,357
                                                     ----------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security transactions...........................      250,304            0
  Foreign currency transactions...................        1,454            0
                                                     ----------     --------
    Net Realized Gain.............................      251,758            0
Net Change in Unrealized Appreciation/Depreciation
of Investments and Foreign Currency Translation...       36,596            0
                                                     ----------     --------
Net Realized and Unrealized Gain..................      288,354            0
                                                     ----------     --------
Net Increase in Net Assets Resulting from
Operations........................................   $  565,980     $126,357
                                                     ==========     ========

Purchases of long-term U.S. Government
Obligations.......................................   $4,624,207     $      0
Proceeds from sales of long-term U.S. Government
Obligations.......................................   $3,166,671     $      0

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                                                     GOVERNMENT                MONEY MARKET
                                                                  SECURITIES FUND                  FUND
                                                              ------------------------  ---------------------------
                                                              SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                                                 ENDED        ENDED        ENDED          ENDED
                                                                6/30/03     12/31/02      6/30/03       12/31/02
                                                              -----------  -----------  ------------  -------------
OPERATIONS
Net Investment Income.......................................  $   277,626  $   517,350  $   126,357   $    664,781
Net Realized Gain...........................................      251,758       66,187            0              0
Net Change in Unrealized
  Appreciation/Depreciation.................................       36,596      773,401            0              0
                                                              -----------  -----------  -----------   ------------
  Net Increase in Net Assets Resulting from Operations......      565,980    1,356,938      126,357        664,781
                                                              -----------  -----------  -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
  Class F...................................................     (277,626)    (517,350)    (126,357)      (664,781)
                                                              -----------  -----------  -----------   ------------
Net Decrease from Dividends and Distributions...............     (277,626)    (517,350)    (126,357)      (664,781)
                                                              -----------  -----------  -----------   ------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease) from Capital Share
  Transactions--Note 4
  Class F...................................................     (479,039)   2,511,244   (7,553,123)   (15,842,144)
                                                              -----------  -----------  -----------   ------------

Net Increase (Decrease) in Net Assets.......................     (190,685)   3,350,832   (7,553,123)   (15,842,144)
NET ASSETS
  Beginning of period.......................................  $15,317,965  $11,967,133  $60,086,010   $ 75,928,154
                                                              -----------  -----------  -----------   ------------
  End of period.............................................  $15,127,280  $15,317,965  $52,532,887   $ 60,086,010
                                                              ===========  ===========  ===========   ============

SEE NOTES TO FINANCIAL STATEMENTS.

   GOVERNMENT SECURITIES FUND
   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ----------------------------------------------------------
                                                2003        2002        2001        2000        1999        1998
                                             ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value, beginning of period.......   $ 10.18     $  9.55     $  9.41     $  8.96     $  9.74     $  9.28
Income from investment operations:
    Net investment income..................      0.18        0.38        0.45        0.47        0.42        0.43
    Net gains (losses) on securities (both
      realized and unrealized).............      0.18        0.63        0.14        0.45       (0.78)       0.46
                                              -------     -------     -------     -------     -------     -------
        Total from investment operations...      0.36        1.01        0.59        0.92       (0.36)       0.89
Less distributions:
    From net investment income.............     (0.18)      (0.38)      (0.45)      (0.47)      (0.42)      (0.43)
    From net realized gains................      0.00        0.00        0.00        0.00^       0.00        0.00
                                              -------     -------     -------     -------     -------     -------
        Total distributions................     (0.18)      (0.38)      (0.45)      (0.47)      (0.42)      (0.43)

Net Asset Value, end of period.............   $ 10.36     $ 10.18     $  9.55     $  9.41     $  8.96     $  9.74
                                              =======     =======     =======     =======     =======     =======
Total Return/Ratios
    Total return...........................      3.58%      10.86%       6.37%      10.57%      (3.77%)      9.76%
    Net assets, end of period (000s).......   $15,127     $15,318     $11,967     $10,384     $13,276     $15,220
    Net expenses to average net
      assets#,+............................      0.94%**     0.92%       0.98%       1.29%       1.31%       1.25%
    Gross expenses to average net
      assets#,+............................      0.95%**     0.93%       1.00%       1.35%       1.35%       1.28%
    Net investment income to average net
      assets+..............................      3.57%**     3.90%       4.67%       5.13%       4.47%       4.46%
    Portfolio turnover rate@...............        32%         28%         73%         88%        127%         90%

  ^ Distributions from net realized gains for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the management company or its affiliates. Had these fees not been waived, the net expense ratios would have been 1.49%
     (2003), 1.47% (2002), 1.48% (2001), 1.49% (2000), 1.49% (1999), and 1.46%
     (1998). The gross expense ratios would have been 1.50% (2003), 1.48%
     (2002), 1.50% (2001), 1.55% (2000), 1.53% (1999), and 1.49% (1998). The net
     investment income ratios would have been 3.02% (2003), 3.35% (2002), 4.17%
     (2001), 4.93% (2000), 4.29% (1999), and 4.25% (1998).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   MONEY MARKET FUND
   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ----------------------------------------------------------
                                                2003        2002        2001        2000        1999        1998
                                             ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value, beginning of period.......   $  1.00     $  1.00     $  1.00     $   1.00    $  1.00     $  1.00
Income from investment operations:
    Net investment income..................      0.00+       0.01        0.03         0.05       0.04        0.05
    Net gains (losses) on securities (both
      realized and unrealized).............      0.00        0.00        0.00         0.00       0.00        0.00
                                              -------     -------     -------     --------    -------     -------
        Total from investment operations...      0.00        0.01        0.03         0.05       0.04        0.05
Less distributions:
    From net investment income.............      0.00^      (0.01)      (0.03)       (0.05)     (0.04)      (0.05)
    From net realized gains................      0.00        0.00        0.00         0.00       0.00        0.00
                                              -------     -------     -------     --------    -------     -------
        Total distributions................      0.00       (0.01)      (0.03)       (0.05)     (0.04)      (0.05)

Net Asset Value, end of period.............   $  1.00     $  1.00     $  1.00     $   1.00    $  1.00     $  1.00
                                              =======     =======     =======     ========    =======     =======
Total Return/Ratios
    Total return...........................      0.22%       0.98%       3.40%        5.62%      4.35%       4.67%
    Net assets, end of period (000s).......   $52,533     $60,086     $75,928     $103,953    $92,866     $91,415
    Net expenses to average net
      assets#,+............................      0.82%**     0.80%       0.79%        0.84%      0.89%       0.85%
    Gross expenses to average net
      assets#,+............................      0.82%**     0.80%       0.79%        0.87%      0.91%       0.87%
    Net investment income to average net
      assets+..............................      0.44%**     0.98%       3.38%        5.54%      4.30%       4.67%

  + Net investment income for the six months ended June 30, 2003 aggregated less than $0.01 on a per share basis.
  ^ Distributions from net investment income for the six months ended June 30, 2003 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the management company or its affiliates for the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Had these fees not been waived, the net expense ratios would have been 0.90% (2003), 0.87% (2002) and 0.84% (2001). The gross expense ratios would have been 0.90% (2003), 0.87% (2002) and 0.84% (2001). The net investment income ratios would have been 0.36% (2003), 0.91% (2002) and 3.33% (2001).
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds. All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Government Securities Fund and Dreyfus Founders Money Market Fund (individually, a "Fund" and collectively, the "Funds"). The Funds offers Class F shares. The following significant accounting policies have been consistently followed by the Funds in the preparation of their financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase, and all securities held by Money Market Fund, are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by a Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Funds amortize premiums and discounts on all fixed-income securities.
  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Funds may invest at least a portion of their assets in foreign securities. In the event a Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve them from all income taxes. The Funds are treated as separate tax entities for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--Dividends are declared daily and paid monthly from net investment income, and capital gains (if any) are distributed annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Fund bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of the Company's general expenses based on the relative net assets or the number of shareholder accounts of each Fund. The type of expense determines the allocation method.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Funds. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Funds compensate Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the respective Fund's net assets. The fee is 0.65% of the first $250 million of net assets, and 0.50% of the net assets in excess of $250 million for Government Securities Fund and 0.50% of the first $250 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $250 million of net assets, and 0.35% of the net assets in excess of $750 million for Money Market Fund.
  Founders has agreed to waive the portion of its management fee for the Government Securities Fund that exceeds 0.35% of the first $250 million of average net assets and 0.20% of the average net assets in excess of $250 million. Founders has also agreed to waive the portion of its management fee for the Money Market Fund that exceeds 0.45% of the first $250 million of average net assets, 0.40% of the next $250 million of average net assets, 0.35% of the next

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

$250 million of average net assets, and 0.30% of average net assets in excess of $750 million. These waivers will extend through at least August 31, 2004, and will not be terminated without prior notice to the Company's board of directors. During the six months ended June 30, 2003, Founders waived $23,322 and $14,296 for Government Securities Fund and Money Market Fund, respectively.
  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, each Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account of the Fund considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby each Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account of the Fund considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Government Securities Fund was charged $5,181 and $8,230, respectively, and Money Market Fund was charged $14,486 and $33,191, respectively, pursuant to these shareholder service agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for the Funds. With the exception of out-of-pocket charges, the fees charged by DTI are paid by DSC. The out-of-pocket charges from DTI are paid by the Funds. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Funds. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Funds. During the six months ended June 30, 2003, Government Securities Fund paid DTI and ITC $1,711 and $2,199, respectively, and Money Market Fund paid DTI and ITC $5,674 and $3,880, respectively, for out-of-pocket transfer agent charges.
  DISTRIBUTION PLANS--DSC also is the distributor of the Funds' shares. Government Securities Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, Government Securities Fund is authorized to reimburse DSC (which in turn is authorized to reimburse Founders) for distribution expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Founders elected not to collect the full 0.25% from Government Securities Fund and waived $17,204, which resulted in the Fund paying 0.02% under this plan. Founders or DSC will continue to waive all 12b-1 fees for Government Securities Fund in excess of those needed to compensate third parties for distributing the Fund. This waiver will extend through at least August 31, 2004, and will not be terminated without prior notice to the Company's board of directors.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of each Fund on the first $500 million, 0.04% of the average daily net assets of each Fund on the next $500 million, and 0.02% of the average daily net assets of each Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed the fees payable under the Funds' prior fee schedule and to the extent they exceed Founders' costs in providing the services. The prior fee schedule was computed at the annual rate of 0.06% of the average daily net assets of the Company's ten series, taken as a whole, from $0 to $500 million and 0.02% of the net assets of the Company's ten series, taken as a whole, in excess of $500 million, plus reasonable out-of-pocket expenses. The prior fee was allocated to each of the series on a pro rata basis based on relative average daily net assets. During the six months ended June 30, 2003, Founders waived $2,243 and $8,253 for Government Securities Fund and Money Market Fund, respectively.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Funds. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Funds held by the custodian. The custodian has also agreed to a fee waiver for the Company during the time periods and in the amounts set forth below:

         TIME PERIOD      AMOUNT OF WAIVER
         -----------      ----------------
      9/1/02 to 8/31/03       $100,000
      9/1/03 to 8/31/04       $150,000
      9/1/04 to 8/31/05       $200,000
      9/1/05 to 8/31/06       $200,000

  The fee waiver is allocated among all series funds of the Company in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the fee waivers for Government Securities Fund and Money Market Fund were $287 and $390, respectively. The amounts paid to Mellon were reduced by these fee waiver amounts.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Company's ten series. The amount paid

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

to the director under the plan will be determined based upon the performance of the selected series. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. The capital loss carryovers for Government Securities Fund expire between December 31, 2003 and December 31, 2008. The capital loss carryovers for Money Market Fund expire between December 31, 2007 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

                                          GOVERNMENT SECURITIES FUND  MONEY MARKET FUND
                                          --------------------------  -----------------
Undistributed Ordinary Income...........         $     2,114             $    18,518
Accumulated Capital Losses..............         $   426,974             $    19,433
Post-October Capital Loss Deferral......         $         0             $         0
Post-October Currency Loss Deferral.....         $         0             $         0
Federal Tax Cost........................         $13,901,209             $52,521,532
Gross Tax Appreciation of Investments...         $ 1,051,243             $         0
Gross Tax Depreciation of Investments...         $   (37,110)            $         0
Net Tax Appreciation....................         $ 1,014,133             $         0

4. FUND SHARE TRANSACTIONS
Government Securities Fund is authorized to issue 100 million shares of $0.01 par value capital stock. Money Market Fund is authorized to issue 2 billion shares of $0.01 par value capital stock. Transactions in shares of the Funds for the periods indicated were as follows:

                                         SIX MONTHS                       YEAR
                                           ENDED                         ENDED
                                          6/30/03                       12/31/02
                                ----------------------------  ----------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                -------------  -------------  -------------  -------------
GOVERNMENT SECURITIES FUND--
 CLASS F:
      Sold....................       192,504   $  1,960,648        771,488   $   7,564,081
      Dividends or
        Distributions
        Reinvested............        25,470   $    261,197         49,466   $     485,777
      Redeemed................      (263,576)  $ (2,700,884)      (568,897)  $  (5,538,614)
      NET INCREASE
        (DECREASE)............       (45,602)  $   (479,039)       252,057   $   2,511,244
MONEY MARKET FUND--CLASS F:
      Sold....................     7,897,520   $  7,897,520     32,907,034   $  32,908,230
      Dividends or
        Distributions
        Reinvested............       122,530   $    122,530        640,894   $     640,894
      Redeemed................   (15,573,173)  $(15,573,173)   (49,391,268)  $ (49,391,268)
      NET DECREASE............    (7,553,123)  $ (7,553,123)   (15,843,340)  $ (15,842,144)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings is subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                      This page intentionally left blank.

DREYFUS FOUNDERS FUNDS
P.O. Box 55360
Boston, MA  02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
2930 East Third Avenue
Denver, CO  80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY  10166

This report is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus, which contains more complete information including charges, expenses, and share classes. Please read the prospectus carefully before you invest or send money. Date of first use: August 28, 2003

     Dreyfus Service Corporation, Distributor. (C) 2003 Founders Asset Management LLC.

                                                                    A-636-GMM-03

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
GROWTH FUND
INVESTMENT UPDATE
JUNE 30, 2003

[DREYFUS FOUNDERS FUNDS LOGO]

TABLE OF CONTENTS

Management Overview                      3
Statement of Investments                10
Statement of Assets and Liabilities     15
Statement of Operations                 17
Statements of Changes in Net Assets     18
Financial Highlights                    19
Notes to Financial Statements           25

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-8 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO
MANAGER JOHN B. JARES, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS GROWTH BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

The first six months of 2003 presented mixed results on both the economic and broad market levels. However, the Dreyfus Founders Growth Fund posted a competitive return(1) versus its growth benchmark, the Russell 1000 Growth Index, which posted a 13.09% return.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUND'S PERFORMANCE DURING THE
PERIOD?

The reporting period began in a market slump. Uncertainty over a war in Iraq, high fear of more corporate misdeeds and dampened economic growth rates led to investors searching for lower-risk, more defensive securities in which to invest.

     However, by the mid-point of the reporting period, the market experienced an upswing, spurred by a stabilization of the geopolitical uncertainty that had been blanketing the market for quite some time. Investors began the shift back to equities as renewed confidence in

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"INVESTORS BEGAN THE SHIFT BACK TO EQUITIES AS RENEWED CONFIDENCE IN THE PACE OF ECONOMIC GROWTH AND FALLING INTEREST RATES DREW ATTENTION TOWARD LESS-DEFENSIVE INVESTMENTS."

PERFORMANCE HIGHLIGHTS

- Amid mixed economic results, the period saw equity markets again becoming attractive as investor confidence began to solidify.

- A mid-March rally, spurred by investors' increased optimism that the Iraqi conflict was moving toward some resolution, renewed interest in equity markets.

- The Fund's holdings in the consumer discretionary sector benefited greatly from strong consumer spending.

- Sluggish demand caused some technology and basic materials holdings to lose ground for the Fund.

- We continue to search one-by-one for investment opportunities in large-cap companies that we believe have the potential to exhibit superior growth rates and that we feel have sensible valuations.

the pace of economic growth and falling interest rates drew attention toward less-defensive vehicles.

     On a purely economic level, results were not as clear cut. Weekly jobless claims hovered in the 430,000 range, indicating a soft job market. By the end of June, the unemployment rate reached 6.4%, a nine-year high. Additionally, the Institute for Supply Management (ISM) index posted readings in the high 40s, signaling contraction. However, this reading was better than it appeared. The index actually improved from the mid-40s level, indicating only a modest amount of contraction. Additionally, low interest rates continued to have a positive impact on the housing and mortgage industries and auto sales still remained at relatively high levels.

WHAT MANAGEMENT DECISIONS POSITIVELY IMPACTED THE FUND'S PERFORMANCE?

During the period, many of the Fund's large-cap holdings in the healthcare and consumer discretionary sectors posted solid performance. The healthcare sector provided the most significant opportunities during the period, as the Fund capitalized on holdings focused on the improvement of cardiovascular health and the production of affordable drugs. BOSTON SCIENTIFIC CORPORATION was a strong performer due to the success of its pioneering approach to interventional cardiology. This approach improves upon existing technology by applying a drug to cardiovascular stents to help control coronary artery disease. TEVA PHARMACEUTICAL INDUSTRIES LIMITED also contributed to the Fund's overall performance as it continued to capitalize on market shifts toward less expensive drugs in the generic drug marketplace.

     The infusion of consumer capital into the marketplace helped boost consumer-related stocks. A relative overweight position and strong stock selection in the consumer discretionary sector helped drive the Fund's performance during the period. Primary among these was ROYAL CARIBBEAN CRUISES LIMITED, one of the Fund's largest holdings throughout the period, which benefited from consumers' return to leisure travel. BEST BUY COMPANY, INC., the leading retailer of consumer electronics, took advantage of consumers' continued capital spending on electronics and was a top performer in the Fund during the period.

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  SPDR Trust Series 1 (SPY)                             5.07%
2.  Microsoft Corporation (MSFT)                          4.36%
3.  General Electric Company (GE)                         3.76%
4.  Estee Lauder Companies, Inc. (EL)                     2.95%
5.  Best Buy Company, Inc. (BBY)                          2.28%
6.  Pfizer, Inc. (PFE)                                    2.05%
7.  Bank of America Corporation (BAC)                     1.98%
8.  Royal Caribbean Cruises Limited (RCL)                 1.97%
9.  MBNA Corporation (KRB)                                1.92%
10. International Business Machines Corporation (IBM)     1.80%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

WHAT MANAGEMENT DECISIONS HINDERED PERFORMANCE DURING THE HALF?

Inadequate performance of holdings in the basic materials sector hampered the Fund's returns. Lackluster results came from holdings such as AIR PRODUCTS AND CHEMICALS, INC., a supplier of industrial gases, which experienced sluggish demand from end-users.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth Fund on 6/30/93 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Standard & Poor's (S&P) 500 Index is a market-value-weighted, unmanaged index of common stocks considered representative of the broad market. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     Fund performance was also hindered by not only a relative underweight position in the technology sector, but also by negative results from stock selections such as holding BMC SOFTWARE, INC., a manufacturer of computer hardware and software systems. Already saddled with a difficult environment in which to sell, BMC Software underperformed due to missed revenue growth estimates.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       8.96%   (4.64%)       --        --     (21.86%)
  Without sales charge           15.68%    1.17%        --        --     (20.53%)

CLASS B SHARES (12/31/99)
  With redemption*               11.21%   (3.64%)       --        --     (21.63%)
  Without redemption             15.21%    0.36%        --        --     (21.08%)

CLASS C SHARES (12/31/99)
  With redemption**              14.09%   (0.76%)       --        --     (21.13%)
  Without redemption             15.09%    0.24%        --        --     (21.13%)

CLASS F SHARES (1/5/62)          15.64%    1.29%     (8.18%)    5.86%       N/A

CLASS R SHARES (12/31/99)        16.00%    1.52%        --        --     (20.35%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)      10.12%   (4.12%)       --        --     (22.22%)
  Without sales charge           15.27%    0.36%        --        --     (21.18%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions and adjustments for financial statement purposes. Part of the Fund's year-to-date performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

[CHART]

PORTFOLIO COMPOSITION

22.78%  Information Technology
15.00%  Consumer Discretionary
11.54%  Financials
11.31%  Healthcare
10.27%  Consumer Staples
 9.46%  Industrials
 2.83%  Energy
 1.31%  Materials
 1.11%  Utilities
 0.50%  Telecommunications Services
 5.07%  Other
 8.82%  Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

     Additionally, the Fund's cash position, which averaged 8% during the period, hampered returns the Fund might have otherwise seen in the strong market environment.

However, as we move forward, our strategy remains unchanged. We will continue to rely upon on our bottom-up approach to seeking companies we believe are capable of posting strong future revenue and earnings growth at valuations that make sense.

/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

                      This page intentionally left blank.

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                     MARKET VALUE

---------------------------------------------------------------------------------------

COMMON STOCKS (DOMESTIC)-87.6%
AIRLINES-2.0%
         154,517  Delta Air Lines, Inc..............................       $ 2,268,310
         249,189  Northwest Airlines Corporation Class A*...........         2,813,344
         309,825  Southwest Airlines Company........................         5,328,990
                                                                           -----------
                                                                            10,410,644
                                                                           -----------
APPLICATION SOFTWARE-0.4%
         112,375  PeopleSoft, Inc.*.................................         1,976,676
                                                                           -----------
ASSET MANAGEMENT & CUSTODY BANKS-2.4%
          56,050  Bank of New York Company, Inc.....................         1,611,438
         395,900  Janus Capital Group, Inc..........................         6,492,760
         133,700  SEI Investments Company...........................         4,278,400
                                                                           -----------
                                                                            12,382,598
                                                                           -----------
BIOTECHNOLOGY-1.7%
          75,135  Amgen, Inc.*......................................         4,991,969
          66,475  Gilead Sciences, Inc.*............................         3,694,681
                                                                           -----------
                                                                             8,686,650
                                                                           -----------
BROADCASTING & CABLE TV-2.4%
          65,950  Clear Channel Communications, Inc.*...............         2,795,621
         219,858  Comcast Corporation Special Class A*..............         6,338,506
          92,350  Cox Communications, Inc.*.........................         2,945,965
                                                                           -----------
                                                                            12,080,092
                                                                           -----------
CASINOS & GAMING-0.4%
          54,575  MGM Mirage, Inc.*.................................         1,865,374
                                                                           -----------
COMMUNICATIONS EQUIPMENT-1.0%
         292,380  Cisco Systems, Inc.*..............................         4,879,822
                                                                           -----------
COMPUTER & ELECTRONICS RETAIL-2.3%
         263,850  Best Buy Company, Inc.*...........................        11,588,292
                                                                           -----------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                     MARKET VALUE

---------------------------------------------------------------------------------------

COMPUTER HARDWARE-1.8%
         111,075  International Business Machines Corporation.......       $ 9,163,688
                                                                           -----------
CONSUMER FINANCE-1.9%
         469,200  MBNA Corporation..................................         9,778,128
                                                                           -----------
DATA PROCESSING & OUTSOURCED SERVICES-2.7%
         175,550  First Data Corporation............................         7,274,792
         183,225  Fiserv, Inc.*.....................................         6,524,643
                                                                           -----------
                                                                            13,799,435
                                                                           -----------
DIVERSIFIED BANKS-3.6%
         127,425  Bank of America Corporation.......................        10,070,398
         163,150  Wells Fargo & Company.............................         8,222,760
                                                                           -----------
                                                                            18,293,158
                                                                           -----------
DIVERSIFIED COMMERCIAL SERVICES-1.1%
         310,175  Cendant Corporation*..............................         5,682,406
                                                                           -----------
DRUG RETAIL-0.2%
          35,525  Walgreen Company..................................         1,069,303
                                                                           -----------
EXCHANGE TRADED FUNDS-5.1%
         264,225  SPDR Trust Series 1...............................        25,796,288
                                                                           -----------
FOOD RETAIL-1.0%
         261,900  Safeway, Inc.*....................................         5,358,474
                                                                           -----------
GAS UTILITIES-1.1%
         102,950  Kinder Morgan, Inc................................         5,626,218
                                                                           -----------
HEALTHCARE EQUIPMENT-1.3%
         105,550  Boston Scientific Corporation*....................         6,449,105
                                                                           -----------
HEALTHCARE SERVICES-1.9%
         161,325  Caremark Rx, Inc.*................................         4,142,826
          79,375  Express Scripts, Inc. Class A*....................         5,422,900
                                                                           -----------
                                                                             9,565,726
                                                                           -----------
HOME IMPROVEMENT RETAIL-1.3%
         191,675  Home Depot, Inc...................................         6,348,276
                                                                           -----------
HOTELS, RESORTS & CRUISE LINES-0.2%
          36,425  Carnival Corporation Class A......................         1,184,177
                                                                           -----------
HOUSEHOLD PRODUCTS-2.6%
         129,350  Colgate-Palmolive Company.........................         7,495,833
          64,650  Procter & Gamble Company..........................         5,765,487
                                                                           -----------
                                                                            13,261,320
                                                                           -----------
HYPERMARKETS & SUPER CENTERS-1.6%
         151,896  Wal-Mart Stores, Inc..............................         8,152,258
                                                                           -----------

* NON-INCOME PRODUCING.
 SPDR-STANDARD AND POOR'S DEPOSITARY RECEIPT.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                     MARKET VALUE

---------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-4.6%
          19,125  3M Company........................................       $ 2,466,743
         667,659  General Electric Company..........................        19,148,460
          32,725  Ingersoll-Rand Company Class A....................         1,548,547
                                                                           -----------
                                                                            23,163,750
                                                                           -----------
INDUSTRIAL GASES-1.3%
          32,050  Air Products and Chemicals, Inc...................         1,333,280
          88,650  Praxair, Inc......................................         5,327,865
                                                                           -----------
                                                                             6,661,145
                                                                           -----------
INDUSTRIAL MACHINERY-0.7%
          57,525  Illinois Tool Works, Inc..........................         3,788,021
                                                                           -----------
INTEGRATED OIL & GAS-0.5%
          66,375  Exxon Mobil Corporation...........................         2,383,526
                                                                           -----------
INTEGRATED TELECOMMUNICATION SERVICES-0.5%
          99,875  SBC Communications, Inc...........................         2,551,806
                                                                           -----------
INVESTMENT BANKING & BROKERAGE-1.7%
          52,150  Goldman Sachs Group, Inc..........................         4,367,563
          95,075  Morgan Stanley....................................         4,064,456
                                                                           -----------
                                                                             8,432,019
                                                                           -----------
LEISURE FACILITIES-2.0%
         433,855  Royal Caribbean Cruises Limited...................        10,048,082
                                                                           -----------
MOVIES & ENTERTAINMENT-3.9%
         213,950  AOL Time Warner, Inc.*............................         3,442,456
         194,871  Viacom, Inc. Class B*.............................         8,508,068
         391,360  Walt Disney Company...............................         7,729,360
                                                                           -----------
                                                                            19,679,884
                                                                           -----------
MULTI-LINE INSURANCE-0.7%
          68,074  American International Group, Inc.................         3,756,323
                                                                           -----------
OIL & GAS DRILLING-0.2%
          49,800  GlobalSantaFe Corporation.........................         1,162,332
                                                                           -----------
OIL & GAS EQUIPMENT & SERVICES-1.9%
          36,025  BJ Services Company*..............................         1,345,894
         225,825  Smith International, Inc.*........................         8,296,811
                                                                           -----------
                                                                             9,642,705
                                                                           -----------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.2%
         141,717  Citigroup, Inc....................................         6,065,488
                                                                           -----------
PERSONAL PRODUCTS-2.9%
         447,603  Estee Lauder Companies, Inc. Class A..............        15,008,129
                                                                           -----------


---------------------------------------------------------------------------------------
SHARES                                                                     MARKET VALUE

PHARMACEUTICALS-5.3%
          31,337  Forest Laboratories, Inc.*........................       $ 1,715,701
         109,875  Johnson & Johnson.................................         5,680,538
         107,125  Merck & Company, Inc..............................         6,486,419
         305,363  Pfizer, Inc.......................................        10,428,146
          55,175  Wyeth.............................................         2,513,221
                                                                           -----------
                                                                            26,824,025
                                                                           -----------
PUBLISHING-1.2%
         129,812  Tribune Company...................................         6,269,920
                                                                           -----------
RAILROADS-0.5%
          44,275  Union Pacific Corporation.........................         2,568,836
                                                                           -----------
SEMICONDUCTOR EQUIPMENT-1.9%
          79,650  KLA-Tencor Corporation*...........................         3,702,929
         163,300  Novellus Systems, Inc.*...........................         5,980,209
                                                                           -----------
                                                                             9,683,138
                                                                           -----------
SEMICONDUCTORS-3.9%
          84,400  Altera Corporation*...............................         1,384,160
          37,125  Broadcom Corporation*.............................           924,784
         341,776  Intel Corporation.................................         7,103,472
         192,050  Linear Technology Corporation.....................         6,185,931
          73,000  Maxim Integrated Products, Inc.*..................         2,495,870
          59,275  Xilinx, Inc.*.....................................         1,500,250
                                                                           -----------
                                                                            19,594,467
                                                                           -----------
SOFT DRINKS-1.9%
         156,075  Coca-Cola Company.................................         7,243,441
         118,975  Coca-Cola Enterprises, Inc........................         2,159,396
                                                                           -----------
                                                                             9,402,837
                                                                           -----------
SPECIALTY STORES-1.4%
         222,838  Tiffany & Company.................................         7,282,346
                                                                           -----------
SYSTEMS SOFTWARE-9.4%
         202,275  Adobe Systems, Inc................................         6,486,959
         386,400  BMC Software, Inc.*...............................         6,309,912
         865,901  Microsoft Corporation.............................        22,175,725
         535,050  Oracle Corporation*...............................         6,431,301
         231,635  VERITAS Software Corporation*.....................         6,640,975
                                                                           -----------
                                                                            48,044,872
                                                                           -----------
TOTAL COMMON STOCKS (DOMESTIC)
(COST-$419,465,272).................................................       445,411,759
                                                                           -----------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                     MARKET VALUE

---------------------------------------------------------------------------------------

COMMON STOCKS (FOREIGN)-3.6%
IT CONSULTING & OTHER SERVICES-1.4%
         402,150  Accenture Limited Class A ADR (BD)*...............       $ 7,274,894
                                                                           -----------
OIL & GAS DRILLING-0.2%
          30,350  Nabors Industries Limited (BA)*...................         1,200,343
                                                                           -----------
PHARMACEUTICALS-1.2%
         105,900  Teva Pharmaceutical Industries Limited Sponsored
                  ADR (IS)..........................................         6,028,887
                                                                           -----------
RAILROADS-0.5%
          52,225  Canadian National Railway Company (CA)............         2,520,379
                                                                           -----------
SEMICONDUCTORS-0.3%
          42,375  Marvell Technology Group Limited (BD)*............         1,456,419
                                                                           -----------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$15,448,754)..................................................        18,480,922
                                                                           -----------
PRINCIPAL
AMOUNT                                                                     AMORTIZED COST

-----------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-8.8%
OTHER DIVERSIFIED FINANCIAL SERVICES-4.9%
$     25,100,000  Merrill Lynch & Company
                  1.12% 7/2/03......................................         $25,099,219
                                                                             -----------
SPECIAL PURPOSE ENTITY-3.9%
      19,800,000  Corporate Asset Funding Corporation
                  1.10% 7/1/03......................................          19,800,000
                                                                             -----------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$44,899,219)........................................          44,899,219
                                                                             -----------
TOTAL INVESTMENTS-100.0%
(TOTAL COST-$479,813,245)...........................................         508,791,900
OTHER ASSETS AND LIABILITIES-(0.0%).................................             (23,005)
                                                                             -----------
NET ASSETS-100.0%...................................................         $508,768,895
                                                                             ===========

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $479,813,245
                                                    ------------
Investment securities, at market..................   508,791,900
Cash..............................................     1,408,726
Receivables:
  Investment securities sold......................     4,815,839
  Capital shares sold.............................       405,687
  Dividends.......................................       410,306
Other assets......................................         5,151
                                                    ------------
    Total Assets..................................   515,837,609
                                                    ------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................     2,397,189
  Capital shares redeemed.........................     3,716,892
  Advisory fees...................................       315,815
  Shareholder servicing fees......................        43,172
  Accounting fees.................................        25,251
  Distribution fees...............................       152,735
  Custodian fees..................................         1,204
  Other...........................................       416,456
                                                    ------------
    Total Liabilities.............................     7,068,714
                                                    ------------
Net Assets........................................  $508,768,895
                                                    ============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $1,293,787,499
Accumulated net investment loss...................    (1,264,709)
Accumulated net realized loss from security
  transactions....................................  (812,732,550)
Net unrealized appreciation on investments........    28,978,655
                                                    ------------
    Total.........................................  $508,768,895
                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (UNAUDITED) (CONTINUED)

Net Assets--Class A...............................  $  5,895,236
Shares Outstanding--Class A.......................       683,413
Net Asset Value, Redemption Price Per Share.......  $       8.63
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $       9.16

Net Assets--Class B...............................  $ 12,652,585
Shares Outstanding--Class B.......................     1,505,139
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       8.41

Net Assets--Class C...............................  $  1,583,399
Shares Outstanding--Class C.......................       188,715
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       8.39

Net Assets--Class F...............................  $482,232,108
Shares Outstanding--Class F.......................    55,756,781
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       8.65

Net Assets--Class R...............................  $  6,207,372
Shares Outstanding--Class R.......................       713,814
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       8.70

Net Assets--Class T...............................  $    198,195
Shares Outstanding--Class T.......................        23,644
Net Asset Value, Redemption Price Per Share.......  $       8.38
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $       8.77

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $ 2,153,128
  Interest........................................      237,268
  Foreign taxes withheld..........................       (6,207)
                                                    -----------
    Total Investment Income.......................    2,384,189
                                                    -----------
EXPENSES:
  Advisory fees--Note 2...........................    1,764,100
  Shareholder servicing fees--Note 2..............      270,507
  Accounting fees--Note 2.........................      141,412
  Distribution fees--Note 2.......................      610,658
  Transfer agency fees--Note 2....................      485,935
  Registration fees...............................       31,456
  Postage and mailing expenses....................       69,764
  Custodian fees and expenses--Note 2.............        7,221
  Printing expenses...............................       60,758
  Legal and audit fees............................       48,807
  Directors' fees and expenses--Note 2............       53,318
  Other expenses..................................      109,500
                                                    -----------
    Total Expenses................................    3,653,436
    Earnings Credits..............................       (3,272)
    Reimbursed/Waived Expenses....................       (1,266)
                                                    -----------
    Net Expenses..................................    3,648,898
                                                    -----------
  Net Investment Loss.............................   (1,264,709)
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Loss on Security Transactions........  (11,307,284)
Net Change in Unrealized Appreciation/Depreciation
  of Investments..................................   82,491,280
                                                    -----------
  Net Realized and Unrealized Gain................   71,183,996
                                                    -----------
Net Increase in Net Assets Resulting from
  Operations......................................  $69,919,287
                                                    ===========

Purchases of long-term securities.................  $255,626,631
Proceeds from sales of long-term securities.......  $282,082,623

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            6/30/03       12/31/02
                                          ------------  ------------
OPERATIONS
Net Investment Loss.....................  $ (1,264,709) $ (3,186,435)
Net Realized Loss on Security
  Transactions..........................   (11,307,284) (161,500,402)
Net Realized Gain from Foreign Currency
  Transactions..........................             0           219
Net Change in Unrealized
  Appreciation/Depreciation.............    82,491,280   (56,838,030)
                                          ------------  ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    69,919,287  (221,524,648)
                                          ------------  ------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................       (34,416)     (439,145)
  Class B...............................      (620,206)   (2,574,883)
  Class C...............................      (151,481)     (656,249)
  Class F...............................   (27,548,447) (210,452,943)
  Class R...............................     1,112,815     3,376,685
  Class T...............................       (37,183)     (271,640)
                                          ------------  ------------
Net Decrease from Capital Share
  Transactions..........................   (27,278,918) (211,018,175)
                                          ------------  ------------

Net Increase (Decrease) in Net Assets...    42,640,369  (432,542,823)

NET ASSETS
  Beginning of period...................  $466,128,526  $898,671,349
                                          ------------  ------------
  End of period.........................  $508,768,895  $466,128,526
                                          ============  ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                             YEAR ENDED
                                  SIX MONTHS                DECEMBER 31,
                                    ENDED       -------------------------------------
                                JUNE 30, 2003      2002         2001         2000
                                --------------  -----------  -----------  -----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $ 7.46        $10.53       $14.02       $23.88
Income from investment
  operations:
    Net investment loss.......       (0.03)        (0.06)       (0.05)       (0.05)
    Net gains (losses) on
      securities
      (both realized and
      unrealized).............        1.20         (3.01)       (3.44)       (6.39)
                                    ------        ------       ------       ------
        Total from investment
          operations..........        1.17         (3.07)       (3.49)       (6.44)
Less distributions:
    From net investment
      income..................        0.00          0.00         0.00         0.00
    From net realized gains...        0.00          0.00         0.00        (3.42)
                                    ------        ------       ------       ------
        Total distributions...        0.00          0.00         0.00        (3.42)

Net Asset Value, end of
  period......................      $ 8.63        $ 7.46       $10.53       $14.02
                                    ======        ======       ======       ======
Total Return/Ratios
    Total return*.............       15.68%       (29.15%)     (24.89%)     (27.30%)
    Net assets, end of period
      (000s)..................      $5,895        $5,149       $7,795       $8,655
    Net expenses to average
      net assets#.............        1.68%**       1.48%        1.20%        1.05%
    Gross expenses to average
      net assets#.............        1.68%**       1.48%        1.21%        1.08%
    Net investment loss to
      average net assets......       (0.66%)**     (0.56%)      (0.47%)      (0.54%)
    Portfolio turnover
      rate@...................         152%          139%         152%         182%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS B SHARES
Net Asset Value, beginning of
  period......................      $  7.30      $ 10.38     $ 13.91      $ 23.88
Income from investment
  operations:
    Net investment loss.......        (0.08)       (0.18)      (0.13)       (0.11)
    Net gains (losses) on
      securities
      (both realized and
      unrealized).............         1.19        (2.90)      (3.40)       (6.44)
                                    -------      -------     -------      -------
        Total from investment
          operations..........         1.11        (3.08)      (3.53)       (6.55)
Less distributions:
    From net investment
      income..................         0.00         0.00        0.00         0.00
    From net realized gains...         0.00         0.00        0.00        (3.42)
                                    -------      -------     -------      -------
        Total distributions...         0.00         0.00        0.00        (3.42)

Net Asset Value, end of
  period......................      $  8.41      $  7.30     $ 10.38      $ 13.91
                                    =======      =======     =======      =======
Total Return/Ratios
    Total return*.............        15.21%      (29.67%)    (25.38%)     (27.77%)
    Net assets, end of period
      (000s)..................      $12,653      $11,603     $19,829      $25,359
    Net expenses to average
      net assets#.............         2.49%**      2.22%       1.92%        1.80%
    Gross expenses to average
      net assets#.............         2.49%**      2.22%       1.93%        1.82%
    Net investment loss to
      average net assets......        (1.48%)**    (1.30%)     (1.20%)      (1.29%)
    Portfolio turnover
      rate@...................          152%         139%        152%         182%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS C SHARES
Net Asset Value, beginning of
  period......................      $ 7.29        $10.36      $13.92      $23.88
Income from investment
  operations:
    Net investment loss.......       (0.12)        (0.26)      (0.18)      (0.10)
    Net gains (losses) on
      securities
      (both realized and
      unrealized).............        1.22         (2.81)      (3.38)      (6.44)
                                    ------        ------      ------      ------
        Total from investment
          operations..........        1.10         (3.07)      (3.56)      (6.54)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (3.42)
                                    ------        ------      ------      ------
        Total distributions...        0.00          0.00        0.00       (3.42)

Net Asset Value, end of
  period......................      $ 8.39        $ 7.29      $10.36      $13.92
                                    ======        ======      ======      ======
Total Return/Ratios
    Total return*.............       15.09%       (29.63%)    (25.58%)    (27.72%)
    Net assets, end of period
      (000s)..................      $1,584        $1,528      $2,979      $4,384
    Net expenses to average
      net assets#.............        2.49%**       2.37%       2.10%       1.80%
    Gross expenses to average
      net assets#.............        2.49%**       2.37%       2.11%       1.82%
    Net investment loss to
      average net assets......       (1.48%)**     (1.46%)     (1.38%)     (1.28%)
    Portfolio turnover
      rate@...................         152%          139%        152%        182%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                           SIX MONTHS
                             ENDED                      YEAR ENDED DECEMBER 31,
                            JUNE 30,   ----------------------------------------------------------
                              2003        2002        2001        2000        1999        1998
                           ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value,
  beginning of period....   $   7.48    $  10.53    $  14.03   $    23.87  $    20.41  $    17.28
Income from investment
  operations:
    Net investment income
      (loss).............      (0.06)      (0.22)      (0.15)       (0.21)      (0.09)       0.01
    Net gains (losses) on
      securities (both
      realized and
      unrealized)........       1.23       (2.83)      (3.35)       (6.21)       7.73        4.26
                            --------    --------    --------   ----------  ----------  ----------
        Total from
          investment
          operations.....       1.17       (3.05)      (3.50)       (6.42)       7.64        4.27
Less distributions:
    From net investment
      income.............       0.00        0.00        0.00         0.00       0.00^       (0.01)
    From net realized
      gains..............       0.00        0.00        0.00        (3.42)      (4.18)      (1.13)
                            --------    --------    --------   ----------  ----------  ----------
        Total
         distributions...       0.00        0.00        0.00        (3.42)      (4.18)      (1.14)
Net Asset Value, end of
  period.................   $   8.65    $   7.48    $  10.53   $    14.03  $    23.87  $    20.41
                            ========    ========    ========   ==========  ==========  ==========
Total Return/Ratios
    Total return.........      15.64%     (28.96%)    (24.95%)     (27.23%)      39.06%      25.04%
    Net assets, end of
      period (000s)......   $482,232    $443,307    $865,425   $1,441,466  $3,323,606  $2,360,180
    Net expenses to
      average net
      assets#............       1.52%**      1.37%      1.30%        1.06%       1.08%       1.08%
    Gross expenses to
      average net
      assets#............       1.52%**      1.38%      1.31%        1.07%       1.09%       1.10%
    Net investment income
      (loss) to average
      net assets.........      (0.51%)**     (0.46%)     (0.58%)      (0.58%)      (0.47%)       0.05%
    Portfolio turnover
      rate@..............        152%        139%        152%         182%        117%        143%

  ^ Distributions from net investment income for the year ended December 31, 1999 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS R SHARES
Net Asset Value, beginning of
 period.......................      $ 7.50        $10.57      $14.07      $23.88
Income from investment
 operations:
    Net investment income
     (loss)...................        0.00+         0.01       (0.02)      (0.02)
    Net gains (losses) on
     securities
     (both realized and
     unrealized)..............        1.20         (3.08)      (3.48)      (6.37)
                                    ------        ------      ------      ------
        Total from investment
         operations...........        1.20         (3.07)      (3.50)      (6.39)
Less distributions:
    From net investment
     income...................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (3.42)
                                    ------        ------      ------      ------
        Total distributions...        0.00          0.00        0.00       (3.42)

Net Asset Value, end of
 period.......................      $ 8.70        $ 7.50      $10.57      $14.07
                                    ======        ======      ======      ======
Total Return/Ratios
    Total return..............       16.00%       (29.04%)    (24.88%)    (27.08%)
    Net assets, end of period
     (000s)...................      $6,207        $4,333      $2,023      $    9
    Net expenses to average
     net assets#..............        1.17%**       1.30%       1.46%       0.79%
    Gross expenses to average
     net assets#..............        1.18%**       1.30%       1.46%       0.82%
    Net investment loss to
     average net assets.......       (0.15%)**     (0.34%)     (0.72%)     (0.29%)
    Portfolio turnover
     rate@....................         152%          139%        152%        182%

  + Net investment income (loss) for the six months ended June 30, 2003 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS T SHARES
Net Asset Value, beginning of
  period......................      $ 7.27        $10.38      $14.00      $23.88
Income from investment
  operations:
    Net investment loss.......       (0.22)        (0.56)      (0.19)      (0.09)
    Net gains (losses) on
      securities
      (both realized and
      unrealized).............        1.33         (2.55)      (3.43)      (6.37)
                                    ------        ------      ------      ------
        Total from investment
          operations..........        1.11         (3.11)      (3.62)      (6.46)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (3.42)
                                    ------        ------      ------      ------
        Total distributions...        0.00          0.00        0.00       (3.42)

Net Asset Value, end of
  period......................      $ 8.38        $ 7.27      $10.38      $14.00
                                    ======        ======      ======      ======
Total Return/Ratios
    Total return*.............       15.27%       (29.96%)    (25.86%)    (27.38%)
    Net assets, end of period
      (000s)..................      $  198        $  208      $  621      $  802
    Net expenses to average
      net assets#.............        2.20%**       2.78%       2.55%       1.29%
    Gross expenses to average
      net assets#.............        2.20%**       2.78%       2.56%       1.32%
    Net investment loss to
      average net assets......       (1.20%)**     (1.89%)     (1.83%)     (0.80%)
    Portfolio turnover
      rate@...................         152%          139%        152%        182%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets, and 0.65% of net assets in excess of $500 million.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $77,218 and $169,884, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $50,897 and $67,909, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                    TRANSFER AGENCY
                                                       FEES PAID
                                                    ---------------
Class A...........................................      $ 8,842
Class B...........................................      $23,108
Class C...........................................      $ 2,934
Class R...........................................      $ 1,867
Class T...........................................      $   568

 DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $560,887 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $ 6,660
Class B.................................    $43,984            $14,661
Class C.................................    $ 5,555            $ 1,852
Class T.................................    $   232            $   232

  During the six months ended June 30, 2003, DSC retained $1,253 in sales commissions from the sales of Class A shares. DSC also retained $55,446 of contingent deferred sales charges relating to redemptions of Class B shares.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

                   TIME PERIOD                      AMOUNT OF WAIVER
                   -----------                      ----------------
9/1/02 to 8/31/03.................................      $100,000
9/1/03 to 8/31/04.................................      $150,000
9/1/04 to 8/31/05.................................      $200,000
9/1/05 to 8/31/06.................................      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $1,266. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2007 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses........................  $785,319,022
Post-October Capital Loss Deferral................  $ 3,865,188
Post-October Currency Loss Deferral...............  $         0
Federal Tax Cost..................................  $496,660,337
Gross Tax Appreciation of Investments.............  $35,393,523
Gross Tax Depreciation of Investments.............  $(23,261,960)
Net Tax Appreciation..............................  $12,131,563

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                            SIX MONTHS                              YEAR
                                              ENDED                                ENDED
                                             6/30/03                              12/31/02
                                ----------------------------------  ------------------------------------
                                    SHARES            AMOUNT             SHARES             AMOUNT
                                ---------------  -----------------  ----------------  ------------------
CLASS A
    Sold......................           58,472  $         464,060           176,909  $        1,575,474
    Issued in Connection with
      Acquisition.............                0  $               0             8,437  $           83,443
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................          (65,054) $        (498,476)         (235,763) $       (2,098,062)
    NET DECREASE..............           (6,582) $         (34,416)          (50,417) $         (439,145)

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

                                            SIX MONTHS                              YEAR
                                              ENDED                                ENDED
                                             6/30/03                              12/31/02
                                ----------------------------------  ------------------------------------
                                    SHARES            AMOUNT             SHARES             AMOUNT
                                ---------------  -----------------  ----------------  ------------------
CLASS B
    Sold......................           46,764  $         375,570           117,855  $        1,071,298
    Issued in Connection with
      Acquisition.............                0  $               0            30,576  $          297,814
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................         (130,684) $        (995,776)         (469,578) $       (3,943,995)
    NET DECREASE..............          (83,920) $        (620,206)         (321,147) $       (2,574,883)
CLASS C
    Sold......................            5,140  $          40,059            19,428  $          176,384
    Issued in Connection with
      Acquisition.............                0  $               0             3,774  $           36,681
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................          (26,113) $        (191,540)         (100,964) $         (869,314)
    NET DECREASE..............          (20,973) $        (151,481)          (77,762) $         (656,249)
CLASS F
    Sold......................        3,337,083  $      26,297,429         6,324,146  $       57,283,483
    Issued in Connection with
      Acquisition.............                0  $               0           162,005  $        1,602,235
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................       (6,874,893) $     (53,845,876)      (29,363,216) $     (269,338,661)
    NET DECREASE..............       (3,537,810) $     (27,548,447)      (22,877,065) $     (210,452,943)
CLASS R
    Sold......................          163,548  $       1,322,843           440,296  $        3,853,596
    Issued in Connection with
      Acquisition.............                0  $               0                48  $              475
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................          (27,152) $        (210,028)          (54,408) $         (477,386)
    NET INCREASE..............          136,396  $       1,112,815           385,936  $        3,376,685
CLASS T
    Sold......................              363  $           2,745             1,782  $           16,192
    Issued in Connection with
      Acquisition.............                0  $               0               791  $            7,690
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................           (5,342) $         (39,928)          (33,797) $         (295,522)
    NET DECREASE..............           (4,979) $         (37,183)          (31,224) $         (271,640)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

6. ACQUISITION OF DREYFUS FOUNDERS FOCUS FUND
On February 22, 2002, the Fund acquired all the net assets of Dreyfus Founders Focus Fund ("Focus") pursuant to a plan of reorganization approved by Focus shareholders on February 15, 2002. The acquisition was accomplished by a tax-free exchange of Class A, Class B, Class C, Class F, Class R, and Class T shares of the Fund in the amount of 8,437, 30,576, 3,774, 162,005, 48, and 791 shares, respectively, (valued at $83,443, $297,814, $36,681, $1,602,235, $475, and
$7,690, respectively) for the 14,562, 52,804, 6,515, 279,701, 80, and 1,328
Focus Class A, Class B, Class C, Class F, Class R, and Class T shares outstanding, respectively, on February 22, 2002. Focus' net assets on that date, $2,028,338, including $145,042 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund and Focus immediately before the acquisition were $808,857,376 and $2,028,338, respectively.

                      This page intentionally left blank.

DREYFUS FOUNDERS GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
2930 East Third Avenue
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

This report is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus, which contains more complete information including charges, expenses, and share classes. Please read the prospectus carefully before you invest or send money. Date of first use: August 28, 2003

     Dreyfus Service Corporation, Distributor. (C) 2003 Founders Asset Management LLC.

                                                                    A-636-GRO-03

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
GROWTH AND INCOME FUND
INVESTMENT UPDATE
JUNE 30, 2003

[DREYFUS FOUNDERS FUNDS LOGO]

TABLE OF CONTENTS

Management Overview                       3
Statement of Investments                 10
Statement of Assets and Liabilities      15
Statement of Operations                  17
Statements of Changes in Net Assets      18
Financial Highlights                     19
Notes to Financial Statements            25

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-8 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO
MANAGER JOHN B. JARES, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

The first six months of 2003 presented mixed results on both the economic and broad market levels. However, the Dreyfus Founders Growth and Income Fund performed well and posted a return(1) that compared favorably to the 11.76% return posted by its benchmark, the broad market Standard & Poor's 500 Index.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUND'S PERFORMANCE DURING THE
PERIOD?

Looking back, the broader market activity for first six months of 2003 can be easily separated into two distinct periods. The first period is that which led up to the war in Iraq and was characterized by falling equity prices. The second period, which began with the onset of the war and extended through the end of June, saw a powerful rally in equity prices. The defining point that separates

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"THE INFUSION OF CONSUMER CAPITAL INTO THE ECONOMY BOOSTED THE PERFORMANCE OF THE FUND'S CONSUMER-RELATED STOCKS."

PERFORMANCE HIGHLIGHTS

- Investors' mindset began to shift due to a stabilization of the Iraqi conflict, the lowering of interest rates and renewed confidence in economic growth.

- Holdings in the healthcare sectors solidified the Fund's positive returns.

- Technology companies continued to show sub-par performance, hampering the Fund's returns in this sector.

- We continue to use a bottom-up, fundamentals-based research strategy to seek companies exhibiting signs of growth potential.

these two periods is easy to identify: an easing in the uncertainty surrounding the war motivated the market upswing. This, coupled with confidence that the economy could soon exhibit an improving pace of growth, provided a positive foundation for the market's rebound.

     On the purely economic front, the first half of 2003 exhibited mixed results. Weekly jobless claims hovered at relatively high levels. By June, the unemployment rate moved above 6%, a nine-year high. The Institute for Supply Management (ISM) index posted readings below 50, the level considered to be the demarcation line between expansion and contraction. However, this ISM reading was better than it appeared, relatively speaking. The index actually improved during the period, moving from the mid-40s to the upper-40s, indicating only a modest amount of contraction. Lowered interest rates continued to have a positive impact on the housing and mortgage industries. And, although slowing over the six-month period, auto sales still remained at relatively high levels.

WHAT MANAGEMENT DECISIONS POSITIVELY IMPACTED THE FUND'S PERFORMANCE DURING THE PERIOD?

The Fund's performance was primarily driven by strong performing stock selections in the consumer discretionary and healthcare sectors. The infusion of consumer capital into the economy boosted many of the Fund's consumer-related stocks such as BEST BUY COMPANY, INC., the leading retailer of consumer electronics, and ESTEE LAUDER COMPANIES, INC., the manufacturer and distributor of cosmetics and fragrances.

     The healthcare sector also provided positive opportunities during the period as the Fund capitalized on holdings focused on the improvement of cardiovascular health as well as the production of affordable drugs. BOSTON SCIENTIFIC CORPORATION strongly contributed to the Fund's performance as it benefited from the success of its pioneering approach to interventional cardiology. This approach improves upon existing technology by applying

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  SPDR Trust Series 1 (SPY)                  5.11%
2.  General Electric Company (GE)              3.61%
3.  Exxon Mobil Corporation (XOM)              3.55%
4.  Microsoft Corporation (MSFT)               3.38%
5.  Estee Lauder Companies, Inc. (EL)          2.94%
6.  Best Buy Company, Inc. (BBY)               2.24%
7.  Pfizer, Inc. (PFE)                         2.03%
8.  Royal Caribbean Cruises Limited (RCL)      1.97%
9.  MBNA Corporation (KRB)                     1.89%
10. Bank of America Corporation (BAC)          1.82%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

a drug to cardiovascular stents to help control coronary artery disease. We also saw strong returns from TEVA PHARMACEUTICAL INDUSTRIES LIMITED, which continued to capitalize on market shifts toward less expensive drugs in the generic drug marketplace.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth and Income Fund on 6/30/93 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Standard & Poor's (S&P) 500 Index is a market-value-weighted, unmanaged index of common stocks considered representative of the broad market. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

WHAT MANAGEMENT DECISIONS HINDERED PERFORMANCE DURING THE HALF?

Fund performance was hampered by negative results from stock selection in the technology sector, such as BMC SOFTWARE, INC., a manufacturer of computer hardware and software systems. Already saddled with a weakened environment in which to sell, BMC Software underperformed due to missed revenue growth estimates.

     The Fund's lack of holdings in the strong-performing utilities sector hampered the Fund's relative performance. Inadequate performance in the basic materials sector also hindered the Fund's relative returns due

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       7.67%   (5.76%)       --        --    (16.87%)
  Without sales charge           14.24%    0.00%        --        --    (15.46%)

CLASS B SHARES (12/31/99)
  With redemption*                9.82%   (4.49%)       --        --    (16.49%)
  Without redemption             13.82%   (0.51%)       --        --    (15.81%)

CLASS C SHARES (12/31/99)
  With redemption**              12.77%   (1.52%)       --        --    (16.25%)
  Without redemption             13.77%   (0.52%)       --        --    (16.25%)

CLASS F SHARES (7/5/38)          14.29%    0.56%     (7.60%)    4.88%      N/A

CLASS R SHARES (12/31/99)        14.12%    0.00%        --        --    (15.28%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)       8.45%   (4.94%)       --        --    (17.04%)
  Without sales charge           13.57%   (0.52%)       --        --    (15.94%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but does reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

[CHART]

PORTFOLIO COMPOSITION

19.30%  Information Technology
15.91%  Consumer Discretionary
11.25%  Healthcare
10.41%  Financials
10.22%  Consumer Staples
 8.82%  Industrials
 7.29%  Energy
 2.01%  Telecommunications Services
 0.26%  Materials
 5.11%  Other
 9.42%  Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

to lackluster results from holdings such as AIR PRODUCTS AND CHEMICALS, INC., a supplier of industrial gases, which experienced sluggish demand from end-users.

     In addition, the Funds cash position, which averaged 8% during the period, hampered returns the Fund might have otherwise seen in the strong market environment.

As we move into the second half of 2003, our investment strategy remains unchanged. We continue to use a bottom-up, fundamentals-based research approach to seek companies that have the potential to exhibit revenue and earnings growth that exceed Wall Street expectations.

/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

                      This page intentionally left blank.

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

COMMON STOCKS (DOMESTIC)-86.5%
AIRLINES-1.6%
         102,925  Northwest Airlines Corporation Class A*...........  $   1,162,023
         127,950  Southwest Airlines Company........................      2,200,740
                                                                      -------------
                                                                          3,362,763
                                                                      -------------
APPLICATION SOFTWARE-0.4%
          46,582  PeopleSoft, Inc.*.................................        819,377
                                                                      -------------
ASSET MANAGEMENT & CUSTODY BANKS-2.4%
          22,975  Bank of New York Company, Inc.....................        660,531
         162,100  Janus Capital Group, Inc..........................      2,658,440
          55,350  SEI Investments Company...........................      1,771,200
                                                                      -------------
                                                                          5,090,171
                                                                      -------------
BIOTECHNOLOGY-1.7%
          31,010  Amgen, Inc.*......................................      2,060,305
          27,750  Gilead Sciences, Inc.*............................      1,542,345
                                                                      -------------
                                                                          3,602,650
                                                                      -------------
BROADCASTING & CABLE TV-2.4%
          27,300  Clear Channel Communications, Inc.*...............      1,157,247
          91,050  Comcast Corporation Special Class A*..............      2,624,972
          37,750  Cox Communications, Inc.*.........................      1,204,225
                                                                      -------------
                                                                          4,986,444
                                                                      -------------
CASINOS & GAMING-0.4%
          22,575  MGM Mirage, Inc.*.................................        771,614
                                                                      -------------
COMMUNICATIONS EQUIPMENT-0.9%
         119,188  Cisco Systems, Inc.*..............................      1,989,248
                                                                      -------------
COMPUTER & ELECTRONICS RETAIL-2.2%
         108,124  Best Buy Company, Inc.*...........................      4,748,806
                                                                      -------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

COMPUTER HARDWARE-1.6%
          40,800  International Business Machines Corporation.......  $   3,366,000
                                                                      -------------
CONSUMER FINANCE-1.9%
         192,562  MBNA Corporation..................................      4,012,992
                                                                      -------------
DATA PROCESSING & OUTSOURCED SERVICES-2.4%
          59,150  First Data Corporation............................      2,451,176
          75,900  Fiserv, Inc.*.....................................      2,702,799
                                                                      -------------
                                                                          5,153,975
                                                                      -------------
DEPARTMENT STORES-0.6%
          62,691  Nordstrom, Inc....................................      1,223,728
                                                                      -------------
DIVERSIFIED BANKS-3.4%
          48,875  Bank of America Corporation.......................      3,862,591
          66,800  Wells Fargo & Company.............................      3,366,720
                                                                      -------------
                                                                          7,229,311
                                                                      -------------
DIVERSIFIED COMMERCIAL SERVICES-1.1%
         128,450  Cendant Corporation*..............................      2,353,204
                                                                      -------------
DRUG RETAIL-0.2%
          14,275  Walgreen Company..................................        429,678
                                                                      -------------
EXCHANGE TRADED FUNDS-5.1%
         110,950  SPDR Trust Series 1...............................     10,832,048
                                                                      -------------
FOOD RETAIL-1.0%
         108,150  Safeway, Inc.*....................................      2,212,749
                                                                      -------------
HEALTHCARE EQUIPMENT-1.3%
          43,750  Boston Scientific Corporation*....................      2,673,125
                                                                      -------------
HEALTHCARE SERVICES-1.9%
          66,225  Caremark Rx, Inc.*................................      1,700,658
          32,775  Express Scripts, Inc. Class A*....................      2,239,188
                                                                      -------------
                                                                          3,939,846
                                                                      -------------
HOME IMPROVEMENT RETAIL-1.2%
          78,525  Home Depot, Inc...................................      2,600,748
                                                                      -------------
HOTELS, RESORTS & CRUISE LINES-0.8%
          15,150  Carnival Corporation Class A......................        492,527
          44,175  Starwood Hotels & Resorts Worldwide, Inc..........      1,262,964
                                                                      -------------
                                                                          1,755,491
                                                                      -------------
HOUSEHOLD PRODUCTS-2.6%
          54,208  Colgate-Palmolive Company.........................      3,141,354
          26,550  Procter & Gamble Company..........................      2,367,729
                                                                      -------------
                                                                          5,509,083
                                                                      -------------

* NON-INCOME PRODUCING.

  SPDR--STANDARD AND POOR'S DEPOSITARY RECEIPT.

  SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS-1.6%
COMMON STOCKS (DOMESTIC)-Continued
 HYPERMARKETS & SUPER CENTERS-Continued
          62,950  Wal-Mart Stores, Inc..............................  $   3,378,527
                                                                      -------------
INDUSTRIAL CONGLOMERATES-4.4%
           7,950  3M Company........................................      1,025,391
         266,350  General Electric Company..........................      7,638,918
          13,275  Ingersoll-Rand Company Class A....................        628,173
                                                                      -------------
                                                                          9,292,482
                                                                      -------------
INDUSTRIAL GASES-0.3%
          13,000  Air Products and Chemicals, Inc...................        540,800
                                                                      -------------
INDUSTRIAL MACHINERY-0.7%
          23,850  Illinois Tool Works, Inc..........................      1,570,523
                                                                      -------------
INTEGRATED OIL & GAS-3.6%
         209,216  Exxon Mobil Corporation...........................      7,512,947
                                                                      -------------
INTEGRATED TELECOMMUNICATION SERVICES-2.0%
          41,250  SBC Communications, Inc...........................      1,053,938
          81,350  Verizon Communications, Inc.......................      3,209,258
                                                                      -------------
                                                                          4,263,196
                                                                      -------------
INVESTMENT BANKING & BROKERAGE-0.8%
          39,025  Morgan Stanley....................................      1,668,319
                                                                      -------------
LEISURE FACILITIES-2.0%
         180,158  Royal Caribbean Cruises Limited...................      4,172,459
                                                                      -------------
MOVIES & ENTERTAINMENT-3.7%
          88,850  AOL Time Warner, Inc.*............................      1,429,597
          79,800  Viacom, Inc. Class B*.............................      3,484,068
         150,050  Walt Disney Company...............................      2,963,488
                                                                      -------------
                                                                          7,877,153
                                                                      -------------
MULTI-LINE INSURANCE-0.8%
          28,275  American International Group, Inc.................      1,560,215
                                                                      -------------
OIL & GAS DRILLING-0.2%
          20,625  GlobalSantaFe Corporation.........................        481,388
                                                                      -------------
OIL & GAS EQUIPMENT & SERVICES-1.9%
          14,875  BJ Services Company*..............................        555,730
          92,925  Smith International, Inc.*........................      3,414,065
                                                                      -------------
                                                                          3,969,795
                                                                      -------------
OIL & GAS EXPLORATION & PRODUCTION-0.9%
          27,688  Apache Corporation................................      1,801,381
                                                                      -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.2%
          58,099  Citigroup, Inc....................................      2,486,637
                                                                      -------------
PERSONAL PRODUCTS-2.9%
         185,900  Estee Lauder Companies, Inc. Class A..............      6,233,227
                                                                      -------------


-----------------------------------------------------------------------------------
SHARES                                                                MARKET VALUE

PHARMACEUTICALS-5.2%
          13,100  Forest Laboratories, Inc.*........................  $     717,225
          45,625  Johnson & Johnson.................................      2,358,813
          44,275  Merck & Company, Inc..............................      2,680,851
         126,234  Pfizer, Inc.......................................      4,310,891
          22,875  Wyeth.............................................      1,041,956
                                                                      -------------
                                                                         11,109,736
                                                                      -------------
PUBLISHING-1.2%
          53,300  Tribune Company...................................      2,574,390
                                                                      -------------
RAILROADS-0.5%
          18,300  Union Pacific Corporation.........................      1,061,766
                                                                      -------------
SEMICONDUCTOR EQUIPMENT-0.9%
          16,150  KLA-Tencor Corporation*...........................        750,814
          32,175  Novellus Systems, Inc.*...........................      1,178,281
                                                                      -------------
                                                                          1,929,095
                                                                      -------------
SEMICONDUCTORS-3.3%
          34,950  Altera Corporation*...............................        573,180
          15,350  Broadcom Corporation*.............................        382,369
          90,303  Intel Corporation.................................      1,876,858
          79,400  Linear Technology Corporation.....................      2,557,474
          30,175  Maxim Integrated Products, Inc.*..................      1,031,683
          24,500  Xilinx, Inc.*.....................................        620,095
                                                                      -------------
                                                                          7,041,659
                                                                      -------------
SOFT DRINKS-1.8%
          64,675  Coca-Cola Company.................................      3,001,567
          49,650  Coca-Cola Enterprises, Inc........................        901,148
                                                                      -------------
                                                                          3,902,715
                                                                      -------------
SPECIALTY STORES-1.4%
          92,125  Tiffany & Company.................................      3,010,645
                                                                      -------------
SYSTEMS SOFTWARE-8.1%
          83,375  Adobe Systems, Inc................................      2,673,836
         160,450  BMC Software, Inc.*...............................      2,620,149
         279,916  Microsoft Corporation.............................      7,168,649
         163,975  Oracle Corporation*...............................      1,970,980
          93,454  VERITAS Software Corporation*.....................      2,679,326
                                                                      -------------
                                                                         17,112,940
                                                                      -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST-$172,825,813).................................................    183,215,046
                                                                      -------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

COMMON STOCKS (FOREIGN)-4.1%
INTEGRATED OIL & GAS-0.6%
          25,400  Royal Dutch Petroleum Company NY Shares (NE)......  $   1,184,148
                                                                      -------------
IT CONSULTING & OTHER SERVICES-1.3%
         159,225  Accenture Limited Class A ADR (BD)*...............      2,880,380
                                                                      -------------
OIL & GAS DRILLING-0.2%
          12,550  Nabors Industries Limited (BA)*...................        496,353
                                                                      -------------
PHARMACEUTICALS-1.2%
          44,000  Teva Pharmaceutical Industries Limited Sponsored
                  ADR (IS)..........................................      2,504,920
                                                                      -------------
RAILROADS-0.5%
          21,600  Canadian National Railway Company (CA)............      1,042,416
                                                                      -------------
SEMICONDUCTORS-0.3%
          17,500  Marvell Technology Group Limited (BD)*............        601,468
                                                                      -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$7,444,963)...................................................      8,709,685
                                                                      -------------

PRINCIPAL AMOUNT                                                      AMORTIZED COST

-------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-8.2%
OTHER DIVERSIFIED FINANCIAL SERVICES-4.5%
$      9,600,000  Merrill Lynch & Company
                  1.12% 7/2/03......................................   $   9,599,701
                                                                       -------------
SPECIAL PURPOSE ENTITY-3.7%
       7,900,000  Corporate Asset Funding Corporation
                  1.10% 7/1/03......................................       7,900,000
                                                                       -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$17,499,701)........................................      17,499,701
                                                                       -------------
TOTAL INVESTMENTS-98.8%
(TOTAL COST-$197,770,477)...........................................     209,424,432
OTHER ASSETS AND LIABILITIES-1.2%...................................       2,468,573
                                                                       -------------
NET ASSETS-100.0%...................................................   $ 211,893,005
                                                                       =============

* NON-INCOME PRODUCING.

  SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $197,770,477
                                                    ------------
Investment securities, at market..................   209,424,432
Cash..............................................       634,139
Receivables:
  Investment securities sold......................     2,963,610
  Capital shares sold.............................        33,492
  Dividends.......................................       168,023
  From adviser....................................        39,319
  From transfer agent.............................            35
                                                    ------------
    Total Assets..................................   213,263,050
                                                    ------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................       993,661
  Capital shares redeemed.........................        58,565
  Advisory fees...................................       114,384
  Shareholder servicing fees......................        24,341
  Accounting fees.................................        10,558
  Distribution fees...............................        46,068
  Custodian fees..................................           859
  Other...........................................       121,609
                                                    ------------
    Total Liabilities.............................     1,370,045
                                                    ------------
Net Assets........................................  $211,893,005
                                                    ============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $337,657,544
Undistributed net investment income...............        77,771
Accumulated net realized loss from security
  transactions....................................  (137,496,265)
Net unrealized appreciation on investments........    11,653,955
                                                    ------------
    Total.........................................  $211,893,005
                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (UNAUDITED) (CONTINUED)

Net Assets--Class A...............................  $    546,205
Shares Outstanding--Class A.......................       139,059
Net Asset Value, Redemption Price Per Share.......  $       3.93
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $       4.17

Net Assets--Class B...............................  $  1,006,539
Shares Outstanding--Class B.......................       260,095
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       3.87

Net Assets--Class C...............................  $    154,456
Shares Outstanding--Class C.......................        40,674
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       3.80

Net Assets--Class F...............................  $210,059,347
Shares Outstanding--Class F.......................    52,484,349
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       4.00

Net Assets--Class R...............................  $     89,376
Shares Outstanding--Class R.......................        22,547
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       3.96

Net Assets--Class T...............................  $     37,082
Shares Outstanding--Class T.......................         9,623
Net Asset Value, Redemption Price Per Share.......  $       3.85
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $       4.03

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $  1,008,372
  Interest........................................       100,601
  Foreign taxes withheld..........................        (6,683)
                                                    ------------
    Total Investment Income.......................     1,102,290
                                                    ------------
EXPENSES:
  Advisory fees--Note 2...........................       638,894
  Shareholder servicing fees--Note 2..............       157,205
  Accounting fees--Note 2.........................        58,975
  Distribution fees--Note 2.......................        84,493
  Transfer agency fees--Note 2....................        69,069
  Registration fees...............................        28,012
  Postage and mailing expenses....................        25,520
  Custodian fees and expenses--Note 2.............         5,156
  Printing expenses...............................        24,750
  Legal and audit fees............................        19,224
  Directors' fees and expenses--Note 2............        21,508
  Other expenses..................................        58,067
                                                    ------------
    Total Expenses................................     1,190,873
    Earnings Credits..............................        (1,986)
    Reimbursed/Waived Expenses....................          (868)
    Expense Offset to Broker Commissions..........        (3,146)
                                                    ------------
    Net Expenses..................................     1,184,873
                                                    ------------
  Net Investment Loss.............................       (82,583)
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Loss on Security Transactions........    (3,617,568)
Net Change in Unrealized Appreciation/Depreciation
of Investments....................................    30,576,074
                                                    ------------
  Net Realized and Unrealized Gain................    26,958,506
                                                    ------------
Net Increase in Net Assets Resulting from
Operations........................................  $ 26,875,923
                                                    ============

Purchases of long-term securities.................  $101,511,219
Proceeds from sales of long-term securities.......  $108,066,522

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            6/30/03       12/31/02
                                          ------------  ------------
OPERATIONS
Net Investment Income (Loss)............  $    (82,583) $    243,717
Net Realized Loss on Security
  Transactions..........................    (3,617,568)  (45,255,731)
Net Change in Unrealized
  Appreciation/Depreciation.............    30,576,074   (25,124,429)
                                          ------------  ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    26,875,923   (70,136,443)
                                          ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From Net Investment Income
  Class F...............................             0      (109,803)
                                          ------------  ------------
Net Decrease from Dividends and
  Distributions.........................             0      (109,803)
                                          ------------  ------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................       109,442        74,186
  Class B...............................      (124,548)     (173,941)
  Class C...............................       (49,835)      (19,371)
  Class F...............................    (8,306,950)  (27,489,605)
  Class R...............................        22,192        42,140
  Class T...............................          (309)      (60,858)
                                          ------------  ------------
Net Decrease from Capital Share
  Transactions..........................    (8,350,008)  (27,627,449)
                                          ------------  ------------

Net Increase (Decrease) in Net Assets...    18,525,915   (97,873,695)

NET ASSETS
  Beginning of period...................  $193,367,090  $291,240,785
                                          ------------  ------------
  End of period.........................  $211,893,005  $193,367,090
                                          ============  ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $ 3.44       $  4.66     $  5.73     $  7.61
Income from investment
  operations:
    Net investment income
      (loss)..................        0.01         (0.02)      (0.07)       0.00+
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        0.48         (1.20)      (1.00)      (1.45)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        0.49         (1.22)      (1.07)      (1.45)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00^      (0.43)
                                    ------       -------     -------     -------
        Total distributions...        0.00          0.00        0.00       (0.43)

Net Asset Value, end of
  period......................      $ 3.93       $  3.44     $  4.66     $  5.73
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       14.24%       (26.18%)    (18.65%)    (19.04%)
    Net assets, end of period
      (000s)..................      $  546       $   378     $   442     $   318
    Net expenses to average
      net assets#.............        1.52%**       1.87%       2.98%       1.01%
    Gross expenses to average
      net assets#.............        1.52%**       1.87%       2.98%       1.06%
    Net investment loss to
      average net assets......       (0.38%)**     (0.67%)     (1.82%)     (0.03%)
    Portfolio turnover
      rate@...................         153%          152%        144%        165%

  + Net investment loss for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.
  ^ Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS B SHARES
Net Asset Value, beginning of period.......      $ 3.40       $  4.61     $  5.65     $  7.61
Income from investment operations:
    Net investment loss....................       (0.04)        (0.05)      (0.04)      (0.02)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.51         (1.16)      (1.00)      (1.51)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.47         (1.21)      (1.04)      (1.53)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00^      (0.43)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (0.43)

Net Asset Value, end of period.............      $ 3.87       $  3.40     $  4.61     $  5.65
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................       13.82%       (26.25%)    (18.38%)    (20.09%)
    Net assets, end of period (000s).......      $1,007       $ 1,013     $ 1,599     $ 1,170
    Net expenses to average net assets#....        2.29%**       2.14%       2.19%       1.76%
    Gross expenses to average net
      assets#..............................        2.29%**       2.14%       2.20%       1.80%
    Net investment loss to average net
      assets...............................       (1.16%)**     (0.95%)     (1.03%)     (0.88%)
    Portfolio turnover rate@...............         153%          152%        144%        165%

  ^ Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS C SHARES
Net Asset Value, beginning of period.......      $ 3.34       $  4.55     $  5.66     $  7.61
Income from investment operations:
    Net investment loss....................       (0.10)        (0.07)      (0.13)      (0.01)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.56         (1.14)      (0.98)      (1.51)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.46         (1.21)      (1.11)      (1.52)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00^      (0.43)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (0.43)

Net Asset Value, end of period.............      $ 3.80       $  3.34     $  4.55     $  5.66
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................       13.77%       (26.59%)    (19.58%)    (19.96%)
    Net assets, end of period (000s).......      $  154       $   186     $   270     $   343
    Net expenses to average net
      assets#,+............................        2.30%**       2.76%       3.16%       1.75%
    Gross expenses to average net
      assets#,+............................        2.30%**       2.77%       3.17%       1.84%
    Net investment loss to average net
      assets+..............................       (1.17%)**     (1.55%)     (2.01%)     (0.83%)
    Portfolio turnover rate@...............         153%          152%        144%        165%

  ^ Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.01% (2002) and 3.55% (2001). The gross expense ratios would have been 3.02% (2002) and 3.56% (2001). The net investment loss ratios would have been (1.80%) (2002) and (2.40%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ----------------------------------------------------------
                                                2003        2002        2001        2000        1999        1998
                                             ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value, beginning of period.......   $   3.50    $   4.69    $   5.69    $   7.61    $   7.32    $   6.92
Income from investment operations:
    Net investment income (loss)...........       0.00+       0.00+       0.00+      (0.02)       0.00+       0.71
    Net gains (losses) on securities (both
      realized and unrealized).............       0.50       (1.19)      (1.00)      (1.47)       1.06        0.51
                                              --------    --------    --------    --------    --------    --------
        Total from investment operations...       0.50       (1.19)      (1.00)      (1.49)       1.06        1.22
Less distributions:
    From net investment income.............       0.00        0.00^       0.00        0.00        0.00       (0.11)
    From net realized gains................       0.00        0.00        0.00^      (0.43)      (0.77)      (0.71)
                                              --------    --------    --------    --------    --------    --------
        Total distributions................       0.00        0.00        0.00       (0.43)      (0.77)      (0.82)

Net Asset Value, end of period.............   $   4.00    $   3.50    $   4.69    $   5.69    $   7.61    $   7.32
                                              ========    ========    ========    ========    ========    ========
Total Return/Ratios
    Total return...........................      14.29%     (25.33%)    (17.55%)    (19.57%)     15.03%      17.78%
    Net assets, end of period (000s).......   $210,059    $191,701    $288,752    $385,816    $535,035    $542,307
    Net expenses to average net assets#....       1.20%**      1.08%      1.14%       1.10%       1.12%       1.08%
    Gross expenses to average net
      assets#..............................       1.20%**      1.08%      1.14%       1.12%       1.13%       1.10%
    Net investment income (loss) to average
      net assets...........................      (0.08%)**      0.11%      0.02%     (0.24%)     (0.05%)      1.38%
    Portfolio turnover rate@...............        153%        152%        144%        165%        165%        259%

  + Net investment income (loss) for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 1999 aggregated less than $0.01 on a per share basis.
  ^ Distributions from net investment income for the year ended December 31, 2002 and distributions from net realized gains for the year ended
     December 31, 2001 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS R SHARES
Net Asset Value, beginning of period.......      $ 3.47       $  4.74     $  5.74     $  7.61
Income from investment operations:
    Net investment income (loss)...........        0.02         (0.08)      (0.01)       0.00+
    Net gains (losses) on securities (both
      realized and unrealized).............        0.47         (1.19)      (0.99)      (1.44)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.49         (1.27)      (1.00)      (1.44)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00^      (0.43)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (0.43)

Net Asset Value, end of period.............      $ 3.96       $  3.47     $  4.74     $  5.74
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return...........................       14.12%       (26.79%)    (17.39%)    (18.91%)
    Net assets, end of period (000s).......      $   89       $    57     $    51     $     1
    Net expenses to average net
      assets#,+............................        1.44%**       2.95%       2.72%       0.76%
    Gross expenses to average net
      assets#,+............................        1.45%**       2.95%       2.73%       0.79%
    Net investment income (loss) to average
      net assets+..........................       (0.35%)**     (1.78%)     (1.68%)      0.01%
    Portfolio turnover rate@...............         153%          152%        144%        165%

  + Net investment income (loss) for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.
  ^ Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company during the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 4.68% (2002) and 82.22% (2001). The gross expense ratios would have been 4.68% (2002) and 82.23% (2001). The net investment loss ratios would have been (3.51%) (2002) and (81.18)%
     (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS T SHARES
Net Asset Value, beginning of period.......      $ 3.39       $  4.60     $  5.68     $  7.61
Income from investment operations:
    Net investment loss....................       (0.02)        (0.30)      (0.09)      (0.01)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.48         (0.91)      (0.99)      (1.49)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.46         (1.21)      (1.08)      (1.50)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00^      (0.43)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (0.43)

Net Asset Value, end of period.............      $ 3.85       $  3.39     $  4.60     $  5.68
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................       13.57%       (26.30%)    (18.99%)    (19.69%)
    Net assets, end of period (000s).......      $   37       $    33     $   127     $    82
    Net expenses to average net
      assets#,+............................        2.25%**       2.46%       3.13%       1.25%
    Gross expenses to average net
      assets#,+............................        2.25%**       2.47%       3.14%       1.28%
    Net investment loss to average net
      assets+..............................       (1.13%)**     (1.29%)     (1.96%)     (0.40%)
    Portfolio turnover rate@...............         153%          152%        144%        165%

  ^ Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.70% (2002) and 6.31% (2001). The gross expense ratios would have been 3.71% (2002) and 6.32% (2001). The net investment loss ratios would have been (2.53%) (2002) and (5.14%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth and Income Fund (the "Fund"). The Fund offers
Class A, Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
million of net assets, 0.55% of the next $250 million of net assets, and 0.50% of net assets in excess of $750 million.
  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $48,158 and $107,055, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $21,807 and $34,527, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Transfer agency fees paid to DTI during the six months ended June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................    $       829
Class B.....................................................    $     1,939
Class C.....................................................    $       356
Class R.....................................................    $       196
Class T.....................................................    $       152

  Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.
  DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $80,236 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $  545
Class B.................................     $3,574            $1,191
Class C.................................     $  640            $  213
Class T.................................     $   43            $   43

  During the six months ended June 30, 2003, DSC retained $1,183 and $8 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $9,628 of contingent deferred sales charges relating to redemptions of Class B shares.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities,

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $868. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Undistributed Ordinary Income...............................  $    160,354
Accumulated Capital Losses..................................  $129,641,572
Post-October Capital Loss Deferral..........................  $          0
Post-October Currency Loss Deferral.........................  $          0
Federal Tax Cost............................................  $203,468,272
Gross Tax Appreciation of Investments.......................  $ 14,934,129
Gross Tax Depreciation of Investments.......................  $ (8,977,969)
Net Tax Appreciation........................................  $  5,956,160

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                            SIX MONTHS                             YEAR
                                              ENDED                               ENDED
                                             6/30/03                             12/31/02
                                ----------------------------------  ----------------------------------
                                    SHARES            AMOUNT            SHARES            AMOUNT
                                ---------------  -----------------  ---------------  -----------------
CLASS A
      Sold....................           37,145  $         140,503           71,858  $         288,084
      Dividends or
        Distributions
        Reinvested............                0  $               0                0  $               0
      Redeemed................           (8,049) $         (31,061)         (56,813) $        (213,898)
      NET INCREASE............           29,096  $         109,442           15,045  $          74,186
CLASS B
      Sold....................           22,342  $          81,289           42,856  $         174,005
      Dividends or
        Distributions
        Reinvested............                0  $               0                0  $               0
      Redeemed................          (59,970) $        (205,837)         (92,065) $        (347,946)
      NET DECREASE............          (37,628) $        (124,548)         (49,209) $        (173,941)
CLASS C
      Sold....................            8,909  $          33,097           29,530  $         112,098
      Dividends or
        Distributions
        Reinvested............                0  $               0                0  $               0
      Redeemed................          (23,810) $         (82,932)         (33,351) $        (131,469)
      NET DECREASE............          (14,901) $         (49,835)          (3,821) $         (19,371)
CLASS F
      Sold....................          541,846  $       1,992,208        1,166,742  $       4,906,800
      Dividends or
        Distributions
        Reinvested............                0  $               0           27,018  $          94,563
      Redeemed................       (2,825,116) $     (10,299,158)      (7,977,540) $     (32,490,968)
      NET DECREASE............       (2,283,270) $      (8,306,950)      (6,783,780) $     (27,489,605)
CLASS R
      Sold....................           21,704  $          78,664           26,221  $         110,661
      Dividends or
        Distributions
        Reinvested............                0  $               0                0  $               0
      Redeemed................          (15,432) $         (56,472)         (20,676) $         (68,521)
      NET INCREASE............            6,272  $          22,192            5,545  $          42,140
CLASS T
      Sold....................              443  $           1,580            1,045  $           4,157
      Dividends or
        Distributions
        Reinvested............                0  $               0                0  $               0
      Redeemed................             (489) $          (1,889)         (18,930) $         (65,015)
      NET DECREASE............              (46) $            (309)         (17,885) $         (60,858)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                      This page intentionally left blank.

DREYFUS FOUNDERS
GROWTH AND INCOME FUND
P.O. Box 55360
Boston, MA  02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
2930 East Third Avenue
Denver, CO  80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY  10166

This report is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus, which contains more complete information including charges, expenses, and share classes. Please read the prospectus carefully before you invest or send money. Date of first use: August 28, 2003

     Dreyfus Service Corporation, Distributor. (C) 2003 Founders Asset Management LLC.

                                                                     A-636-GI-03

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
INTERNATIONAL EQUITY FUND
INVESTMENT UPDATE
JUNE 30, 2003

[DREYFUS FOUNDERS FUNDS LOGO]

TABLE OF CONTENTS

Management Overview                       3
Statement of Investments                 10
Statement of Assets and Liabilities      16
Statement of Operations                  18
Statements of Changes in Net Assets      19
Financial Highlights                     20
Notes to Financial Statements            26

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

     Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-8 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE]
[PHOTO OF DANIEL B. LEVAN]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, AND DANIEL B. LEVAN, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX MONTHS ENDED JUNE 30?

The markets have seen a strong rebound during the first half of 2003. During the period, the Dreyfus Founders International Equity Fund underperformed the 10.25% return posted by its benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Index. The Fund, due to its focus on companies with sustainable and quality earnings growth, was not exposed to the lower quality, weaker credit companies which performed remarkably well during the period.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUNDS PERFORMANCE DURING THE PERIOD?

The market experienced two distinct environments during the half, which separated neatly into calendar quarters. The first quarter was plagued by the uncertainty over a potential war in Iraq as well as the onset of Severe Acute Respiratory Syndrome (SARS) in Asia. Both factors weighed heavily upon already stressed domestic and foreign equity markets. However, by the opening of the second quarter, expectations for an economic

[SIDENOTE]

"UPON OUR MOVE INTO THE FUND'S MANAGEMENT POSITION, CHANGES THAT WE IMPLEMENTED HAD A POSITIVE EFFECT ON THE FUND'S PERFORMANCE FOR THE REPORTING PERIOD."

PERFORMANCE HIGHLIGHTS

- Markets worldwide experienced a mid-period boom for the half-year ended June 30, 2003 despite initial war and international health concerns.

- Compelling growth opportunities were found in the healthcare and consumer staples sectors.

- Falling returns for French, Japanese and Swiss holdings dampened overall performance.

- Despite future economic uncertainty, the Fund continues to search for companies capable of delivering both revenue and earnings growth at reasonable valuations.

recovery and improving investor confidence helped advance performance, more than offsetting the declines experienced in the first quarter. The market remained, at the end of the period, on solid ground, posting substantial year-to-date returns.

WHAT CHANGES WERE MADE TO THE FUND AFTER YOU TOOK THE HELM IN MARCH?

Upon our move into the Fund's management position, three major changes in particular were perhaps the most influential. First, we sold sixty-five percent of previously-held companies, while at the same time increased the number of holdings in the Fund from 56 to 117 by the end of March. Second, we reduced the weighted average price-to-earnings ratio from 14 to 12 times, and increased the weighted average earnings growth from 9% to 13%. Finally, the weighted average market capitalization decreased from $38.8 billion to $25.3 billion. These adjustments proved to have a positive effect on Fund performance.

WHAT FACTORS POSITIVELY CONTRIBUTED TO THE FUNDS PERFORMANCE DURING THE SIX-MONTH PERIOD?

Fund performance was driven by strong stock selection in the healthcare and consumer staples sectors. In addition, good stock selection in the United Kingdom and Italy boosted the Fund's performance relative to the benchmark.

     One of the largest positive contributors to the Fund's performance was from Canadian-based BIOVAIL CORPORATION, which posted a 78% return for the first half of the year. Biovail's strong performance was due in part to positive development news the company released concerning several drugs currently in their pipeline.

     Another global leader, which was a major positive contributor to the Fund, was German software company SAP AG. A multinational company with a leading position in the enterprise software business, SAP reported strong first quarter numbers in the beginning of April. This increase in performance was attributable to its license business exceeding expectations, as well as positive growth in U.S. markets. The company was also able to reduce costs significantly, which helped expand its operating margins.

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

1.  Vodafone Group PLC (United Kingdom; VOD)                  3.14%
2.  SAP AG (Germany; SAP)                                     2.31%
3.  BP PLC (United Kingdom; BP)                               2.28%
4.  HBOS PLC (United Kingdom; HBOS)                           2.14%
5.  Novartis AG (Switzerland; NOV)                            1.94%
6.  Royal Bank of Scotland Group PLC (United Kingdom; RBS)    1.94%
7.  Canon, Inc. (Japan; 7751)                                 1.58%
8.  Orange SA (France; OGE)                                   1.52%
9.  Takeda Chemical Industries Limited (Japan; 4502)          1.50%
10. GlaxoSmithKline PLC (United Kingdom; GSK)                 1.47%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

WHAT WERE THE LARGEST HINDRANCES TO THE FUNDS PERFORMANCE?

Disappointments in a few major holdings and weak stock selection in underperforming markets hampered Fund performance. For example,

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders International Equity Fund on its inception date of 12/29/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to fee waivers and expense limitations. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The MSCI World ex U.S. Index is an average of the performance of selected securities listed on the stock exchanges of Europe, Canada, Australia, New Zealand, and the Far East. The performance data for the MSCI World ex U.S. Index is from December 31, 1995 through June 30, 2003. Total return figures for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

some of our positions in the information technology and financials sectors, including India's Satyam Computer Services Limited and Britain's Amvescap PLC, were detrimental to the Fund. Both of these holdings were sold once our tenure began.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       0.66%   (16.91%)      --       --     (22.25%)
  Without sales charge            6.82%   (11.87%)      --       --     (20.93%)

CLASS B SHARES (12/31/99)
  With redemption*                2.54%   (16.00%)      --       --     (22.11%)
  Without redemption              6.54%   (12.50%)      --       --     (21.51%)

CLASS C SHARES (12/31/99)
  With redemption**               5.41%   (13.40%)      --       --     (21.57%)
  Without redemption              6.41%   (12.53%)      --       --     (21.57%)

CLASS F SHARES (12/29/95)         7.10%   (11.67%)   (7.75%)    N/A       1.60%

CLASS R SHARES (12/31/99)         7.06%   (11.52%)      --       --     (20.74%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)       2.01%   (15.88%)      --       --     (22.14%)
  Without sales charge            6.86%   (11.89%)      --       --     (21.11%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but does reflect the reinvestment of dividends and capital gain distributions, expense limitations, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

[CHART]

PORTFOLIO COMPOSITION

25.03%  United Kingdom
18.55%  Japan
 7.23%  Germany
 7.02%  France
 6.34%  Switzerland
 5.17%  Canada
 4.30%  Spain
 3.41%  Australia
 3.40%  Cash & Equivalents
19.55%  Other Countries

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

     Additionally, weak stock selection in three major foreign markets in particular--France, Japan and Switzerland--curtailed the efforts of the Fund.

In conclusion, we will remain consistent in our approach to the Fund, relying on our bottom-up research process to seek companies we believe are capable of posting strong future revenue and earnings growth at valuations that make sense. We will continue to look for companies with increasing business momentum and strong underlying growth relative to their valuation.

/s/ Remi J. Browne                     /s/ Daniel B. LeVan

Remi J. Browne, CFA                    Daniel B. LeVan, CFA
Co-Portfolio Manager                   Co-Portfolio Manager

                      This page intentionally left blank.

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMON STOCKS (FOREIGN)-96.6%
AIRLINES-0.5%
          64,600  British Airways (UK)*.............................       $        161,500
                                                                           ----------------
APPLICATION SOFTWARE-2.9%
           7,400  Cognos, Inc. (CA)*................................                198,615
           6,300  SAP AG (GE).......................................                737,942
                                                                           ----------------
                                                                                    936,557
                                                                           ----------------
AUTO PARTS & EQUIPMENT-1.2%
           8,000  Canadian Tire Corporation Limited Class A (CA)....                191,345
          11,000  NOK Corporation (JA)..............................                182,669
                                                                           ----------------
                                                                                    374,014
                                                                           ----------------
AUTOMOBILE MANUFACTURERS-2.4%
          49,000  Nissan Motor Company Limited (JA).................                468,474
           6,700  PSA Peugeot Citroen (FR)..........................                325,459
                                                                           ----------------
                                                                                    793,933
                                                                           ----------------
BIOTECHNOLOGY-0.9%
           2,400  Actelion Limited (SZ)*............................                159,823
             239  Serono SA (SZ)....................................                140,453
                                                                           ----------------
                                                                                    300,276
                                                                           ----------------
BREWERS-1.8%
          30,000  Fraser & Neave Limited (SG).......................                146,508
          23,000  Kirin Brewery Company Limited (JA)................                161,666
          73,100  Lion Nathan Limited (AU)..........................                262,770
                                                                           ----------------
                                                                                    570,944
                                                                           ----------------
BROADCASTING & CABLE TV-0.6%
          64,700  Seven Network Limited (AU)........................                206,106
                                                                           ----------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMERCIAL PRINTING-0.6%
          18,000  Dai Nippon Printing Company Limited (JA)..........       $        190,381
                                                                           ----------------
COMMUNICATIONS EQUIPMENT-1.1%
          12,000  Nokia Oyj (FI)....................................                197,611
          57,300  Nortel Networks Corporation (CA)*.................                153,497
                                                                           ----------------
                                                                                    351,108
                                                                           ----------------
COMPUTER STORAGE & PERIPHERALS-1.1%
           9,100  Logitech International SA (SZ)*...................                341,292
                                                                           ----------------
CONSTRUCTION & ENGINEERING-1.1%
           8,200  ACS, Actividades de Construccion y Servicios SA
                  (SP)..............................................                349,828
                                                                           ----------------
CONSTRUCTION MATERIALS-0.5%
          51,300  Boral Limited (AU)*...............................                174,085
                                                                           ----------------
CONSUMER ELECTRONICS-2.1%
          10,500  Pioneer Corporation (JA)..........................                236,102
          34,000  Sharp Corporation (JA)............................                436,344
                                                                           ----------------
                                                                                    672,446
                                                                           ----------------
CONSUMER FINANCE-0.6%
          36,900  Bradford & Bingley PLC (UK).......................                191,350
                                                                           ----------------
DIVERSIFIED BANKS-14.4%
           8,800  ABN AMRO Holding NV (NE)..........................                168,259
          11,400  Alliance & Leicester PLC (UK).....................                156,139
          26,700  Alpha Bank AE (GR)................................                465,441
          42,000  Anglo Irish Bank Corporation PLC (IE).............                371,383
          95,107  Banca Intesa SPA (IT).............................                304,172
          31,419  Barclays PLC (UK).................................                233,309
           8,807  BNP Paribas SA (FR)...............................                447,531
          52,700  HBOS PLC (UK).....................................                682,230
           5,300  Jyske Bank SA (DE)*...............................                213,799
              52  Mitsubishi Tokyo Financial Group, Inc. (JA).......                235,153
          22,034  Royal Bank of Scotland Group PLC (UK).............                618,116
          14,200  Skandinaviska Enskilda Banken (SW)................                144,574
           2,800  Societe Generale (FR).............................                177,492
          37,083  Standard Chartered PLC (UK).......................                450,381
                                                                           ----------------
                                                                                  4,667,979
                                                                           ----------------
DIVERSIFIED CAPITAL MARKETS-0.6%
           3,770  UBS AG (SZ).......................................                209,723
                                                                           ----------------
DIVERSIFIED CHEMICALS-1.0%
           7,500  BASF AG (GE)......................................                319,103
                                                                           ----------------
DIVERSIFIED METALS & MINING-0.5%
          29,200  BHP Billiton PLC (UK).............................                153,710
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

ELECTRIC UTILITIES-2.7%
           5,000  E.ON AG (GE)......................................       $        256,373
          25,938  Endesa SA (SP)....................................                434,286
           4,500  Fortis, Inc. (CA).................................                195,393
                                                                           ----------------
                                                                                    886,052
                                                                           ----------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.5%
          23,000  Sumitomo Electric Industries Limited (JA).........                167,987
                                                                           ----------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.0%
           1,700  Keyence Corporation (JA)..........................                311,472
                                                                           ----------------
FOOD RETAIL-1.9%
           6,600  Delhaize Group (BE)...............................                200,850
          37,600  J Sainsbury PLC (UK)..............................                157,597
          16,900  Metro, Inc. (CA)..................................                244,396
                                                                           ----------------
                                                                                    602,843
                                                                           ----------------
HEALTHCARE DISTRIBUTORS-0.5%
           7,100  Suzuken Company Limited (JA)......................                168,520
                                                                           ----------------
HEALTHCARE EQUIPMENT-0.7%
           8,100  Getinge AB Class B (SW)...........................                215,025
                                                                           ----------------
HOME FURNISHINGS-0.5%
           5,200  Hunter Douglas NV (NE)............................                173,174
                                                                           ----------------
HOMEBUILDING-0.7%
          33,400  Barratt Developments PLC (UK).....................                238,099
                                                                           ----------------
HOUSEHOLD PRODUCTS-1.1%
          19,550  Reckitt Benckiser PLC (UK)........................                358,739
                                                                           ----------------
HOUSEWARES & SPECIALTIES-0.8%
           6,200  Citizen Electronics Company Limited (JA)..........                270,564
                                                                           ----------------
HYPERMARKETS & SUPER CENTERS-0.5%
           5,600  Metro AG (GE).....................................                178,199
                                                                           ----------------
INDUSTRIAL CONGLOMERATES-2.0%
          16,300  DCC PLC (IE)......................................                219,006
          37,000  Hutchison Whampoa Limited (HK)....................                225,375
          71,000  Keppel Corporation Limited (SG)...................                197,558
                                                                           ----------------
                                                                                    641,939
                                                                           ----------------
INDUSTRIAL MACHINERY-0.5%
           6,100  Saurer AG (SZ)*...................................                166,630
                                                                           ----------------
INTEGRATED OIL & GAS-5.3%
         104,819  BP PLC (UK).......................................                726,901
           1,260  OMV AG (AT).......................................                151,379
          21,800  Repsol YPF SA (SP)................................                353,486
          50,450  Shell Transport & Trading Company PLC (UK)........                333,003
             978  Total SA (FR).....................................                147,801
                                                                           ----------------
                                                                                  1,712,570
                                                                           ----------------


-------------------------------------------------------------------------------------------
SHARES                                                                       MARKET VALUE

INTEGRATED TELECOMMUNICATION SERVICES-6.8%
         117,800  BT Group PLC (UK).................................       $        396,068
          11,100  Deutsche Telekom AG (GE)*.........................                169,024
          41,700  Koninklijke NV (NE)*..............................                295,463
           9,600  NetCom AB Class B (SW)*...........................                356,781
              74  Nippon Telegraph & Telephone Corporation (JA).....                290,269
          11,200  TDC AS Class B (DE)...............................                334,956
          84,000  TeliaSonera AB (SW)...............................                348,387
                                                                           ----------------
                                                                                  2,190,948
                                                                           ----------------
IT CONSULTING & OTHER SERVICES-1.1%
          10,300  Cap Gemini SA (FR)................................                365,728
                                                                           ----------------
LEISURE PRODUCTS-0.5%
           4,400  Bandai Company Limited (JA).......................                167,828
                                                                           ----------------
OFFICE ELECTRONICS-1.6%
          11,000  Canon, Inc. (JA)..................................                504,768
                                                                           ----------------
OIL & GAS DRILLING-0.7%
          30,000  Saipem SPA (IT)...................................                224,621
                                                                           ----------------
OIL & GAS EQUIPMENT & SERVICES-0.7%
          13,400  ProSafe ASA (NW)*.................................                243,184
                                                                           ----------------
OIL & GAS EXPLORATION & PRODUCTION-1.4%
          34,800  Cairn Energy PLC (UK)*............................                175,723
           8,600  Penn West Petroleum Limited (CA)*.................                275,316
                                                                           ----------------
                                                                                    451,039
                                                                           ----------------
PACKAGED FOODS & MEATS-1.8%
          19,000  Nisshin Seifun Group, Inc. (JA)...................                134,974
         117,900  Parmalat Finaziaria SPA (IT)......................                370,976
          11,100  Viscofan SA (SP)..................................                 86,424
                                                                           ----------------
                                                                                    592,374
                                                                           ----------------
PHARMACEUTICALS-10.7%
           4,520  Altana AG (GE)....................................                282,889
           7,750  AstraZeneca Group PLC (UK)........................                310,767
           4,368  Biovail Corporation (CA)*.........................                205,558
          38,100  Galen Holdings PLC (UK)...........................                327,245
          23,218  GlaxoSmithKline PLC (UK)..........................                468,574
          15,659  Novartis AG (SZ)..................................                619,655
          10,000  Ono Pharmaceuticals Company Limited (JA)..........                309,806
           5,575  Sanofi-Synthelabo SA (FR).........................                326,510
          23,000  Shire Pharmaceuticals Group PLC (UK)*.............                151,815
          13,000  Takeda Chemical Industries Limited (JA)...........                479,617
                                                                           ----------------
                                                                                  3,482,436
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

PRECIOUS METALS & MINERALS-0.6%
          17,600  ThyssenKrupp AG (GE)..............................       $        201,709
                                                                           ----------------
PROPERTY & CASUALTY INSURANCE-2.1%
          17,700  Kingsway Financial Services, Inc. (CA)*...........                212,978
          74,000  QBE Insurance Group Limited (AU)..................                462,531
                                                                           ----------------
                                                                                    675,509
                                                                           ----------------
PUBLISHING-0.6%
          26,200  Johnston Press PLC (UK)...........................                187,261
                                                                           ----------------
REAL ESTATE INVESTMENT TRUSTS-0.7%
             100  Sumitomo Mitsui Financial Group, Inc. (JA)........                218,197
                                                                           ----------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-4.0%
          54,600  Cheung Kong (Holdings) Limited (CN)...............                328,380
         196,000  Henderson Investment Limited (HK).................                188,507
          22,119  Inmobiliaria Urbis SA (SP)........................                170,439
          14,800  Land Securities PLC (UK)..........................                190,861
          26,000  Mitsui Fudosan Company Limited (JA)...............                166,080
           4,000  Wereldhave NV (NE)................................                251,493
                                                                           ----------------
                                                                                  1,295,760
                                                                           ----------------
SEMICONDUCTORS-0.8%
          13,300  Micronas Semiconductor Holding AG (SZ)*...........                268,062
                                                                           ----------------
SOFT DRINKS-0.5%
          10,800  Kirin Beverage Corporation (JA)...................                162,259
                                                                           ----------------
SPECIALTY CHEMICALS-0.5%
           2,500  Ciba Specialty Chemicals AG (SZ)*.................                151,347
                                                                           ----------------
THRIFTS & MORTGAGE FINANCE-1.4%
          37,700  Northern Rock PLC (UK)............................                443,566
                                                                           ----------------
TIRES & RUBBER-0.6%
           9,400  Continental AG (GE)...............................                197,327
                                                                           ----------------
TRADING COMPANIES & DISTRIBUTORS-1.0%
          45,000  Mitsubishi Corporation (JA).......................                312,180
                                                                           ----------------
TRUCKING-0.5%
          28,000  Seino Transportation Company Limited (JA).........                160,200
                                                                           ----------------
WIRELESS TELECOMMUNICATION SERVICES-5.4%
              72  KDDI Corporation (JA).............................                278,826
          54,600  Orange SA (FR)*...................................                484,678
         511,775  Vodafone Group PLC (UK)...........................              1,000,750
                                                                           ----------------
                                                                                  1,764,254
                                                                           ----------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$27,143,355)..................................................             31,316,705
                                                                           ----------------


-------------------------------------------------------------------------------------------
                                                                              AMORTIZED
PRINCIPAL AMOUNT                                                                 COST

CORPORATE SHORT-TERM NOTES-1.2%
OTHER DIVERSIFIED FINANCIAL SERVICES-1.2%
$        400,000  Merrill Lynch & Company
                  1.30% 7/1/03......................................       $        400,000
                                                                           ----------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$400,000)...........................................                400,000
                                                                           ----------------
TOTAL INVESTMENTS-97.8%
(TOTAL COST-$27,543,355)............................................             31,716,705
OTHER ASSETS AND LIABILITIES-2.2%...................................                702,534
                                                                           ----------------
NET ASSETS-100.0%...................................................       $     32,419,239
                                                                           ================

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $ 27,543,355
                                                    ------------
Investment securities, at market..................    31,716,705
Cash..............................................       180,164
Foreign currency (cost $216,826)..................       216,830
Receivables:
  Investment securities sold......................       549,662
  Capital shares sold.............................       191,187
  Dividends.......................................        34,469
  From adviser....................................        46,098
  From transfer agent.............................           536
Other assets......................................        45,436
                                                    ------------
    Total Assets..................................    32,981,087
                                                    ------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................       454,099
  Capital shares redeemed.........................        22,532
  Advisory fees...................................        20,697
  Shareholder servicing fees......................         7,000
  Accounting fees.................................         2,760
  Distribution fees...............................         3,928
  Custodian fees..................................         7,654
  Other...........................................        43,178
                                                    ------------
    Total Liabilities.............................       561,848
                                                    ------------
Net Assets........................................  $ 32,419,239
                                                    ============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $ 70,032,858
Undistributed net investment income...............       308,062
Accumulated net realized loss from security
  transactions (net of foreign taxes on Indian
  investments of $59,078).........................   (42,099,998)
Net unrealized appreciation on investments and
  foreign currency translation....................     4,178,317
                                                    ------------
    Total.........................................  $ 32,419,239
                                                    ============

Net Assets--Class A...............................  $ 18,287,338
Shares Outstanding--Class A.......................     2,379,764
Net Asset Value, Redemption Price Per Share.......  $       7.68
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $       8.15

Net Assets--Class B...............................  $  1,936,884
Shares Outstanding--Class B.......................       258,617
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       7.49

Net Assets--Class C...............................  $    473,309
Shares Outstanding--Class C.......................        63,323
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       7.47

Net Assets--Class F...............................  $  8,787,567
Shares Outstanding--Class F.......................     1,143,192
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       7.69

Net Assets--Class R...............................  $  2,791,266
Shares Outstanding--Class R.......................       361,028
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       7.73

Net Assets--Class T...............................  $    142,875
Shares Outstanding--Class T.......................        18,726
Net Asset Value, Redemption Price Per Share.......  $       7.63
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $       7.99

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $    594,834
  Interest........................................        11,119
  Foreign taxes withheld..........................       (64,720)
                                                    ------------
    Total Investment Income.......................       541,233
                                                    ------------

EXPENSES:
  Advisory fees--Note 2...........................       156,510
  Shareholder servicing fees--Note 2..............        40,752
  Accounting fees--Note 2.........................        15,651
  Distribution fees--Note 2.......................        19,956
  Transfer agency fees--Note 2....................        57,732
  Registration fees...............................        29,736
  Postage and mailing expenses....................         2,397
  Custodian fees and expenses--Note 2.............        45,923
  Printing expenses...............................        17,634
  Legal and audit fees............................         3,410
  Directors' fees and expenses--Note 2............         3,898
  Other expenses..................................        12,047
                                                    ------------
    Total Expenses................................       405,646
    Earnings Credits..............................          (788)
    Reimbursed/Waived Expenses....................      (179,449)
    Expense Offset to Broker Commissions..........           (70)
                                                    ------------
    Net Expenses..................................       225,339
                                                    ------------
  Net Investment Income...........................       315,894
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security transactions (net of foreign taxes on
  Indian investments of $59,078)..................    (7,630,570)
  Foreign currency transactions...................         2,604
                                                    ------------
    Net Realized Loss.............................    (7,627,966)
Net Change in Unrealized Appreciation/Depreciation
of Investments and Foreign Currency Translation...     9,561,006
                                                    ------------
Net Realized and Unrealized Gain..................     1,933,040
                                                    ------------
Net Increase in Net Assets Resulting from
Operations........................................  $  2,248,934
                                                    ============

Purchases of long-term securities.................  $ 32,918,506
Proceeds from sales of long-term securities.......  $ 35,137,920

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            6/30/03       12/31/02
                                          ------------  ------------
OPERATIONS
Net Investment Income...................  $   315,894   $     32,165
Net Realized Loss.......................   (7,627,966)    (5,583,604)
Net Change in Unrealized
  Appreciation/Depreciation.............    9,561,006     (8,376,964)
                                          -----------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    2,248,934    (13,928,403)
                                          -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From Net Investment Income
  Class A...............................            0        (32,238)
  Class F...............................            0        (15,146)
  Class R...............................            0         (9,276)
                                          -----------   ------------
Net Decrease from Dividends and
  Distributions.........................            0        (56,660)
                                          -----------   ------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................   (1,232,448)    (3,344,747)
  Class B...............................     (375,373)      (592,334)
  Class C...............................      (78,193)      (629,053)
  Class F...............................   (1,133,871)    (3,309,006)
  Class R...............................      140,294     (2,588,838)
  Class T...............................      (49,748)      (102,473)
                                          -----------   ------------
Net Decrease from Capital Share
  Transactions..........................   (2,729,339)   (10,566,451)
                                          -----------   ------------

Net Decrease in Net Assets..............     (480,405)   (24,551,514)

NET ASSETS
  Beginning of period...................  $32,899,644   $ 57,451,158
                                          -----------   ------------
  End of period.........................  $32,419,239   $ 32,899,644
                                          ===========   ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $  7.19      $ 10.03     $ 14.42     $ 19.88
Income from investment
  operations:
    Net investment income
      (loss)..................         0.08         0.01        0.00+      (0.03)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............         0.41        (2.84)      (4.39)      (3.53)
                                    -------      -------     -------     -------
        Total from investment
          operations..........         0.49        (2.83)      (4.39)      (3.56)
Less distributions:
    From net investment
      income..................         0.00        (0.01)       0.00        0.00
    From net realized gains...         0.00         0.00        0.00       (1.90)
                                    -------      -------     -------     -------
        Total distributions...         0.00        (0.01)       0.00       (1.90)

Net Asset Value, end of
  period......................      $  7.68      $  7.19     $ 10.03     $ 14.42
                                    =======      =======     =======     =======
Total Return/Ratios
    Total return*.............         6.82%      (28.19%)    (30.44%)    (17.60%)
    Net assets, end of period
      (000s)..................      $18,287      $18,217     $29,151     $ 4,434
    Net expenses to average
      net assets#,+...........         1.40%**      1.40%       1.44%       1.77%
    Gross expenses to average
      net assets#,+...........         1.41%**      1.40%       1.46%       1.82%
    Net investment income
      (loss) to average net
      assets+.................         2.07%**      0.13%      (0.74%)     (0.36%)
    Portfolio turnover
      rate@...................          133%         220%        213%        184%

  + Net investment loss for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates for the six months ended June 30, 2003 and for the years ended
     December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 2.55% (2003), 2.18% (2002) and 1.76% (2001).
     The gross expense ratios would have been 2.56% (2003), 2.18% (2002) and 1.78% (2001). The net investment income (loss) ratios would have been 0.92%
     (2003), (0.65%) (2002) and (1.06%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS B SHARES
Net Asset Value, beginning of period.......      $ 7.03       $  9.87     $ 14.29     $ 19.88
Income from investment operations:
    Net investment (loss)..................       (0.02)        (0.11)      (0.12)      (0.09)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.48         (2.73)      (4.30)      (3.60)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.46         (2.84)      (4.42)      (3.69)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00       (1.90)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (1.90)

Net Asset Value, end of period.............      $ 7.49       $  7.03     $  9.87     $ 14.29
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        6.54%       (28.77%)    (30.93%)    (18.27%)
    Net assets, end of period (000s).......      $1,937       $ 2,201     $ 3,786     $ 5,129
    Net expenses to average net
      assets#,+............................        2.15%**       2.15%       2.26%       2.52%
    Gross expenses to average net
      assets#,+............................        2.16%**       2.16%       2.28%       2.57%
    Net investment income (loss) to average
      net assets+..........................        1.29%**      (0.61%)     (1.03%)     (1.18%)
    Portfolio turnover rate@...............         133%          220%        213%        184%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates for the six months ended June 30, 2003 and for the years ended
     December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.33% (2003), 2.90% (2002) and 2.65%.
     (2001). The gross expense ratios would have been 3.34% (2003), 2.91% (2002) and 2.67% (2001). The net investment income (loss) ratios would have been 0.11% (2003), (1.36%) (2002) and (1.42%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS C SHARES
Net Asset Value, beginning of period.......      $ 7.02       $  9.86     $ 14.27     $ 19.88
Income from investment operations:
    Net investment (loss)..................       (0.06)        (0.29)      (0.16)      (0.07)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.51         (2.55)      (4.25)      (3.64)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.45         (2.84)      (4.41)      (3.71)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00       (1.90)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (1.90)

Net Asset Value, end of period.............      $ 7.47       $  7.02     $  9.86     $ 14.27
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        6.41%       (28.80%)    (30.90%)    (18.37%)
    Net assets, end of period (000s).......      $  473       $   532     $ 1,429     $ 2,635
    Net expenses to average net
      assets#,+............................        2.15%**       2.15%       2.26%       2.50%
    Gross expenses to average net
      assets#,+............................        2.16%**       2.16%       2.29%       2.55%
    Net investment income (loss) to average
      net assets+..........................        1.30%**      (0.63%)     (0.99%)     (1.18%)
    Portfolio turnover rate@...............         133%          220%        213%        184%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates for the six months ended June 30, 2003 and for the years ended
     December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.31% (2003), 3.10% (2002) and 2.83% (2001).
     The gross expense ratios would have been 3.32% (2003), 3.11% (2002) and 2.85% (2001). The net investment income (loss) ratios would have been 0.14%
     (2003), (1.58%) (2002) and (1.56%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ----------------------------------------------------------
                                                2003        2002        2001        2000        1999        1998
                                             ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value, beginning of period.......    $ 7.18     $ 10.03     $  14.40    $  19.87    $ 14.03     $ 12.05
Income from investment operations:
    Net investment income (loss)...........      0.04       (0.05)       (0.07)      (0.08)     (0.05)       0.03
    Net gains (losses) on securities (both
      realized and unrealized).............      0.47       (2.79)       (4.30)      (3.49)      8.07        2.02
                                               ------     -------     --------    --------    -------     -------
        Total from investment operations...      0.51       (2.84)       (4.37)      (3.57)      8.02        2.05
Less distributions:
    From net investment income.............      0.00       (0.01)        0.00        0.00       0.00        0.00
    From net realized gains................      0.00        0.00         0.00       (1.90)     (2.18)      (0.07)
                                               ------     -------     --------    --------    -------     -------
        Total distributions................      0.00       (0.01)        0.00       (1.90)     (2.18)      (0.07)

Net Asset Value, end of period.............    $ 7.69     $  7.18     $  10.03    $  14.40    $ 19.87     $ 14.03
                                               ======     =======     ========    ========    =======     =======
Total Return/Ratios
    Total return...........................      7.10%     (28.30%)     (30.35%)    (17.65%)    58.71%      17.01%
    Net assets, end of period (000s).......    $8,788     $ 9,321     $ 16,640    $ 30,040    $35,607     $18,938
    Net expenses to average net
      assets#,+............................      1.40%**     1.40%        1.52%       1.80%      1.80%       1.80%
    Gross expenses to average net
      assets#,+............................      1.41%**     1.40%        1.55%       1.84%      1.82%       1.83%
    Net investment income (loss) to average
      net assets+..........................      2.03%**     0.12%       (0.26%)     (0.55%)    (0.36%)      0.02%
    Portfolio turnover rate@...............       133%        220%         213%        184%       205%        148%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates. Had these fees not been reimbursed, the net expense ratios would have been 2.59% (2003), 2.13% (2002), 1.96% (2001), 1.91% (2000), 1.97% (1999), and
     1.89% (1998). The gross expense ratios would have been 2.60% (2003), 2.13%
     (2002), 1.99% (2001), 1.95% (2000), 1.99% (1999), and 1.92% (1998). The net
     investment income (loss) ratios would have been 0.84% (2003), (0.61%)
     (2002), (0.70%) (2001), (0.66%) (2000), (0.53%) (1999), and (0.07%) (1998).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS R SHARES
Net Asset Value, beginning of period.......      $ 7.22       $ 10.08     $ 14.45     $ 19.88
Income from investment operations:
    Net investment income (loss)...........        0.08          0.02       0.00+       (0.01)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.43         (2.85)      (4.37)      (3.52)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.51         (2.83)      (4.37)      (3.53)
Less distributions:
    From net investment income.............        0.00         (0.03)       0.00        0.00
    From net realized gains................        0.00          0.00        0.00       (1.90)
                                                 ------       -------     -------     -------
        Total distributions................        0.00         (0.03)       0.00       (1.90)

Net Asset Value, end of period.............      $ 7.73       $  7.22     $ 10.08     $ 14.45
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return...........................        7.06%       (28.10%)    (30.24%)    (17.45%)
    Net assets, end of period (000s).......      $2,791       $ 2,470     $ 6,102     $ 2,716
    Net expenses to average net
      assets#,+............................        1.15%**       1.15%       1.26%       1.53%
    Gross expenses to average net
      assets#,+............................        1.15%**       1.16%       1.28%       1.63%
    Net investment income (loss) to average
      net assets+..........................        2.31%**       0.27%      (0.04%)     (0.40%)
    Portfolio turnover rate@...............         133%          220%        213%        184%

  + Net investment loss for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates for the six months ended June 30, 2003 and for the years ended
     December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 2.02% (2003), 1.70% (2002) and 1.55% (2001).
     The gross expense ratios would have been 2.02% (2003), 1.71% (2002) and 1.57% (2001). The net investment income (loss) ratios would have been 1.44%
     (2003), (0.28%) (2002) and (0.33%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS T SHARES
Net Asset Value, beginning of period.......      $ 7.14       $  9.97     $ 14.37     $ 19.88
Income from investment operations:
    Net investment income (loss)...........        0.04         (0.10)      (0.09)      (0.06)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.45         (2.73)      (4.31)      (3.55)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.49         (2.83)      (4.40)      (3.61)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00       (1.90)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (1.90)

Net Asset Value, end of period.............      $ 7.63       $  7.14     $  9.97     $ 14.37
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        6.86%       (28.39%)    (30.62%)    (17.85%)
    Net assets, end of period (000s).......      $  143       $   158     $   343     $   654
    Net expenses to average net
      assets#,+............................        1.65%**       1.65%       1.77%       1.98%
    Gross expenses to average net
      assets#,+............................        1.66%**       1.65%       1.80%       2.03%
    Net investment income (loss) to average
      net assets+..........................        1.72%**      (0.12%)     (0.53%)     (0.70%)
    Portfolio turnover rate@...............         133%          220%        213%        184%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates for the six months ended June 30, 2003 and for the years ended
     December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.21% (2003), 4.00% (2002) and 2.83% (2001).
     The gross expense ratios would have been 3.22% (2003), 4.00% (2002) and 2.86% (2001). The net investment income (loss) ratios would have been 0.16%
     (2003), (2.47%) (2002) and (1.59%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders International Equity Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally invests a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2003 for settling foreign trades is listed on the Statement of Assets and Liabilities.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.
  Founders has agreed to waive a portion of its management fee and to limit the total expenses of the Fund. Founders agreed to waive that portion of its management fee that exceeds 0.75% of the Fund's average net assets and to limit the annual expenses of the Fund (net of credits received from the Fund's custodian) to 1.40% for Class A and Class F shares, 2.15% for Class B and
Class C shares, 1.15% for Class R shares, and 1.65% for Class T shares. These reductions are made pursuant to a permanent contractual commitment. For the six months ended June 30, 2003, $172,177 was reimbursed to the Fund by Founders pursuant to this provision.
  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $4,772 and $10,586, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $1,694 and $3,228, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................    $    38,346
Class B.....................................................    $     4,634
Class C.....................................................    $     1,030
Class R.....................................................    $     1,760
Class T.....................................................    $       674

  Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.
  DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $10,659 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

  Distribution and Shareholder Servicing fees paid to DSC by the Fund's Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $22,140
Class B.................................     $7,319            $ 2,440
Class C.................................     $1,746            $   582
Class T.................................     $  232            $   232

  During the six months ended June 30, 2003, DSC retained $16,358 and $6 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $13,847 and $189 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $7,272. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The utilization of acquired losses may be limited under federal tax laws. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2007 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Undistributed Ordinary Income...............................  $     51,376
Accumulated Capital Losses..................................  $ 32,278,870
Post-October Capital Loss Deferral..........................  $  1,940,686
Post-October Currency Loss Deferral.........................  $          0
Federal Tax Cost............................................  $ 27,650,900
Gross Tax Appreciation of Investments.......................  $  4,511,981
Gross Tax Depreciation of Investments.......................  $   (446,176)
Net Tax Appreciation........................................  $  4,065,805

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                         SIX MONTHS                     YEAR
                                           ENDED                       ENDED
                                          6/30/03                     12/31/02
                                ----------------------------  ------------------------
                                  SHARES         AMOUNT         SHARES       AMOUNT
                                ----------  ----------------  ----------  ------------
CLASS A
      Sold....................     582,061  $      4,176,010   4,149,772  $ 34,712,760
      Dividends or
        Distributions
        Reinvested............           0  $              0       4,234  $     30,237
      Redeemed................    (737,546) $     (5,408,458) (4,523,803) $(38,087,744)
      NET DECREASE............    (155,485) $     (1,232,448)   (369,797) $ (3,344,747)
CLASS B
      Sold....................      59,952  $        405,324     144,790  $  1,041,200
      Dividends or
        Distributions
        Reinvested............           0  $              0           0  $          0
      Redeemed................    (114,438) $       (780,697)   (215,227) $ (1,633,534)
      NET DECREASE............     (54,486) $       (375,373)    (70,437) $   (592,334)
CLASS C
      Sold....................     145,298  $        967,094      27,418  $    241,026
      Dividends or
        Distributions
        Reinvested............           0  $              0           0  $          0
      Redeemed................    (157,841) $     (1,045,287)    (96,541) $   (870,079)
      NET DECREASE............     (12,543) $        (78,193)    (69,123) $   (629,053)
CLASS F
      Sold....................   1,111,552  $      7,908,835   1,879,837  $ 15,539,534
      Dividends or
        Distributions
        Reinvested............           0  $              0       1,997  $     14,235
      Redeemed................  (1,266,578) $     (9,042,706) (2,242,842) $(18,862,775)
      NET DECREASE............    (155,026) $     (1,133,871)   (361,008) $ (3,309,006)
CLASS R
      Sold....................      85,542  $        602,075     280,113  $  2,397,887
      Dividends or
        Distributions
        Reinvested............           0  $              0       1,130  $      8,099
      Redeemed................     (66,477) $       (461,781)   (544,644) $ (4,994,824)
      NET INCREASE
        (DECREASE)............      19,065  $        140,294    (263,401) $ (2,588,838)
CLASS T
      Sold....................      97,416  $        651,194         291  $      2,419
      Dividends or
        Distributions
        Reinvested............           0  $              0           0  $          0
      Redeemed................    (100,835) $       (700,942)    (12,536) $   (104,892)
      NET DECREASE............      (3,419) $        (49,748)    (12,245) $   (102,473)

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

DREYFUS FOUNDERS
INTERNATIONAL EQUITY FUND
P.O. Box 55360
Boston, MA  02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
2930 East Third Avenue
Denver, CO  80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY  10166

This report is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus, which contains more complete information including charges, expenses, and share classes. Please read the prospectus carefully before you invest or send money. Date of first use:
August 28, 2003

    Dreyfus Service Corporation, Distributor. (C) 2003 Founders Asset Management LLC.

                                                                     A-636-IE-03

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
MID-CAP GROWTH FUND

INVESTMENT UPDATE

JUNE 30, 2003

[DREYFUS FOUNDERS FUNDS LOGO]

TABLE OF CONTENTS

Management Overview                       3
Statement of Investments                 10
Statement of Assets and Liabilities      15
Statement of Operations                  17
Statements of Changes in Net Assets      18
Financial Highlights                     19
Notes to Financial Statements            25

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? Its a simple, reliable process: when new documents such as this Semiannual Report are available, well send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

The views expressed herein are current to the date of this report. The views and the composition of the Funds portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

         -  NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF KEVIN SONNETT]

A DISCUSSION WITH PORTFOLIO
MANAGER KEVIN SONNETT, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS
BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

Equities faced a difficult market environment during the first part of the period, as a weaker-than-expected economy, coupled with geopolitical uncertainty, resulted in a stall for both consumer and business discretionary spending. However, by mid-March the situation in Iraq began to stabilize, which contributed to a rally in the equity markets that continued throughout the period. In the first six months of the year, the Mid-Cap Growth Fund underperformed its benchmark, the Russell Midcap Growth Index, which posted an 18.74% return in the first half.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUND'S PERFORMANCE?

While it is always difficult to pinpoint the precise drivers of market performance, we can speculate on some contributing factors. The first half of 2003 saw geopolitical uncertainty in Iraq subside, and the market respond with a rally that lasted through the period. Further, after years of disappointing investors, public companies finally began to set realistic revenue and profit expectations. Generally-stable business conditions, aggressive


[SIDENOTE]

"WHILE MUCH OF THE FUND'S GAIN WAS MARKET-DRIVEN, MANY INDIVIDUAL
INVESTMENT DECISIONS CONTRIBUTED TO OVERALL PERFORMANCE."

PERFORMANCE HIGHLIGHTS

- An improving economic environment proved a strong foundation for stocks during the first half of the year.

- The Fund underperformed its benchmark, the Russell Midcap Growth Index, during the first six months of 2003.

- The Fund's weighting in healthcare stocks was roughly comparable to the Index, but many individual holdings performed significantly better than those in the benchmark.

- While most of the Fund's technology holdings performed well during the period, an underweight position, as well as poor performance from a few stocks in this sector, dampened the Funds relative performance.


cost-cutting measures, a weak U.S. dollar and lower interest rates also allowed many companies to meet or beat earnings forecasts. More attractive valuations began to appear, with higher profits and lower stock prices. And, after numerous rate cuts, the Federal Open Market Committee encouraged consumers to borrow and spend, and businesses to invest in new capital equipment, enhancing the case for strong future profits. Moreover, poorly yielding savings alternatives led investors to equities. Lower income tax, capital gain and dividend tax rates also served to make stocks more attractive to investors, compared to other asset classes.

WHAT WERE THE PRIMARY DRIVERS BEHIND
THE FUND'S PERFORMANCE DURING THE PERIOD?

While much of the Fund's gain was market-driven, many individual investment decisions contributed to overall performance. Favorable stock selection in the Fund's healthcare investments, the Fund's largest sector during the period, boosted performance.

     Rising healthcare costs are currently forcing businesses, governments and consumers to grapple with these sometimes double-digit increases. The Fund holds stocks in many companies that provide solutions to rising healthcare costs by developing less expensive systems and products, and providing cheaper yet high-quality health services. Pharmacy Benefit

Managers CAREMARK RX, INC. and EXPRESS SCRIPTS, INC., two such holdings, implement services such as formularies to improve the effectiveness and safety of prescription drug use, while reducing the costs of the overall plan. During the six-month period, Caremark rose 58%, while Express Scripts saw an increase of 42%, both heavily contributing to the Fund's overall performance in this sector.

     Other examples of positive contributors to Fund performance in the healthcare sector include BARR LABORATORIES, INC., and TEVA PHARMACEUTICAL INDUSTRIES LIMITED, which both specialize in the development and marketing of generic drugs. Sales and earnings results and future expectations continued to rise for these companies as many types of pharmaceutical buyers begin choosing less costly but equally effective generic drugs over their branded counterparts.

     Note should also be made to the performance of INTERNATIONAL GAME TECHNOLOGY. The developer and marketer of electronic casino games benefited from the cashless trend in gaming that allows casino operators to create a higher profit from each game played, through reduced downtime and faster play.

     A final notable positive contributor to Fund performance was LENNAR CORPORATION, a homebuilder that is reaping the benefits of record-low mortgage rates and an increase in demand for new housing.

LARGEST EQUITY HOLDINGS (ticker symbol)

1.   Barr Laboratories, Inc. (BRL)                         2.45%
2.   International Game Technology (IGT)                   2.31%
3.   Ross Stores, Inc. (ROST)                              2.30%
4.   CDW Corporation (CDWC)                                2.29%
5.   Caremark Rx, Inc. (CMX)                               2.23%
6.   AutoZone, Inc. (AZO)                                  2.23%
7.   Brinker International, Inc. (EAT)                     2.14%
8.   DENTSPLY International, Inc. (XRAY)                   2.12%
9.   Affiliated Computer Services, Inc. (ACS)              2.12%
10.  Teva Pharmaceutical Industries Limited (TEVA)         2.11%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

WHAT FACTORS HINDERED THE FUND'S PERFORMANCE?

Despite the recent market rally, the Fund's investment style faced a significant headwind in the first half of 2003. Many of the strongest performing equities during the period were companies we consider to be relatively low quality. By low quality, we are referring to companies that, for example, are not profitable or have demonstrated very inconsistent historical results. Companies that produce strong earnings but poor cash flow, or those that have a history of repeated "non-recurring" write-offs,

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Mid-Cap Growth Fund on 6/30/93 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

also fall into this category. Despite these characteristics, stocks of these firms generally performed better than the consistent, truly profitable growth companies we favored during the period. Since the market lows in October of 2002, these lower quality companies enjoyed dramatic rebounds in their stock price and led the market. In some cases, these rebounds were a result of unfairly depressed valuations. In others, increased market confidence in the company's financial viability, or simply investors returning to the big winners of the late 1990s, hoping for another round of out-sized gains, were the impetus for the stock's pricing.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5        10      SINCE
                                  DATE+     YEAR     YEARS     YEARS  INCEPTION
CLASS A SHARES  (12/31/99)
   With sales charge (5.75%)       8.03%   (7.21%)     --       --     (18.54%)
   Without sales charge           14.73%   (1.66%)     --       --     (17.15%)
CLASS B SHARES  (12/31/99)
   With redemption*               10.17%   (5.95%)     --       --     (18.00%)
   Without redemption             14.17%   (2.03%)     --       --     (17.54%)
CLASS C SHARES  (12/31/99)
   With redemption**              13.40%   (3.03%)     --       --     (17.86%)
   Without redemption             14.40%   (2.05%)     --       --     (17.86%)
CLASS F SHARES  (9/8/61)          14.89%   (1.31%)   (8.30%)   2.76%     N/A
CLASS R SHARES  (12/31/99)        14.94%   (0.99%)     --       --     (16.85%)
CLASS T SHARES  (12/31/99)
   With sales charge (4.50%)       9.13%   (7.12%)     --       --     (18.91%)
   Without sales charge           14.34%   (2.71%)     --       --     (17.84%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes. Part of the Fund's year-to-date performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with mid-cap investing, such as limited product lines, less liquidity, and small market share.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

     Many of these lower quality companies are in the technology and telecommunications sectors, as well as biotechnology and internet retail areas, and accounted for more than half of the Index's return during the six-month timeframe. While almost 20% of the Fund was invested in technology during the period, our tendency to invest in high-quality companies with strong cash flows and high returns on investments often steers us away from the lower quality companies in these industries. In addition, we believe many of these lower quality stocks are pricing in unrealistic expectations, and we remain disciplined to our bottom-up investment strategy of searching for companies with the strongest secular profit growth potential at reasonable valuations.

     Although several of the Fund's technology holdings performed well on an absolute basis, an underweight position in technology and telecommunications, as well as poor performance from some stock selections in these areas, dampened the Fund's performance relative to the Index. For example, Tech Data Corporation, a distributor of technology-related products, faced aggressive pricing among its main competitors, as well as vendors who are attempting to sell directly to end


PORTFOLIO COMPOSITION

23.49%   Healthcare
22.79%   Consumer Discretionary
19.42%   Information Technology
13.23%   Industrials
 8.83%   Financials
 4.54%   Energy
 2.24%   Consumer Staples
 2.15%   Materials
 0.37%   Telecommunications Services
 2.94%   Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

customers. Due to these factors, Tech Data posted disappointing financial performance and the stock suffered as a result, posting a 1% loss during the period.

     Our investment in Cephalon, Inc., a biotech company with products that treat narcolepsy and reduce pain, was also a hindrance to Fund performance, falling 15.7% over the period. Sales of the company's leading daytime sleepiness drug, Provigal, fell short of expectations leading to weaker-than-expected profits.

     The Fund's cash position, which averaged around 3% during the period, created an additional impediment to increased performance as compared to the fully invested Index.

     Stock performance in the Fund's consumer discretionary sector also lagged the benchmark. Darden Restaurants, Inc., one such weak performing holding in the sector, was forced to lower its full-year forecast after sub-par performance by its key concept restaurants, Red Lobster and Olive Garden.

     Finally, the Fund was overweight the industrials sector during the period, as many attractive companies had been identified and added to this area. Unfortunately, the holdings did not perform well compared to the strong gains of other sectors during first six months of the year, as investors instead displayed their preference for riskier beneficiaries of a better economy.

As we prepare for the next six-month period, our strategy for the Fund remains consistent. We will continue to search one-by-one for great mid-cap companies with strong, secular profit opportunities. We will also place an emphasis on management quality, businesses with high returns and significant competitive advantages, strong free cash flow and reasonable valuations.

/s/ Kevin Sonnett

Kevin Sonnett, CFA
Portfolio Manager

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

COMMON STOCKS (DOMESTIC)-92.2%
AEROSPACE & DEFENSE-0.6%
          10,875  General Dynamics Corporation......................  $     788,438
                                                                      -------------
AIR FREIGHT & LOGISTICS-1.5%
          21,750  C.H. Robinson Worldwide, Inc......................        773,430
          36,043  Expeditors International of Washington, Inc.......      1,248,530
                                                                      -------------
                                                                          2,021,960
                                                                      -------------
APPAREL RETAIL-2.3%
          72,547  Ross Stores, Inc..................................      3,100,659
                                                                      -------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.3%
           8,000  Coach, Inc.*......................................        397,920
                                                                      -------------
APPLICATION SOFTWARE-3.8%
          91,300  BEA Systems, Inc.*................................        991,518
         167,400  Cadence Design Systems, Inc.*.....................      2,018,844
          22,675  Mercury Interactive Corporation*..................        875,482
          43,365  Reynolds and Reynolds Company.....................      1,238,504
                                                                      -------------
                                                                          5,124,348
                                                                      -------------
ASSET MANAGEMENT & CUSTODY BANKS-3.2%
          59,300  Federated Investors, Inc. Class B.................      1,626,006
          85,800  SEI Investments Company...........................      2,745,600
                                                                      -------------
                                                                          4,371,606
                                                                      -------------
BIOTECHNOLOGY-0.9%
          21,075  Gilead Sciences, Inc.*............................      1,171,349
                                                                      -------------
BROADCASTING & CABLE TV-1.3%
          74,525  Cox Radio, Inc. Class A*..........................      1,722,273
                                                                      -------------
BUILDING PRODUCTS-1.5%
          81,875  Masco Corporation.................................      1,952,719
                                                                      -------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CI  Channel Islands
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

CASINOS & GAMING-2.3%
          30,500  International Game Technology*....................  $   3,121,065
                                                                      -------------
COMMUNICATIONS EQUIPMENT-1.4%
          62,975  NetScreen Technologies, Inc.*.....................      1,420,086
          36,450  Polycom, Inc.*....................................        505,197
                                                                      -------------
                                                                          1,925,283
                                                                      -------------
COMPUTER & ELECTRONICS RETAIL-0.5%
          15,650  Best Buy Company, Inc.*...........................        687,348
                                                                      -------------
COMPUTER STORAGE & PERIPHERALS-1.3%
          37,200  QLogic Corporation*...............................      1,797,876
                                                                      -------------
CONSUMER ELECTRONICS-1.1%
          19,175  Harman International Industries, Inc..............      1,517,510
                                                                      -------------
DATA PROCESSING & OUTSOURCED SERVICES-5.1%
          62,660  Affiliated Computer Services, Inc. Class A*.......      2,865,442
          72,050  BISYS Group, Inc.*................................      1,323,559
          76,750  Fiserv, Inc.*.....................................      2,733,068
                                                                      -------------
                                                                          6,922,069
                                                                      -------------
DIVERSIFIED BANKS-0.6%
          19,975  TCF Financial Corporation.........................        795,804
                                                                      -------------
DIVERSIFIED COMMERCIAL SERVICES-2.2%
          88,589  ARAMARK Corporation Class B*......................      1,986,165
          26,600  Cintas Corporation................................        942,704
                                                                      -------------
                                                                          2,928,869
                                                                      -------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.8%
          18,175  National Instruments*.............................        686,652
          14,500  Waters Corporation*...............................        422,385
                                                                      -------------
                                                                          1,109,037
                                                                      -------------
ELECTRONIC MANUFACTURING SERVICES-0.5%
          23,650  Molex, Inc........................................        638,314
                                                                      -------------
ENVIRONMENTAL SERVICES-0.9%
          52,925  Republic Services, Inc.*..........................      1,199,810
                                                                      -------------
FOOD DISTRIBUTORS-1.7%
          77,925  Sysco Corporation.................................      2,340,867
                                                                      -------------
FOOD RETAIL-0.5%
          33,650  Safeway, Inc.*....................................        688,479
                                                                      -------------
GENERAL MERCHANDISE STORES-1.7%
          73,625  Dollar Tree Stores, Inc.*.........................      2,336,121
                                                                      -------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

HEALTHCARE DISTRIBUTORS-2.8%
          24,275  AmerisourceBergen Corporation.....................  $   1,683,471
          44,825  Patterson Dental Company*.........................      2,034,159
                                                                      -------------
                                                                          3,717,630
                                                                      -------------
HEALTHCARE EQUIPMENT-5.7%
          49,875  Biomet, Inc.......................................      1,429,418
          36,775  Boston Scientific Corporation*....................      2,246,953
          70,112  DENTSPLY International, Inc.......................      2,867,581
          18,825  St. Jude Medical, Inc.*...........................      1,082,438
                                                                      -------------
                                                                          7,626,390
                                                                      -------------
HEALTHCARE SERVICES-4.1%
         117,375  Caremark Rx, Inc.*................................      3,014,190
          37,800  Express Scripts, Inc. Class A*....................      2,582,496
                                                                      -------------
                                                                          5,596,686
                                                                      -------------
HOME FURNISHINGS-1.5%
          50,025  Leggett & Platt, Inc..............................      1,025,513
          18,275  Mohawk Industries, Inc.*..........................      1,014,811
                                                                      -------------
                                                                          2,040,324
                                                                      -------------
HOMEBUILDING-1.0%
          18,450  Lennar Corporation................................      1,319,175
                                                                      -------------
HOTELS, RESORTS & CRUISE LINES-0.8%
          86,450  Hilton Hotels Corporation.........................      1,105,696
                                                                      -------------
INDUSTRIAL CONGLOMERATES-1.8%
          35,830  Danaher Corporation...............................      2,438,232
                                                                      -------------
INDUSTRIAL GASES-1.0%
          21,350  Praxair, Inc......................................      1,283,135
                                                                      -------------
INDUSTRIAL MACHINERY-1.6%
          33,095  ITT Industries, Inc...............................      2,166,399
                                                                      -------------
LEISURE FACILITIES-1.0%
          58,975  Royal Caribbean Cruises Limited...................      1,365,861
                                                                      -------------
LEISURE PRODUCTS-0.6%
          12,125  Polaris Industries, Inc...........................        744,475
                                                                      -------------
MANAGED HEALTHCARE-3.8%
          27,125  Anthem, Inc.*.....................................      2,092,694
          13,050  PacifiCare Health Systems, Inc.*..................        643,757
          27,575  WellPoint Health Networks, Inc.*..................      2,324,573
                                                                      -------------
                                                                          5,061,024
                                                                      -------------
METAL & GLASS CONTAINERS-1.2%
          35,600  Ball Corporation..................................      1,620,156
                                                                      -------------


-----------------------------------------------------------------------------------
SHARES                                                                MARKET VALUE

OIL & GAS EQUIPMENT & SERVICES-3.0%
          55,700  BJ Services Company*..............................  $   2,080,952
          54,600  Smith International, Inc.*........................      2,006,004
                                                                      -------------
                                                                          4,086,956
                                                                      -------------
OIL & GAS EXPLORATION & PRODUCTION-1.5%
          31,426  Apache Corporation................................      2,044,576
                                                                      -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.6%
          40,250  Ambac Financial Group, Inc........................      2,666,563
          64,500  Friedman, Billings, Ramsey Group, Inc.............        864,300
                                                                      -------------
                                                                          3,530,863
                                                                      -------------
PHARMACEUTICALS-4.2%
          50,450  Barr Laboratories, Inc.*..........................      3,304,475
          43,600  Forest Laboratories, Inc.*........................      2,387,100
                                                                      -------------
                                                                          5,691,575
                                                                      -------------
PUBLISHING-4.0%
           7,800  E.W. Scripps Company..............................        692,016
          52,625  Getty Images, Inc.*...............................      2,173,413
          21,925  McClatchy Company.................................      1,263,319
          27,975  New York Times Company............................      1,272,863
                                                                      -------------
                                                                          5,401,611
                                                                      -------------
RESTAURANTS-2.1%
          80,200  Brinker International, Inc.*......................      2,888,804
                                                                      -------------
SEMICONDUCTORS-0.8%
          33,350  National Semiconductor Corporation*...............        657,662
          30,650  Semtech Corporation*..............................        436,456
                                                                      -------------
                                                                          1,094,118
                                                                      -------------
SPECIALIZED FINANCE-1.0%
          25,350  Moody's Corporation...............................      1,336,199
                                                                      -------------
SPECIALTY STORES-2.2%
          39,675  AutoZone, Inc.*...................................      3,014,110
                                                                      -------------
SYSTEMS SOFTWARE-1.0%
          20,600  Adobe Systems, Inc................................        660,642
          32,100  Macrovision Corporation*..........................        639,432
                                                                      -------------
                                                                          1,300,074
                                                                      -------------
TECHNOLOGY DISTRIBUTORS-2.3%
          67,375  CDW Corporation*..................................      3,085,775
                                                                      -------------
THRIFTS & MORTGAGE FINANCE-1.0%
          48,031  New York Community Bancorp, Inc...................      1,397,222
                                                                      -------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS-1.7%
          38,775  Fastenal Company..................................  $   1,316,024
          21,660  W.W. Grainger, Inc................................      1,012,822
                                                                      -------------
                                                                          2,328,846
                                                                      -------------
TRUCKING-1.5%
          53,650  J.B. Hunt Transport Services, Inc.*...............      2,025,288
                                                                      -------------
WIRELESS TELECOMMUNICATION SERVICES-0.4%
          27,425  Nextel Communications, Inc.*......................        495,844
                                                                      -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST-$108,349,456).................................................    124,466,768
                                                                      -------------
COMMON STOCKS (FOREIGN)-4.9%
APPLICATION SOFTWARE-0.5%
          29,800  Amdocs Limited (CI)*..............................        715,200
                                                                      -------------
IT CONSULTING & OTHER SERVICES-1.4%
         101,750  Accenture Limited Class A ADR (BD)*...............      1,840,658
                                                                      -------------
PHARMACEUTICALS-2.1%
          50,000  Teva Pharmaceutical Industries Limited Sponsored
                  ADR (IS)..........................................      2,846,500
                                                                      -------------
SYSTEMS SOFTWARE-0.5%
          33,700  Check Point Software Technologies Limited (IS)*...        658,820
                                                                      -------------
THRIFTS & MORTGAGE FINANCE-0.4%
          10,800  Doral Financial Corporation (PU)..................        482,220
                                                                      -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$4,815,654)...................................................      6,543,398
                                                                      -------------

PRINCIPAL AMOUNT                                                      AMORTIZED COST

-------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-7.6%
OTHER DIVERSIFIED FINANCIAL SERVICES-2.2%
$      3,000,000  Merrill Lynch & Company
                  1.30% 7/1/03......................................   $   3,000,000
                                                                       -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$3,000,000).........................................       3,000,000
                                                                       -------------
TOTAL INVESTMENTS-99.3%
(TOTAL COST-$116,165,110)...........................................     134,010,166
OTHER ASSETS AND LIABILITIES-0.7%...................................         962,634
                                                                       -------------
NET ASSETS-100.0%...................................................   $ 134,972,800
                                                                       =============

*  NON-INCOME PRODUCING.

  SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................    $ 116,165,110
                                                      -------------
Investment securities, at market..................      134,010,166
Cash..............................................          419,521
Receivables:
  Investment securities sold......................        3,004,594
  Capital shares sold.............................           14,066
  Dividends.......................................           49,883
  From transfer agent.............................              131
Other assets......................................           11,095
                                                      -------------
    Total Assets..................................      137,509,456
                                                      -------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................        2,204,839
  Capital shares redeemed.........................           23,295
  Advisory fees...................................           89,409
  Shareholder servicing fees......................           15,078
  Accounting fees.................................            6,660
  Distribution fees...............................           22,568
  Custodian fees..................................            1,083
  Other...........................................          173,724
                                                      -------------
    Total Liabilities.............................        2,536,656
                                                      -------------
Net Assets........................................    $ 134,972,800
                                                      =============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........    $ 217,697,660
Accumulated net investment loss...................         (630,031)
Accumulated net realized loss from security
  transactions....................................      (99,939,885)
Net unrealized appreciation on investments........       17,845,056
                                                      -------------
    Total.........................................    $ 134,972,800
                                                      =============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (UNAUDITED) (CONTINUED)

Net Assets--Class A...............................  $    518,024
Shares Outstanding--Class A.......................       174,779
Net Asset Value, Redemption Price Per Share.......  $       2.96
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $       3.14

Net Assets--Class B...............................  $  1,134,677
Shares Outstanding--Class B.......................       391,454
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       2.90

Net Assets--Class C...............................  $    319,544
Shares Outstanding--Class C.......................       111,871
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       2.86

Net Assets--Class F...............................  $132,865,970
Shares Outstanding--Class F.......................    44,103,890
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       3.01

Net Assets--Class R...............................  $    104,639
Shares Outstanding--Class R.......................        34,931
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       3.00

Net Assets--Class T...............................  $     29,946
Shares Outstanding--Class T.......................        10,441
Net Asset Value, Redemption Price Per Share.......  $       2.87
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $       3.01

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $    267,283
  Interest........................................        23,083
  Foreign taxes withheld..........................        (1,325)
                                                    ------------
    Total Investment Income.......................       289,041
                                                    ------------
EXPENSES:
  Advisory fees--Note 2...........................       457,385
  Shareholder servicing fees--Note 2..............        97,036
  Accounting fees--Note 2.........................        33,615
  Distribution fees--Note 2.......................       142,488
  Transfer agency fees--Note 2....................        61,266
  Registration fees...............................        37,485
  Postage and mailing expenses....................        14,396
  Custodian fees and expenses--Note 2.............         6,498
  Printing expenses...............................        21,266
  Legal and audit fees............................        13,028
  Directors' fees and expenses--Note 2............        13,820
  Other expenses..................................        27,007
                                                    ------------
    Total Expenses................................       925,290
    Earnings Credits..............................        (1,062)
    Reimbursed/Waived Expenses....................        (1,161)
    Expense Offset to Broker Commissions..........        (3,995)
                                                    ------------
    Net Expenses..................................       919,072
                                                    ------------
  Net Investment Loss.............................      (630,031)
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on Security Transactions........     3,442,901
Net Change in Unrealized Appreciation of
Investments.......................................    16,785,289
                                                    ------------
  Net Realized and Unrealized Gain................    20,228,190
                                                    ------------
Net Increase in Net Assets Resulting from
Operations........................................  $ 19,598,159
                                                    ============

Purchases of long-term securities.................  $117,395,730
Proceeds from sales of long-term securities.......  $ 95,837,901

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            6/30/03       12/31/02
                                          ------------  ------------
OPERATIONS
Net Investment Loss.....................  $   (630,031) $ (1,349,450)
Net Realized Gain (Loss) on Security
  Transactions..........................     3,442,901   (27,913,342)
Net Realized Gain from Foreign Currency
  Transactions..........................             0           264
Net Change in Unrealized
  Appreciation/Depreciation.............    16,785,289    (1,680,486)
                                          ------------  ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    19,598,159   (30,943,014)
                                          ------------  ------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................       (24,964)       66,609
  Class B...............................        31,260       150,527
  Class C...............................         5,051        (6,389)
  Class F...............................    23,555,986       620,840
  Class R...............................        13,949        57,755
  Class T...............................         6,710         6,135
                                          ------------  ------------
Net Increase from Capital Share
  Transactions..........................    23,587,992       895,477
                                          ------------  ------------

Net Increase (Decrease) in Net Assets...    43,186,151   (30,047,537)

NET ASSETS
  Beginning of period...................  $ 91,786,649  $121,834,186
                                          ------------  ------------
  End of period.........................  $134,972,800  $ 91,786,649
                                          ============  ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $ 2.58       $  3.44     $  4.38     $  8.68
Income from investment
  operations:
    Net investment loss.......       (0.03)        (0.04)      (0.06)      (0.02)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        0.41         (0.82)      (0.88)      (2.05)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        0.38         (0.86)      (0.94)      (2.07)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (2.23)
                                    ------       -------     -------     -------
        Total distributions...        0.00          0.00        0.00       (2.23)

Net Asset Value, end of
  period......................      $ 2.96       $  2.58     $  3.44     $  4.38
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       14.73%       (25.00%)    (21.46%)    (23.40%)
    Net assets, end of period
      (000s)..................      $  518       $   476     $   538     $   625
    Net expenses to average
      net assets#.............        2.01%**       2.15%       2.46%       1.25%
    Gross expenses to average
      net assets#.............        2.01%**       2.15%       2.47%       1.29%
    Net investment loss to
      average net assets......       (1.50%)**     (1.81%)     (1.93%)     (0.74%)
    Portfolio turnover
      rate@...................         227%          216%        214%        226%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS B SHARES
Net Asset Value, beginning of
  period......................      $ 2.54       $  3.39     $  4.32     $  8.68
Income from investment
  operations:
    Net investment loss.......       (0.02)        (0.05)      (0.05)      (0.04)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        0.38         (0.80)      (0.88)      (2.09)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        0.36         (0.85)      (0.93)      (2.13)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (2.23)
                                    ------       -------     -------     -------
        Total distributions...        0.00          0.00        0.00       (2.23)

Net Asset Value, end of
  period......................      $ 2.90       $  2.54     $  3.39     $  4.32
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       14.17%       (25.07%)    (21.53%)    (24.14%)
    Net assets, end of period
      (000s)..................      $1,135       $   969     $ 1,138     $ 1,047
    Net expenses to average
      net assets#.............        2.79%**       2.67%       2.58%       1.99%
    Gross expenses to average
      net assets#.............        2.80%**       2.68%       2.59%       2.04%
    Net investment loss to
      average net assets......       (2.29%)**     (2.33%)     (2.06%)     (1.47%)
    Portfolio turnover
      rate@...................         227%          216%        214%        226%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS C SHARES
Net Asset Value, beginning of period.......      $ 2.50       $  3.36     $  4.32     $  8.68
Income from investment operations:
    Net investment loss....................       (0.02)        (0.08)      (0.08)      (0.04)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.38         (0.78)      (0.88)      (2.09)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.36         (0.86)      (0.96)      (2.13)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00       (2.23)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (2.23)

Net Asset Value, end of period.............      $ 2.86       $  2.50     $  3.36     $  4.32
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................       14.40%       (25.60%)    (22.22%)    (24.14%)
    Net assets, end of period (000s).......      $  320       $   274     $   380     $   422
    Net expenses to average net
      assets#,+............................        2.67%**       2.98%       3.93%       2.00%
    Gross expenses to average net
      assets#,+............................        2.68%**       2.99%       3.94%       2.04%
    Net investment loss to average net
      assets+..............................       (2.17%)**     (2.65%)     (3.41%)     (1.46%)
    Portfolio turnover rate@...............         227%          216%        214%        226%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.03% (2002) and 4.24% (2001). The gross expense ratios would have been 3.04% (2002) and 4.25% (2001). The net investment loss ratios would have been (2.70%) (2002) and (3.72%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ----------------------------------------------------------
                                                2003        2002        2001        2000        1999        1998
                                             ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value, beginning of period.......   $   2.62    $  3.47     $   4.36    $   8.68    $   7.44    $   7.72
Income from investment operations:
    Net investment income (loss)...........       0.04      (0.04)       (0.05)      (0.03)      (0.08)      (0.03)
    Net gains (losses) on securities (both
      realized and unrealized).............       0.35      (0.81)       (0.84)      (2.06)       3.12       (0.11)
                                              --------    -------     --------    --------    --------    --------
        Total from investment operations...       0.39      (0.85)       (0.89)      (2.09)       3.04       (0.14)
Less distributions:
    From net investment income.............       0.00       0.00         0.00        0.00        0.00^       0.00^
    From net realized gains................       0.00       0.00         0.00       (2.23)      (1.80)      (0.14)
                                              --------    -------     --------    --------    --------    --------
        Total distributions................       0.00       0.00         0.00       (2.23)      (1.80)      (0.14)

Net Asset Value, end of period.............   $   3.01    $  2.62     $   3.47    $   4.36    $   8.68    $   7.44
                                              ========    =======     ========    ========    ========    ========
Total Return/Ratios
    Total return...........................      14.89%    (24.50%)     (20.41%)    (23.69%)     42.27%      (1.73%)
    Net assets, end of period (000s).......   $132,866    $89,970     $119,708    $166,365    $253,385    $252,855
    Net expenses to average net assets#....       1.63%**     1.56%       1.37%       1.36%       1.40%       1.33%
    Gross expenses to average net
      assets#..............................       1.63%**     1.56%       1.39%       1.39%       1.42%       1.35%
    Net investment loss to average net
      assets...............................      (1.11%)**    (1.22%)     (0.84%)     (0.92%)     (0.98%)     (0.39%)
    Portfolio turnover rate@...............        227%       216%         214%        226%        186%        152%

  ^ Distributions from net investment income for the years ended December 31, 1999 and 1998 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS R SHARES
Net Asset Value, beginning of period.......      $  2.61      $  3.48     $  4.39     $  8.68
Income from investment operations:
    Net investment income (loss)...........        (0.01)       (0.04)       0.01       (0.03)
    Net gains (losses) on securities (both
      realized and unrealized).............         0.40        (0.83)      (0.92)      (2.03)
                                                 -------      -------     -------     -------
        Total from investment operations...         0.39        (0.87)      (0.91)      (2.06)
Less distributions:
    From net investment income.............         0.00         0.00        0.00        0.00
    From net realized gains................         0.00         0.00        0.00       (2.23)
                                                 -------      -------     -------     -------
        Total distributions................         0.00         0.00        0.00       (2.23)

Net Asset Value, end of period.............      $  3.00      $  2.61     $  3.48     $  4.39
                                                 =======      =======     =======     =======
Total Return/Ratios
    Total return...........................        14.94%      (25.00%)    (20.73%)    (23.28%)
    Net assets, end of period (000s).......      $   105      $    77     $    49     $     7
    Net expenses to average net
      assets#,+............................         1.73%**      1.97%       2.89%       1.00%
    Gross expenses to average net
      assets#,+............................         1.73%**      1.97%       2.91%       1.03%
    Net investment loss to average net
      assets+..............................        (1.22%)**    (1.63%)     (2.40%)     (0.55%)
    Portfolio turnover rate@...............          227%         216%        214%        226%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.49% (2002) and 57.53% (2001). The gross expense ratios would have been 3.49% (2002) and 57.54% (2001). The net investment loss ratios would have been (3.15%) (2002) and (57.04%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS T SHARES
Net Asset Value, beginning of
  period......................      $ 2.51       $  3.39     $  4.35     $  8.68
Income from investment
  operations:
    Net investment income
      (loss)..................        0.02         (0.06)      (0.11)      (0.02)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        0.34         (0.82)      (0.85)      (2.08)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        0.36         (0.88)      (0.96)      (2.10)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (2.23)
                                    ------       -------     -------     -------
        Total distributions...        0.00          0.00        0.00       (2.23)

Net Asset Value, end of
  period......................      $ 2.87       $  2.51     $  3.39     $  4.35
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       14.34%       (25.96%)    (22.07%)    (23.80%)
    Net assets, end of period
      (000s)..................      $   30       $    20     $    20     $    29
    Net expenses to average
      net assets#,+...........        2.88%**       3.63%       3.11%       1.50%
    Gross expenses to average
      net assets#,+...........        2.89%**       3.64%       3.13%       1.55%
    Net investment loss to
      average net assets+.....       (2.37%)**     (3.29%)     (2.57%)     (0.98%)
    Portfolio turnover
      rate@...................         227%          216%        214%        226%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 10.29% (2002) and 28.89% (2001). The gross expense ratios would have been 10.30% (2002) and 28.91% (2001). The net investment loss ratios would have been (9.95%) (2002) and (28.35%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Mid-Cap Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions areaccounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions of Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1% of the first $30 million of net assets, 0.75% of the next $270 million

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
of net assets, 0.70% of the next $200 million of net assets, and 0.65% of net assets in excess of $500 million.
  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $29,442 and $65,407, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $11,652 and $23,773, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................    $     1,495
Class B.....................................................    $     3,195
Class C.....................................................    $       766
Class R.....................................................    $       251
Class T.....................................................    $       137

  Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.
  DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $137,773 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C, shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $  597
Class B.................................     $3,624            $1,208
Class C.................................     $1,064            $  355
Class T.................................     $   27            $   27

  During the six months ended June 30, 2003, DSC retained $203 and $341 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $2,864 of contingent deferred sales charges relating to redemptions of Class B shares.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $1,161. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.
  For the six months ended June 30, 2003, Founders reimbursed the Fund for certain trading errors, the amounts of which were insignificant.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses..................................  $ 99,490,663
Post-October Capital Loss Deferral..........................  $          0
Post-October Currency Loss Deferral.........................  $          0
Federal Tax Cost............................................  $117,109,994
Gross Tax Appreciation of Investments.......................  $ 17,183,567
Gross Tax Depreciation of Investments.......................  $   (283,395)
Net Tax Appreciation........................................  $ 16,900,172

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 500 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                            SIX MONTHS                             YEAR
                                              ENDED                                ENDED
                                             6/30/03                             12/31/02
                                ----------------------------------  -----------------------------------
                                    SHARES            AMOUNT             SHARES            AMOUNT
                                ---------------  -----------------  ----------------  -----------------
CLASS A
      Sold....................           19,786  $          52,019           282,153  $         757,701
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................          (29,382) $         (76,983)         (254,287) $        (691,092)
      NET INCREASE
        (DECREASE)............           (9,596) $         (24,964)           27,866  $          66,609
CLASS B
      Sold....................           40,400  $         111,473           156,797  $         474,952
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................          (30,946) $         (80,213)         (110,190) $        (324,425)
      NET INCREASE............            9,454  $          31,260            46,607  $         150,527
CLASS C
      Sold....................           21,990  $          58,231            29,342  $          92,484
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................          (19,664) $         (53,180)          (32,951) $         (98,873)
      NET INCREASE
        (DECREASE)............            2,326  $           5,051            (3,609) $          (6,389)
CLASS F
      Sold....................       14,690,270  $      36,283,172        15,890,407  $      45,272,617
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................       (4,910,975) $     (12,727,186)      (16,090,739) $     (44,651,777)
      NET INCREASE
        (DECREASE)............        9,779,295  $      23,555,986          (200,332) $         620,840
CLASS R
      Sold....................            8,633  $          23,507            41,636  $         135,210
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................           (3,403) $          (9,558)          (26,128) $         (77,455)
      NET INCREASE............            5,230  $          13,949            15,508  $          57,755
CLASS T
      Sold....................            2,448  $           6,710             4,300  $          13,887
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................               (0) $              (0)           (2,324) $          (7,752)
      NET INCREASE............            2,448  $           6,710             1,976  $           6,135

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

DREYFUS FOUNDERS
MID-CAP GROWTH FUND
P.O. Box 55360
Boston, MA  02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
2930 East Third Avenue
Denver, CO  80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY  10166

This report is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus, which contains more complete information including charges, expenses, and share classes. Please read the prospectus carefully before you invest or send money. Date of first use: August 28, 2003

     Dreyfus Service Corporation, Distributor. (C)2003 Founders Asset Management LLC.

                                                                     A-636-MC-03

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
PASSPORT FUND
INVESTMENT UPDATE
JUNE 30, 2003

[DREYFUS FOUNDERS FUNDS LOGO]

TABLE OF CONTENTS

Management Overview                      3
Statement of Investments                10
Statement of Assets and Liabilities     19
Statement of Operations                 21
Statements of Changes in Net Assets     22
Financial Highlights                    23
Notes to Financial Statements           29

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF TRACY STOUFFER, CFA]



A DISCUSSION WITH PORTFOLIO
MANAGER TRACY STOUFFER, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE SIX MONTHS ENDED JUNE 30?

The global markets had their best performance in four and a half years.
In an environment of diminishing geopolitical uncertainty and accelerating global liquidity, many industries were able to aggressively cut costs, restructure and consolidate. This paved the way for an earnings recovery and higher equity valuations for many small-cap stocks worldwide.

     The Dreyfus Founders Passport Fund was able to capitalize on these convalescing markets. The Fund's performance(1) was competitive with its small-cap benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index, which returned 21.57% during the period. The Fund outperformed the MSCI World ex U.S. Index, which returned 10.25%. This relative outperformance of the latter benchmark was due mostly to the benchmark's constituents of larger capitalization stocks, which as a whole did not produce the returns international small-cap stocks saw during the period.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"WE INCREASED THE FUND'S WEIGHTING IN JAPAN TO THE LEVEL OF OUR SMALL-CAP BENCHMARK TO TAKE ADVANTAGE OF BOTH THE MACRO AND MICRO VIRTUES OF THE JAPANESE MARKET."

PERFORMANCE HIGHLIGHTS

- Despite continued volatility and lackluster economic conditions leading up to the war in Iraq, stocks began to rally as the fighting subsided and investors turned their attention back to the prospects for the global economy.

- Small-capitalization stocks generally outperformed large-cap stocks in many international markets.

- The Fund benefited from strong performing stock selections in the consumer staples sector.

- The outbreak of SARS hindered returns in Asian markets.

- Our strategy remains the same. We will continue to seek opportunities outside the U.S. for new technologies, restructuring companies and unit volume growth stocks.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUND'S PERFORMANCE DURING THE
PERIOD?

A cloud of uncertainty hovered over the international stock markets during the first quarter of 2003 while the United States and the United Kingdom prepared for war in Iraq. Corporate spending remained sluggish, and several industries continued to struggle with excess inventories and high debt burdens. Consumer spending fared slightly better.

However, as the conflict in Iraq moved toward resolution, investors worldwide began to regain confidence and to anticipate a much hoped for second-half recovery. By mid-March, markets were recovering in North America, Europe and Latin America. Many Asian markets initially lagged due to the outbreak of Severe Acute Respiratory Syndrome (SARS), but rebounded by the end of April.

     On a more specific level, many investors were reassured that a series of tax cuts implemented by President Bush would help boost chances of a domestic recovery, which they believed could, in turn, benefit the global economic picture. The implementation of a further domestic interest rate cut in June was aimed at encouraging borrowing and providing insurance against deflationary pressure. Additionally, the European Central Bank eased rates by another 50 basis points to encourage its economic jumpstart as well. All of these factors helped contribute to a significant second quarter gain in most world equity markets, the largest quarterly gain since 1998.

WHAT FACTORS POSITIVELY CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE PERIOD?

Our research approach led us to uncover many strong performers across various countries and market sectors. For instance, we saw a compelling global theme emerge during the period. A number of Internet companies began exhibiting signs of both strong growth and profitability due to either the filling of a niche market, or performing what are fast becoming necessary public services. The Fund purchased shares in several Internet service companies in Europe and Asia, which performed well during the period. We were perhaps most pleased with the Fund's second largest holding, lastminute.com PLC, a website in the United Kingdom that

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

1.  Puma AG Rudolf Dassler Sport (Germany; PUM)           1.97%
2.  lastminute.com PLC (United Kingdom; LMC)              1.52%
3.  Kenwood Corporation (Japan; 6765)                     1.49%
4.  Italian-Thai Development PCL (Thailand; ITD.F)        1.31%
5.  Golar LNG Limited (United Kingdom; GOL)               1.20%
6.  First Engineering Limited (Singapore; FEN)            1.13%
7.  SSL International PLC (United Kingdom; SSL)           1.11%
8.  CoolBrands International, Inc. (Canada; COB.A)        1.11%
9.  Nachi-Fujikoshi Corporation (Japan; 6474)             1.10%
10. Ayala Land, Inc. (Philippines; ALI)                   1.09%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

offers consumers last minute opportunities for travel and entertainment. In its short existence, lastminute.com has established a powerful brand name and created a niche market. Last year the stock was the best performing stock on the FTSE 350 Index, climbing 240%. This year, the stock continued to climb by an additional 69% as of June 30, 2003.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Passport Fund on its inception date of 11/16/93 to a $10,000 investment made in an unmanaged securities index. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The MSCI World ex U.S. Index is an average of the performance of selected securities listed on the stock exchanges of Europe, Canada, Australia, New Zealand, and the Far East. The performance data for the MSCI World ex U.S. Index is from November 30, 1993 through June 30, 2003. Total return figures for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     In the consumer discretionary sector, PUMA AG RUDOLF DASSLER SPORT, the German-based footwear and apparel manufacturer, contributed favorable results to the Fund due to its continued strong performance. Puma has remained a very popular brand among trendsetters for quite some time. It was also the Fund's largest holding at the end of the period.

     The Fund also took advantage of opportunities in the telecommunications service sector, an industry that appears to be stabilizing due to a tremendous amount of cost cutting and consolidation.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       15.51%  (6.64%)       --        --    (19.56%)
  Without sales charge            22.60%  (0.99%)       --        --    (18.18%)

CLASS B SHARES (12/31/99)
  With redemption*                18.01%  (5.84%)       --        --    (19.44%)
  Without redemption              22.01%  (1.92%)       --        --    (18.83%)

CLASS C SHARES (12/31/99)
  With redemption**               21.07%  (2.81%)       --        --    (18.87%)
  Without redemption              22.07%  (1.83%)       --        --    (18.87%)

CLASS F SHARES (11/16/93)         22.63%  (0.89%)    (3.22%)     N/A      4.27%

CLASS R SHARES (12/31/99)         22.74%  (2.52%)       --        --    (18.95%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)       16.75%  (6.15%)       --        --    (20.09%)
  Without sales charge            22.24%  (1.74%)       --        --    (19.03%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limitations, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investments such as limited product lines, less liquidity, and small market share. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

     The Fund was also positively impacted by its exposure to emerging markets. As of June 30, 2003, about 20% of the Fund's holdings were in emerging markets. Our ability to invest in such markets boosted the Fund's overall performance, as these markets experienced an exceptional first half.

     Changes in currency exchange rates also contributed positively to the Fund's performance during the reporting period, with most major world currencies gaining against the dollar.

     On a relative basis, the Fund's holdings in the United Kingdom were the largest contributor to the Funds performance versus the MSCI World ex U.S. Small Cap Index.

     Finally, we increased the Fund's weighting in Japan to the level of our small-cap benchmark to take advantage of both the macro and micro virtues of the Japanese market. On the macro front, Japan is exiting a 13-year period of deflation. Unemployment is falling, jobs are being

[CHART]

PORTFOLIO COMPOSITION

28.27%  Japan
15.80%  United Kingdom
 8.21%  Thailand
 6.25%  Germany
 6.10%  Canada
 4.73%  France
 4.37%  South Korea
 3.41%  Singapore
 3.11%  Cash & Equivalents
19.75%  Other Countries

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.


The Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index is an average of the performance of selected foreign small-capitalization securities. Total return figures assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund.

created, and households are spending. On a micro level, companies have restructured, paid down debt and moved production to low-cost countries. Much of the media focus has been on the large-cap sector in Japan, which still faces many challenges because many of its constituents are distressed banks and large companies involved in the onerous task of unwinding cross-share holdings. Meanwhile, their small-cap counterparts have few of these ills and outperformed during the period.

WHAT FACTORS NEGATIVELY IMPACTED THE FUND'S PERFORMANCE?

A slight detractor to the Fund's performance was the SARS epidemic in Asia. The Fund avoided industries and regions most likely to be affected by the outbreak. However, some stocks in Hong Kong and Taiwan were still portfolio holdings at the onset of the SARS outbreak. Sectors sensitive to the effects of a travel advisory to the Asian region, such as airlines, sold off at the onset.

     Additionally, bad timing on some technology purchases hindered performance.

As we prepare for the final six months of 2003, we remain consistent in our investment strategy and process. We will continue to use our growth-focused investment research process in seeking out small-capitalization international companies with strong growth potential.

/s/ Tracy Stouffer

Tracy Stouffer, CFA
Portfolio Manager

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMON STOCKS (FOREIGN)-96.8%
ADVERTISING-1.9%
       1,462,150  Incepta Group PLC (UK)............................       $        373,982
           6,850  Ipsos (FR)*.......................................                425,175
         281,575  Taylor Nelson Sofres PLC (UK).....................                780,604
                                                                           ----------------
                                                                                  1,579,761
                                                                           ----------------
ALTERNATIVE CARRIERS-0.7%
          32,825  Genesys (FR)*.....................................                162,089
         226,050  QSC AG (GE)*......................................                438,705
                                                                           ----------------
                                                                                    600,794
                                                                           ----------------
ALUMINUM-1.5%
         144,000  Daiki Aluminum Industry Company Limited (JA)......                428,132
         540,000  Nippon Light Metal Company Limited (JA)...........                796,002
                                                                           ----------------
                                                                                  1,224,134
                                                                           ----------------
APPAREL RETAIL-0.5%
           7,175  Camaieu (FR)......................................                407,034
                                                                           ----------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.6%
          66,725  Burberry Group PLC (UK)...........................                273,066
          51,925  Hockey Company Holdings, Inc. 144A (CA)*+.........                616,390
           8,500  Marzotto SPA (IT).................................                 57,102
          68,000  Sanyo Shokai Limited (JA).........................                411,143
                                                                           ----------------
                                                                                  1,357,701
                                                                           ----------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

APPLICATION SOFTWARE-2.7%
          76,700  Aldata Solution Oyj (FI)*.........................       $        133,881
          25,825  Exact Holding NV (NE)*............................                414,303
       1,211,175  Intec Telecom Systems PLC (UK)*...................                499,660
          75,871  Merant PLC (UK)*..................................                165,264
          37,825  NDS Group PLC Sponsored ADR (UK)*.................                585,909
       1,214,500  Symphony House Berhad (MA)*.......................                393,134
                                                                           ----------------
                                                                                  2,192,151
                                                                           ----------------
ASSET MANAGEMENT & CUSTODY BANKS-0.8%
          55,925  Liontrust Asset Management PLC (UK)...............                389,306
              47  Sparx Asset Management Company Limited (JA).......                293,958
                                                                           ----------------
                                                                                    683,264
                                                                           ----------------
AUTO PARTS & EQUIPMENT-1.3%
         144,900  Aapico Hitech Public Company Limited NVDR Shares
                  (TH)..............................................                236,100
         265,000  Press Kogyo Company Limited (JA)*.................                403,873
          96,075  Thai Stanley Electric Public Company Limited NVDR
                  Shares (TH)*......................................                457,065
                                                                           ----------------
                                                                                  1,097,038
                                                                           ----------------
AUTOMOBILE MANUFACTURERS-0.6%
         305,000  Isuzu Motors Limited (JA)*........................                449,594
                                                                           ----------------
BIOTECHNOLOGY-1.1%
          79,500  Acambis PLC (UK)*.................................                484,084
         527,125  Antisoma PLC (UK)*................................                390,908
                                                                           ----------------
                                                                                    874,992
                                                                           ----------------
BUILDING PRODUCTS-2.2%
       3,602,000  Asia Aluminum Holdings Limited (CN)...............                475,765
         673,500  Dynasty Ceramic Public Company Limited Foreign
                  Shares (TH).......................................                211,470
          95,000  Nippon Sheet Glass Company Limited (JA)...........                284,820
          85,000  Okura Industrial Company Limited (JA).............                397,835
       2,068,200  Vanachai Group Public Company Limited Foreign
                  Shares (TH).......................................                435,385
                                                                           ----------------
                                                                                  1,805,275
                                                                           ----------------
CASINOS & GAMING-0.8%
          36,075  Lottomatica SPA (IT)*.............................                635,497
                                                                           ----------------

* NON-INCOME PRODUCING.
+ SECURITIES WERE ACQUIRED PURSUANT TO RULE 144A AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
 NVDR - NON-VOTING DEPOSITARY RECEIPT.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.3%
          94,725  ADVA AG Optical Networking (GE)*..................       $        321,987
          95,050  Bookham Technology PLC (UK)*......................                130,184
         227,000  Denki Kogyo Company Limited (JA)..................                606,846
         288,450  Digital Chosun Company Limited (KR)*..............                350,149
         151,000  Oki Electric Industry Company Limited (JA)*.......                432,596
         102,850  Sierra Wireless, Inc. (CA)*.......................                632,026
         124,650  Wi-LAN, Inc. (CA)*................................                229,338
                                                                           ----------------
                                                                                  2,703,126
                                                                           ----------------
COMPUTER & ELECTRONICS RETAIL-0.4%
          17,120  Germanos SA (GR)..................................                286,644
                                                                           ----------------
COMPUTER HARDWARE-0.5%
       1,608,000  MFS Technology Limited (SG)*......................                438,296
                                                                           ----------------
COMPUTER STORAGE & PERIPHERALS-1.6%
       2,502,000  First Engineering Limited (SG)....................                930,613
         271,650  Gemplus International SA (LU)*....................                371,226
                                                                           ----------------
                                                                                  1,301,839
                                                                           ----------------
CONSTRUCTION & ENGINEERING-4.9%
          49,340  Daewoo Shipbuilding & Marine Engineering Company
                  Limited (KR)*.....................................                417,190
              30  EPCO Corporation (JA).............................                154,903
          11,325  Imtech NV (NE)....................................                209,775
       1,346,500  Italian-Thai Development Public Company Limited
                  Foreign Shares (TH)*..............................              1,072,972
          61,000  JGC Corporation (JA)..............................                410,477
         140,000  Kyowa Exeo Corporation (JA).......................                494,359
         305,000  Meisei Industrial Company Limited (JA)*...........                640,100
       4,014,200  Sino Thai Engineering & Development Public Company
                  Limited NVDR Shares (TH)*.........................                630,203
                                                                           ----------------
                                                                                  4,029,979
                                                                           ----------------
CONSTRUCTION MATERIALS-0.7%
           6,770  Hanil Cement Manufacturing Company Limited (KR)...                271,480
         396,500  Tipco Asphalt Public Company Limited NVDR Shares
                  (TH)*.............................................                332,460
                                                                           ----------------
                                                                                    603,940
                                                                           ----------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.5%
       6,866,500  PT United Tractors Tbk (ID)*......................                395,344
                                                                           ----------------
CONSUMER ELECTRONICS-1.5%
         436,000  Kenwood Corporation (JA)*.........................              1,227,300
                                                                           ----------------
CONSUMER FINANCE-1.5%
         233,500  AEON Thana Sinsap Public Company Limited NVDR
                  Shares (TH).......................................                777,593
         138,000  Daiei OMC, Inc. (JA)*.............................                421,786
                                                                           ----------------
                                                                                  1,199,379
                                                                           ----------------
DEPARTMENT STORES-0.6%
         506,075  David Jones Limited (AU)..........................                448,004
                                                                           ----------------

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

DISTRIBUTORS-0.3%
           9,800  Kuroda Electric Company Limited (JA)..............       $        221,995
                                                                           ----------------
DIVERSIFIED CHEMICALS-0.3%
         167,000  Ishihara Sangyo Kaisha Limited (JA)...............                282,332
                                                                           ----------------
DIVERSIFIED COMMERCIAL SERVICES-1.7%
          64,370  Autohellas SA (GR)................................                416,912
          54,050  ebookers PLC (UK)*................................                398,686
          46,725  Techem AG (GE)*...................................                574,136
                                                                           ----------------
                                                                                  1,389,734
                                                                           ----------------
DIVERSIFIED METALS & MINING-1.0%
         299,600  Banpu Public Company Limited NVDR Shares (TH).....                322,476
           4,900  Sumitomo Titanium Corporation (JA)................                 57,743
         301,000  Toho Zinc Company Limited (JA)....................                428,657
                                                                           ----------------
                                                                                    808,876
                                                                           ----------------
ELECTRIC UTILITIES-0.6%
         295,450  Electricity Generating Public Company Limited
                  Foreign Shares (TH)...............................                397,072
          49,125  Electricity Generating Public Company Limited NVDR
                  Shares (TH).......................................                 64,853
                                                                           ----------------
                                                                                    461,925
                                                                           ----------------
ELECTRICAL COMPONENTS & EQUIPMENT-3.4%
          91,000  Dainippon Screen Manufacturing Company Limited
                  (JA)*.............................................                445,621
          26,080  HiSmarTech Company Limited (KR)*..................                202,396
           6,740  KH Vatec Company Limited (KR)*....................                615,036
           8,850  Leoni AG (GE).....................................                438,028
       1,635,000  Magnecomp International Limited (SG)*.............                459,583
          81,000  Shibaura Mechatronic (JA)*........................                422,286
              10  Wacom Company Limited (JA)........................                201,541
                                                                           ----------------
                                                                                  2,784,491
                                                                           ----------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.4%
          16,270  Kumho Electric, Inc. (KR)*........................                422,244
         149,000  Kyosan Electric Manufacturing Company Limited
                  (JA)..............................................                438,035
          99,000  Tamura Corporation (JA)...........................                325,671
                                                                           ----------------
                                                                                  1,185,950
                                                                           ----------------
EMPLOYMENT SERVICES-0.8%
              70  en-japan, inc. (JA)*..............................                320,633
              70  en-japan, inc. New Shares (JA)*...................                320,633
                                                                           ----------------
                                                                                    641,266
                                                                           ----------------

* NON-INCOME PRODUCING.
 NVDR - NON-VOTING DEPOSITARY RECEIPT.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

FOOTWEAR-2.0%
          11,200  Puma AG Rudolf Dassler Sport (GE).................       $      1,102,251
           5,200  Puma AG Rudolf Dassler Sport 144A (GE)+...........                511,759
                                                                           ----------------
                                                                                  1,614,010
                                                                           ----------------
GENERAL MERCHANDISE STORES-0.9%
           9,000  Gifi (FR).........................................                427,882
             500  Plant Company Limited (JA)........................                  6,454
          10,300  Ryohin Keikaku Company Limited (JA)...............                264,202
                                                                           ----------------
                                                                                    698,538
                                                                           ----------------
GOLD-0.5%
         194,977  Kingsgate Consolidated Limited (AU)...............                384,436
                                                                           ----------------
HEALTHCARE EQUIPMENT-1.0%
          21,825  Amplifon SPA (IT).................................                410,785
          12,000  Nakanishi, Inc. (JA)..............................                397,751
                                                                           ----------------
                                                                                    808,536
                                                                           ----------------
HEALTHCARE SUPPLIES-1.1%
         188,400  SSL International PLC (UK)........................                910,911
                                                                           ----------------
HEAVY ELECTRICAL EQUIPMENT-0.4%
       1,846,000  Dongfang Electrical Machinery Company Limited
                  (CN)*.............................................                338,516
                                                                           ----------------
HIGHWAYS & RAILTRACKS-0.6%
         487,950  Eurotunnel SA (FR)*...............................                358,622
         798,000  GZI Transport Limited (CN)........................                156,569
                                                                           ----------------
                                                                                    515,191
                                                                           ----------------
HOMEBUILDING-1.6%
          85,025  George Wimpey PLC (UK)............................                413,901
          67,200  Joint Corporation (JA)............................                456,675
         138,150  Wilson Connolly Holdings PLC (UK).................                424,025
                                                                           ----------------
                                                                                  1,294,601
                                                                           ----------------
HOTELS, RESORTS & CRUISE LINES-0.5%
          72,000  De Vere Group PLC (UK)............................                423,564
                                                                           ----------------
HOUSEHOLD PRODUCTS-0.3%
              45  Dr. Ci:Labo Company Limited (JA)..................                228,607
                                                                           ----------------
INDUSTRIAL CONGLOMERATES-0.7%
          10,453  Financiere Marc de Lacharriere SA (FR)............                288,094
         189,400  Palmco Holdings Berhad (MA).......................                296,563
                                                                           ----------------
                                                                                    584,657
                                                                           ----------------
INDUSTRIAL MACHINERY-3.4%
          97,100  ATS Automation Tooling Systems, Inc. (CA)*........                850,375
          60,100  Fuji Machine Manufacturing Company Limited (JA)...                695,724
         492,000  Nachi-Fujikoshi Corporation (JA)..................                905,534
             130  Sodick Plustech Company Limited (JA)..............                313,970
                                                                           ----------------
                                                                                  2,765,603
                                                                           ----------------

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.9%
             144  G-mode Company Limited (JA).......................       $        365,771
             196  Invoice, Inc. (JA)................................                412,975
                                                                           ----------------
                                                                                    778,746
                                                                           ----------------
INTERNET SOFTWARE & SERVICES-2.9%
              22  Access Company Limited (JA)*......................                439,725
          61,025  Easynet Group PLC (UK)*...........................                126,501
         395,675  Emblaze Systems Limited (IS)*.....................                701,899
          66,500  Global Media Online, Inc. (JA)....................                357,768
       4,220,000  Hongkong.com Corporation (CN)*....................                351,752
              35  Index Corporation (JA)............................                203,748
          52,200  Internet Initiative Japan, Inc. Sponsored ADR
                  (JA)*.............................................                227,592
                                                                           ----------------
                                                                                  2,408,985
                                                                           ----------------
INVESTMENT BANKING & BROKERAGE-1.5%
       1,090,000  CIMB Berhad (MA)..................................                872,000
          54,375  Collins Stewart Tullett PLC (UK)..................                376,856
                                                                           ----------------
                                                                                  1,248,856
                                                                           ----------------
IT CONSULTING & OTHER SERVICES-2.0%
       1,229,300  BATM Advanced Communications Limited (IS)*........                410,781
       1,770,000  CSE Global Limited (SG)...........................                482,453
             195  Gigno System Japan, Inc. (JA).....................                394,628
             146  Netmarks, Inc. (JA)...............................                383,011
                                                                           ----------------
                                                                                  1,670,873
                                                                           ----------------
LEISURE FACILITIES-0.5%
         588,775  Euro Disney SCA (FR)*.............................                398,917
                                                                           ----------------
LEISURE PRODUCTS-3.5%
         128,075  Hip Interactive Corporation (CA)*.................                152,695
         429,950  lastminute.com PLC (UK)*..........................              1,248,700
          43,100  Mega Bloks, Inc. 144A (CA)*+......................                666,102
          63,900  Sanrio Company Limited (JA).......................                394,868
          64,000  Takara Company Limited (JA).......................                405,613
                                                                           ----------------
                                                                                  2,867,978
                                                                           ----------------
MARINE-1.1%
          49,290  Hanjin Shipping Company Limited (KR)*.............                405,214
         964,000  Jaya Holdings Limited (SG)........................                205,281
       1,674,300  Thoresen Thai Agencies NVDR Shares (TH)...........                304,672
                                                                           ----------------
                                                                                    915,167
                                                                           ----------------
MOVIES & ENTERTAINMENT-0.8%
         160,675  HIT Entertainment PLC (UK)........................                655,480
                                                                           ----------------

* NON-INCOME PRODUCING.
+ SECURITIES WERE ACQUIRED PURSUANT TO RULE 144A AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
 NVDR - NON-VOTING DEPOSITARY RECEIPT.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

MULTI-LINE INSURANCE-0.9%
         280,250  Hiscox PLC (UK)...................................       $        753,808
                                                                           ----------------
MULTI-UTILITIES & UNREGULATED POWER-1.0%
             121  Japan Wind Development Company Limited (JA)*......                852,517
                                                                           ----------------
OFFICE SERVICES & SUPPLIES-0.2%
           8,800  Glory Limited (JA)................................                194,945
                                                                           ----------------
OIL & GAS EQUIPMENT & SERVICES-2.9%
       1,203,000  Federal International (2000) Limited (SG).........                283,501
         186,475  John Wood Group PLC 144A (UK)+....................                553,886
          35,300  Schoeller-Bleckmann Oilfield Equipment AG (AT)....                356,729
         227,000  Scomi Group Berhad (MA)*..........................                296,303
         201,950  Total Energy Services Limited (CA)*...............                401,284
         388,000  Toyo Kanetsu KK (JA)*.............................                465,309
                                                                           ----------------
                                                                                  2,357,012
                                                                           ----------------
OIL & GAS EXPLORATION & PRODUCTION-0.2%
          43,025  Great Northern Exploration Limited (CA)*..........                126,656
                                                                           ----------------
OIL & GAS REFINING, MARKETING, & TRANSPORTATION-1.7%
          11,175  Exmar NV (BE)*....................................                381,911
          95,000  Golar LNG Limited (UK)*...........................                987,061
                                                                           ----------------
                                                                                  1,368,972
                                                                           ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.5%
          57,625  Comdirect Bank AG (GE)*...........................                436,754
          15,507  Grenkeleasing AG (GE)*............................                297,390
          28,075  Home Capital Group, Inc. (CA).....................                423,563
       2,403,350  National Finance Public Company Limited Foreign
                  Shares (TH)*......................................                863,239
                                                                           ----------------
                                                                                  2,020,946
                                                                           ----------------
PACKAGED FOODS & MEATS-1.7%
          91,950  CoolBrands International, Inc. (CA)*..............                910,162
          15,850  Dongwon F&B Company Limited (KR)..................                457,786
                                                                           ----------------
                                                                                  1,367,948
                                                                           ----------------
PHARMACEUTICALS-0.7%
         516,800  SykePharma PLC (UK)*..............................                592,700
                                                                           ----------------
PHOTOGRAPHIC PRODUCTS-0.7%
          15,700  Nidec Copal Corporation (JA)......................                247,121
          16,100  Studio Alice Company Limited (JA).................                348,615
                                                                           ----------------
                                                                                    595,736
                                                                           ----------------
PUBLISHING-1.0%
         111,400  Bloomsbury Publishing PLC (UK)....................                431,997
          30,375  Schibsted ASA (NW)................................                420,800
                                                                           ----------------
                                                                                    852,797
                                                                           ----------------
REAL ESTATE INVESTMENT TRUSTS-0.5%
              75  Japan Retail Fund Investment Corporation (JA).....                392,255
                                                                           ----------------

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-2.4%
       7,974,000  Ayala Land, Inc. (PH).............................       $        895,201
      21,810,900  Filinvest Land, Inc. (PH)*........................                416,262
         962,300  Glomac Berhad (MA)................................                425,438
         220,575  Marylebone Warwick Balfour Group PLC (UK)*........                222,031
                                                                           ----------------
                                                                                  1,958,932
                                                                           ----------------
REGIONAL BANKS-0.6%
       6,417,500  PT Bank Mandiri 144A (ID)*+.......................                525,068
                                                                           ----------------
RESTAURANTS-0.2%
         619,450  Leon de Bruxelles (FR)*...........................                163,612
                                                                           ----------------
SEMICONDUCTOR EQUIPMENT-0.8%
          88,825  Silicon-On-Insulator Technologies (FR)*...........                528,380
          13,000  Tosei Engineering Corporation (JA)................                123,748
                                                                           ----------------
                                                                                    652,128
                                                                           ----------------
SEMICONDUCTORS-3.8%
         271,425  ARM Holdings PLC (UK)*............................                300,090
         339,575  Dialog Semiconductor PLC (GE)*....................                620,032
          21,800  Disco Corporation (JA)............................                836,960
          50,600  ELMOS Semiconductor AG (GE)*......................                388,739
         123,000  Malaysian Pacific Industries Berhad (MA)..........                466,105
          69,000  New Japan Radio Company Limited (JA)..............                519,475
                                                                           ----------------
                                                                                  3,131,401
                                                                           ----------------
SPECIALIZED FINANCE-0.5%
             100  Banque Nationale de Belgique (BE).................                428,227
                                                                           ----------------
SPECIALTY CHEMICALS-0.5%
         116,000  Chugoku Marine Paints Limited (JA)................                396,086
                                                                           ----------------
SPECIALTY STORES-0.5%
           2,000  Valora Holding AG (SZ)............................                409,007
                                                                           ----------------
STEEL-1.6%
       1,816,000  Angang New Steel Company Limited Class H (CN).....                402,878
       2,666,000  Maanshan Iron and Steel Company Limited (CN) *....                451,279
         326,500  Nippon Yakin Kogyo Company Limited (JA)*..........                497,601
                                                                           ----------------
                                                                                  1,351,758
                                                                           ----------------
SYSTEMS SOFTWARE-0.4%
          44,000  ILOG SA (FR)*.....................................                362,793
                                                                           ----------------
THRIFTS & MORTGAGE FINANCE-0.4%
           8,650  Entenial (FR).....................................                358,596
                                                                           ----------------
TIRES & RUBBER-0.5%
          91,140  Hankook Tire Company Limited (KR).................                449,405
                                                                           ----------------

* NON-INCOME PRODUCING.
+ SECURITIES WERE ACQUIRED PURSUANT TO RULE 144A AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS-0.6%
         417,000  Sumikin Bussan Corporation (JA)*..................       $        472,305
                                                                           ----------------
WATER UTILITIES-0.6%
          93,625  Athens Water Supply and Sewage Company (GR).......                458,018
                                                                           ----------------
WIRELESS TELECOMMUNICATION SERVICES-2.5%
          31,100  Millicom International Cellular SA (LU)*..........                815,131
             200  Okinawa Cellular Telephone Company (JA)...........                597,960
         480,400  Total Access Communication Public Company Limited
                  (TH)*.............................................                638,939
                                                                           ----------------
                                                                                  2,052,030
                                                                           ----------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$76,642,537)..................................................             79,475,485
                                                                           ----------------

RIGHTS AND WARRANTS (FOREIGN)-0.1%
COMMUNICATIONS EQUIPMENT-0.1%
         292,431  Marconi PLC Warrants (UK)*........................                 82,083
                                                                           ----------------
TOTAL RIGHTS AND WARRANTS (FOREIGN)
(COST-$175,517).....................................................                 82,083
                                                                           ----------------

PRINCIPAL                                                                     AMORTIZED
AMOUNT                                                                           COST

-------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-3.6%
OTHER DIVERSIFIED FINANCIAL SERVICES-3.6%
$      3,000,000  Merrill Lynch & Company
                  1.30% 7/1/03......................................       $      3,000,000
                                                                           ----------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$3,000,000).........................................              3,000,000
                                                                           ----------------
TOTAL INVESTMENTS-100.5%
(TOTAL COST-$79,818,054)............................................             82,557,568
OTHER ASSETS AND LIABILITIES-(0.5%).................................               (441,046)
                                                                           ----------------
NET ASSETS-100.0%...................................................       $     82,116,522
                                                                           ================

*  NON-INCOME PRODUCING.

  SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $    79,818,054
                                                    ---------------
Investment securities, at market..................       82,557,568
Cash..............................................          273,267
Foreign currency (cost $1,653,512)................        1,637,735
Receivables:
  Investment securities sold......................        6,097,890
  Capital shares sold.............................           76,127
  Dividends.......................................          121,042
Other assets......................................           58,992
                                                    ---------------
    Total Assets..................................       90,822,621
                                                    ---------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................        8,248,101
  Capital shares redeemed.........................           92,307
  Advisory fees...................................           68,820
  Shareholder servicing fees......................           12,714
  Accounting fees.................................            6,882
  Distribution fees...............................           26,471
  Custodian fees..................................           31,538
  Thailand taxes..................................          111,719
  Other...........................................          107,547
                                                    ---------------
    Total Liabilities.............................        8,706,099
                                                    ---------------
Net Assets........................................  $    82,116,522
                                                    ===============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $   270,351,933
Undistributed net investment income...............          149,494
Accumulated net realized loss from security
  transactions (net of foreign taxes on Thailand
  investments of $252,282)........................     (191,132,519)
Net unrealized appreciation on investments and
  foreign currency translation....................        2,747,614
                                                    ---------------
    Total.........................................  $    82,116,522
                                                    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (UNAUDITED) (CONTINUED)

Net Assets--Class A...............................  $    10,718,094
Shares Outstanding--Class A.......................        1,074,037
Net Asset Value, Redemption Price Per Share.......  $          9.98
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $         10.59

Net Assets--Class B...............................  $    13,586,120
Shares Outstanding--Class B.......................        1,400,622
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $          9.70

Net Assets--Class C...............................  $     5,524,669
Shares Outstanding--Class C.......................          570,661
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $          9.68

Net Assets--Class F...............................  $    51,895,495
Shares Outstanding--Class F.......................        5,205,841
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $          9.97

Net Assets--Class R...............................  $        45,696
Shares Outstanding--Class R.......................            4,730
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $          9.66

Net Assets--Class T...............................  $       346,448
Shares Outstanding--Class T.......................           36,003
Net Asset Value, Redemption Price Per Share.......  $          9.62
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $         10.07

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $     1,203,135
  Interest........................................           25,947
  Foreign taxes withheld..........................          (95,260)
                                                    ---------------
    Total Investment Income.......................        1,133,822
                                                    ---------------
EXPENSES:
  Advisory fees--Note 2...........................          382,385
  Shareholder servicing fees--Note 2..............           73,423
  Accounting fees--Note 2.........................           38,239
  Distribution fees--Note 2.......................          127,387
  Transfer agency fees--Note 2....................           98,601
  Registration fees...............................           30,944
  Postage and mailing expenses....................            9,652
  Custodian fees and expenses--Note 2.............          189,230
  Printing expenses...............................           25,099
  Legal and audit fees............................           13,613
  Directors' fees and expenses--Note 2............            9,922
  Other expenses..................................           21,357
                                                    ---------------
    Total Expenses................................        1,019,852
    Earnings Credits..............................           (2,201)
    Reimbursed/Waived Expenses....................          (33,699)
    Expense Offset to Broker Commissions..........           (1,460)
                                                    ---------------
    Net Expenses..................................          982,492
                                                    ---------------
  Net Investment Income...........................          151,330
                                                    ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security transactions (net of foreign taxes on
  Thailand investments of $252,282)...............       10,310,704
  Foreign currency transactions...................          (73,878)
                                                    ---------------
    Net Realized Gain.............................       10,236,826
Net Change in Unrealized Appreciation/Depreciation
of Investments and Foreign Currency Translation...        5,564,266
                                                    ---------------
Net Realized and Unrealized Gain..................       15,801,092
                                                    ---------------
Net Increase in Net Assets Resulting from
Operations........................................  $    15,952,422
                                                    ===============

Purchases of long-term securities.................  $   257,173,777
Proceeds from sales of long-term securities.......  $   268,017,575

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            6/30/03       12/31/02
                                          ------------  ------------
OPERATIONS
Net Investment Income (Loss)............  $    151,330  $ (1,023,871)
Net Realized Gain (Loss)................    10,236,826   (12,388,968)
Net Change in Unrealized
  Appreciation/Depreciation.............     5,564,266    (2,075,681)
                                          ------------  ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    15,952,422   (15,488,520)
                                          ------------  ------------
CAPITAL SHARE TRANSACTIONS
Net Decrease--Note 4
  Class A...............................      (753,924)   (2,916,773)
  Class B...............................    (1,716,491)   (4,098,985)
  Class C...............................      (789,080)   (2,563,176)
  Class F...............................    (9,059,300)  (17,949,856)
  Class R...............................       (36,271)      (21,426)
  Class T...............................      (104,311)     (148,171)
                                          ------------  ------------
Net Decrease from Capital Share
  Transactions..........................   (12,459,377)  (27,698,387)
                                          ------------  ------------

Net Increase (Decrease) in Net Assets...     3,493,045   (43,186,907)

NET ASSETS
  Beginning of period...................  $ 78,623,477  $121,810,384
                                          ------------  ------------
  End of period.........................  $ 82,116,522  $ 78,623,477
                                          ============  ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                             YEAR ENDED
                                  SIX MONTHS                DECEMBER 31,
                                    ENDED       -------------------------------------
                                JUNE 30, 2003      2002         2001         2000
                                --------------  -----------  -----------  -----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................     $  8.14        $  9.68      $ 14.18      $ 22.93
Income from investment
  operations:
    Net investment loss.......       (0.01)         (0.16)       (0.14)       (0.13)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        1.85          (1.38)       (4.36)       (6.65)
                                   -------        -------      -------      -------
        Total from investment
          operations..........        1.84          (1.54)       (4.50)       (6.78)
Less distributions:
    From net investment
      income..................        0.00           0.00         0.00         0.00
    From net realized gains...        0.00           0.00         0.00        (1.97)
                                   -------        -------      -------      -------
        Total distributions...        0.00           0.00         0.00        (1.97)

Net Asset Value, end of
  period......................     $  9.98        $  8.14      $  9.68      $ 14.18
                                   =======        =======      =======      =======
Total Return/Ratios
    Total return*.............       22.60%        (15.91%)     (31.74%)     (29.61%)
    Net assets, end of period
      (000s)..................     $10,718        $ 9,422      $14,033      $36,353
    Net expenses to average
      net assets#,+...........        2.46%**        2.24%        1.87%        1.59%
    Gross expenses to average
      net assets#,+...........        2.46%**        2.24%        1.88%        1.61%
    Net investment income
      (loss) to average net
      assets+.................        0.49%**       (0.80%)      (0.26%)      (0.80%)
    Portfolio turnover
      rate@...................         583%           495%         704%         535%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived, the net expense ratios would have been 2.55% (2003) and 2.27% (2002). The gross expense ratios would have been 2.55% (2003) and 2.27% (2002). The net investment income (loss) ratios would have been 0.40% (2003) and (0.83%)
     (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                             YEAR ENDED
                                  SIX MONTHS                DECEMBER 31,
                                    ENDED       -------------------------------------
                                JUNE 30, 2003      2002         2001         2000
                                --------------  -----------  -----------  -----------
CLASS B SHARES
Net Asset Value, beginning of
  period......................     $  7.95        $  9.54      $ 14.08      $ 22.93
Income from investment
  operations:
    Net investment loss.......       (0.12)         (0.29)       (0.18)       (0.23)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        1.87          (1.30)       (4.36)       (6.65)
                                   -------        -------      -------      -------
        Total from investment
          operations..........        1.75          (1.59)       (4.54)       (6.88)
Less distributions:
    From net investment
      income..................        0.00           0.00         0.00         0.00
    From net realized gains...        0.00           0.00         0.00        (1.97)
                                   -------        -------      -------      -------
        Total distributions...        0.00           0.00         0.00        (1.97)

Net Asset Value, end of
  period......................     $  9.70        $  7.95      $  9.54      $ 14.08
                                   =======        =======      =======      =======
Total Return/Ratios
    Total return*.............       22.01%        (16.67%)     (32.24%)     (30.05%)
    Net assets, end of period
      (000s)..................     $13,586        $12,810      $19,661      $35,000
    Net expenses to average
      net assets#,+...........        3.31%**        3.09%        2.64%        2.35%
    Gross expenses to average
      net assets#,+...........        3.32%**        3.09%        2.66%        2.38%
    Net investment loss to
      average net assets+.....       (0.36%)**      (1.64%)      (1.06%)      (1.50%)
    Portfolio turnover
      rate@...................         583%           495%         704%         535%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived, the net expense ratios would have been 3.40% (2003) and 3.12% (2002). The gross expense ratios would have been 3.41% (2003) and 3.12% (2002). The net investment loss ratios would have been (0.45%) (2003) and (1.67%) (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS C SHARES
Net Asset Value, beginning of
  period......................      $ 7.93       $  9.52     $ 14.06      $ 22.93
Income from investment
  operations:
    Net investment loss.......       (0.14)        (0.35)      (0.22)       (0.21)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        1.89         (1.24)      (4.32)       (6.69)
                                    ------       -------     -------      -------
        Total from investment
          operations..........        1.75         (1.59)      (4.54)       (6.90)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00         0.00
    From net realized gains...        0.00          0.00        0.00        (1.97)
                                    ------       -------     -------      -------
        Total distributions...        0.00          0.00        0.00        (1.97)

Net Asset Value, end of
  period......................      $ 9.68       $  7.93     $  9.52      $ 14.06
                                    ======       =======     =======      =======
Total Return/Ratios
    Total return*.............       22.07%       (16.70%)    (32.29%)     (30.13%)
    Net assets, end of period
      (000s)..................      $5,525       $ 5,268     $ 8,928      $17,925
    Net expenses to average
      net assets#,+...........        3.26%**       3.05%       2.65%        2.35%
    Gross expenses to average
      net assets#,+...........        3.26%**       3.06%       2.67%        2.38%
    Net investment loss to
      average net assets+.....       (0.31%)**     (1.58%)     (1.08%)      (1.50%)
    Portfolio turnover
      rate@...................         583%          495%        704%         535%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived, the net expense ratios would have been 3.35% (2003) and 3.07% (2002). The gross expense ratios would have been 3.35% (2003) and 3.08% (2002). The net investment loss ratios would have been (0.40%) (2003) and (1.60%) (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                           SIX MONTHS
                             ENDED                       YEAR ENDED DECEMBER 31,
                            JUNE 30,   -----------------------------------------------------------
                              2003        2002        2001        2000        1999        1998
                           ----------  ----------  ----------  ----------  ----------  -----------
CLASS F SHARES
Net Asset Value,
  beginning of period....   $  8.13     $  9.67     $ 14.17     $  22.93    $  14.93    $  13.64
Income from investment
  operations:
    Net investment
      loss...............     (0.12)      (0.23)      (0.22)       (0.19)      (0.11)       0.00
    Net gains (losses) on
      securities (both
      realized and
      unrealized)........      1.96       (1.31)      (4.28)       (6.60)      12.94        1.68
                            -------     -------     -------     --------    --------    --------
        Total from
          investment
          operations.....      1.84       (1.54)      (4.50)       (6.79)      12.83        1.68
Less distributions:
    From net investment
      income.............      0.00        0.00        0.00         0.00        0.00       (0.01)
    From net realized
      gains..............      0.00        0.00        0.00        (1.97)      (4.83)      (0.38)
                            -------     -------     -------     --------    --------    --------
        Total
         distributions...      0.00        0.00        0.00        (1.97)      (4.83)      (0.39)

Net Asset Value, end of
  period.................   $  9.97     $  8.13     $  9.67     $  14.17    $  22.93    $  14.93
                            =======     =======     =======     ========    ========    ========
Total Return/Ratios
    Total return.........     22.63%     (15.93%)    (31.76%)     (29.65%)     87.44%      12.50%
    Net assets, end of
      period (000s)......   $51,895     $50,742     $78,574     $182,036    $261,437    $124,572
    Net expenses to
      average net
      assets#,+..........      2.33%**     2.18%       1.90%        1.59%       1.63%       1.52%
    Gross expenses to
      average net
      assets#,+..........      2.33%**     2.18%       1.92%        1.61%       1.64%       1.54%
    Net investment income
      (loss) to average
      net assets+........      0.64%**    (0.74%)     (0.30%)      (0.88%)     (0.91%)      0.09%
    Portfolio turnover
      rate@..............       583%        495%        704%         535%        330%         34%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived, the net expense ratios would have been 2.42% (2003) and 2.21% (2002). The gross expense ratios would have been 2.42% (2003) and 2.21% (2002). The net investment income (loss) ratios would have been 0.55% (2003) and (0.77%)
     (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS R SHARES
Net Asset Value, beginning of
  period......................      $ 7.87       $  9.56     $ 14.22      $ 22.93
Income from investment
  operations:
    Net investment income
      (loss)..................        0.08         (0.81)      (0.17)       (0.09)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        1.71         (0.88)      (4.49)       (6.65)
                                    ------       -------     -------      -------
        Total from investment
          operations..........        1.79         (1.69)      (4.66)       (6.74)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00         0.00
    From net realized gains...        0.00          0.00        0.00        (1.97)
                                    ------       -------     -------      -------
        Total distributions...        0.00          0.00        0.00        (1.97)

Net Asset Value, end of
  period......................      $ 9.66       $  7.87     $  9.56      $ 14.22
                                    ======       =======     =======      =======
Total Return/Ratios
    Total return..............       22.74%       (17.68%)    (32.77%)     (29.44%)
    Net assets, end of period
      (000s)..................      $   46       $    37     $    76      $   241
    Net expenses to average
      net assets#,+...........        2.38%**       3.91%       1.84%        1.31%
    Gross expenses to average
      net assets#,+...........        2.39%**       3.94%       1.86%        1.33%
    Net investment income
      (loss) to average net
      assets+.................        0.88%**      (2.20%)     (0.08%)      (0.55%)
    Portfolio turnover
      rate@...................         583%          495%        704%         535%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian or reimbursed by the management company for the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Had these fees not been waived or reimbursed, the net expense ratios would have been 2.48% (2003), 4.62% (2002), and 2.76%
     (2001). The gross expense ratios would have been 2.49% (2003), 4.65%
     (2002), and 2.78% (2001). The net investment income (loss) ratios would have been 0.78% (2003), (2.91%) (2002), and (1.00%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS T SHARES
Net Asset Value, beginning of
  period......................      $ 7.87       $  9.50     $ 14.14      $ 22.93
Income from investment
  operations:
    Net investment loss.......       (0.17)        (0.45)      (0.22)       (0.16)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        1.92         (1.18)      (4.42)       (6.66)
                                    ------       -------     -------      -------
        Total from investment
          operations..........        1.75         (1.63)      (4.64)       (6.82)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00         0.00
    From net realized gains...        0.00          0.00        0.00        (1.97)
                                    ------       -------     -------      -------
        Total distributions...        0.00          0.00        0.00        (1.97)

Net Asset Value, end of
  period......................      $ 9.62       $  7.87     $  9.50      $ 14.14
                                    ======       =======     =======      =======
Total Return/Ratios
    Total return*.............       22.24%       (17.16%)    (32.82%)     (29.79%)
    Net assets, end of period
      (000s)..................      $  346       $   345     $   538      $   869
    Net expenses to average
      net assets#,+...........        3.12%**       4.03%       3.14%        1.84%
    Gross expenses to average
      net assets#,+...........        3.13%**       4.03%       3.16%        1.87%
    Net investment income
      (loss) to average net
      assets+.................        0.07%**      (2.69%)     (1.60%)      (1.00%)
    Portfolio turnover
      rate@...................         583%          495%        704%         535%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived, the net expense ratios would have been 3.21% (2003) and 4.05% (2002). The gross expense ratios would have been 3.22% (2003) and 4.05% (2002). The net investment loss ratios would have been (0.02%) (2003) and (2.71%) (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Passport Fund (the "Fund"). The Fund offers Class A,
Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2003 for settling foreign trades is listed on the Statement of Assets and Liabilities.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal

Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $12,278 and $26,862, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $5,644 and $9,893, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................      $17,372
Class B.....................................................      $29,342
Class C.....................................................      $10,739
Class R.....................................................      $   270
Class T.....................................................      $ 1,442

 DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $61,200 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                                              DISTRIBUTION  SHAREHOLDER SERVICING
                                                               FEES PAID          FEES PAID
                                                              ------------  ---------------------
Class A.....................................................        N/A            $11,918
Class B.....................................................    $46,453            $15,484
Class C.....................................................    $19,281            $ 6,428
Class T.....................................................    $   453            $   453

  During the six months ended June 30, 2003, DSC retained $4,828 and $37 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $79,895 and $493 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $33,699. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2008 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses..................................  $199,680,397
Post-October Capital Loss Deferral..........................  $1,210,495
Post-October Currency Loss Deferral.........................  $    1,893
Federal Tax Cost............................................  $79,957,211
Gross Tax Appreciation of Investments.......................  $5,384,679
Gross Tax Depreciation of Investments.......................  $(2,784,322)
Net Tax Appreciation........................................  $2,600,357

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 400 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                                          SIX MONTHS                           YEAR
                                                                            ENDED                              ENDED
                                                                           6/30/03                           12/31/02
                                                              ----------------------------------  -------------------------------
                                                                  SHARES            AMOUNT             SHARES          AMOUNT
                                                              ---------------  -----------------  ----------------  -------------
CLASS A
      Sold..................................................        1,470,573  $      12,236,435         5,383,012  $  50,430,851
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................       (1,554,686) $     (12,990,359)       (5,673,919) $ (53,347,624)
      NET DECREASE..........................................          (84,113) $        (753,924)         (290,907) $  (2,916,773)
CLASS B
      Sold..................................................           15,750  $         135,748            41,666  $     391,779
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................         (227,218) $      (1,852,239)         (489,773) $  (4,490,764)
      NET DECREASE..........................................         (211,468) $      (1,716,491)         (448,107) $  (4,098,985)

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

                                                                          SIX MONTHS                           YEAR
                                                                            ENDED                              ENDED
                                                                           6/30/03                           12/31/02
                                                              ----------------------------------  -------------------------------
                                                                  SHARES            AMOUNT             SHARES          AMOUNT
                                                              ---------------  -----------------  ----------------  -------------
CLASS C
      Sold..................................................          750,180  $       5,971,628           481,390  $   4,684,798
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................         (843,855) $      (6,760,708)         (754,486) $  (7,247,974)
      NET DECREASE..........................................          (93,675) $        (789,080)         (273,096) $  (2,563,176)
CLASS F
      Sold..................................................        2,341,034  $      19,863,862         9,855,244  $  92,121,343
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................       (3,379,560) $     (28,923,162)      (11,734,716) $(110,071,199)
      NET DECREASE..........................................       (1,038,526) $      (9,059,300)       (1,879,472) $ (17,949,856)
CLASS R
      Sold..................................................           40,754  $         335,000           315,313  $   3,139,336
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................          (40,754) $        (371,271)         (318,502) $  (3,160,762)
      NET DECREASE..........................................                0  $         (36,271)           (3,189) $     (21,426)
CLASS T
      Sold..................................................          149,855  $       1,164,172           371,045  $   3,559,032
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................         (157,674) $      (1,268,483)         (383,873) $  (3,707,203)
      NET DECREASE..........................................           (7,819) $        (104,311)          (12,828) $    (148,171)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings is subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                      This page intentionally left blank.

DREYFUS FOUNDERS PASSPORT FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
2930 East Third Avenue
Denver, CO 80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

This report is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus, which contains more complete information including charges, expenses, and share classes. Please read the prospectus carefully before you invest or send money. Date of first use: August 28, 2003

     Dreyfus Service Corporation, Distributor. (C) 2003 Founders Asset Management LLC.

                                                                    A-636-PAS-03

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
WORLDWIDE GROWTH FUND
INVESTMENT UPDATE
JUNE 30, 2003

[DREYFUS FOUNDERS FUNDS LOGO]

TABLE OF CONTENTS

Management Overview                     3
Statement of Investments               10
Statement of Assets and Liabilities    19
Statement of Operations                21
Statements of Changes in Net Assets    22
Financial Highlights                   23
Notes to Financial Statements          29

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this Semiannual Report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

     To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE]
[PHOTO OF JOHN B. JARES]
[PHOTO OF DANIEL B. LEVAN]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, JOHN B. JARES, CFA, AND DANIEL B. LEVAN, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

It has been an interesting time period for world equity markets. After three years of negative returns, stocks have again begun to post positive numbers. On a Fund level, the Dreyfus Founders Worldwide Growth Fund gained ground during the period and posted a return(1) that was competitive with its benchmark, the Morgan Stanley Capital International (MSCI) World Index which gained 11.12%.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUND'S PERFORMANCE DURING THE
PERIOD?

The market experienced two distinct environments during the half, which separated neatly into calendar quarters. The first quarter experienced continued downshifting as geopolitical uncertainty in the Middle East and

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"THE FUND'S PERFORMANCE WAS DRIVEN PRIMARILY BY STRONG STOCK SELECTION IN THE HEALTHCARE AND CONSUMER DISCRETIONARY SECTORS."

PERFORMANCE HIGHLIGHTS

- The impressive mid-period rally continued to boost the market through the end of the June reporting period.

- Technology and telecommunications sectors performed well for both the market and the Fund.

- Changes made to the Fund upon its management shift showed positive results.

- Our strategy in the midst of economic and market changes remains constant as we dedicate ourselves to seeking the best growth companies through our bottom-up fundamentals-based research approach.

health concerns over the onset of Severe Acute Respiratory Syndrome (SARS) in Asia depressed equity prices. Both factors weighed heavily upon already stressed domestic and foreign equity markets. However, by the opening of the second quarter, expectations for an economic recovery and improving investor confidence helped advance performance, more than offsetting the declines experienced in the first quarter. The market remained, at the end of the period, on solid ground, posting substantial year-to-date returns.

MR. BROWNE AND MR. LEVAN, WHAT CHANGES WERE MADE TO THE INTERNATIONAL PORTION OF THE FUND AFTER YOU BECAME CO-PORTFOLIO MANAGERS IN MARCH?

The international portion of the Fund was revamped upon our move into its management position. While we were familiar with many of the international names held in the Fund, we kept select names, but repositioned the international portion of the Fund to reflect our focus on companies with increasing business momentum and strong underlying growth relative to their valuation. We did increase the number of names in the portfolio, while reducing our weighted average price-to-earnings ratio and increasing our exposure to earnings growth.

WHAT FACTORS POSITIVELY CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD?

Fund performance was primarily driven by strong stock selection in the healthcare and consumer discretionary sectors. In addition, good stock selection in the United States, Greece, the United Kingdom and Italy boosted the Fund's relative performance.

     One of the Fund's stronger healthcare holdings, Canadian-based pharmaceutical company BIOVAIL CORPORATION, was up 78% for the first half of the year, and contributed significantly to the Fund's overall performance. Biovail's strong performance was due in part to positive news the company released concerning several drugs in their pipeline.

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

1.  Estee Lauder Companies, Inc. (United States; EL)      2.79%
2.  General Electric Company (United States; GE)          2.46%
3.  Best Buy Company, Inc. (United States; BBY)           2.08%
4.  Pfizer, Inc. (United States; PFE)                     2.06%
5.  Royal Caribbean Cruises Limited (United States; RCL)  1.87%
6.  MBNA Corporation (United States; KRB)                 1.79%
7.  Smith International, Inc. (United States; SII)        1.51%
8.  Tiffany & Company (United States; TIF)                1.43%
9.  Wal-Mart Stores, Inc. (United States; WMT)            1.31%
10. Vodafone Group PLC (United Kingdom; VOD)              1.30%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

     Another global leader that was a major positive contributor to the Fund was German software company SAP AG. A multinational company with a leading position in the enterprise software business, SAP reported strong first quarter numbers in the beginning of April. This increase in

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Worldwide Growth Fund on 6/30/93 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Morgan Stanley Capital International (MSCI) World Index is an arithmetical average of the performance of selected securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand, and the Far East. Total return figures for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

performance was attributable to its license business exceeding expectations, as well as positive growth in U.S. markets. The company was also able to reduce costs significantly, which helped expand its operating margins.

     In the Fund's domestic holdings, we saw excellent returns in the consumer-related sectors. Holdings such as BEST BUY COMPANY, INC., the leading retailer of consumer electronics, and ESTEE LAUDER COMPANIES, INC.,

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)        6.00%  (10.09%)      --        --    (21.06%)
  Without sales charge            12.50%   (4.59%)      --        --    (19.71%)

CLASS B SHARES (12/31/99)
  With redemption*                 8.07%   (9.09%)      --        --    (20.85%)
  Without redemption              12.07%   (5.31%)      --        --    (20.30%)

CLASS C SHARES (12/31/99)
  With redemption**               11.19%   (6.15%)      --        --    (20.72%)
  Without redemption              12.19%   (5.20%)      --        --    (20.72%)

CLASS F SHARES (12/31/89)         12.61%   (4.58%)   (7.99%)    3.56%     5.80%

CLASS R SHARES (12/31/99)         12.80%   (4.03%)      --        --    (19.31%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)        6.78%  (11.18%)      --        --    (22.06%)
  Without sales charge            11.79%   (6.96%)      --        --    (21.03%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

the manufacturer and distributor of cosmetics and fragrances, benefited from an increase in consumer spending during the period and posted strong gains. Another standout performer that benefited from this spending trend was credit-card issuer, MBNA CORPORATION.

WHAT WERE THE LARGEST HINDRANCES TO THE FUND'S PERFORMANCE?

Disappointments in a few major holdings and weak stock selection in France, Japan and Switzerland hampered Fund performance. For example, some of our positions in the information technology and financials sectors, including India's Satyam Computer Services Limited and Britain's Amvescap PLC, were detrimental to the Fund. Both of these international holdings were sold once our combined tenure began.

[CHART]

PORTFOLIO COMPOSITION

53.51%  United States
10.57%  United Kingdom
 8.33%  Japan
 3.14%  Germany
 2.99%  France
 2.72%  Canada
 2.71%  Switzerland
 1.70%  Spain
 2.83%  Cash & Equivalents
11.50%  Other Countries

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

     On the domestic front, JOHNSON & JOHNSON was a notable underperformer during the period as the company grappled with competition in some of its larger, more profitable products. Soft drink bottler Coca-Cola Enterprises, Inc. also posted poor results, which put an additional drag on the Fund's performance.

As we move into the second half of 2003, our strategy remains consistent. We will continue to rely on our bottom-up research process to seek companies throughout the world that we believe are capable of posting strong future revenue and earnings growth at valuations that make sense.

/s/ Remi J. Browne

Remi J. Browne, CFA
Co-Portfolio Manager

/s/ John B. Jares

John B. Jares, CFA
Co-Portfolio Manager

/s/ Daniel B. LeVan

Daniel B. LeVan, CFA
Co-Portfolio Manager

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMON STOCKS (DOMESTIC)-53.5%
AIRLINES-2.0%
          23,050  Delta Air Lines, Inc..............................       $        338,374
          39,300  Northwest Airlines Corporation Class A*...........                443,697
          48,875  Southwest Airlines Company........................                840,650
                                                                           ----------------
                                                                                  1,622,721
                                                                           ----------------
APPLICATION SOFTWARE-0.4%
          17,875  PeopleSoft, Inc.*.................................                314,421
                                                                           ----------------
ASSET MANAGEMENT & CUSTODY BANKS-1.5%
           8,325  Bank of New York Company, Inc.....................                239,344
          58,200  Janus Capital Group, Inc..........................                954,480
                                                                           ----------------
                                                                                  1,193,824
                                                                           ----------------
BIOTECHNOLOGY-0.7%
          10,125  Gilead Sciences, Inc.*............................                562,748
                                                                           ----------------
BROADCASTING & CABLE TV-2.3%
          10,000  Clear Channel Communications, Inc.*...............                423,900
          35,075  Comcast Corporation Special Class A*..............              1,011,212
          13,875  Cox Communications, Inc.*.........................                442,613
                                                                           ----------------
                                                                                  1,877,725
                                                                           ----------------
COMMUNICATIONS EQUIPMENT-0.7%
          35,375  Cisco Systems, Inc.*..............................                590,409
                                                                           ----------------
COMPUTER & ELECTRONICS RETAIL-2.1%
          38,237  Best Buy Company, Inc.*...........................              1,679,369
                                                                           ----------------
COMPUTER HARDWARE-1.2%
          11,525  International Business Machines Corporation.......                950,813
                                                                           ----------------
CONSUMER FINANCE-1.8%
          69,525  MBNA Corporation..................................              1,448,901
                                                                           ----------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES-2.2%
          17,750  First Data Corporation............................       $        735,560
          29,000  Fiserv, Inc.*.....................................              1,032,690
                                                                           ----------------
                                                                                  1,768,250
                                                                           ----------------
DIVERSIFIED BANKS-2.2%
          12,500  Bank of America Corporation.......................                987,875
          15,125  Wells Fargo & Company.............................                762,300
                                                                           ----------------
                                                                                  1,750,175
                                                                           ----------------
FOOD RETAIL-1.1%
          41,550  Safeway, Inc.*....................................                850,113
                                                                           ----------------
GAS UTILITIES-1.1%
          16,325  Kinder Morgan, Inc................................                892,161
                                                                           ----------------
HEALTHCARE EQUIPMENT-1.3%
          16,500  Boston Scientific Corporation*....................              1,008,150
                                                                           ----------------
HEALTHCARE SERVICES-0.7%
          22,900  Caremark Rx, Inc.*................................                588,072
                                                                           ----------------
HOME IMPROVEMENT RETAIL-1.2%
          28,300  Home Depot, Inc...................................                937,296
                                                                           ----------------
HOUSEHOLD PRODUCTS-0.9%
          13,000  Colgate-Palmolive Company.........................                753,350
                                                                           ----------------
HYPERMARKETS & SUPER CENTERS-1.3%
          19,750  Wal-Mart Stores, Inc..............................              1,059,983
                                                                           ----------------
INDUSTRIAL CONGLOMERATES-2.7%
          69,325  General Electric Company..........................              1,988,241
           4,650  Ingersoll-Rand Company Class A....................                220,038
                                                                           ----------------
                                                                                  2,208,279
                                                                           ----------------
INDUSTRIAL GASES-0.6%
           8,000  Praxair, Inc......................................                480,800
                                                                           ----------------
INDUSTRIAL MACHINERY-0.7%
           8,825  Illinois Tool Works, Inc..........................                581,126
                                                                           ----------------
INVESTMENT BANKING & BROKERAGE-0.6%
           6,125  Goldman Sachs Group, Inc..........................                512,969
                                                                           ----------------
LEISURE FACILITIES-1.9%
          65,100  Royal Caribbean Cruises Limited...................              1,507,716
                                                                           ----------------
MOVIES & ENTERTAINMENT-0.3%
           6,325  Viacom, Inc. Class B*.............................                276,150
                                                                           ----------------
OIL & GAS DRILLING-0.2%
           7,900  GlobalSantaFe Corporation.........................                184,386
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.5%
          33,275  Smith International, Inc.*........................       $      1,222,524
                                                                           ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.1%
          21,583  Citigroup, Inc....................................                923,752
                                                                           ----------------
PERSONAL PRODUCTS-2.8%
          67,175  Estee Lauder Companies, Inc. Class A..............              2,252,378
                                                                           ----------------
PHARMACEUTICALS-3.5%
           4,775  Forest Laboratories, Inc.*........................                261,431
          16,475  Johnson & Johnson.................................                851,758
          48,612  Pfizer, Inc.......................................              1,660,100
                                                                           ----------------
                                                                                  2,773,289
                                                                           ----------------
RAILROADS-0.5%
           7,025  Union Pacific Corporation.........................                407,591
                                                                           ----------------
SEMICONDUCTOR EQUIPMENT-1.2%
          11,300  KLA-Tencor Corporation*...........................                525,337
          12,525  Novellus Systems, Inc.*...........................                458,678
                                                                           ----------------
                                                                                    984,015
                                                                           ----------------
SEMICONDUCTORS-3.1%
          13,375  Altera Corporation*...............................                219,350
          32,050  Intel Corporation.................................                666,127
          30,350  Linear Technology Corporation.....................                977,574
          11,575  Maxim Integrated Products, Inc.*..................                395,749
           9,450  Xilinx, Inc.*.....................................                239,180
                                                                           ----------------
                                                                                  2,497,980
                                                                           ----------------
SOFT DRINKS-1.0%
          17,275  Coca-Cola Company.................................                801,733
                                                                           ----------------
SPECIALTY STORES-1.4%
          35,225  Tiffany & Company.................................              1,151,153
                                                                           ----------------
SYSTEMS SOFTWARE-5.7%
          28,875  Adobe Systems, Inc................................                926,021
          57,975  BMC Software, Inc.*...............................                946,732
          34,400  Microsoft Corporation.............................                880,984
          84,600  Oracle Corporation*...............................              1,016,892
          28,125  VERITAS Software Corporation*.....................                806,344
                                                                           ----------------
                                                                                  4,576,973
                                                                           ----------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST- $37,359,358).................................................             43,191,295
                                                                           ----------------


-------------------------------------------------------------------------------------------
SHARES                                                                       MARKET VALUE

COMMON STOCKS (FOREIGN)-43.7%
APPLICATION SOFTWARE-1.2%
           7,800  Cognos, Inc. (CA)*................................       $        209,351
           6,600  SAP AG (GE).......................................                773,082
                                                                           ----------------
                                                                                    982,433
                                                                           ----------------
AUTO PARTS & EQUIPMENT-0.5%
           8,400  Canadian Tire Corporation Limited Class A (CA)....                200,913
          11,000  Nok Corporation (JA)..............................                182,669
                                                                           ----------------
                                                                                    383,582
                                                                           ----------------
AUTOMOBILE MANUFACTURERS-1.0%
          51,600  Nissan Motor Company Limited (JA).................                493,332
           7,100  PSA Peugeot Citroen (FR)..........................                344,890
                                                                           ----------------
                                                                                    838,222
                                                                           ----------------
BIOTECHNOLOGY-0.2%
           2,900  Actelion Limited (SZ)*............................                193,119
                                                                           ----------------
BREWERS-0.7%
          30,000  Fraser & Neave Limited (SG).......................                146,508
          20,000  Kirin Brewery Company Limited (JA)................                140,579
          65,100  Lion Nathan Limited (AU)..........................                234,012
                                                                           ----------------
                                                                                    521,099
                                                                           ----------------
BROADCASTING & CABLE TV-0.2%
          57,500  Seven Network Limited (AU)........................                183,170
                                                                           ----------------
COMMERCIAL PRINTING-0.3%
          19,000  Dai Nippon Printing Company Limited (JA)..........                200,958
                                                                           ----------------
COMMUNICATIONS EQUIPMENT-0.6%
          16,300  Nokia Oyj (FI)....................................                268,422
          82,100  Nortel Networks Corporation (CA)*.................                219,932
                                                                           ----------------
                                                                                    488,354
                                                                           ----------------
COMPUTER STORAGE & PERIPHERALS-0.4%
           9,100  Logitech International SA (SZ)*...................                341,292
                                                                           ----------------
CONSTRUCTION & ENGINEERING-0.5%
           8,600  ACS, Actividades de Construccion y Servicios SA
                  (SP)..............................................                366,893
                                                                           ----------------
CONSTRUCTION MATERIALS-0.2%
          50,500  Boral Limited (AU)*...............................                171,370
                                                                           ----------------
CONSUMER ELECTRONICS-0.7%
           7,700  Pioneer Corporation (JA)..........................                173,142
          30,000  Sharp Corporation (JA)............................                385,009
                                                                           ----------------
                                                                                    558,151
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

CONSUMER FINANCE-0.2%
          37,200  Bradford & Bingley PLC (UK).......................       $        192,906
                                                                           ----------------
DIVERSIFIED BANKS-7.0%
          10,700  ABN AMRO Holding NV (NE)..........................                204,588
          14,100  Alliance & Leicester PLC (UK).....................                193,119
          38,000  Alpha Bank AE (GR)................................                662,425
          42,400  Anglo Irish Bank Corporation PLC (IE).............                374,920
          90,302  Banca Intesa SPA (IT).............................                288,805
          51,071  Barclays PLC (UK).................................                379,240
          10,589  BNP Paribas SA (FR)...............................                538,084
          52,500  HBOS PLC (UK).....................................                679,641
           7,600  Jyske Bank SA (DE)*...............................                306,579
              69  Mitsubishi Tokyo Financial Group, Inc. (JA).......                312,030
          25,088  Royal Bank of Scotland Group PLC (UK).............                703,789
          17,400  Skandinaviska Enskilda Banken (SW)................                177,154
           2,800  Societe Generale (FR).............................                177,492
          50,632  Standard Chartered PLC (UK).......................                614,937
                                                                           ----------------
                                                                                  5,612,803
                                                                           ----------------
DIVERSIFIED CAPITAL MARKETS-0.3%
           3,744  UBS AG (SZ).......................................                208,276
                                                                           ----------------
DIVERSIFIED CHEMICALS-0.4%
           6,600  BASF AG (GE)......................................                280,811
                                                                           ----------------
DIVERSIFIED METALS & MINING-0.2%
          33,800  BHP Billiton PLC (UK).............................                177,924
                                                                           ----------------
ELECTRIC UTILITIES-1.0%
           6,900  E.ON AG (GE)......................................                353,795
          15,973  Endesa SA (SP)....................................                267,440
           4,700  Fortis, Inc. (CA).................................                204,077
                                                                           ----------------
                                                                                    825,312
                                                                           ----------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.3%
          29,000  Sumitomo Electric Industries Limited (JA).........                211,809
                                                                           ----------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.4%
           1,700  Keyence Corporation (JA)..........................                311,472
                                                                           ----------------
FOOD RETAIL-0.5%
           6,900  Delhaize Group (BE)...............................                209,979
          16,100  Metro, Inc. (CA)..................................                232,827
                                                                           ----------------
                                                                                    442,806
                                                                           ----------------
HEALTHCARE DISTRIBUTORS-0.2%
           8,100  Suzuken Company Limited (JA)......................                192,255
                                                                           ----------------
HEALTHCARE EQUIPMENT-0.3%
           8,200  Getinge AB Class B (SW)...........................                217,679
                                                                           ----------------
HOME FURNISHINGS-0.3%
           6,300  Hunter Douglas NV (NE)............................                209,807
                                                                           ----------------


-------------------------------------------------------------------------------------------
SHARES                                                                       MARKET VALUE

HOMEBUILDING-0.2%
          26,600  Barratt Developments PLC (UK).....................       $        189,624
                                                                           ----------------
HOUSEHOLD PRODUCTS-0.5%
          21,350  Reckitt Benckiser PLC (UK)........................                391,769
                                                                           ----------------
HOUSEWARES & SPECIALTIES-0.4%
           7,600  Citizen Electronics Company Limited (JA)..........                331,659
                                                                           ----------------
HYPERMARKETS & SUPER CENTERS-0.3%
           6,800  Metro AG (GE).....................................                216,385
                                                                           ----------------
INDUSTRIAL CONGLOMERATES-0.8%
          17,200  DCC PLC (IE)......................................                231,098
          39,000  Hutchison Whampoa Limited (HK)....................                237,558
          71,700  Keppel Corporation Limited (SG)...................                199,506
                                                                           ----------------
                                                                                    668,162
                                                                           ----------------
INDUSTRIAL MACHINERY-0.3%
           7,400  Saurer AG (SZ)*...................................                202,141
                                                                           ----------------
INTEGRATED OIL & GAS-2.0%
          94,942  BP PLC (UK).......................................                658,406
           1,300  OMV AG (AT).......................................                156,185
          22,000  Repsol YPF SA (SP)................................                356,729
          51,300  Shell Transport & Trading Company PLC (UK)........                338,614
             601  Total SA (FR).....................................                 90,826
                                                                           ----------------
                                                                                  1,600,760
                                                                           ----------------
INTEGRATED TELECOMMUNICATION SERVICES-2.7%
         116,000  BT Group PLC (UK).................................                390,017
          14,100  Deutsche Telekom AG (GE)*.........................                214,706
          35,700  Koninklijke NV (NE)*..............................                252,950
           9,500  NetCom AB Class B (SW)*...........................                353,065
              75  Nippon Telegraph & Telephone Corporation (JA).....                294,191
          11,000  TDC AS Class B (DE)...............................                328,975
          83,000  TeliaSonera AB (SW)...............................                344,239
                                                                           ----------------
                                                                                  2,178,143
                                                                           ----------------
IT CONSULTING & OTHER SERVICES-1.6%
          46,400  Accenture Limited Class A ADR (BD)*...............                839,376
          12,300  Cap Gemini SA (FR)................................                436,743
                                                                           ----------------
                                                                                  1,276,119
                                                                           ----------------
LEISURE PRODUCTS-0.5%
          10,600  Bandai Company Limited (JA).......................                404,314
                                                                           ----------------
OFFICE ELECTRONICS-0.7%
          13,000  Canon, Inc. (JA)..................................                596,544
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

OIL & GAS DRILLING-0.4%
          46,300  Saipem SPA (IT)...................................       $        346,665
           4,825  Nabors Industries Limited (BA)*...................                190,829
                                                                           ----------------
                                                                                    537,494
                                                                           ----------------
OIL & GAS EQUIPMENT & SERVICES-0.3%
          11,400  ProSafe ASA (NW)*.................................                206,888
                                                                           ----------------
OIL & GAS EXPLORATION & PRODUCTION-0.7%
          40,200  Cairn Energy PLC (UK)*............................                202,990
          10,100  Eni SPA (IT)......................................                152,753
           7,600  Penn West Petroleum Limited (CA)*.................                243,303
                                                                           ----------------
                                                                                    599,046
                                                                           ----------------
PACKAGED FOODS & MEATS-0.8%
          20,000  Nisshin Seifun Group, Inc. (JA)...................                142,078
          94,300  Parmalat Finaziaria SPA (IT)......................                296,718
          26,900  Viscofan SA (SP)..................................                209,442
                                                                           ----------------
                                                                                    648,238
                                                                           ----------------
PHARMACEUTICALS-4.9%
           4,600  Altana AG (GE)....................................                287,896
           7,100  AstraZeneca Group PLC (UK)........................                284,703
           5,763  Biovail Corporation (CA)*.........................                271,207
          47,900  Galen Holdings PLC (UK)...........................                411,418
          23,452  GlaxoSmithKline PLC (UK)..........................                473,297
          19,188  Novartis AG (SZ)..................................                759,304
          13,000  Ono Pharmaceuticals Company Limited (JA)..........                402,748
           5,975  Sanofi-Synthelabo SA (FR).........................                349,937
          27,000  Shire Pharmaceuticals Group PLC (UK)*.............                178,218
          14,000  Takeda Chemical Industries Limited (JA)...........                516,511
                                                                           ----------------
                                                                                  3,935,239
                                                                           ----------------
PRECIOUS METALS & MINERALS-0.3%
          17,300  ThyssenKrupp AG (GE)..............................                198,271
                                                                           ----------------
PROPERTY & CASUALTY INSURANCE-0.8%
          17,900  Kingsway Financial Services, Inc. (CA)*...........                215,385
          68,000  QBE Insurance Group Limited (AU)..................                425,029
                                                                           ----------------
                                                                                    640,414
                                                                           ----------------
PUBLISHING-0.3%
          27,700  Johnston Press PLC (UK)...........................                197,982
                                                                           ----------------
RAILROADS-0.5%
           8,300  Canadian National Railway Company (CA)............                400,558
                                                                           ----------------
REAL ESTATE INVESTMENT TRUSTS-0.3%
             110  Sumitomo Mitsui Financial Group, Inc. (JA)........                240,017
                                                                           ----------------


-------------------------------------------------------------------------------------------
SHARES                                                                       MARKET VALUE

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.8%
          55,300  Cheung Kong (Holdings) Limited (CN)...............       $        332,590
         197,000  Henderson Investment Limited (HK).................                189,469
          22,302  Inmobiliaria Urbis SA (SP)........................                171,849
          15,000  Land Securities PLC (UK)..........................                193,441
          41,000  Mitsui Fudosan Company Limited (JA)...............                261,895
           4,900  Wereldhave NV (NE)................................                308,079
                                                                           ----------------
                                                                                  1,457,323
                                                                           ----------------
SEMICONDUCTORS-0.7%
           6,775  Marvell Technology Group Limited (BD)*............                232,857
          15,400  Micronas Semiconductor Holding AG (SZ)*...........                310,388
                                                                           ----------------
                                                                                    543,245
                                                                           ----------------
SOFT DRINKS-0.1%
           8,000  Kirin Beverage Corporation (JA)...................                120,192
                                                                           ----------------
SPECIALTY CHEMICALS-0.2%
           2,900  Ciba Specialty Chemicals AG (SZ)*.................                175,563
                                                                           ----------------
THRIFTS & MORTGAGE FINANCE-0.5%
          38,000  Northern Rock PLC (UK)............................                447,096
                                                                           ----------------
TIRES & RUBBER-0.3%
           9,900  Continental AG (GE)...............................                207,823
                                                                           ----------------
TRADING COMPANIES & DISTRIBUTORS-0.4%
          42,000  Mitsubishi Corporation (JA).......................                291,368
                                                                           ----------------
TRUCKING-0.3%
          37,000  Seino Transportation Company Limited (JA).........                211,693
                                                                           ----------------
WATER UTILITIES-0.2%
          26,700  Kelda Group PLC (UK)..............................                188,354
                                                                           ----------------
WIRELESS TELECOMMUNICATION SERVICES-2.3%
              79  KDDI Corporation (JA).............................                305,934
          53,800  Orange SA (FR)*...................................                477,577
         535,475  Vodafone Group PLC (UK)...........................              1,047,081
                                                                           ----------------
                                                                                  1,830,592
                                                                           ----------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$30,737,052)..................................................             35,245,519
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL
AMOUNT                                                                      AMORTIZED COST

-------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-3.2%

OTHER DIVERSIFIED FINANCIAL SERVICES-3.2%
$      2,600,000  Merrill Lynch & Company
                  1.30% 7/1/03......................................       $      2,600,000
                                                                           ----------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$2,600,000).........................................              2,600,000
                                                                           ----------------
TOTAL INVESTMENTS-100.4%
(TOTAL COST-$70,696,410)............................................             81,036,814
                                                                           ----------------
OTHER ASSETS AND LIABILITIES-(0.4%).................................               (317,842)
                                                                           ----------------
NET ASSETS-100.0%...................................................       $     80,718,972
                                                                           ================

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost..............................  $ 70,696,410
                                                              ------------
Investment securities, at market............................    81,036,814
Cash........................................................       156,246
Foreign currency (cost $242,802)............................       241,919
Receivables:
  Investment securities sold................................     1,124,773
  Capital shares sold.......................................         3,696
  Dividends.................................................        58,517
  From transfer agent.......................................         1,644
Other assets................................................        71,349
                                                              ------------
    Total Assets............................................    82,694,958
                                                              ------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased...........................     1,745,533
  Capital shares redeemed...................................        32,919
  Advisory fees.............................................        67,711
  Shareholder servicing fees................................         9,648
  Accounting fees...........................................         5,180
  Distribution fees.........................................        16,891
  Custodian fees............................................         6,568
  Other.....................................................        91,536
                                                              ------------
    Total Liabilities.......................................     1,975,986
                                                              ------------
Net Assets..................................................  $ 80,718,972
                                                              ============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus).....................  $161,938,727
Undistributed net investment income.........................        16,175
Accumulated net realized loss from security transactions
  (net of foreign taxes on Indian investments of $59,092)...   (91,581,201)
Net unrealized appreciation on investments and foreign
  currency translation......................................    10,345,271
                                                              ------------
    Total...................................................  $ 80,718,972
                                                              ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (UNAUDITED) (CONTINUED)

Net Assets--Class A.........................................  $    511,674
Shares Outstanding--Class A.................................        54,666
Net Asset Value, Redemption Price Per Share.................  $       9.36
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of offering
  price)....................................................  $       9.93

Net Assets--Class B.........................................  $  1,548,657
Shares Outstanding--Class B.................................       170,088
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales charge)
  Per Share.................................................  $       9.10

Net Assets--Class C.........................................  $    232,560
Shares Outstanding--Class C.................................        26,051
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales charge)
  Per Share.................................................  $       8.93

Net Assets--Class F.........................................  $ 61,966,520
Shares Outstanding--Class F.................................     6,604,310
Net Asset Value, Offering and Redemption Price Per Share....  $       9.38

Net Assets--Class R.........................................  $ 16,408,825
Shares Outstanding--Class R.................................     1,723,585
Net Asset Value, Offering and Redemption Price Per Share....  $       9.52

Net Assets--Class T.........................................  $     50,736
Shares Outstanding--Class T.................................         5,750
Net Asset Value, Redemption Price Per Share.................  $       8.82
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of offering
  price)....................................................  $       9.24

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.................................................  $    793,094
  Interest..................................................        15,975
  Foreign taxes withheld....................................       (66,394)
                                                              ------------
    Total Investment Income.................................       742,675
                                                              ------------
EXPENSES:
  Advisory fees--Note 2.....................................       373,950
  Shareholder servicing fees--Note 2........................        61,221
  Accounting fees--Note 2...................................        28,674
  Distribution fees--Note 2.................................        78,756
  Transfer agency fees--Note 2..............................        54,077
  Registration fees.........................................        29,893
  Postage and mailing expenses..............................        11,896
  Custodian fees and expenses--Note 2.......................        39,409
  Printing expenses.........................................        22,160
  Legal and audit fees......................................         7,934
  Directors' fees and expenses--Note 2......................         8,718
  Other expenses............................................        20,330
                                                              ------------
    Total Expenses..........................................       737,018
    Earnings Credits........................................        (1,013)
    Reimbursed/Waived Expenses..............................        (6,501)
    Expense Offset to Broker Commissions....................        (3,004)
                                                              ------------
    Net Expenses............................................       726,500
                                                              ------------
  Net Investment Income.....................................        16,175
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
SECURITY TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security transactions (net of foreign taxes on Indian
  investments of $59,092)...................................    (7,371,859)
  Foreign currency transactions.............................         3,286
                                                              ------------
    Net Realized Loss.......................................    (7,368,573)
Net Change in Unrealized Appreciation/Depreciation of
Investments and Foreign Currency Translation................    16,390,671
                                                              ------------
    Net Realized and Unrealized Gain........................     9,022,098
                                                              ------------
Net Increase in Net Assets Resulting from Operations........  $  9,038,273
                                                              ============

Purchases of long-term securities...........................  $ 59,647,602
Proceeds from sales of long-term securities.................  $ 62,661,515

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                                               SIX MONTHS       YEAR
                                                                 ENDED         ENDED
                                                                6/30/03       12/31/02
                                                              ------------  ------------
OPERATIONS
Net Investment Income (Loss)................................  $    16,175   $   (493,713)
Net Realized Loss...........................................   (7,368,573)   (21,248,091)
Net Change in Unrealized Appreciation/Depreciation..........   16,390,671    (11,501,638)
                                                              -----------   ------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................    9,038,273    (33,243,442)
                                                              -----------   ------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...................................................     (110,347)      (185,979)
  Class B...................................................      (80,441)        (3,433)
  Class C...................................................      (15,459)       (61,045)
  Class F...................................................   (4,815,878)   (14,839,943)
  Class R...................................................      486,547        225,695
  Class T...................................................       (1,835)       (19,951)
                                                              -----------   ------------

Net Decrease from Capital Share Transactions................   (4,537,413)   (14,884,656)
                                                              -----------   ------------

Net Increase (Decrease) in Net Assets.......................    4,500,860    (48,128,098)

NET ASSETS
  Beginning of period.......................................  $76,218,112   $124,346,210
                                                              -----------   ------------
  End of period.............................................  $80,718,972   $ 76,218,112
                                                              ===========   ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                                       YEAR ENDED
                                                               SIX MONTHS             DECEMBER 31,
                                                                  ENDED      ------------------------------
                                                              JUNE 30, 2003    2002       2001       2000
                                                              -------------  ---------  ---------  --------
CLASS A SHARES
Net Asset Value, beginning of period........................     $  8.32      $ 11.71    $ 15.78   $ 25.18
Income from investment operations:
    Net investment loss.....................................       (0.07)       (0.15)     (0.09)    (0.09)
    Net gains (losses) on securities (both realized and
      unrealized)...........................................        1.11        (3.24)     (3.98)    (5.44)
                                                                 -------      -------    -------   -------
        Total from investment operations....................        1.04        (3.39)     (4.07)    (5.53)
Less distributions:
    From net investment income..............................        0.00         0.00       0.00      0.00
    From net realized gains.................................        0.00         0.00       0.00     (3.87)
                                                                 -------      -------    -------   -------
        Total distributions.................................        0.00         0.00       0.00     (3.87)

Net Asset Value, end of period..............................     $  9.36      $  8.32    $ 11.71   $ 15.78
                                                                 =======      =======    =======   =======
Total Return/Ratios
    Total return*...........................................       12.50%      (28.95%)   (25.79%)  (21.82%)
    Net assets, end of period (000s)........................     $   512      $   543    $ 1,003   $   800
    Net expenses to average net assets#,+...................        2.02%**      2.06%      2.09%     1.41%
    Gross expenses to average net assets#,+.................        2.02%**      2.06%      2.10%     1.43%
    Net investment loss to average net assets+..............       (0.03%)**    (0.77%)    (0.96%)   (0.35%)
    Portfolio turnover rate@................................         172%         211%       145%      210%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003. Had these fees not been waived, the net expense ratio would have been 2.03%. The gross expense ratio would have been 2.03%. The net investment loss ratio would have been (0.04%).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                                       YEAR ENDED
                                                               SIX MONTHS             DECEMBER 31,
                                                                  ENDED      ------------------------------
                                                              JUNE 30, 2003    2002       2001       2000
                                                              -------------  ---------  ---------  --------
CLASS B SHARES
Net Asset Value, beginning of period........................     $  8.12      $ 11.52    $ 15.57   $ 25.18
Income from investment operations:
    Net investment loss.....................................       (0.06)       (0.14)     (0.15)    (0.11)
    Net gains (losses) on securities (both realized and
      unrealized)...........................................        1.04        (3.26)     (3.90)    (5.63)
                                                                 -------      -------    -------   -------
        Total from investment operations....................        0.98        (3.40)     (4.05)    (5.74)
Less distributions:
    From net investment income..............................        0.00         0.00       0.00      0.00
    From net realized gains.................................        0.00         0.00       0.00     (3.87)
                                                                 -------      -------    -------   -------
        Total distributions.................................        0.00         0.00       0.00     (3.87)

Net Asset Value, end of period..............................     $  9.10      $  8.12    $ 11.52   $ 15.57
                                                                 =======      =======    =======   =======
Total Return/Ratios
    Total return*...........................................       12.07%      (29.51%)   (26.01%)  (22.67%)
    Net assets, end of period (000s)........................     $ 1,549      $ 1,459    $ 2,089   $ 2,329
    Net expenses to average net assets#,+...................        2.81%**      2.70%      2.53%     2.21%
    Gross expenses to average net assets#,+.................        2.81%**      2.71%      2.54%     2.25%
    Net investment loss to average net assets+..............       (0.82%)**    (1.41%)    (1.43%)   (1.40%)
    Portfolio turnover rate@................................         172%         211%       145%      210%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003. Had these fees not been waived, the net expense ratio would have been 2.83%. The gross expense ratio would have been 2.83%. The net investment loss ratio would have been (0.84%).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                                       YEAR ENDED
                                                               SIX MONTHS             DECEMBER 31,
                                                                  ENDED      ------------------------------
                                                              JUNE 30, 2003    2002       2001       2000
                                                              -------------  ---------  ---------  --------
CLASS C SHARES
Net Asset Value, beginning of period........................     $  7.96      $ 11.34    $ 15.56   $ 25.18
Income from investment operations:
    Net investment loss.....................................       (0.08)       (0.30)     (0.30)    (0.11)
    Net gains (losses) on securities (both realized and
      unrealized)...........................................        1.05        (3.08)     (3.92)    (5.64)
                                                                 -------      -------    -------   -------
        Total from investment operations....................        0.97        (3.38)     (4.22)    (5.75)
Less distributions:
    From net investment income..............................        0.00         0.00       0.00      0.00
    From net realized gains.................................        0.00         0.00       0.00     (3.87)
                                                                 -------      -------    -------   -------
        Total distributions.................................        0.00         0.00       0.00     (3.87)

Net Asset Value, end of period..............................     $  8.93      $  7.96    $ 11.34   $ 15.56
                                                                 =======      =======    =======   =======
Total Return/Ratios
    Total return*...........................................       12.19%      (29.81%)   (27.12%)  (22.70%)
    Net assets, end of period (000s)........................     $   233      $   218    $   380   $   375
    Net expenses to average net assets#,+...................        2.86%**      3.33%      4.17%     2.21%
    Gross expenses to average net assets#,+.................        2.87%**      3.33%      4.18%     2.25%
    Net investment loss to average net assets,+.............       (0.97%)**    (2.05%)    (3.07%)   (1.31%)
    Portfolio turnover rate@................................         172%         211%       145%      210%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian or reimbursed by the management company for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived or reimbursed, the net expense ratios would have been 2.88% (2003) and 3.40% (2002). The gross expense ratios would have been 2.89% (2003) and 3.40% (2002). The net investment loss ratios would have been (0.99%) (2003) and (2.12%) (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                      SIX MONTHS
                                                        ENDED                       YEAR ENDED DECEMBER 31,
                                                       JUNE 30,     -------------------------------------------------------
                                                         2003        2002        2001        2000        1999        1998
                                                      ----------    -------    --------    --------    --------    --------
CLASS F SHARES
Net Asset Value, beginning of period..............     $  8.33      $ 11.72    $  15.69    $  25.17    $  22.06    $  21.11
Income from investment operations:
    Net investment income (loss)..................       (0.04)       (0.13)      (0.14)      (0.16)      (0.06)       0.08
    Net gains (losses) on securities (both
      realized and unrealized)....................        1.09        (3.26)      (3.83)      (5.45)      10.11        1.90
                                                       -------      -------    --------    --------    --------    --------
        Total from investment operations..........        1.05        (3.39)      (3.97)      (5.61)      10.05        1.98
Less distributions:
    From net investment income....................        0.00         0.00        0.00        0.00        0.00       (0.09)
    From net realized gains.......................        0.00         0.00        0.00       (3.87)      (6.94)      (0.94)
                                                       -------      -------    --------    --------    --------    --------
        Total distributions.......................        0.00         0.00        0.00       (3.87)      (6.94)      (1.03)
Net Asset Value, end of period....................     $  9.38      $  8.33    $  11.72    $  15.69    $  25.17    $  22.06
                                                       =======      =======    ========    ========    ========    ========
Total Return/Ratios
    Total return..................................       12.61%      (28.92%)    (25.30%)    (22.14%)     48.78%       9.63%
    Net assets, end of period (000s)..............     $61,967      $59,890    $101,592    $176,405    $284,839    $272,053
    Net expenses to average net assets#,+.........        2.02%**      1.84%       1.60%       1.52%       1.53%       1.47%
    Gross expenses to average net assets#,+.......        2.02%**      1.84%       1.61%       1.54%       1.55%       1.49%
    Net investment income (loss) to average net
      assets+.....................................       (0.03%)**    (0.55%)     (0.50%)     (0.67%)     (0.27%)      0.33%
    Portfolio turnover rate@......................         172%         211%        145%        210%        157%         86%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003. Had these fees not been waived, the net expense ratio would have been 2.04%. The gross expense ratio would have been 2.04%. The net investment loss ratio would have been (0.05%).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                                       YEAR ENDED
                                                               SIX MONTHS             DECEMBER 31,
                                                                  ENDED      ------------------------------
                                                              JUNE 30, 2003    2002       2001       2000
                                                              -------------  ---------  ---------  --------
CLASS R SHARES
Net Asset Value, beginning of period........................     $  8.44      $ 11.81    $ 15.75   $ 25.18
Income from investment operations:
    Net investment income (loss)............................        0.02        (0.01)     (0.02)     0.00+
    Net gains (losses) on securities (both realized and
      unrealized)...........................................        1.06        (3.36)     (3.92)    (5.56)
                                                                 -------      -------    -------   -------
        Total from investment operations....................        1.08        (3.37)     (3.94)    (5.56)
Less distributions:
    From net investment income..............................        0.00         0.00       0.00      0.00
    From net realized gains.................................        0.00         0.00       0.00     (3.87)
                                                                 -------      -------    -------   -------
        Total distributions.................................        0.00         0.00       0.00     (3.87)

Net Asset Value, end of period..............................     $  9.52      $  8.44    $ 11.81   $ 15.75
                                                                 =======      =======    =======   =======
Total Return/Ratios
    Total return............................................       12.80%      (28.54%)   (25.02%)  (21.94%)
    Net assets, end of period (000s)........................     $16,409      $14,060    $19,193   $27,611
    Net expenses to average net assets#,+...................        1.53%**      1.41%      1.24%     1.22%
    Gross expenses to average net assets#,+.................        1.53%**      1.41%      1.25%     1.26%
    Net investment income (loss) to average net assets+.....        0.46%**     (0.13%)    (0.14%)   (0.49%)
    Portfolio turnover rate@................................         172%         211%       145%      210%

  + Net investment loss for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003. Had these fees not been waived, the net expense ratio would have been 1.55%. The gross expense ratio would have been 1.55%. The net investment income ratio would have been 0.44%.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                                       YEAR ENDED
                                                               SIX MONTHS             DECEMBER 31,
                                                                  ENDED      ------------------------------
                                                              JUNE 30, 2003    2002       2001       2000
                                                              -------------  ---------  ---------  --------
CLASS T SHARES
Net Asset Value, beginning of period........................     $  7.89      $ 11.46    $ 15.65   $ 25.18
Income from investment operations:
    Net investment loss.....................................       (0.09)       (0.59)     (0.26)    (0.06)
    Net gains (losses) on securities (both realized and
      unrealized)...........................................        1.02        (2.98)     (3.93)    (5.60)
                                                                 -------      -------    -------   -------
        Total from investment operations....................        0.93        (3.57)     (4.19)    (5.66)
Less distributions:
    From net investment income..............................        0.00         0.00       0.00      0.00
    From net realized gains.................................        0.00         0.00       0.00     (3.87)
                                                                 -------      -------    -------   -------
        Total distributions.................................        0.00         0.00       0.00     (3.87)
Net Asset Value, end of period..............................     $  8.82      $  7.89    $ 11.46   $ 15.65
                                                                 =======      =======    =======   =======
Total Return/Ratios
    Total return*...........................................       11.79%      (31.15%)   (26.77%)  (22.34%)
    Net assets, end of period (000s)........................     $    51      $    47    $    90   $    48
    Net expenses to average net assets#,+...................        3.24%**      4.60%      3.74%     1.72%
    Gross expenses to average net assets#,+.................        3.24%**      4.60%      3.75%     1.76%
    Net investment loss to average net assets+..............       (1.26%)**    (2.88%)    (2.72%)   (0.76%)
    Portfolio turnover rate@................................         172%         211%       145%      210%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian or reimbursed by the management company for the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Had these fees not been waived or reimbursed, the net expense ratios would have been 3.26% (2003), 5.48% (2002), and 10.01%
     (2001). The gross expense ratios would have been 3.26% (2003), 5.48%
     (2002), and 10.02% (2001). The net investment loss ratios would have been (1.28%) (2003), (3.76%) (2002), and (8.99%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Worldwide Growth Fund (the "Fund"). The Fund offers
Class A, Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITIES VALUATION--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2003 for settling foreign trades is listed on the Statement of Assets and Liabilities.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal

Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $18,122 and $40,250, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $7,586 and $12,628, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                    TRANSFER AGENCY
                                                       FEES PAID
                                                    ---------------
Class A...........................................      $  816
Class B...........................................      $2,279
Class C...........................................      $  396
Class R...........................................      $2,868
Class T...........................................      $  293

  Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.
  DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $72,373 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $  682
Class B.................................     $5,414            $1,805
Class C.................................     $  911            $  304
Class T.................................     $   58            $   58

  During the six months ended June 30, 2003, DSC retained $1,497 and $18 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $7,130 of contingent deferred sales charges relating to redemptions of Class B shares.
  FUND ACCOUNTING AND ADMINISTRATIVE FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed by applying the following rates, as applicable, to the domestic assets and foreign assets, with the proportions of domestic and foreign assets recalculated monthly, plus reasonable out-of-pocket expenses.

ON ASSETS IN EXCESS OF  BUT NOT EXCEEDING  DOMESTIC FEE  FOREIGN FEE
----------------------  -----------------  ------------  -----------
$0...............         $500 million          0.06%         0.10%
$500 million.....           $1 billion          0.04%        0.065%
$1 billion.......                               0.02%         0.02%

  Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $6,501. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses..................................  $ 80,131,891
Post-October Capital Loss Deferral..........................  $  1,926,432
Post-October Currency Loss Deferral.........................  $          0
Federal Tax Cost............................................  $ 72,202,583
Gross Tax Appreciation of Investments.......................  $ 10,129,484
Gross Tax Depreciation of Investments.......................  $ (1,295,253)
Net Tax Appreciation........................................  $  8,834,231

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                                       SIX MONTHS                             YEAR
                                                                         ENDED                               ENDED
                                                                        6/30/03                             12/31/02
                                                           ----------------------------------  ----------------------------------
                                                               SHARES            AMOUNT            SHARES            AMOUNT
                                                           ---------------  -----------------  ---------------  -----------------
CLASS A
Sold.....................................................          117,847  $       1,090,513          431,081  $       4,390,277
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................         (128,488) $      (1,200,860)        (451,369) $      (4,576,256)
NET DECREASE.............................................          (10,641) $        (110,347)         (20,288) $        (185,979)
CLASS B
Sold.....................................................            3,011  $          25,092           40,977  $         409,634
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................          (12,549) $        (105,533)         (42,643) $        (413,067)
NET DECREASE.............................................           (9,538) $         (80,441)          (1,666) $          (3,433)
CLASS C
Sold.....................................................           49,191  $         387,675           12,934  $         110,508
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................          (50,577) $        (403,134)         (19,036) $        (171,553)
NET DECREASE.............................................           (1,386) $         (15,459)          (6,102) $         (61,045)
CLASS F
Sold.....................................................        1,383,462  $      11,480,913        4,440,187  $      42,616,720
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................       (1,965,714) $     (16,296,791)      (5,924,226) $     (57,456,663)
NET DECREASE.............................................         (582,252) $      (4,815,878)      (1,484,039) $     (14,839,943)
CLASS R
Sold.....................................................          129,377  $       1,113,981          427,695  $       4,393,330
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................          (71,993) $        (627,434)        (386,843) $      (4,167,635)
NET INCREASE.............................................           57,384  $         486,547           40,852  $         225,695
CLASS T
Sold.....................................................                0  $               0          142,397  $       1,559,000
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................             (231) $          (1,835)        (144,278) $      (1,578,951)
NET DECREASE.............................................             (231) $          (1,835)          (1,881) $         (19,951)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                      This page intentionally left blank.

DREYFUS FOUNDERS
WORLDWIDE GROWTH FUND
P.O. Box 55360
Boston, MA  02205-8252
1-800-525-2440
www.founders.com

INVESTMENT MANAGER
Founders Asset Management LLC
A MELLON FINANCIAL COMPANY(SM)
2930 East Third Avenue
Denver, CO  80206

DISTRIBUTOR
Dreyfus Service Corporation
200 Park Avenue
New York, NY  10166

This report is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus, which contains more complete information including charges, expenses, and share classes. Please read the prospectus carefully before you invest or send money. Date of first use: August 28, 2003

    Dreyfus Service Corporation, Distributor. (C) 2003 Founders Asset Management LLC.

                                                                    A-636-WWG-03

DREYFUS FOUNDERS
BALANCED FUND


SEMIANNUAL REPORT       JUNE 30, 2003


[GRAPHIC]


                                                 YOU, YOUR ADVISOR AND
                                                 [DREYFUS LOGO]
                                                 A MELLON FINANCIAL COMPANY(sm)

TABLE OF CONTENTS

Management Overview                       3
Statement of Investments                 10
Statement of Assets and Liabilities      16
Statement of Operations                  18
Statements of Changes in Net Assets      19
Financial Highlights                     20
Notes to Financial Statements            26



The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN JARES]
[PHOTO OF JOHN JOHNSON]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN JARES, CFA, LEFT, AND ASSISTANT PORTFOLIO MANAGER JOHN JOHNSON, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

Although the first few months of the period showed that renewed confidence in the equity market was slow to materialize, a mid-March rally was sparked by increasing confidence in a more robust economic recovery.

     While we were pleased with the Fund's performance, in this rising market the Fund's fixed-income component caused performance to lag the all-equity index, the Standard & Poor's 500 Index, which returned 11.76% for the period.

WHAT SPECIFIC MARKET DYNAMICS AFFECTED THE FUNDS PERFORMANCE DURING THE PERIOD?

It has been an interesting six months for the market and for the Fund.
At the beginning of the year, initial tepid interest in the market due to a protracted economic recovery, the looming war with Iraq and additional allegations of corporate malfeasance idled the interest of investors. Corporate spending and hiring remained static. Continuing increases in unemployment--which reached a nine-year high of 6.4% in

[SIDENOTE]

"CONSUMER CONFIDENCE CONTINUED TO DRIVE THE CONSUMER DISCRETIONARY SECTOR AS SPENDING IMPROVED."

PERFORMANCE HIGHLIGHTS

- The mid-March market rally spurred renewed, albeit cautious, confidence in the equities market.

- The Fund's holdings in the consumer discretionary sector fared well due to continued consumer spending.

- Cardiovascular innovations and gains in the generic drug marketplace propelled the Fund's holdings in the healthcare sector.

- Underperforming technology holdings hampered the Fund's performance.

- Through in-depth research, we continue to seek investment opportunities in the stock and bond markets.

June, up from 5.7% in January--also tempered equity investing. The reaction in the marketplace was to move to more defensive securities.

     However, as the reporting period passed its mid-point, the broad market saw a powerful rally in equity prices. The Iraqi conflict seemed to be winding down. Optimism for improved earnings strengthened. The low interest rate environment kept consumer confidence at a relatively high level, helping maintain economic growth. Investors began to move back into equities due to an improved fundamental outlook and low-yielding alternative investments. The Fund was poised to benefit from this measured shift.

WHAT DECISIONS POSITIVELY IMPACTED THE PERFORMANCE OF THE FUND DURING THE
PERIOD?

Through the first half of 2003, the Fund began to take advantage of the improving fundamentals and valuations in the technology, financials and energy sectors. Oil services companies gained, spurred by spending from the oil companies due to tight supplies of North American natural gas, as well as the continued decline in current production from existing wells.

     Consumer confidence continued to drive the consumer discretionary sector as spending improved. The Fund's relative overweight position and strong performing stock selections in this sector boosted the Fund's performance during the period. Holdings such as BEST BUY COMPANY, INC., a leading retailer of home electronics, and cruise-ship operator ROYAL CARIBBEAN CRUISES LIMITED, took advantage of consumers' continued capital spending on electronics and leisure travel, and because of this, both companies posted solid gains. In addition, cosmetic and fragrance manufacturer ESTEE LAUDER COMPANIES, INC., and the home improvement chain HOME DEPOT, INC. performed well during the period, contributing positively to the Funds overall performance.

     Healthcare also provided positive opportunities during the period, as the Fund capitalized on holdings focused on the improvement of cardiovascular health as well as the production of affordable drugs. BOSTON SCIENTIFIC CORPORATION contributed to the Fund's performance as it benefited from the success of its pioneering approach to interventional cardiology. This approach improves upon existing technology by applying a drug to cardiovascular stents to help control coronary artery disease.

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  Estee Lauder Companies, Inc. (EL)                       4.15%
2.  Royal Caribbean Cruises Limited (RCL)                   3.50%
3.  General Electric Company (GE)                           3.50%
4.  Microsoft Corporation (MSFT)                            2.76%
5.  Pfizer, Inc. (PFE)                                      2.75%
6.  Coca-Cola Company (KO)                                  2.60%
7.  International Business Machines Corporation (IBM)       2.53%
8.  Colgate-Palmolive Company (CL)                          2.51%
9.  Verizon Communications, Inc. (VZ)                       2.36%
10. MBNA Corporation (KRB)                                  2.34%

Holdings listed are a percentage of equity assets. Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

     Also during the period, Congress continued debate, passing separate bills, on The Medicare Prescription Drug and Modernization Act of 2003. This drew interest to many aspects of domestic healthcare, specifically the generic drug industry. TEVA PHARMACEUTICAL INDUSTRIES LIMITED, a generic drug manufacturer, proved to be a positive stock selection in light of this attention.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Balanced Fund on 6/30/93 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Standard & Poor's (S&P) 500 Index is a market-value-weighted, unmanaged index of common stocks considered representative of the broad market. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The S&P 500 Index does not include a fixed-income component, while the Fund does. The Lipper Balanced Fund Index is an average of the performance of the 30 largest balanced funds tracked by Lipper Inc., adjusted for the reinvestment of dividends and capital gain distributions and reflective of the management expenses associated with the actual funds included in the Index. Further information related to Fund performance is contained elsewhere in this report.

WHAT HINDERED THE FUNDS OVERALL PERFORMANCE DURING THE HALF?

Underperforming technology holdings also proved deficient to the Fund's performance. BMC SOFTWARE, INC., a manufacturer of computer hardware and software systems, was one such holding that performed poorly during the period and hampered Fund performance. Already saddled with a difficult environment in which to sell, BMC Software underperformed due to missed revenue growth estimates.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       3.68%   (3.96%)       --        --     (10.25%)
  Without sales charge           10.04%    1.88%        --        --      (8.71%)

CLASS B SHARES (12/31/99)
  With redemption*                5.46%   (2.90%)       --        --     (10.18%)
  Without redemption              9.46%    1.10%        --        --      (9.41%)

CLASS C SHARES (12/31/99)
  With redemption**               8.34%   (0.43%)       --        --      (9.86%)
  Without redemption              9.34%    0.57%        --        --      (9.86%)

CLASS F SHARES (2/19/63)         10.01%    2.01%     (5.68%)    4.79%       N/A

CLASS R SHARES (12/31/99)         9.63%    8.66%        --        --      (8.85%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)       4.48%    2.77%        --        --      (9.55%)
  Without sales charge            9.34%    7.62%        --        --      (8.36%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

HOW DID THE FIXED-INCOME PORTION OF THE PORTFOLIO IMPACT THE FUND IN THE FIRST HALF?

The fixed-income portion of the Fund fared well from the slowed recovery of the economy and the market. Economic fundamentals remained not only stagnant during the period, but in some cases showed signs of contracting. Manufacturing activity and retail sales also became anemic. Unemployment reached a nine-year high in June. All of these economic factors contributed to the positive contribution the Fund's fixed-income holdings made to its overall performance.

     Appropriate to the Fund's investment philosophy, corporate credits and sectors were carefully selected for appreciation potential. At period's end, the fixed-income portion of the Funds allocation to corporate

[CHART]

COMPOSITION OF EQUITY ASSETS

18.36%  Information Technology
17.80%  Consumer Discretionary
15.05%  Consumer Staples
13.52%  Financials
13.37%  Healthcare
 8.78%  Industrials
 7.64%  Energy
 3.24%  Telecommunications Services
 1.56%  Materials
 0.68%  Utilities

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

bonds--34.2% with all bonds rated as investment-grade, the majority of exposure concentrated in the AA and A rating categories--benefited performance. Additionally, Treasury and Agency securities represented 42.2% of the fixed-income portion of the Fund and provided much of the Fund's liquidity.

     The Fund sold its position in Freddie Mac securities in June due to a Securities and Exchange Commission-led investigation into the mortgage financier's accounting issues. We are closely monitoring the Freddie Mac situation, as well as Government Sponsored Enterprises in general, and view any efforts to increase regulatory oversight, disclosure and capital requirements positively for debt holders.

     Overall, the Fund's fixed-income holdings provided a strong foundation and a defensive position for investors as the market slowly moved toward recovery.

As we move into the final half of 2003, our investment strategy remains constant. We will continue to apply our fundamental bottom-up approach and intensive research process for the Fund by seeking stocks that are poised to exhibit growth characteristics at attractive valuations.

/s/ John B. Jares       /s/ John Johnson

John B. Jares, CFA      John Johnson, CFA
Portfolio Manager       Assistant Portfolio Manager

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMON STOCKS (DOMESTIC)-53.0%
ADVERTISING-0.6%
          24,300  Lamar Advertising Company*........................       $        855,603
                                                                           ----------------
AIRLINES-1.2%
          65,300  Northwest Airlines Corporation Class A*...........                737,237
          48,600  Southwest Airlines Company........................                835,920
                                                                           ----------------
                                                                                  1,573,157
                                                                           ----------------
APPLICATION SOFTWARE-0.2%
          14,650  PeopleSoft, Inc.*.................................                257,694
                                                                           ----------------
ASSET MANAGEMENT & CUSTODY BANKS-1.3%
         102,725  Janus Capital Group, Inc..........................              1,684,690
                                                                           ----------------
BIOTECHNOLOGY-0.6%
          11,400  Amgen, Inc.*......................................                757,416
                                                                           ----------------
BROADCASTING & CABLE TV-1.3%
          17,500  Clear Channel Communications, Inc.*...............                741,825
          34,600  Comcast Corporation Special Class A*..............                997,518
                                                                           ----------------
                                                                                  1,739,343
                                                                           ----------------
CASINOS & GAMING-0.4%
          14,400  MGM Mirage, Inc.*.................................                492,192
                                                                           ----------------
COMMUNICATIONS EQUIPMENT-0.6%
          51,100  Cisco Systems, Inc.*..............................                852,859
                                                                           ----------------
COMPUTER & ELECTRONICS RETAIL-1.2%
          35,450  Best Buy Company, Inc.*...........................              1,556,964
                                                                           ----------------
COMPUTER HARDWARE-1.4%
          23,200  International Business Machines Corporation.......              1,914,000
                                                                           ----------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

CONSUMER FINANCE-1.3%
          84,850  MBNA Corporation..................................       $      1,768,274
                                                                           ----------------
DATA PROCESSING & OUTSOURCED SERVICES-1.0%
          37,400  Fiserv, Inc.*.....................................              1,331,814
                                                                           ----------------
DEPARTMENT STORES-0.3%
          18,500  Nordstrom, Inc....................................                361,120
                                                                           ----------------
DIVERSIFIED BANKS-2.0%
          13,200  Bank of America Corporation.......................              1,043,196
          31,100  Wells Fargo & Company.............................              1,567,440
                                                                           ----------------
                                                                                  2,610,636
                                                                           ----------------
DIVERSIFIED COMMERCIAL SERVICES-0.3%
          24,700  Cendant Corporation*..............................                452,504
                                                                           ----------------
FOOD RETAIL-1.0%
          68,000  Safeway, Inc.*....................................              1,391,280
                                                                           ----------------
GAS UTILITIES-0.4%
           9,475  Kinder Morgan, Inc................................                517,809
                                                                           ----------------
HEALTHCARE EQUIPMENT-1.0%
          20,600  Boston Scientific Corporation*....................              1,258,660
                                                                           ----------------
HEALTHCARE SERVICES-0.8%
          41,900  Caremark Rx, Inc.*................................              1,075,992
                                                                           ----------------
HOME IMPROVEMENT RETAIL-1.0%
          40,800  Home Depot, Inc...................................              1,351,296
                                                                           ----------------
HOTELS, RESORTS & CRUISE LINES-0.2%
           9,700  Carnival Corporation Class A......................                315,347
                                                                           ----------------
HOUSEHOLD PRODUCTS-2.1%
          32,800  Colgate-Palmolive Company.........................              1,900,760
           9,800  Procter & Gamble Company..........................                873,964
                                                                           ----------------
                                                                                  2,774,724
                                                                           ----------------
HYPERMARKETS & SUPER CENTERS-1.2%
          28,300  Wal-Mart Stores, Inc..............................              1,518,861
                                                                           ----------------
INDUSTRIAL CONGLOMERATES-2.5%
           5,100  3M Company........................................                657,798
          92,400  General Electric Company..........................              2,650,032
                                                                           ----------------
                                                                                  3,307,830
                                                                           ----------------
INDUSTRIAL GASES-0.9%
          19,600  Praxair, Inc......................................              1,177,960
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-1.9%
          26,200  SBC Communications, Inc...........................       $        669,410
          45,300  Verizon Communications, Inc.......................              1,787,085
                                                                           ----------------
                                                                                  2,456,495
                                                                           ----------------
INVESTMENT BANKING & BROKERAGE-1.5%
          14,200  Goldman Sachs Group, Inc..........................              1,189,250
          17,400  Morgan Stanley....................................                743,850
                                                                           ----------------
                                                                                  1,933,100
                                                                           ----------------
LEISURE FACILITIES-2.0%
         114,461  Royal Caribbean Cruises Limited...................              2,650,917
                                                                           ----------------
MOVIES & ENTERTAINMENT-2.3%
          40,000  AOL Time Warner, Inc.*............................                643,600
          34,400  Viacom, Inc. Class B*.............................              1,501,904
          43,700  Walt Disney Company...............................                863,075
                                                                           ----------------
                                                                                  3,008,579
                                                                           ----------------
MULTI-LINE INSURANCE-0.8%
          18,000  American International Group, Inc.................                993,240
                                                                           ----------------
OIL & GAS DRILLING-0.6%
          32,700  GlobalSantaFe Corporation.........................                763,218
                                                                           ----------------
OIL & GAS EQUIPMENT & SERVICES-1.4%
          10,200  BJ Services Company*..............................                381,072
          39,100  Smith International, Inc.*........................              1,436,534
                                                                           ----------------
                                                                                  1,817,606
                                                                           ----------------
OIL & GAS EXPLORATION & PRODUCTION-0.7%
          13,335  Apache Corporation................................                867,575
                                                                           ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.9%
          29,066  Citigroup, Inc....................................              1,244,025
                                                                           ----------------
PERSONAL PRODUCTS-2.4%
          93,800  Estee Lauder Companies, Inc. Class A..............              3,145,114
                                                                           ----------------
PHARMACEUTICALS-4.1%
          10,000  Abbott Laboratories...............................                437,600
           8,000  Forest Laboratories, Inc.*........................                438,000
          11,600  Johnson & Johnson.................................                599,720
          19,600  Merck & Company, Inc..............................              1,186,780
          60,950  Pfizer, Inc.......................................              2,081,443
          15,000  Wyeth.............................................                683,250
                                                                           ----------------
                                                                                  5,426,793
                                                                           ----------------
RAILROADS-0.5%
          11,400  Union Pacific Corporation.........................                661,428
                                                                           ----------------

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-0.7%
           7,150  KLA-Tencor Corporation*...........................       $        332,404
          34,300  Lam Research Corporation*.........................                624,603
                                                                           ----------------
                                                                                    957,007
                                                                           ----------------
SEMICONDUCTORS-1.2%
          19,500  Broadcom Corporation*.............................                485,745
          18,900  Maxim Integrated Products, Inc.*..................                646,191
          15,300  Xilinx, Inc.*.....................................                387,243
                                                                           ----------------
                                                                                  1,519,179
                                                                           ----------------
SOFT DRINKS-1.9%
          42,400  Coca-Cola Company.................................              1,967,784
          33,000  Coca-Cola Enterprises, Inc........................                598,950
                                                                           ----------------
                                                                                  2,566,734
                                                                           ----------------
SPECIALTY STORES-0.9%
          35,100  Tiffany & Company.................................              1,147,068
                                                                           ----------------
SYSTEMS SOFTWARE-4.4%
          39,200  Adobe Systems, Inc................................              1,257,144
         102,000  BMC Software, Inc.*...............................              1,665,660
          81,600  Microsoft Corporation.............................              2,089,776
          25,100  Oracle Corporation*...............................                301,702
          19,000  VERITAS Software Corporation*.....................                544,730
                                                                           ----------------
                                                                                  5,859,012
                                                                           ----------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST-$62,463,567)..................................................             69,915,115
                                                                           ----------------
COMMON STOCKS (FOREIGN)-4.4%
INTEGRATED OIL & GAS-0.8%
          23,600  BP PLC Sponsored ADR (UK).........................                991,672
                                                                           ----------------
IT CONSULTING & OTHER SERVICES-0.6%
          45,725  Accenture Limited Class A ADR (BD)*...............                827,165
                                                                           ----------------
OIL & GAS DRILLING-1.0%
          34,000  Nabors Industries Limited (BA)*...................              1,344,700
                                                                           ----------------
PHARMACEUTICALS-1.2%
          28,000  Teva Pharmaceutical Industries Limited Sponsored
                  ADR (IS)..........................................              1,594,040
                                                                           ----------------
RAILROADS-0.5%
          13,500  Canadian National Railway Company (CA)............                651,510
                                                                           ----------------
SEMICONDUCTORS-0.3%
          11,025  Marvell Technology Group Limited (BD)*............                378,929
                                                                           ----------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$4,782,137)...................................................              5,788,016
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL AMOUNT                                                             MARKET VALUE

-------------------------------------------------------------------------------------------

CORPORATE BONDS (DOMESTIC)-14.6%
AUTOMOBILE MANUFACTURERS-2.5%
$      3,000,000  Toyota Motor Credit Corporation Series MTN
                  5.65% 1/15/07.....................................       $      3,321,270
                                                                           ----------------
DIVERSIFIED BANKS-3.4%
       3,540,000  Washington Mutual, Inc.
                  8.25% 4/1/10......................................              4,458,630
                                                                           ----------------
GENERAL MERCHANDISE STORES-1.9%
       2,500,000  Target Corporation
                  4.00% 6/15/13.....................................              2,449,650
                                                                           ----------------
HOUSEHOLD PRODUCTS-2.6%
       3,000,000  Colgate-Palmolive Company
                  5.98% 4/25/12.....................................              3,458,910
                                                                           ----------------
MOVIES & ENTERTAINMENT-1.7%
       2,000,000  Viacom, Inc.
                  7.75% 6/1/05......................................              2,227,480
                                                                           ----------------
PHARMACEUTICALS-2.5%
       3,000,000  Abbott Laboratories
                  5.625% 7/1/06.....................................              3,321,690
                                                                           ----------------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST-$17,358,713)..................................................             19,237,630
                                                                           ----------------
U.S. GOVERNMENT SECURITIES-18.0%
AGENCY PASS THROUGH-3.5%
       4,200,777  U.S. Small Business Administration Series 10-A
                  6.64% 2/1/11......................................              4,598,716
                                                                           ----------------
U.S. AGENCIES-7.0%
                  Federal Home Loan Bank:
       3,500,000  6.50% 11/15/05....................................              3,905,895
       3,000,000  6.70% 4/4/17 Callable 4/4/05......................              3,237,450
       2,000,000  Private Export Funding Corporation
                  3.40% 2/15/08.....................................              2,075,600
                                                                           ----------------
                                                                                  9,218,945
                                                                           ----------------

PRINCIPAL AMOUNT                                                              MARKET VALUE

---------------------------------------------------------------------------------------------

U.S. TREASURY NOTES-7.5%
$      2,044,640  U.S. Treasury Inflation Index Note
                  3.00% 7/15/12.....................................       $        2,253,100
                  U.S. Treasury Note:
       2,500,000  4.00% 11/15/12....................................                2,601,475
       3,000,000  5.00% 2/15/11.....................................                3,367,380
       1,500,000  6.875% 5/15/06....................................                1,718,970
                                                                           ------------------
                                                                                    9,940,925
                                                                           ------------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST-$22,330,570)..................................................               23,758,586
                                                                           ------------------

GOVERNMENT BONDS (FOREIGN)-2.1%
GOVERNMENT SECURITIES-2.1%
   CAD 3,535,000  Province of Quebec
                  6.50% 12/1/05 (CA)................................                2,794,232
                                                                           ------------------
TOTAL GOVERNMENT BONDS (FOREIGN)
(COST-$2,384,524)...................................................                2,794,232
                                                                           ------------------

                                                                               AMORTIZED
                                                                                  COST

---------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-7.6%
OTHER DIVERSIFIED FINANCIAL SERVICES-3.6%
$      4,800,000  Merrill Lynch & Company
                  1.12% 7/2/03......................................       $        4,799,851
                                                                           ------------------
SPECIAL PURPOSE ENTITY-4.0%
       5,300,000  Corporate Asset Funding Corporation
                  1.10% 7/1/03......................................                5,300,000
                                                                           ------------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$10,099,851)........................................               10,099,851
                                                                           ------------------
TOTAL INVESTMENTS-99.7%
(TOTAL COST-$119,419,362)...........................................              131,593,430
                                                                           ------------------
OTHER ASSETS AND LIABILITIES-0.3%...................................                  400,037
                                                                           ------------------
NET ASSETS-100.0%...................................................       $      131,993,467
                                                                           ==================

 SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $119,419,362
                                                    ------------
Investment securities, at market..................   131,593,430
Cash..............................................       438,207
Receivables:
  Investment securities sold......................       291,255
  Capital shares sold.............................       124,199
  Dividends and interest..........................       609,969
Other assets......................................        43,280
                                                    ------------
    Total Assets..................................   133,100,340
                                                    ------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................       249,075
  Capital shares redeemed.........................       571,505
  Advisory fees...................................        71,726
  Shareholder servicing fees......................         6,852
  Accounting fees.................................         6,621
  Distribution fees...............................        48,476
  Custodian fees..................................           544
  Other...........................................       152,074
                                                    ------------
    Total Liabilities.............................     1,106,873
                                                    ------------
Net Assets........................................  $131,993,467
                                                    ============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $330,144,048
Undistributed net investment income...............        (8,111)
Accumulated net realized loss from security
  transactions....................................  (210,316,504)
Net unrealized appreciation on investments and
  foreign currency translation....................    12,174,034
                                                    ------------
    Total.........................................  $131,993,467
                                                    ============

Net Assets--Class A...............................  $  1,384,281
Shares Outstanding--Class A.......................       189,206
Net Asset Value, Redemption Price Per Share.......  $       7.32
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $       7.77

Net Assets--Class B...............................  $  1,343,430
Shares Outstanding--Class B.......................       185,239
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       7.25

Net Assets--Class C...............................  $    216,228
Shares Outstanding--Class C.......................        30,236
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       7.15

Net Assets--Class F...............................  $128,990,444
Shares Outstanding--Class F.......................    17,615,028
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       7.32

Net Assets--Class R...............................  $     42,309
Shares Outstanding--Class R.......................         5,795
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       7.30

Net Assets--Class T...............................  $     16,775
Shares Outstanding--Class T.......................         2,230
Net Asset Value, Redemption Price Per Share.......  $       7.52
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $       7.87

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $    404,786
  Interest........................................     1,332,672
  Foreign taxes withheld..........................        (5,288)
                                                    ------------
    Total Investment Income.......................     1,732,170
                                                    ------------
EXPENSES:
  Advisory fees--Note 2...........................       423,091
  Shareholder servicing fees--Note 2..............        43,476
  Accounting fees--Note 2.........................        39,055
  Distribution fees--Note 2.......................       164,718
  Transfer agency fees--Note 2....................       216,567
  Registration fees...............................        28,567
  Postage and mailing expenses....................        35,111
  Custodian fees and expenses--Note 2.............         3,263
  Printing expenses...............................        28,265
  Legal and audit fees............................        14,271
  Directors' fees and expenses--Note 2............        16,792
  Other expenses..................................        35,555
                                                    ------------
    Total Expenses................................     1,048,731
    Earnings Credits..............................        (1,328)
    Reimbursed/Waived Expenses....................          (684)
    Expense Offset to Broker Commissions..........        (5,005)
                                                    ------------
    Net Expenses..................................     1,041,714
                                                    ------------
  Net Investment Income...........................       690,456
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security Transactions (including premiums on
  options exercised)..............................       (72,022)
  Closing and expiration of options contracts
  written.........................................       (81,414)
  Foreign currency transactions...................        10,642
                                                    ------------
    Net Realized Loss.............................      (142,794)
Net Change in Unrealized Appreciation of
Investments and Foreign Currency Translation......    11,878,484
                                                    ------------
Net Realized and Unrealized Gain..................    11,735,690
                                                    ------------
Net Increase in Net Assets Resulting from
Operations........................................  $ 12,426,146
                                                    ============

Purchases of long-term securities.................  $ 50,163,904
Proceeds from sales of long-term securities.......  $ 71,981,868
Purchases of long-term U.S. Government
Obligations.......................................  $  7,583,053
Proceeds from sales of long-term U.S. Government
Obligations.......................................  $  5,228,260

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED          ENDED
                                            6/30/03       12/31/02
                                          ------------  -------------
OPERATIONS
Net Investment Income...................  $    690,456  $   2,058,852
Net Realized Loss.......................      (142,794)   (35,873,999)
Net Change in Unrealized
  Appreciation/Depreciation.............    11,878,484     (8,107,493)
                                          ------------  -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    12,426,146    (41,922,640)
                                          ------------  -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From Net Investment Income
  Class A...............................        (5,606)        (7,719)
  Class B...............................        (1,223)          (558)
  Class C...............................           (17)             0
  Class F...............................      (691,602)    (2,156,959)
  Class R...............................          (114)             0
  Class T...............................            (5)             0
                                          ------------  -------------
Net Decrease from Dividends and
  Distributions.........................      (698,567)    (2,165,236)
                                          ------------  -------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................        22,581        304,988
  Class B...............................        51,775        (28,551)
  Class C...............................       (65,450)      (151,251)
  Class F...............................   (12,784,706)  (123,330,214)
  Class R...............................        30,077            294
  Class T...............................         2,392       (219,113)
                                          ------------  -------------
Net Decrease from Capital Share
  Transactions..........................   (12,743,331)  (123,423,847)
                                          ------------  -------------

Net Decrease in Net Assets..............    (1,015,752)  (167,511,723)

NET ASSETS
  Beginning of period...................  $133,009,219  $ 300,520,942
                                          ------------  -------------
  End of period.........................  $131,993,467  $ 133,009,219
                                          ============  =============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $ 6.68       $  8.18     $  9.24     $ 10.47
Income from investment
  operations:
    Net investment income.....        0.03          0.05        0.06        0.13
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        0.64         (1.51)      (1.03)      (1.18)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        0.67         (1.46)      (0.97)      (1.05)
Less distributions:
    From net investment
      income..................       (0.03)        (0.04)      (0.09)      (0.16)
    From net realized gains...        0.00          0.00        0.00       (0.02)
                                    ------       -------     -------     -------
        Total distributions...       (0.03)        (0.04)      (0.09)      (0.18)

Net Asset Value, end of
  period......................      $ 7.32       $  6.68     $  8.18     $  9.24
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       10.04%       (17.85%)    (10.46%)    (10.21%)
    Net assets, end of period
      (000s)..................      $1,384       $ 1,243     $ 1,227     $   699
    Net expenses to average
      net assets#.............        1.85%**       1.89%       1.87%       1.20%
    Gross expenses to average
      net assets#.............        1.86%**       1.89%       1.87%       1.23%
    Net investment income to
      average net assets......        0.81%**       0.56%       0.51%       1.48%
    Portfolio turnover
      rate@...................         113%          122%        111%        126%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS B SHARES
Net Asset Value, beginning of period.......      $ 6.63       $  8.11     $  9.18     $ 10.47
Income from investment operations:
    Net investment income (loss)...........        0.01         (0.01)       0.01        0.10
    Net gains (losses) on securities (both
      realized and unrealized).............        0.62         (1.47)      (1.03)      (1.24)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.63         (1.48)      (1.02)      (1.14)
Less distributions:
    From net investment income.............       (0.01)         0.00^      (0.05)      (0.13)
    From net realized gains................        0.00          0.00        0.00       (0.02)
                                                 ------       -------     -------     -------
        Total distributions................       (0.01)         0.00       (0.05)      (0.15)

Net Asset Value, end of period.............      $ 7.25       $  6.63     $  8.11     $  9.18
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        9.46%       (18.21%)    (11.13%)    (11.06%)
    Net assets, end of period (000s).......      $1,343       $ 1,181     $ 1,484     $ 1,008
    Net expenses to average net assets#....        2.55%**       2.54%       2.49%       1.93%
    Gross expenses to average net
      assets#..............................        2.56%**       2.54%       2.50%       1.96%
    Net investment income (loss) to average
      net assets...........................        0.11%**      (0.10%)     (0.13%)      0.71%
    Portfolio turnover rate@...............         113%          122%        111%        126%

  ^ Distributions from net investment income for the year ended December 31, 2002 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS C SHARES
Net Asset Value, beginning of period.......      $ 6.54       $  8.04     $  9.17     $ 10.47
Income from investment operations:
    Net investment income (loss)...........       (0.07)        (0.17)      (0.05)       0.10
    Net gains (losses) on securities (both
      realized and unrealized).............        0.68         (1.33)      (1.03)      (1.28)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.61         (1.50)      (1.08)      (1.18)
Less distributions:
    From net investment income.............        0.00^         0.00       (0.05)      (0.10)
    From net realized gains................        0.00          0.00        0.00       (0.02)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00       (0.05)      (0.12)
Net Asset Value, end of period.............      $ 7.15       $  6.54     $  8.04     $  9.17
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        9.34%       (18.66%)    (11.80%)    (11.36%)
    Net assets, end of period (000s).......      $  216       $   248     $   496     $   174
    Net expenses to average net
      assets#,+............................        2.72%**       3.48%       3.96%       1.86%
    Gross expenses to average net
      assets#,+............................        2.72%**       3.48%       3.96%       1.88%
    Net investment income (loss) to average
      net assets+..........................        0.07%**      (1.05%)     (1.64%)      0.76%
    Portfolio turnover rate@...............         113%          122%        111%        126%

  ^ Distributions from net investment income for the six months ended June 30, 2003 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 4.24%. The gross expense ratio would have been 4.24%. The net investment income (loss) ratio would have been (1.92%).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ----------------------------------------------------------
                                                2003        2002        2001        2000        1999        1998
                                             ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value, beginning of period.......   $   6.69    $   8.20    $   9.22    $  10.47   $    12.19  $    11.35
Income from investment operations:
    Net investment income..................       0.04        0.07        0.10        0.15         0.32        0.30
    Net gains (losses) on securities (both
      realized and unrealized).............       0.63       (1.50)      (1.02)      (1.23)       (0.61)       1.27
                                              --------    --------    --------    --------   ----------  ----------
        Total from investment operations...       0.67       (1.43)      (0.92)      (1.08)       (0.29)       1.57
Less distributions:
    From net investment income.............      (0.04)      (0.08)      (0.10)      (0.15)       (0.32)      (0.30)
    From net realized gains................       0.00        0.00        0.00       (0.02)       (1.11)      (0.43)
                                              --------    --------    --------    --------   ----------  ----------
        Total distributions................      (0.04)      (0.08)      (0.10)      (0.17)       (1.43)      (0.73)

Net Asset Value, end of period.............   $   7.32    $   6.69    $   8.20    $   9.22   $    10.47  $    12.19
                                              ========    ========    ========    ========   ==========  ==========
Total Return/Ratios
    Total return...........................      10.01%     (17.46%)     (9.94%)    (10.44%)      (2.22%)      13.96%
    Net assets, end of period (000s).......   $128,990    $130,314    $297,068    $552,675   $1,055,825  $1,244,221
    Net expenses to average net assets#....       1.59%**      1.42%      1.22%       1.07%        0.97%       0.99%
    Gross expenses to average net
      assets#..............................       1.59%**      1.43%      1.23%       1.08%        0.98%       1.00%
    Net investment income to average net
      assets...............................       1.07%**      0.99%      1.20%       1.41%        2.64%       2.51%
    Portfolio turnover rate@...............        113%        122%        111%        126%         218%        211%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS R SHARES
Net Asset Value, beginning of period.......      $ 6.68       $  8.18     $  9.22     $ 10.47
Income from investment operations:
    Net investment income (loss)...........        0.13         (0.16)       0.09        0.18
    Net gains (losses) on securities (both
      realized and unrealized).............        0.51         (1.34)      (1.02)      (1.23)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.64         (1.50)      (0.93)      (1.05)
Less distributions:
    From net investment income.............       (0.02)         0.00       (0.11)      (0.18)
    From net realized gains................        0.00          0.00        0.00       (0.02)
                                                 ------       -------     -------     -------
        Total distributions................       (0.02)         0.00       (0.11)      (0.20)

Net Asset Value, end of period.............      $ 7.30       $  6.68     $  8.18     $  9.22
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return...........................        9.63%       (18.34%)    (10.09%)    (10.18%)
    Net assets, end of period (000s).......      $   42       $    11     $    14     $     1
    Net expenses to average net
      assets#,+............................        2.42%**       4.24%       3.07%       0.80%
    Gross expenses to average net
      assets#,+............................        2.42%**       4.24%       3.07%       0.81%
    Net investment income (loss) to average
      net assets+..........................        0.19%**      (1.77%)     (0.75%)      1.71%
    Portfolio turnover rate@...............         113%          122%        111%        126%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company or its affiliates for the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.02% (2003), 19.52% (2002) and 272.77% (2001). The gross expense ratios would have been 3.02% (2003), 19.52% (2002) and 272.77%
     (2001). The net investment income (loss) ratios would have been (0.41%)
     (2003), (17.05%) (2002) and (270.45%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS T SHARES
Net Asset Value, beginning of period.......      $ 6.88       $  8.17     $  9.21     $ 10.47
Income from investment operations:
    Net investment income (loss)...........        0.05         (0.37)       0.08        0.12
    Net gains (losses) on securities (both
      realized and unrealized).............        0.59         (0.92)      (1.04)      (1.22)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.64         (1.29)      (0.96)      (1.10)
Less distributions:
    From net investment income.............        0.00^         0.00       (0.08)      (0.14)
    From net realized gains................        0.00          0.00        0.00       (0.02)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00       (0.08)      (0.16)

Net Asset Value, end of period.............      $ 7.52       $  6.88     $  8.17     $  9.21
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        9.34%       (15.79%)    (10.44%)    (10.67%)
    Net assets, end of period (000s).......      $   17       $    13     $   232     $     9
    Net expenses to average net
      assets#,+............................        2.82%**       2.59%       3.36%       1.30%
    Gross expenses to average net
      assets#,+............................        2.82%**       2.60%       3.36%       1.32%
    Net investment income (loss) to average
      net assets+..........................       (0.16%)**     (0.31%)     (1.12%)      1.22%
    Portfolio turnover rate@...............         113%          122%        111%        126%

  ^ Distributions from net investment income for the six months ended June 30, 2003 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company or its affiliates for the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.46% (2003), 14.62% (2002) and 18.37% (2001). The gross expense ratios would have been 3.46% (2003), 14.63% (2002) and 18.37%
     (2001). The net investment income (loss) ratios would have been (0.80%)
     (2003), (12.34%) (2002) and (16.13%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Balanced Fund (the "Fund"). The Fund offers Class A,
Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or, in the case of written call options, at the mean between the highest bid and lowest asked quotations, or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.
  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  OPTION WRITING--When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) quarterly and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets, and 0.50% of net assets in excess of $750 million.
  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $12,452 and $27,599, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003,

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
Class F shares paid DTI and ITC $12,445 and $17,162, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.73 to $13.13, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................    $     2,469
Class B.....................................................    $     2,035
Class C.....................................................    $       487
Class R.....................................................    $       132
Class T.....................................................    $       120

  Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class R and Class T share classes of the Fund for certain transfer agency and printing expenses pursuant to a contractual commitment. This commitment will extend through at least August 31, 2004, and will not be terminated without prior notification to the Company's board of directors. For the six months ended June 30, 2003, Class R and Class T were each reimbursed $44, which reduced the amounts paid to DTI to $88 and $76, respectively.
  DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC is also the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $159,284 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $1,602
Class B.................................     $4,557            $1,519
Class C.................................     $  860            $  287
Class T.................................     $   17            $   17

  During the six months ended June 30, 2003, DSC retained $8,718 and $320 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
Fund's portion of the fee waiver was $596. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2008 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses..................................  $199,486,923
Post-October Capital Loss Deferral..........................  $  5,744,775
Post-October Currency Loss Deferral.........................  $          0
Federal Tax Cost............................................  $123,405,797
Gross Tax Appreciation of Investments.......................  $ 10,748,081
Gross Tax Depreciation of Investments.......................  $ (2,560,448)
Net Tax Appreciation........................................  $  8,187,633

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 850 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                            SIX MONTHS                              YEAR
                                              ENDED                                ENDED
                                             6/30/03                              12/31/02
                                ----------------------------------  ------------------------------------
                                    SHARES            AMOUNT             SHARES             AMOUNT
                                ---------------  -----------------  ----------------  ------------------
CLASS A
      Sold....................           10,418  $          72,880            78,405  $          605,345
      Dividends or
        Distributions
        Reinvested............              768  $           5,411             1,046  $            7,280
      Redeemed................           (7,954) $         (55,710)          (43,543) $         (307,637)
      NET INCREASE............            3,232  $          22,581            35,908  $          304,988
CLASS B
      Sold....................           30,448  $         210,267            38,811  $          277,704
      Dividends or
        Distributions
        Reinvested............              138  $             971                69  $              461
      Redeemed................          (23,551) $        (159,463)          (43,542) $         (306,716)
      NET INCREASE
        (DECREASE)............            7,035  $          51,775            (4,662) $          (28,551)
CLASS C
      Sold....................            3,223  $          22,294            24,035  $          171,946
      Dividends or
        Distributions
        Reinvested............                1  $              10                 0  $                0
      Redeemed................          (10,853) $         (87,754)          (47,882) $         (323,197)
      NET DECREASE............           (7,629) $         (65,450)          (23,847) $         (151,251)
CLASS F
      Sold....................        1,909,527  $      13,118,759         3,379,558  $       25,710,382
      Dividends or
        Distributions
        Reinvested............           95,161  $         669,120           288,655  $        2,097,722
      Redeemed................       (3,877,305) $     (26,572,585)      (20,429,796) $     (151,138,318)
      NET DECREASE............       (1,872,617) $     (12,784,706)      (16,761,583) $     (123,330,214)
CLASS R
      Sold....................            4,075  $          30,000             5,874  $           40,000
      Dividends or
        Distributions
        Reinvested............               11  $              77                 0  $                0
      Redeemed................               (0) $              (0)           (5,874) $          (39,706)
      NET INCREASE............            4,086  $          30,077                 0  $              294
CLASS T
      Sold....................              314  $           2,387               365  $            2,456
      Dividends or
        Distributions
        Reinvested............                1  $               5                 0  $                0
      Redeemed................               (0) $              (0)          (26,771) $         (221,569)
      NET INCREASE
        (DECREASE)............              315  $           2,392           (26,406) $         (219,113)

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

5. CALL OPTIONS WRITTEN
Transactions in options written during the six months ended June 30, 2003, were as follows:

                                          NUMBER OF  PREMIUMS
                                          CONTRACTS  RECEIVED
                                          ---------  ---------
Options outstanding at December 31,
  2002..................................         0   $      0
Options written.........................       690    151,125
Options terminated in closing purchase
  transactions..........................      (350)   (95,197)
Options expired.........................      (170)   (30,939)
Options exercised.......................      (170)   (24,989)
                                           -------   --------
Options outstanding at June 30, 2003....         0   $      0
                                           =======   ========

6. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                        FOR MORE INFORMATION

                                        DREYFUS FOUNDERS
                                        BALANCED FUND
                                        200 Park Avenue
                                        New York, NY  10166

                                        MANAGER

                                        Founders Asset Management LLC
                                        2930 East Third Avenue
                                        Denver, CO 80206

                                        TRANSFER AGENT &
                                        DIVIDEND DISBURSING AGENT
To obtain information:
---------------------------------       Dreyfus Transfer, Inc.
BY TELEPHONE                    |       200 Park Avenue
Call your financial             |       New York, NY  10166
representative or               |
1-800-554-4611                  |
                                |       DISTRIBUTOR
BY MAIL  Write to:              |
Dreyfus Founders Funds          |       Dreyfus Service Corporation
144 Glenn Curtiss Boulevard     |       200 Park Avenue
Uniondale, NY  11556-0144       |       New York, NY 10166


Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2003 Dreyfus Service Corporation                                    086SA0603

DREYFUS FOUNDERS
DISCOVERY FUND


DREYFUS FOUNDERS DISCOVERY FUND IS CLOSED TO NEW INVESTORS.
PLEASE SEE THE PROSPECTUS FOR ADDITIONAL INFORMATION.


SEMIANNUAL REPORT       JUNE 30, 2003


[GRAPHIC]


                                                 YOU, YOUR ADVISOR AND
                                                 [DREYFUS LOGO]
                                                 A MELLON FINANCIAL COMPANY(sm)

TABLE OF CONTENTS

Management Overview                       3
Statement of Investments                 10
Statement of Assets and Liabilities      16
Statement of Operations                  18
Statements of Changes in Net Assets      19
Financial Highlights                     20
Notes to Financial Statements            26


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2003. The amounts of the these holdings are included in the Statement of Investments.

            - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF ROBERT AMMANN]

A DISCUSSION WITH PORTFOLIO
MANAGER ROBERT AMMANN, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

During the period, the Dreyfus Founders Discovery Fund underperformed its benchmark, returning less than the 19.33% return posted by the Russell 2000 Growth Index.

WHAT ECONOMIC OR MARKET DYNAMICS MOST IMPACTED THE PERIOD?

The opening of the period saw depressed investor optimism and dampened spending, precipitated mostly by the geopolitical uncertainty that blanketed the market for months. Weakened consumer spending that was experienced during the previous period's holiday season carried into the first two months of 2003, as increased uncertainty over the potential war in Iraq caused both consumers and corporations to take a cautious approach to spending. Moreover, economic and geopolitical concerns were not the only issues the market had to digest. The impact of severe weather in the first quarter added to the market's difficulty by dampening spending.

     However, the market began an impressive rally in March as investor optimism increased with the move toward a resolution in the Iraqi conflict. The strength of this rally proved sustainable throughout the period, buoyed

[SIDENOTE]

"THE STRENGTH OF THE MID-MARCH MARKET RALLY PROVED SUSTAINABLE THROUGHOUT THE PERIOD, BUOYED PRIMARILY BY A FAIRLY STRONG FIRST QUARTER EARNINGS-REPORTING SEASON WHERE MANY COMPANIES MET OR EXCEEDED WALL STREET EXPECTATIONS."

PERFORMANCE HIGHLIGHTS

- A strong first quarter earnings-reporting season buoyed the market rally that began in March of 2003.

- Micro-cap companies showed the greatest strength during the market rally. The Fund was limited in its ability to participate in this trend.

- Strong stock selection in the industrials sector was a significant contributor to the Fund's performance.

- A higher-than-average cash position was a significant hindrance to performance.

primarily by a fairly strong first quarter earnings-reporting season where many companies met or exceeded Wall Street expectations. Low interest rates, shareholder-friendly tax legislation and continued evidence that the U.S. economy is showing modest improvements added fuel to the market rally.

     This recent rally has been characterized by many of the smallest market capitalization companies, or micro-cap stocks, showing the greatest strength. This micro-cap bias can be seen when comparing the returns of the stocks in the Russell 2000 Growth Index broken into quintiles by market cap. During this period, the largest capitalization companies within the Index posted a return of 14.90%, while the smallest quintile stocks produced a whopping 32.66% return.(1) However, the Fund, with its large asset base, finds it difficult to take positions in many of these extremely small companies as liquidity often prevents us from building a meaningful position.

WHAT MANAGEMENT DECISIONS POSITIVELY AFFECTED THE FUND DURING THE PERIOD?

The Fund saw strong outperformance relative to the Russell 2000
Growth Index from several holdings within the industrials sector, including less economically sensitive holdings such as education-related stocks CORINTHIAN COLLEGES, INC., EDUCATION MANAGEMENT CORPORATION, STRAYER EDUCATION, INC., and Career Education Corporation. Each of these companies translated strong enrollment trends into strong earnings growth and were significant contributors to the Funds performance. Additionally,

----------
(1) Source: FactSet Research Systems; Frank Russell Co.; Prudential Securities.

STERICYCLE, INC., a medical waste management company, which we also view as less economically sensitive, proved to be a strong performer as it continued to benefit from steady customer demand and increased opportunities for value-added service offerings.

     Among the more economically sensitive areas within the industrials sector, the Fund saw strong performance in holdings such as airfreight and logistics companies PACER INTERNATIONAL, INC. and UTI WORLDWIDE, INC. Both companies posted strong returns and are beginning to see benefits from increased shipping activity associated with stronger global economic activity. Other more economically sensitive holdings that also did well during the period include J.B. HUNT TRANSPORT SERVICES, INC. and JACOBS ENGINEERING GROUP, INC.

     Another contributor to overall relative performance was the Fund's underweight position in the weaker-performing financials sector. While our stock selection in this sector proved to be relatively poor with holdings such as La Quinta Corporation and Arthur J. Gallagher & Co., these selection missteps were more than overcome by our overall underweight position in this weaker-performing sector.

     Strong stock selection proved fruitful in the Fund's consumer discretionary sector. Some of the significant contributors to performance were MOVIE GALLERY, INC., the video rental chain, which rebounded sharply following last years mislaid concern over possible weaknesses. Similarly, auto parts retailer ADVANCE AUTO PARTS, INC. performed well during the period, bolstered by strong sales and earnings results and increased interest in the company's

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  Stericycle, Inc. (SRCL)                        2.09%
2.  Medicis Pharmaceutical Corporation (MRX)       2.03%
3.  Fisher Scientific International, Inc. (FSH)    2.00%
4.  Advance Auto Parts, Inc. (AAP)                 1.93%
5.  Harman International Industries, Inc. (HAR)    1.92%
6.  Jacobs Engineering Group, Inc. (JEC)           1.85%
7.  Education Management Corporation (EDMC)        1.82%
8.  Ruby Tuesday, Inc. (RI)                        1.81%
9.  National-Oilwell, Inc. (NOI)                   1.76%
10. Leapfrog Enterprises, Inc. (LF)                1.68%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

potential to expand margins over time. HARMAN INTERNATIONAL INDUSTRIES, INC., a provider of audio and other electronics to consumer and automobile Original Equipment Manufacturer (OEM) markets, rose sharply, driven by strong earnings results led by the automotive OEMs' adoption of Harmans newer infotainment solutions. RUBY TUESDAY, INC. also performed well following resolution of uncertainty about accounting changes as well as strong early results from a new menu. Finally, LEAPFROG ENTERPRISES, INC., an educational toy company, excelled as strong product adoption by consumers led to increased retail shelf space and strong earnings growth.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Discovery Fund on 6/30/93 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Russell 2000 Index is a widely recognized, unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     Although a few select stocks in the healthcare sector provided disappointments for the Fund, the Fund benefited from several strong performers in this sector. SELECT MEDICAL CORPORATION, a long-term acute care hospital and outpatient rehabilitation services company, performed well as it began to realize strong growth and a more favorable reimbursement environment. TARO PHARMACEUTICALS INDUSTRIES LIMITED, a generic drug company, INTEGRA LIFESCIENCES HOLDINGS, a life and neurosciences company, and ODYSSEY HEALTHCARE, INC., a hospice care provider, were all meaningful contributors to the Funds performance during the period.

WHAT FACTORS HINDERED THE FUNDS PERFORMANCE DURING THE PERIOD?

Chief among the negative impacts on the Fund's performance during the period was a higher-than-normal cash position that dampened returns the

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       5.33%   (14.61%)      --        --    (16.47%)
  Without sales charge           11.73%    (9.39%)      --        --    (15.05%)

CLASS B SHARES (12/31/99)
  With redemption*                7.24%   (13.83%)      --        --    (16.44%)
  Without redemption             11.24%   (10.24%)      --        --    (15.77%)

CLASS C SHARES (12/31/99)
  With redemption**              10.29%   (11.13%)      --        --    (15.76%)
  Without redemption             11.29%   (10.23%)      --        --    (15.76%)

CLASS F SHARES (12/31/89)        11.82%    (9.40%)    2.99%     8.57%    12.38%

CLASS R SHARES (12/31/99)        11.96%    (9.12%)      --        --    (14.83%)

CLASS T SHARES (12/31/99)
  With sales charge(4.50%)        6.55%   (13.88%)      --        --    (16.56%)
  Without sales charge           11.60%    (9.81%)      --        --    (15.46%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions and adjustments for financial statement purposes. Part of the Funds historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Funds investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investing such as limited product lines, less liquidity, and small market share.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

Fund might have otherwise seen in the strong market environment. Cash averaged around 11% during the period, which is somewhat higher than the preferred 5-10% range.

     As mentioned earlier, the Fund suffered some selected disappointments in the healthcare sector. The largest negative contribution came from Accredo Health, Inc., a contract pharmacy services company, which fell sharply within the period as it lowered expectations due to both product competition and acquisition integration challenges. Nurse staffing organization AMN Health Services, Inc. also fell during the period, as customer demand for temporary staffing slowed. Charles River Laboratories International, Inc., a research models company, lagged after slightly lowering earnings guidance early in the year. Additionally, the markets rotation into more economically sensitive holdings within the healthcare sector, paired with lagging performance due to slowing admission trends, caused the hospital sub-sector to fare poorly overall.

     Despite seeing some of the strongest absolute returns posted within the Funds information technology holdings, an underweight position in this strong-performing sector negatively impacted relative performance during the period. Additionally, as a whole, the Fund suffered from some disappointing stock selection on a relative basis. Technology distributor Tech Data Corporation fell early in the period after revising downward their 2003 fiscal year earnings guidance and announcing a large acquisition.

[CHART]

PORTFOLIO COMPOSITION

24.85%  Consumer Discretionary
22.05%  Healthcare
17.72%  Information Technology
16.51%  Industrials
 5.12%  Energy
 3.38%  Consumer Staples
 1.93%  Financials
 0.71%  Telecommunications Services
 0.48%  Materials
 7.25%  Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

CREE, INC., a LED (light emitting diode) company, also performed poorly due to a pending lawsuit by a former founder who is the brother of the company's current chairman. Other weak contributors within the technology sector included FAIRCHILD SEMICONDUCTOR CORPORATION, EMULEX CORPORATION, and BROOKS AUTOMATION, INC.

     An underweight position in the strong-performing telecommunications services sector also impaired the Funds overall performance. Within this sector, the returns realized from recent holding BOSTON COMMUNICATIONS GROUP, INC. suffered due to concerns over the renewal of a large customer contract.

     To a lesser extent, the relative returns among the Fund's energy holdings did not keep pace with the Index during the period, caused by lagging returns from NATIONAL-OILWELL, INC., and from exploration and production holdings such as PIONEER NATURAL RESOURCES COMPANY and QUICKSILVER RESOURCES, INC.

     Additional hindrances to performance included poor stock selection within the consumer staples sector, with holdings such as Manhattan-based drug retailer Duane Reade, Inc., which performed poorly as it was negatively impacted by a weakened New York economy.

     Alloy, Inc., a teen direct marketing and media company, also fell sharply after announcing an earnings shortfall due to unexpected higher fulfillment costs and more promotional activity. Other holdings that significantly reduced the Funds overall returns include Atlantic Coast Airlines Holdings, Inc., Scholastic Corporation, RPM International, Inc., and Genesco, Inc.


As we move into the second half of 2003, our strategy remains consistent. We strongly believe a strict focus on valuation is of great importance. We will continue to employ our bottom-up research process to seek companies we believe are capable of posting strong future earnings growth at attractive valuations.

/s/ Robert Ammann

Robert Ammann, CFA
Portfolio Manager

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

  SHARES                                                 MARKET VALUE

  -------------------------------------------------------------------

  COMMON STOCKS (DOMESTIC)-87.4%
  AEROSPACE & DEFENSE-0.8%
      269,470  ManTech International Corporation*......  $  5,168,435
                                                         ------------
  AIR FREIGHT & LOGISTICS-1.5%
      529,095  Pacer International, Inc.*..............     9,978,732
                                                         ------------
  APPAREL, ACCESSORIES & LUXURY GOODS-1.3%
      168,920  Columbia Sportswear Company*............     8,684,177
                                                         ------------
  APPLICATION SOFTWARE-2.6%
       80,000  Ansys, Inc.*............................     2,488,000
      200,440  Cadence Design Systems, Inc.*...........     2,417,306
      139,055  Documentum, Inc.*.......................     2,735,212
      209,900  Filenet Corporation*....................     3,786,596
      121,725  Hyperion Solutions Corporation*.........     4,109,436
       85,925  Reynolds and Reynolds Company...........     2,454,018
                                                         ------------
                                                           17,990,568
                                                         ------------
  BROADCASTING & CABLE TV-1.5%
      590,950  Radio One, Inc. Class D*................    10,501,182
                                                         ------------
  CASINOS & GAMING-1.6%
      613,650  Boyd Gaming Corporation*................    10,591,599
                                                         ------------
  COMMUNICATIONS EQUIPMENT-6.6%
      349,525  Avocent Corporation*....................    10,461,283
       68,850  Emulex Corporation*.....................     1,567,715
      252,195  Harris Corporation......................     7,578,460
      354,155  NetScreen Technologies, Inc.*...........     7,986,195
      294,975  Polycom, Inc.*..........................     4,088,354
      671,030  Powerwave Technologies, Inc.*...........     4,207,358
       79,795  SafeNet, Inc.*..........................     2,232,664
    2,125,722  Stratex Networks, Inc.*.................     6,802,310
                                                         ------------
                                                           44,924,339
                                                         ------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

  SHARES                                                 MARKET VALUE

  -------------------------------------------------------------------

  CONSTRUCTION & ENGINEERING-1.9%
      302,405  Jacobs Engineering Group, Inc.*.........  $ 12,746,371
                                                         ------------
  CONSUMER ELECTRONICS-1.9%
      167,675  Harman International
               Industries, Inc.........................    13,269,800
                                                         ------------
  DISTILLERS & VINTNERS-0.7%
      160,840  Constellation Brands, Inc.*.............     5,050,376
                                                         ------------
  DIVERSIFIED COMMERCIAL SERVICES-4.8%
      150,210  Corinthian Colleges, Inc.*..............     7,295,700
      235,955  Education Management Corporation*.......    12,548,087
      135,410  FTI Consulting, Inc.*...................     3,381,188
      280,420  Kroll, Inc.*............................     7,588,165
       28,810  Strayer Education, Inc..................     2,288,955
                                                         ------------
                                                           33,102,095
                                                         ------------
  ELECTRICAL COMPONENTS & EQUIPMENT-0.9%
      172,950  AMETEK, Inc.............................     6,338,618
                                                         ------------
  ELECTRONIC EQUIPMENT MANUFACTURERS-1.5%
      563,635  Aeroflex, Inc.*.........................     4,362,535
      101,705  Coherent, Inc.*.........................     2,433,800
      125,385  FLIR Systems, Inc.*.....................     3,780,358
                                                         ------------
                                                           10,576,693
                                                         ------------
  ENVIRONMENTAL SERVICES-2.4%
      375,275  Stericycle, Inc.*.......................    14,440,582
       56,225  Waste Connections, Inc.*................     1,970,686
                                                         ------------
                                                           16,411,268
                                                         ------------
  FOOD DISTRIBUTORS-0.4%
       90,950  United Natural Foods, Inc.*.............     2,559,333
                                                         ------------
  FOOD RETAIL-0.2%
       31,365  Whole Foods Market, Inc.*...............     1,490,778
                                                         ------------
  GENERAL MERCHANDISE STORES-0.8%
      209,285  Tuesday Morning Corporation*............     5,504,196
                                                         ------------
  HEALTHCARE DISTRIBUTORS-5.1%
      394,750  Fisher Scientific
               International, Inc.*....................    13,776,775
      153,411  Henry Schein, Inc.*.....................     8,029,532
      287,900  Omnicare, Inc...........................     9,728,141
       71,135  Patterson Dental Company*...............     3,228,106
                                                         ------------
                                                           34,762,554
                                                         ------------
  HEALTHCARE EQUIPMENT-3.1%
      562,970  Alaris Medical Systems, Inc.*...........     7,290,462
       92,200  Bio-Rad Laboratories, Inc.*.............     5,103,270
      333,355  Integra LifeSciences Holdings*..........     8,793,905
                                                         ------------
                                                           21,187,637
                                                         ------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SHARES                                                 MARKET VALUE

  -------------------------------------------------------------------

  HEALTHCARE FACILITIES-1.7%
      103,030  Community Health Systems, Inc.*.........  $  1,987,449
      382,825  Select Medical Corporation*.............     9,505,545
                                                         ------------
                                                           11,492,994
                                                         ------------
  HEALTHCARE SERVICES-1.2%
      217,275  Odyssey Healthcare, Inc.*...............     8,039,175
                                                         ------------
  HEALTHCARE SUPPLIES-0.5%
      104,725  Cooper Companies, Inc...................     3,641,288
                                                         ------------
  HOME ENTERTAINMENT SOFTWARE-0.6%
      474,355  Sonic Solutions*........................     4,088,940
                                                         ------------
  HOME FURNISHINGS-0.7%
      191,400  Furniture Brands
               International, Inc.*....................     4,995,540
                                                         ------------
  HOTELS, RESORTS & CRUISE LINES-0.5%
      127,125  Choice Hotels International, Inc.*......     3,471,784
                                                         ------------
  HOUSEHOLD PRODUCTS-1.0%
      339,700  Dial Corporation........................     6,607,165
                                                         ------------
  INTERNET SOFTWARE & SERVICES-0.7%
      185,830  United Online, Inc.*....................     4,708,932
                                                         ------------
  LEISURE PRODUCTS-3.1%
      364,825  Leapfrog Enterprises, Inc.*.............    11,605,083
      159,350  Polaris Industries, Inc.................     9,784,090
                                                         ------------
                                                           21,389,173
                                                         ------------
  MANAGED HEALTHCARE-2.1%
      295,150  Amerigroup Corporation*.................    10,979,580
       65,725  PacifiCare Health Systems, Inc.*........     3,242,214
                                                         ------------
                                                           14,221,794
                                                         ------------
  OIL & GAS DRILLING-0.5%
      173,725  Pride International, Inc.*..............     3,269,505
                                                         ------------
  OIL & GAS EQUIPMENT & SERVICES-3.7%
       91,250  Carbo Ceramics, Inc.....................     3,399,063
      552,670  National-Oilwell, Inc.*.................    12,158,740
      588,050  Superior Energy Services, Inc.*.........     5,574,714
      145,000  Tidewater, Inc..........................     4,258,650
                                                         ------------
                                                           25,391,167
                                                         ------------
  OIL & GAS EXPLORATION & PRODUCTION-0.9%
      157,235  Pioneer Natural Resources Company*......     4,103,834
       91,925  Quicksilver Resources, Inc.*............     2,201,604
                                                         ------------
                                                            6,305,438
                                                         ------------
  PACKAGED FOODS & MEATS-1.1%
      176,875  American Italian Pasta Company*.........     7,366,844
                                                         ------------


  -------------------------------------------------------------------
  SHARES                                                 MARKET VALUE

  PHARMACEUTICALS-5.4%
      403,275  Andrx Group*............................  $  8,025,173
       90,125  K-V Pharmaceuticals Company*............     2,505,475
      247,421  Medicis Pharmaceutical Corporation
               Class A*................................    14,028,771
       88,950  MGI Pharma, Inc.*.......................     2,279,789
       85,250  Pharmaceutical Resources, Inc.*.........     4,148,265
      302,967  SICOR, Inc.*............................     6,162,349
                                                         ------------
                                                           37,149,822
                                                         ------------
  PUBLISHING-0.7%
      116,050  Getty Images, Inc.*.....................     4,792,865
                                                         ------------
  REGIONAL BANKS-0.7%
      148,940  Southwest Bancorporation of
               Texas, Inc.*............................     4,842,039
                                                         ------------
  RESTAURANTS-3.5%
      138,590  Krispy Kreme Doughnuts, Inc.*...........     5,707,136
      177,275  Rare Hospitality
               International, Inc.*....................     5,793,347
      505,610  Ruby Tuesday, Inc.......................    12,503,735
                                                         ------------
                                                           24,004,218
                                                         ------------
  SEMICONDUCTOR EQUIPMENT-2.3%
      424,395  Brooks Automation, Inc.*................     4,812,639
      414,115  Entegris, Inc.*.........................     5,565,705
      267,290  FEI Company*............................     5,014,360
                                                         ------------
                                                           15,392,704
                                                         ------------
  SEMICONDUCTORS-0.9%
      109,850  Cree, Inc.*.............................     1,788,358
      154,425  Fairchild Semiconductor Corporation
               Class A*................................     1,975,095
      152,800  Semtech Corporation*....................     2,175,872
                                                         ------------
                                                            5,939,325
                                                         ------------
  SPECIALTY CHEMICALS-0.5%
       77,575  Valspar Corporation.....................     3,275,217
                                                         ------------
  SPECIALTY STORES-8.5%
      219,015  Advance Auto Parts, Inc.*...............    13,338,014
      206,420  Cost Plus, Inc.*........................     7,360,937
      175,075  Finish Line, Inc.*......................     3,888,416
      557,050  Hollywood Entertainment Corporation*....     9,581,260
      449,948  Movie Gallery, Inc.*....................     8,301,541
      167,350  PETCO Animal Supplies, Inc.*............     3,638,189
       50,395  Rent-A-Center, Inc.*....................     3,820,445
      170,950  Tractor Supply Company*.................     8,162,863
                                                         ------------
                                                           58,091,665
                                                         ------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SHARES                                                 MARKET VALUE

  -------------------------------------------------------------------

  SYSTEMS SOFTWARE-2.1%
      291,215  Macrovision Corporation*................  $  5,801,003
      356,275  NetIQ Corporation*......................     5,508,012
      320,135  Secure Computing Corporation*...........     2,794,779
                                                         ------------
                                                           14,103,794
                                                         ------------
  TECHNOLOGY DISTRIBUTORS-0.5%
      320,221  Insight Enterprises, Inc.*..............     3,221,423
                                                         ------------
  TRADING COMPANIES & DISTRIBUTORS-0.8%
      156,245  Fastenal Company........................     5,302,955
                                                         ------------
  TRUCKING-2.9%
       91,575  J.B. Hunt Transport Services, Inc.*.....     3,456,956
      283,281  Werner Enterprises, Inc.................     6,005,557
      442,680  Yellow Corporation*.....................    10,248,042
                                                         ------------
                                                           19,710,555
                                                         ------------
  WIRELESS TELECOMMUNICATION SERVICES-0.7%
      283,800  Boston Communications Group, Inc.*......     4,861,494
                                                         ------------
  TOTAL COMMON STOCKS (DOMESTIC)
  (COST-$549,880,186)..................................   596,516,566
                                                         ------------
  COMMON STOCKS (FOREIGN)-5.4%
  AIR FREIGHT & LOGISTICS-0.6%
      127,475  UTI Worldwide, Inc. (VI)................     3,975,945
                                                         ------------
  HEALTHCARE EQUIPMENT-1.6%
      110,650  Mettler-Toledo International, Inc.
               (SZ)*...................................     4,055,323
      169,650  ResMed, Inc. (AU)*......................     6,650,280
                                                         ------------
                                                           10,705,603
                                                         ------------
  HOTELS, RESORTS & CRUISE LINES-0.6%
      183,580  Fairmont Hotels & Resorts, Inc. (CA)....     4,295,772
                                                         ------------
  INSURANCE BROKERS-1.2%
      305,960  Platinum Underwriters Holdings Limited
               (BD)....................................     8,303,754
                                                         ------------
  PHARMACEUTICALS-1.4%
      170,500  Taro Pharmaceutical Industries Limited
               (IS)*...................................     9,357,035
                                                         ------------
  TOTAL COMMON STOCKS (FOREIGN)
  (COST-$31,499,811)...................................    36,638,109
                                                         ------------
  RIGHTS AND WARRANTS (DOMESTIC)-0.0%
  COMMERCIAL PRINTING-0.0%
        4,736  American Banknote Corporation
               Warrants*...............................             4
                                                         ------------
  TOTAL RIGHTS AND WARRANTS (DOMESTIC)
  (COST-$0)............................................             4
                                                         ------------


  ---------------------------------------------------------------------
  PRINCIPAL AMOUNT                                       AMORTIZED COST

  CORPORATE SHORT-TERM NOTES-8.3%
  CONSUMER FINANCE-3.1%
  $21,300,000  Household Finance Company
               1.03% 7/1/03............................   $ 21,300,000
                                                          ------------
  OTHER DIVERSIFIED FINANCIAL SERVICES-5.2%
   17,100,000  Merrill Lynch & Company
               1.08% 7/3/03............................     17,098,974
   18,600,000  Verizon Network Funding
               1.05% 7/2/03............................     18,599,458
                                                          ------------
                                                            35,698,432
                                                          ------------
  TOTAL CORPORATE SHORT-TERM NOTES
  (AMORTIZED COST-$56,998,432).........................     56,998,432
                                                          ------------
  TOTAL INVESTMENTS-101.1%
  (TOTAL COST-$638,378,429)............................    690,153,111
  OTHER ASSETS AND LIABILITIES-(1.1%)..................     (7,309,968)
                                                          ------------
  NET ASSETS-100.0%....................................   $682,843,143
                                                          ============

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $   638,378,429
                                                    ---------------
Investment securities, at market..................      690,153,111
Cash..............................................        6,622,740
Receivables:
  Investment securities sold......................        9,231,780
  Capital shares sold.............................          758,717
  Dividends.......................................           40,041
Other assets......................................           28,260
                                                    ---------------
    Total Assets..................................      706,834,649
                                                    ---------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................       20,186,833
  Capital shares redeemed.........................        3,008,477
  Advisory fees...................................          475,416
  Shareholder servicing fees......................           49,849
  Accounting fees.................................           30,689
  Distribution fees...............................           85,559
  Custodian fees..................................            1,556
  Other...........................................          153,127
                                                    ---------------
    Total Liabilities.............................       23,991,506
                                                    ---------------
Net Assets........................................  $   682,843,143
                                                    ===============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $ 1,184,430,933
Accumulated net investment loss...................       (4,015,896)
Accumulated net realized loss from security
  transactions....................................     (549,346,576)
Net unrealized appreciation on investments........       51,774,682
                                                    ---------------
    Total.........................................  $   682,843,143
                                                    ===============

Net Assets--Class A...............................  $    67,340,389
Shares Outstanding--Class A.......................        3,157,396
Net Asset Value, Redemption Price Per Share.......  $         21.33
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $         22.63

Net Assets--Class B...............................  $    19,016,316
Shares Outstanding--Class B.......................          919,160
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $         20.69

Net Assets--Class C...............................  $     7,785,587
Shares Outstanding--Class C.......................          376,171
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $         20.70

Net Assets--Class F...............................  $   538,589,874
Shares Outstanding--Class F.......................       25,301,943
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $         21.29

Net Assets--Class R...............................  $    48,781,363
Shares Outstanding--Class R.......................        2,265,520
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $         21.53

Net Assets--Class T...............................  $     1,329,614
Shares Outstanding--Class T.......................           63,408
Net Asset Value, Redemption Price Per Share.......  $         20.97
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $         21.96

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $       454,350
  Interest........................................          424,333
  Foreign taxes withheld..........................             (826)
                                                    ---------------
    Total Investment Income.......................          877,857
                                                    ---------------
EXPENSES:
  Advisory fees--Note 2...........................        2,662,602
  Shareholder servicing fees--Note 2..............          297,695
  Accounting fees--Note 2.........................          173,401
  Distribution fees--Note 2.......................          703,820
  Transfer agency fees--Note 2....................          597,975
  Registration fees...............................           45,639
  Postage and mailing expenses....................           73,569
  Custodian fees and expenses--Note 2.............            9,337
  Printing expenses...............................           62,036
  Legal and audit fees............................           71,870
  Directors' fees and expenses--Note 2............           74,571
  Other expenses..................................          131,055
                                                    ---------------
    Total Expenses................................        4,903,570
    Earnings Credits..............................           (4,256)
    Reimbursed/Waived Expenses....................           (1,561)
    Expense Offset to Broker Commissions..........           (4,000)
                                                    ---------------
    Net Expenses..................................        4,893,753
                                                    ---------------
  Net Investment Loss.............................       (4,015,896)
                                                    ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
SECURITY TRANSACTIONS AND FOREIGN CURRENCY
TRANSACTIONS
Net Realized Loss on Security Transactions........      (70,773,745)
Net Change in Unrealized Appreciation/Depreciation
on Investments....................................      147,157,998
                                                    ---------------
    Net Realized and Unrealized Gain..............       76,384,253
                                                    ---------------
Net Increase in Net Assets Resulting from
Operations........................................  $    72,368,357
                                                    ===============

Purchases of long-term securities.................  $   405,363,302
Proceeds from sales of long-term securities.......  $   434,878,930

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS        YEAR
                                             ENDED          ENDED
                                            6/30/03        12/31/02
                                          ------------  --------------
OPERATIONS
Net Investment Loss.....................  $ (4,015,896) $   (9,642,274)
Net Realized Loss on Security
  Transactions..........................   (70,773,745)   (254,766,071)
Net Change in Unrealized Appreciation /
  Depreciation..........................   147,157,998     (84,564,881)
                                          ------------  --------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    72,368,357    (348,973,226)
                                          ------------  --------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................    (7,142,760)    (13,346,442)
  Class B...............................    (1,657,362)     (5,807,035)
  Class C...............................      (791,629)     (4,278,012)
  Class F...............................   (17,378,266)    (73,946,291)
  Class R...............................       625,526       2,113,647
  Class T...............................       (96,088)       (329,325)
                                          ------------  --------------
Net Decrease from Capital Share
  Transactions..........................   (26,440,579)    (95,593,458)
                                          ------------  --------------

Net Increase (Decrease) in Net Assets...    45,927,778    (444,566,684)

NET ASSETS
  Beginning of period...................  $636,915,365  $1,081,482,049
                                          ------------  --------------
  End of period.........................  $682,843,143  $  636,915,365
                                          ============  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $ 19.09      $ 28.50     $  34.79    $  40.88
Income from investment
  operations:
    Net investment loss.......        (0.18)       (0.31)       (0.17)      (0.03)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............         2.42        (9.10)       (6.02)      (3.45)
                                    -------      -------     --------    --------
        Total from investment
          operations..........         2.24        (9.41)       (6.19)      (3.48)
Less distributions:
    From net investment
      income..................         0.00         0.00         0.00        0.00
    From net realized gains...         0.00         0.00        (0.10)      (2.61)
                                    -------      -------     --------    --------
        Total distributions...         0.00         0.00        (0.10)      (2.61)

Net Asset Value, end of
  period......................      $ 21.33      $ 19.09     $  28.50    $  34.79
                                    =======      =======     ========    ========
Total Return/Ratios
    Total return*.............        11.73%      (33.02%)     (17.78%)     (8.18%)
    Net assets, end of period
      (000s)..................      $67,340      $67,184     $117,773    $131,298
    Net expenses to average
      net assets#.............         1.51%**      1.35%        1.18%       1.20%
    Gross expenses to average
      net assets#.............         1.51%**      1.35%        1.19%       1.24%
    Net investment loss to
      average net assets......        (1.23%)**    (1.08%)      (0.58%)     (0.21%)
    Portfolio turnover
      rate@...................          132%         128%         110%        108%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS B SHARES
Net Asset Value, beginning of
  period......................      $ 18.60      $ 28.03     $ 34.49     $ 40.88
Income from investment
  operations:
    Net investment loss.......        (0.35)       (0.69)      (0.45)      (0.21)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............         2.44        (8.74)      (5.91)      (3.57)
                                    -------      -------     -------     -------
        Total from investment
          operations..........         2.09        (9.43)      (6.36)      (3.78)
Less distributions:
    From net investment
      income..................         0.00         0.00        0.00        0.00
    From net realized gains...         0.00         0.00       (0.10)      (2.61)
                                    -------      -------     -------     -------
        Total distributions...         0.00         0.00       (0.10)      (2.61)

Net Asset Value, end of
  period......................      $ 20.69      $ 18.60     $ 28.03     $ 34.49
                                    =======      =======     =======     =======
Total Return/Ratios
    Total return*.............        11.24%      (33.64%)    (18.43%)     (8.92%)
    Net assets, end of period
      (000s)..................      $19,016      $18,804     $35,845     $50,883
    Net expenses to average
      net assets#.............         2.55%**      2.26%       1.96%       1.94%
    Gross expenses to average
      net assets#.............         2.56%**      2.26%       1.97%       1.97%
    Net investment loss to
      average net assets......        (2.27%)**    (1.98%)     (1.35%)     (1.02%)
    Portfolio turnover
      rate@...................          132%         128%        110%        108%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS C SHARES
Net Asset Value, beginning of
  period......................      $18.60       $ 28.05     $ 34.51     $ 40.88
Income from investment
  operations:
    Net investment loss.......       (0.39)        (0.86)      (0.48)      (0.19)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        2.49         (8.59)      (5.88)      (3.57)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        2.10         (9.45)      (6.36)      (3.76)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00       (0.10)      (2.61)
                                    ------       -------     -------     -------
        Total distributions...        0.00          0.00       (0.10)      (2.61)

Net Asset Value, end of
  period......................      $20.70       $ 18.60     $ 28.05     $ 34.51
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       11.29%       (33.69%)    (18.42%)     (8.87%)
    Net assets, end of period
      (000s)..................      $7,786       $ 7,794     $17,031     $25,275
    Net expenses to average
      net assets#.............        2.53%**       2.26%       1.96%       1.94%
    Gross expenses to average
      net assets#.............        2.53%**       2.27%       1.98%       1.97%
    Net investment loss to
      average net assets......       (2.24%)**     (1.99%)     (1.36%)     (1.01%)
    Portfolio turnover
      rate@...................         132%          128%        110%        108%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                           SIX MONTHS
                             ENDED                    YEAR ENDED DECEMBER 31,
                            JUNE 30,   ------------------------------------------------------
                              2003       2002       2001        2000       1999       1998
                           ----------  ---------  ---------  ----------  ---------  ---------
CLASS F SHARES
Net Asset Value,
  beginning of period....   $  19.04   $  28.45   $  34.74   $    40.86  $  24.37   $  23.45
Income from investment
  operations:
    Net investment
      loss...............      (0.16)     (0.36)     (0.20)       (0.07)    (0.08)     (0.07)
    Net gains (losses) on
      securities (both
      realized and
      unrealized)........       2.41      (9.05)     (5.99)       (3.44)    22.72       3.15
                            --------   --------   --------   ----------  --------   --------
        Total from
          investment
          operations.....       2.25      (9.41)     (6.19)       (3.51)    22.64       3.08
Less distributions:
    From net investment
      income.............       0.00       0.00       0.00         0.00      0.00       0.00
    From net realized
      gains..............       0.00       0.00      (0.10)       (2.61)    (6.15)     (2.16)
                            --------   --------   --------   ----------  --------   --------
        Total
         distributions...       0.00       0.00      (0.10)       (2.61)    (6.15)     (2.16)

Net Asset Value, end of
  period.................   $  21.29   $  19.04   $  28.45   $    34.74  $  40.86   $  24.37
                            ========   ========   ========   ==========  ========   ========
Total Return/Ratios
    Total return.........      11.82%    (33.08%)   (17.81%)      (8.26%)    94.59%    14.19%
    Net assets, end of
      period (000s)......   $538,590   $498,970   $847,330   $1,066,003  $806,152   $241,124
    Net expenses to
      average net
      assets#............       1.57%**     1.40%     1.24%        1.25%     1.45%      1.55%
    Gross expenses to
      average net
      assets#............       1.57%**     1.41%     1.25%        1.28%     1.46%      1.57%
    Net investment loss
      to average net
      assets.............      (1.29%)**    (1.13%)    (0.64%)      (0.46%)    (0.96%)    (0.91%)
    Portfolio turnover
      rate@..............        132%       128%       110%         108%      157%       121%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS R SHARES
Net Asset Value, beginning of
  period......................      $ 19.23      $ 28.64     $ 34.87      $40.88
Income from investment
  operations:
    Net investment income
      (loss)..................        (0.09)       (0.18)      (0.08)       0.00+
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............         2.39        (9.23)      (6.05)      (3.40)
                                    -------      -------     -------      ------
        Total from investment
          operations..........         2.30        (9.41)      (6.13)      (3.40)
Less distributions:
    From net investment
      income..................         0.00         0.00        0.00        0.00
    From net realized gains...         0.00         0.00       (0.10)      (2.61)
                                    -------      -------     -------      ------
        Total distributions...         0.00         0.00       (0.10)      (2.61)

Net Asset Value, end of
  period......................      $ 21.53      $ 19.23     $ 28.64      $34.87
                                    =======      =======     =======      ======
Total Return/Ratios
    Total return..............        11.96%      (32.86%)    (17.57%)     (7.98%)
    Net assets, end of period
      (000s)..................      $48,781      $42,872     $61,163      $4,693
    Net expenses to average
      net assets#.............         1.23%**      1.10%       0.94%       0.93%
    Gross expenses to average
      net assets#.............         1.23%**      1.10%       0.95%       0.96%
    Net investment income
      (loss) to average net
      assets..................        (0.94%)**    (0.82%)     (0.38%)      0.01%
    Portfolio turnover
      rate@...................          132%         128%        110%        108%

  + Net investment income (loss) for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS T SHARES
Net Asset Value, beginning of
  period......................      $18.79        $28.24      $34.69      $40.88
Income from investment
  operations:
    Net investment loss.......       (0.24)        (0.54)      (0.33)      (0.09)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        2.42         (8.91)      (6.02)      (3.49)
                                    ------        ------      ------      ------
        Total from investment
          operations..........        2.18         (9.45)      (6.35)      (3.58)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00       (0.10)      (2.61)
                                    ------        ------      ------      ------
        Total distributions...        0.00          0.00       (0.10)      (2.61)

Net Asset Value, end of
  period......................      $20.97        $18.79      $28.24      $34.69
                                    ======        ======      ======      ======
Total Return/Ratios
    Total return*.............       11.60%       (33.46%)    (18.30%)     (8.43%)
    Net assets, end of period
      (000s)..................      $1,330        $1,291      $2,341      $1,908
    Net expenses to average
      net assets#.............        1.93%**       2.06%       1.82%       1.44%
    Gross expenses to average
      net assets#.............        1.93%**       2.06%       1.83%       1.48%
    Net investment loss to
      average net assets......       (1.64%)**     (1.79%)     (1.24%)     (0.50%)
    Portfolio turnover
      rate@...................         132%          128%        110%        108%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Discovery Fund (the "Fund"). The Fund offers Class A,
Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.

  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $58,190 and $128,423, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $49,780 and $62,925, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................      $22,203
Class B.....................................................      $31,975
Class C.....................................................      $12,256
Class R.....................................................      $ 7,336
Class T.....................................................      $ 1,424

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

 DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $608,854 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                                              DISTRIBUTION  SHAREHOLDER SERVICING
                                                               FEES PAID          FEES PAID
                                                              ------------  ---------------------
Class A.....................................................     N/A               $78,422
Class B.....................................................    $66,130            $22,044
Class C.....................................................    $27,330            $ 9,110
Class T.....................................................    $ 1,506            $ 1,506

  During the six months ended June 30, 2003, DSC retained $56,716 and $4 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $101,861 and $1,092 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $1,561. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses..................................  $441,601,561
Post-October Capital Loss Deferral..........................  $16,478,920
Post-October Currency Loss Deferral.........................  $        0
Federal Tax Cost............................................  $644,226,833
Gross Tax Appreciation of Investments.......................  $93,533,168
Gross Tax Depreciation of Investments.......................  $(47,606,890)
Net Tax Appreciation........................................  $45,926,278

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                                       SIX MONTHS                         YEAR
                                                                          ENDED                          ENDED
                                                                         6/30/03                        12/31/02
                                                              -----------------------------  ------------------------------
                                                                SHARES         AMOUNT            SHARES          AMOUNT
                                                              ----------  -----------------  ---------------  -------------
CLASS A
      Sold..................................................     398,740  $       7,691,612          914,819  $  21,923,140
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................    (760,905) $     (14,834,372)      (1,527,408) $ (35,269,582)
      NET DECREASE..........................................    (362,165) $      (7,142,760)        (612,589) $ (13,346,442)
CLASS B
      Sold..................................................       5,361  $         100,783           26,778  $     651,636
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................     (97,192) $      (1,758,145)        (294,496) $  (6,458,671)
      NET DECREASE..........................................     (91,831) $      (1,657,362)        (267,718) $  (5,807,035)
CLASS C
      Sold..................................................      14,727  $         272,061           27,424  $     641,512
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................     (57,472) $      (1,063,690)        (215,764) $  (4,919,524)
      NET DECREASE..........................................     (42,745) $        (791,629)        (188,340) $  (4,278,012)
CLASS F
      Sold..................................................   2,297,102  $      43,699,099        5,520,185  $ 130,099,247
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................  (3,196,265) $     (61,077,365)      (9,099,776) $(204,045,538)
      NET DECREASE..........................................    (899,163) $     (17,378,266)      (3,579,591) $ (73,946,291)
CLASS R
      Sold..................................................     191,473  $       3,639,395          438,891  $  10,145,622
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................    (155,373) $      (3,013,869)        (344,725) $  (8,031,975)
      NET INCREASE..........................................      36,100  $         625,526           94,166  $   2,113,647
CLASS T
      Sold..................................................       5,156  $          98,146           14,612  $     336,876
      Dividends or Distributions Reinvested.................           0  $               0                0  $           0
      Redeemed..............................................     (10,464) $        (194,234)         (28,799) $    (666,201)
      NET DECREASE..........................................      (5,308) $         (96,088)         (14,187) $    (329,325)

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                        FOR MORE INFORMATION

                                        DREYFUS FOUNDERS
                                        DISCOVERY FUND
                                        200 Park Avenue
                                        New York, NY  10166

                                        MANAGER

                                        Founders Asset Management LLC
                                        2930 East Third Avenue
                                        Denver, CO 80206

                                        TRANSFER AGENT &
                                        DIVIDEND DISBURSING AGENT
To obtain information:
---------------------------------       Dreyfus Transfer, Inc.
BY TELEPHONE                    |       200 Park Avenue
Call your financial             |       New York, NY  10166
representative or               |
1-800-554-4611                  |
                                |       DISTRIBUTOR
BY MAIL  Write to:              |
Dreyfus Founders Funds          |       Dreyfus Service Corporation
144 Glenn Curtiss Boulevard     |       200 Park Avenue
Uniondale, NY  11556-0144       |       New York, NY 10166


Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2003 Dreyfus Service Corporation                                    182SA0603

DREYFUS FOUNDERS
GROWTH FUND


SEMIANNUAL REPORT       JUNE 30, 2003


[GRAPHIC]


                                                 YOU, YOUR ADVISOR AND
                                                 [DREYFUS LOGO]
                                                 A MELLON FINANCIAL COMPANY(sm)

TABLE OF CONTENTS

Management Overview                      3
Statement of Investments                10
Statement of Assets and Liabilities     15
Statement of Operations                 17
Statements of Changes in Net Assets     18
Financial Highlights                    19
Notes to Financial Statements           25


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-8 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO
MANAGER JOHN B. JARES, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS GROWTH BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

The first six months of 2003 presented mixed results on both the economic and broad market levels. However, the Dreyfus Founders Growth Fund posted a competitive return(1) versus its growth benchmark, the Russell 1000 Growth Index, which posted a 13.09% return.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUND'S PERFORMANCE DURING THE
PERIOD?

The reporting period began in a market slump. Uncertainty over a war in Iraq, high fear of more corporate misdeeds and dampened economic growth rates led to investors searching for lower-risk, more defensive securities in which to invest.

     However, by the mid-point of the reporting period, the market experienced an upswing, spurred by a stabilization of the geopolitical uncertainty that had been blanketing the market for quite some time. Investors began the shift back to equities as renewed confidence in

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"INVESTORS BEGAN THE SHIFT BACK TO EQUITIES AS RENEWED CONFIDENCE IN THE PACE OF ECONOMIC GROWTH AND FALLING INTEREST RATES DREW ATTENTION TOWARD LESS-DEFENSIVE INVESTMENTS."

PERFORMANCE HIGHLIGHTS

- Amid mixed economic results, the period saw equity markets again becoming attractive as investor confidence began to solidify.

- A mid-March rally, spurred by investors' increased optimism that the Iraqi conflict was moving toward some resolution, renewed interest in equity markets.

- The Fund's holdings in the consumer discretionary sector benefited greatly from strong consumer spending.

- Sluggish demand caused some technology and basic materials holdings to lose ground for the Fund.

- We continue to search one-by-one for investment opportunities in large-cap companies that we believe have the potential to exhibit superior growth rates and that we feel have sensible valuations.

the pace of economic growth and falling interest rates drew attention toward less-defensive vehicles.

     On a purely economic level, results were not as clear cut. Weekly jobless claims hovered in the 430,000 range, indicating a soft job market. By the end of June, the unemployment rate reached 6.4%, a nine-year high. Additionally, the Institute for Supply Management (ISM) index posted readings in the high 40s, signaling contraction. However, this reading was better than it appeared. The index actually improved from the mid-40s level, indicating only a modest amount of contraction. Additionally, low interest rates continued to have a positive impact on the housing and mortgage industries and auto sales still remained at relatively high levels.

WHAT MANAGEMENT DECISIONS POSITIVELY IMPACTED THE FUND'S PERFORMANCE?

During the period, many of the Fund's large-cap holdings in the healthcare and consumer discretionary sectors posted solid performance. The healthcare sector provided the most significant opportunities during the period, as the Fund capitalized on holdings focused on the improvement of cardiovascular health and the production of affordable drugs. BOSTON SCIENTIFIC CORPORATION was a strong performer due to the success of its pioneering approach to interventional cardiology. This approach improves upon existing technology by applying a drug to cardiovascular stents to help control coronary artery disease. TEVA PHARMACEUTICAL INDUSTRIES LIMITED also contributed to the Fund's overall performance as it continued to capitalize on market shifts toward less expensive drugs in the generic drug marketplace.

     The infusion of consumer capital into the marketplace helped boost consumer-related stocks. A relative overweight position and strong stock selection in the consumer discretionary sector helped drive the Fund's performance during the period. Primary among these was ROYAL CARIBBEAN CRUISES LIMITED, one of the Fund's largest holdings throughout the period, which benefited from consumers' return to leisure travel. BEST BUY COMPANY, INC., the leading retailer of consumer electronics, took advantage of consumers' continued capital spending on electronics and was a top performer in the Fund during the period.

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  SPDR Trust Series 1 (SPY)                             5.07%
2.  Microsoft Corporation (MSFT)                          4.36%
3.  General Electric Company (GE)                         3.76%
4.  Estee Lauder Companies, Inc. (EL)                     2.95%
5.  Best Buy Company, Inc. (BBY)                          2.28%
6.  Pfizer, Inc. (PFE)                                    2.05%
7.  Bank of America Corporation (BAC)                     1.98%
8.  Royal Caribbean Cruises Limited (RCL)                 1.97%
9.  MBNA Corporation (KRB)                                1.92%
10. International Business Machines Corporation (IBM)     1.80%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

WHAT MANAGEMENT DECISIONS HINDERED PERFORMANCE DURING THE HALF?

Inadequate performance of holdings in the basic materials sector hampered the Fund's returns. Lackluster results came from holdings such as AIR PRODUCTS AND CHEMICALS, INC., a supplier of industrial gases, which experienced sluggish demand from end-users.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth Fund on 6/30/93 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Standard & Poor's (S&P) 500 Index is a market-value-weighted, unmanaged index of common stocks considered representative of the broad market. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     Fund performance was also hindered by not only a relative underweight position in the technology sector, but also by negative results from stock selections such as holding BMC SOFTWARE, INC., a manufacturer of computer hardware and software systems. Already saddled with a difficult environment in which to sell, BMC Software underperformed due to missed revenue growth estimates.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       8.96%   (4.64%)       --        --     (21.86%)
  Without sales charge           15.68%    1.17%        --        --     (20.53%)

CLASS B SHARES (12/31/99)
  With redemption*               11.21%   (3.64%)       --        --     (21.63%)
  Without redemption             15.21%    0.36%        --        --     (21.08%)

CLASS C SHARES (12/31/99)
  With redemption**              14.09%   (0.76%)       --        --     (21.13%)
  Without redemption             15.09%    0.24%        --        --     (21.13%)

CLASS F SHARES (1/5/62)          15.64%    1.29%     (8.18%)    5.86%       N/A

CLASS R SHARES (12/31/99)        16.00%    1.52%        --        --     (20.35%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)      10.12%   (4.12%)       --        --     (22.22%)
  Without sales charge           15.27%    0.36%        --        --     (21.18%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions and adjustments for financial statement purposes. Part of the Fund's year-to-date performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

[CHART]

PORTFOLIO COMPOSITION

22.78%  Information Technology
15.00%  Consumer Discretionary
11.54%  Financials
11.31%  Healthcare
10.27%  Consumer Staples
 9.46%  Industrials
 2.83%  Energy
 1.31%  Materials
 1.11%  Utilities
 0.50%  Telecommunications Services
 5.07%  Other
 8.82%  Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

     Additionally, the Fund's cash position, which averaged 8% during the period, hampered returns the Fund might have otherwise seen in the strong market environment.

However, as we move forward, our strategy remains unchanged. We will continue to rely upon on our bottom-up approach to seeking companies we believe are capable of posting strong future revenue and earnings growth at valuations that make sense.

/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

                      This page intentionally left blank.

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                     MARKET VALUE

---------------------------------------------------------------------------------------

COMMON STOCKS (DOMESTIC)-87.6%
AIRLINES-2.0%
         154,517  Delta Air Lines, Inc..............................       $ 2,268,310
         249,189  Northwest Airlines Corporation Class A*...........         2,813,344
         309,825  Southwest Airlines Company........................         5,328,990
                                                                           -----------
                                                                            10,410,644
                                                                           -----------
APPLICATION SOFTWARE-0.4%
         112,375  PeopleSoft, Inc.*.................................         1,976,676
                                                                           -----------
ASSET MANAGEMENT & CUSTODY BANKS-2.4%
          56,050  Bank of New York Company, Inc.....................         1,611,438
         395,900  Janus Capital Group, Inc..........................         6,492,760
         133,700  SEI Investments Company...........................         4,278,400
                                                                           -----------
                                                                            12,382,598
                                                                           -----------
BIOTECHNOLOGY-1.7%
          75,135  Amgen, Inc.*......................................         4,991,969
          66,475  Gilead Sciences, Inc.*............................         3,694,681
                                                                           -----------
                                                                             8,686,650
                                                                           -----------
BROADCASTING & CABLE TV-2.4%
          65,950  Clear Channel Communications, Inc.*...............         2,795,621
         219,858  Comcast Corporation Special Class A*..............         6,338,506
          92,350  Cox Communications, Inc.*.........................         2,945,965
                                                                           -----------
                                                                            12,080,092
                                                                           -----------
CASINOS & GAMING-0.4%
          54,575  MGM Mirage, Inc.*.................................         1,865,374
                                                                           -----------
COMMUNICATIONS EQUIPMENT-1.0%
         292,380  Cisco Systems, Inc.*..............................         4,879,822
                                                                           -----------
COMPUTER & ELECTRONICS RETAIL-2.3%
         263,850  Best Buy Company, Inc.*...........................        11,588,292
                                                                           -----------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                     MARKET VALUE

---------------------------------------------------------------------------------------

COMPUTER HARDWARE-1.8%
         111,075  International Business Machines Corporation.......       $ 9,163,688
                                                                           -----------
CONSUMER FINANCE-1.9%
         469,200  MBNA Corporation..................................         9,778,128
                                                                           -----------
DATA PROCESSING & OUTSOURCED SERVICES-2.7%
         175,550  First Data Corporation............................         7,274,792
         183,225  Fiserv, Inc.*.....................................         6,524,643
                                                                           -----------
                                                                            13,799,435
                                                                           -----------
DIVERSIFIED BANKS-3.6%
         127,425  Bank of America Corporation.......................        10,070,398
         163,150  Wells Fargo & Company.............................         8,222,760
                                                                           -----------
                                                                            18,293,158
                                                                           -----------
DIVERSIFIED COMMERCIAL SERVICES-1.1%
         310,175  Cendant Corporation*..............................         5,682,406
                                                                           -----------
DRUG RETAIL-0.2%
          35,525  Walgreen Company..................................         1,069,303
                                                                           -----------
EXCHANGE TRADED FUNDS-5.1%
         264,225  SPDR Trust Series 1...............................        25,796,288
                                                                           -----------
FOOD RETAIL-1.0%
         261,900  Safeway, Inc.*....................................         5,358,474
                                                                           -----------
GAS UTILITIES-1.1%
         102,950  Kinder Morgan, Inc................................         5,626,218
                                                                           -----------
HEALTHCARE EQUIPMENT-1.3%
         105,550  Boston Scientific Corporation*....................         6,449,105
                                                                           -----------
HEALTHCARE SERVICES-1.9%
         161,325  Caremark Rx, Inc.*................................         4,142,826
          79,375  Express Scripts, Inc. Class A*....................         5,422,900
                                                                           -----------
                                                                             9,565,726
                                                                           -----------
HOME IMPROVEMENT RETAIL-1.3%
         191,675  Home Depot, Inc...................................         6,348,276
                                                                           -----------
HOTELS, RESORTS & CRUISE LINES-0.2%
          36,425  Carnival Corporation Class A......................         1,184,177
                                                                           -----------
HOUSEHOLD PRODUCTS-2.6%
         129,350  Colgate-Palmolive Company.........................         7,495,833
          64,650  Procter & Gamble Company..........................         5,765,487
                                                                           -----------
                                                                            13,261,320
                                                                           -----------
HYPERMARKETS & SUPER CENTERS-1.6%
         151,896  Wal-Mart Stores, Inc..............................         8,152,258
                                                                           -----------

* NON-INCOME PRODUCING.
 SPDR-STANDARD AND POOR'S DEPOSITARY RECEIPT.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                     MARKET VALUE

---------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-4.6%
          19,125  3M Company........................................       $ 2,466,743
         667,659  General Electric Company..........................        19,148,460
          32,725  Ingersoll-Rand Company Class A....................         1,548,547
                                                                           -----------
                                                                            23,163,750
                                                                           -----------
INDUSTRIAL GASES-1.3%
          32,050  Air Products and Chemicals, Inc...................         1,333,280
          88,650  Praxair, Inc......................................         5,327,865
                                                                           -----------
                                                                             6,661,145
                                                                           -----------
INDUSTRIAL MACHINERY-0.7%
          57,525  Illinois Tool Works, Inc..........................         3,788,021
                                                                           -----------
INTEGRATED OIL & GAS-0.5%
          66,375  Exxon Mobil Corporation...........................         2,383,526
                                                                           -----------
INTEGRATED TELECOMMUNICATION SERVICES-0.5%
          99,875  SBC Communications, Inc...........................         2,551,806
                                                                           -----------
INVESTMENT BANKING & BROKERAGE-1.7%
          52,150  Goldman Sachs Group, Inc..........................         4,367,563
          95,075  Morgan Stanley....................................         4,064,456
                                                                           -----------
                                                                             8,432,019
                                                                           -----------
LEISURE FACILITIES-2.0%
         433,855  Royal Caribbean Cruises Limited...................        10,048,082
                                                                           -----------
MOVIES & ENTERTAINMENT-3.9%
         213,950  AOL Time Warner, Inc.*............................         3,442,456
         194,871  Viacom, Inc. Class B*.............................         8,508,068
         391,360  Walt Disney Company...............................         7,729,360
                                                                           -----------
                                                                            19,679,884
                                                                           -----------
MULTI-LINE INSURANCE-0.7%
          68,074  American International Group, Inc.................         3,756,323
                                                                           -----------
OIL & GAS DRILLING-0.2%
          49,800  GlobalSantaFe Corporation.........................         1,162,332
                                                                           -----------
OIL & GAS EQUIPMENT & SERVICES-1.9%
          36,025  BJ Services Company*..............................         1,345,894
         225,825  Smith International, Inc.*........................         8,296,811
                                                                           -----------
                                                                             9,642,705
                                                                           -----------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.2%
         141,717  Citigroup, Inc....................................         6,065,488
                                                                           -----------
PERSONAL PRODUCTS-2.9%
         447,603  Estee Lauder Companies, Inc. Class A..............        15,008,129
                                                                           -----------


---------------------------------------------------------------------------------------
SHARES                                                                     MARKET VALUE

PHARMACEUTICALS-5.3%
          31,337  Forest Laboratories, Inc.*........................       $ 1,715,701
         109,875  Johnson & Johnson.................................         5,680,538
         107,125  Merck & Company, Inc..............................         6,486,419
         305,363  Pfizer, Inc.......................................        10,428,146
          55,175  Wyeth.............................................         2,513,221
                                                                           -----------
                                                                            26,824,025
                                                                           -----------
PUBLISHING-1.2%
         129,812  Tribune Company...................................         6,269,920
                                                                           -----------
RAILROADS-0.5%
          44,275  Union Pacific Corporation.........................         2,568,836
                                                                           -----------
SEMICONDUCTOR EQUIPMENT-1.9%
          79,650  KLA-Tencor Corporation*...........................         3,702,929
         163,300  Novellus Systems, Inc.*...........................         5,980,209
                                                                           -----------
                                                                             9,683,138
                                                                           -----------
SEMICONDUCTORS-3.9%
          84,400  Altera Corporation*...............................         1,384,160
          37,125  Broadcom Corporation*.............................           924,784
         341,776  Intel Corporation.................................         7,103,472
         192,050  Linear Technology Corporation.....................         6,185,931
          73,000  Maxim Integrated Products, Inc.*..................         2,495,870
          59,275  Xilinx, Inc.*.....................................         1,500,250
                                                                           -----------
                                                                            19,594,467
                                                                           -----------
SOFT DRINKS-1.9%
         156,075  Coca-Cola Company.................................         7,243,441
         118,975  Coca-Cola Enterprises, Inc........................         2,159,396
                                                                           -----------
                                                                             9,402,837
                                                                           -----------
SPECIALTY STORES-1.4%
         222,838  Tiffany & Company.................................         7,282,346
                                                                           -----------
SYSTEMS SOFTWARE-9.4%
         202,275  Adobe Systems, Inc................................         6,486,959
         386,400  BMC Software, Inc.*...............................         6,309,912
         865,901  Microsoft Corporation.............................        22,175,725
         535,050  Oracle Corporation*...............................         6,431,301
         231,635  VERITAS Software Corporation*.....................         6,640,975
                                                                           -----------
                                                                            48,044,872
                                                                           -----------
TOTAL COMMON STOCKS (DOMESTIC)
(COST-$419,465,272).................................................       445,411,759
                                                                           -----------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                     MARKET VALUE

---------------------------------------------------------------------------------------

COMMON STOCKS (FOREIGN)-3.6%
IT CONSULTING & OTHER SERVICES-1.4%
         402,150  Accenture Limited Class A ADR (BD)*...............       $ 7,274,894
                                                                           -----------
OIL & GAS DRILLING-0.2%
          30,350  Nabors Industries Limited (BA)*...................         1,200,343
                                                                           -----------
PHARMACEUTICALS-1.2%
         105,900  Teva Pharmaceutical Industries Limited Sponsored
                  ADR (IS)..........................................         6,028,887
                                                                           -----------
RAILROADS-0.5%
          52,225  Canadian National Railway Company (CA)............         2,520,379
                                                                           -----------
SEMICONDUCTORS-0.3%
          42,375  Marvell Technology Group Limited (BD)*............         1,456,419
                                                                           -----------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$15,448,754)..................................................        18,480,922
                                                                           -----------
PRINCIPAL
AMOUNT                                                                     AMORTIZED COST

-----------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-8.8%
OTHER DIVERSIFIED FINANCIAL SERVICES-4.9%
$     25,100,000  Merrill Lynch & Company
                  1.12% 7/2/03......................................         $25,099,219
                                                                             -----------
SPECIAL PURPOSE ENTITY-3.9%
      19,800,000  Corporate Asset Funding Corporation
                  1.10% 7/1/03......................................          19,800,000
                                                                             -----------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$44,899,219)........................................          44,899,219
                                                                             -----------
TOTAL INVESTMENTS-100.0%
(TOTAL COST-$479,813,245)...........................................         508,791,900
OTHER ASSETS AND LIABILITIES-(0.0%).................................             (23,005)
                                                                             -----------
NET ASSETS-100.0%...................................................         $508,768,895
                                                                             ===========

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $479,813,245
                                                    ------------
Investment securities, at market..................   508,791,900
Cash..............................................     1,408,726
Receivables:
  Investment securities sold......................     4,815,839
  Capital shares sold.............................       405,687
  Dividends.......................................       410,306
Other assets......................................         5,151
                                                    ------------
    Total Assets..................................   515,837,609
                                                    ------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................     2,397,189
  Capital shares redeemed.........................     3,716,892
  Advisory fees...................................       315,815
  Shareholder servicing fees......................        43,172
  Accounting fees.................................        25,251
  Distribution fees...............................       152,735
  Custodian fees..................................         1,204
  Other...........................................       416,456
                                                    ------------
    Total Liabilities.............................     7,068,714
                                                    ------------
Net Assets........................................  $508,768,895
                                                    ============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $1,293,787,499
Accumulated net investment loss...................    (1,264,709)
Accumulated net realized loss from security
  transactions....................................  (812,732,550)
Net unrealized appreciation on investments........    28,978,655
                                                    ------------
    Total.........................................  $508,768,895
                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (UNAUDITED) (CONTINUED)

Net Assets--Class A...............................  $  5,895,236
Shares Outstanding--Class A.......................       683,413
Net Asset Value, Redemption Price Per Share.......  $       8.63
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $       9.16

Net Assets--Class B...............................  $ 12,652,585
Shares Outstanding--Class B.......................     1,505,139
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       8.41

Net Assets--Class C...............................  $  1,583,399
Shares Outstanding--Class C.......................       188,715
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       8.39

Net Assets--Class F...............................  $482,232,108
Shares Outstanding--Class F.......................    55,756,781
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       8.65

Net Assets--Class R...............................  $  6,207,372
Shares Outstanding--Class R.......................       713,814
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       8.70

Net Assets--Class T...............................  $    198,195
Shares Outstanding--Class T.......................        23,644
Net Asset Value, Redemption Price Per Share.......  $       8.38
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $       8.77

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $ 2,153,128
  Interest........................................      237,268
  Foreign taxes withheld..........................       (6,207)
                                                    -----------
    Total Investment Income.......................    2,384,189
                                                    -----------
EXPENSES:
  Advisory fees--Note 2...........................    1,764,100
  Shareholder servicing fees--Note 2..............      270,507
  Accounting fees--Note 2.........................      141,412
  Distribution fees--Note 2.......................      610,658
  Transfer agency fees--Note 2....................      485,935
  Registration fees...............................       31,456
  Postage and mailing expenses....................       69,764
  Custodian fees and expenses--Note 2.............        7,221
  Printing expenses...............................       60,758
  Legal and audit fees............................       48,807
  Directors' fees and expenses--Note 2............       53,318
  Other expenses..................................      109,500
                                                    -----------
    Total Expenses................................    3,653,436
    Earnings Credits..............................       (3,272)
    Reimbursed/Waived Expenses....................       (1,266)
                                                    -----------
    Net Expenses..................................    3,648,898
                                                    -----------
  Net Investment Loss.............................   (1,264,709)
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Loss on Security Transactions........  (11,307,284)
Net Change in Unrealized Appreciation/Depreciation
  of Investments..................................   82,491,280
                                                    -----------
  Net Realized and Unrealized Gain................   71,183,996
                                                    -----------
Net Increase in Net Assets Resulting from
  Operations......................................  $69,919,287
                                                    ===========

Purchases of long-term securities.................  $255,626,631
Proceeds from sales of long-term securities.......  $282,082,623

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            6/30/03       12/31/02
                                          ------------  ------------
OPERATIONS
Net Investment Loss.....................  $ (1,264,709) $ (3,186,435)
Net Realized Loss on Security
  Transactions..........................   (11,307,284) (161,500,402)
Net Realized Gain from Foreign Currency
  Transactions..........................             0           219
Net Change in Unrealized
  Appreciation/Depreciation.............    82,491,280   (56,838,030)
                                          ------------  ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    69,919,287  (221,524,648)
                                          ------------  ------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................       (34,416)     (439,145)
  Class B...............................      (620,206)   (2,574,883)
  Class C...............................      (151,481)     (656,249)
  Class F...............................   (27,548,447) (210,452,943)
  Class R...............................     1,112,815     3,376,685
  Class T...............................       (37,183)     (271,640)
                                          ------------  ------------
Net Decrease from Capital Share
  Transactions..........................   (27,278,918) (211,018,175)
                                          ------------  ------------

Net Increase (Decrease) in Net Assets...    42,640,369  (432,542,823)

NET ASSETS
  Beginning of period...................  $466,128,526  $898,671,349
                                          ------------  ------------
  End of period.........................  $508,768,895  $466,128,526
                                          ============  ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                             YEAR ENDED
                                  SIX MONTHS                DECEMBER 31,
                                    ENDED       -------------------------------------
                                JUNE 30, 2003      2002         2001         2000
                                --------------  -----------  -----------  -----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $ 7.46        $10.53       $14.02       $23.88
Income from investment
  operations:
    Net investment loss.......       (0.03)        (0.06)       (0.05)       (0.05)
    Net gains (losses) on
      securities
      (both realized and
      unrealized).............        1.20         (3.01)       (3.44)       (6.39)
                                    ------        ------       ------       ------
        Total from investment
          operations..........        1.17         (3.07)       (3.49)       (6.44)
Less distributions:
    From net investment
      income..................        0.00          0.00         0.00         0.00
    From net realized gains...        0.00          0.00         0.00        (3.42)
                                    ------        ------       ------       ------
        Total distributions...        0.00          0.00         0.00        (3.42)

Net Asset Value, end of
  period......................      $ 8.63        $ 7.46       $10.53       $14.02
                                    ======        ======       ======       ======
Total Return/Ratios
    Total return*.............       15.68%       (29.15%)     (24.89%)     (27.30%)
    Net assets, end of period
      (000s)..................      $5,895        $5,149       $7,795       $8,655
    Net expenses to average
      net assets#.............        1.68%**       1.48%        1.20%        1.05%
    Gross expenses to average
      net assets#.............        1.68%**       1.48%        1.21%        1.08%
    Net investment loss to
      average net assets......       (0.66%)**     (0.56%)      (0.47%)      (0.54%)
    Portfolio turnover
      rate@...................         152%          139%         152%         182%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS B SHARES
Net Asset Value, beginning of
  period......................      $  7.30      $ 10.38     $ 13.91      $ 23.88
Income from investment
  operations:
    Net investment loss.......        (0.08)       (0.18)      (0.13)       (0.11)
    Net gains (losses) on
      securities
      (both realized and
      unrealized).............         1.19        (2.90)      (3.40)       (6.44)
                                    -------      -------     -------      -------
        Total from investment
          operations..........         1.11        (3.08)      (3.53)       (6.55)
Less distributions:
    From net investment
      income..................         0.00         0.00        0.00         0.00
    From net realized gains...         0.00         0.00        0.00        (3.42)
                                    -------      -------     -------      -------
        Total distributions...         0.00         0.00        0.00        (3.42)

Net Asset Value, end of
  period......................      $  8.41      $  7.30     $ 10.38      $ 13.91
                                    =======      =======     =======      =======
Total Return/Ratios
    Total return*.............        15.21%      (29.67%)    (25.38%)     (27.77%)
    Net assets, end of period
      (000s)..................      $12,653      $11,603     $19,829      $25,359
    Net expenses to average
      net assets#.............         2.49%**      2.22%       1.92%        1.80%
    Gross expenses to average
      net assets#.............         2.49%**      2.22%       1.93%        1.82%
    Net investment loss to
      average net assets......        (1.48%)**    (1.30%)     (1.20%)      (1.29%)
    Portfolio turnover
      rate@...................          152%         139%        152%         182%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS C SHARES
Net Asset Value, beginning of
  period......................      $ 7.29        $10.36      $13.92      $23.88
Income from investment
  operations:
    Net investment loss.......       (0.12)        (0.26)      (0.18)      (0.10)
    Net gains (losses) on
      securities
      (both realized and
      unrealized).............        1.22         (2.81)      (3.38)      (6.44)
                                    ------        ------      ------      ------
        Total from investment
          operations..........        1.10         (3.07)      (3.56)      (6.54)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (3.42)
                                    ------        ------      ------      ------
        Total distributions...        0.00          0.00        0.00       (3.42)

Net Asset Value, end of
  period......................      $ 8.39        $ 7.29      $10.36      $13.92
                                    ======        ======      ======      ======
Total Return/Ratios
    Total return*.............       15.09%       (29.63%)    (25.58%)    (27.72%)
    Net assets, end of period
      (000s)..................      $1,584        $1,528      $2,979      $4,384
    Net expenses to average
      net assets#.............        2.49%**       2.37%       2.10%       1.80%
    Gross expenses to average
      net assets#.............        2.49%**       2.37%       2.11%       1.82%
    Net investment loss to
      average net assets......       (1.48%)**     (1.46%)     (1.38%)     (1.28%)
    Portfolio turnover
      rate@...................         152%          139%        152%        182%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                           SIX MONTHS
                             ENDED                      YEAR ENDED DECEMBER 31,
                            JUNE 30,   ----------------------------------------------------------
                              2003        2002        2001        2000        1999        1998
                           ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value,
  beginning of period....   $   7.48    $  10.53    $  14.03   $    23.87  $    20.41  $    17.28
Income from investment
  operations:
    Net investment income
      (loss).............      (0.06)      (0.22)      (0.15)       (0.21)      (0.09)       0.01
    Net gains (losses) on
      securities (both
      realized and
      unrealized)........       1.23       (2.83)      (3.35)       (6.21)       7.73        4.26
                            --------    --------    --------   ----------  ----------  ----------
        Total from
          investment
          operations.....       1.17       (3.05)      (3.50)       (6.42)       7.64        4.27
Less distributions:
    From net investment
      income.............       0.00        0.00        0.00         0.00       0.00^       (0.01)
    From net realized
      gains..............       0.00        0.00        0.00        (3.42)      (4.18)      (1.13)
                            --------    --------    --------   ----------  ----------  ----------
        Total
         distributions...       0.00        0.00        0.00        (3.42)      (4.18)      (1.14)
Net Asset Value, end of
  period.................   $   8.65    $   7.48    $  10.53   $    14.03  $    23.87  $    20.41
                            ========    ========    ========   ==========  ==========  ==========
Total Return/Ratios
    Total return.........      15.64%     (28.96%)    (24.95%)     (27.23%)      39.06%      25.04%
    Net assets, end of
      period (000s)......   $482,232    $443,307    $865,425   $1,441,466  $3,323,606  $2,360,180
    Net expenses to
      average net
      assets#............       1.52%**      1.37%      1.30%        1.06%       1.08%       1.08%
    Gross expenses to
      average net
      assets#............       1.52%**      1.38%      1.31%        1.07%       1.09%       1.10%
    Net investment income
      (loss) to average
      net assets.........      (0.51%)**     (0.46%)     (0.58%)      (0.58%)      (0.47%)       0.05%
    Portfolio turnover
      rate@..............        152%        139%        152%         182%        117%        143%

  ^ Distributions from net investment income for the year ended December 31, 1999 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS R SHARES
Net Asset Value, beginning of
 period.......................      $ 7.50        $10.57      $14.07      $23.88
Income from investment
 operations:
    Net investment income
     (loss)...................        0.00+         0.01       (0.02)      (0.02)
    Net gains (losses) on
     securities
     (both realized and
     unrealized)..............        1.20         (3.08)      (3.48)      (6.37)
                                    ------        ------      ------      ------
        Total from investment
         operations...........        1.20         (3.07)      (3.50)      (6.39)
Less distributions:
    From net investment
     income...................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (3.42)
                                    ------        ------      ------      ------
        Total distributions...        0.00          0.00        0.00       (3.42)

Net Asset Value, end of
 period.......................      $ 8.70        $ 7.50      $10.57      $14.07
                                    ======        ======      ======      ======
Total Return/Ratios
    Total return..............       16.00%       (29.04%)    (24.88%)    (27.08%)
    Net assets, end of period
     (000s)...................      $6,207        $4,333      $2,023      $    9
    Net expenses to average
     net assets#..............        1.17%**       1.30%       1.46%       0.79%
    Gross expenses to average
     net assets#..............        1.18%**       1.30%       1.46%       0.82%
    Net investment loss to
     average net assets.......       (0.15%)**     (0.34%)     (0.72%)     (0.29%)
    Portfolio turnover
     rate@....................         152%          139%        152%        182%

  + Net investment income (loss) for the six months ended June 30, 2003 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS T SHARES
Net Asset Value, beginning of
  period......................      $ 7.27        $10.38      $14.00      $23.88
Income from investment
  operations:
    Net investment loss.......       (0.22)        (0.56)      (0.19)      (0.09)
    Net gains (losses) on
      securities
      (both realized and
      unrealized).............        1.33         (2.55)      (3.43)      (6.37)
                                    ------        ------      ------      ------
        Total from investment
          operations..........        1.11         (3.11)      (3.62)      (6.46)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (3.42)
                                    ------        ------      ------      ------
        Total distributions...        0.00          0.00        0.00       (3.42)

Net Asset Value, end of
  period......................      $ 8.38        $ 7.27      $10.38      $14.00
                                    ======        ======      ======      ======
Total Return/Ratios
    Total return*.............       15.27%       (29.96%)    (25.86%)    (27.38%)
    Net assets, end of period
      (000s)..................      $  198        $  208      $  621      $  802
    Net expenses to average
      net assets#.............        2.20%**       2.78%       2.55%       1.29%
    Gross expenses to average
      net assets#.............        2.20%**       2.78%       2.56%       1.32%
    Net investment loss to
      average net assets......       (1.20%)**     (1.89%)     (1.83%)     (0.80%)
    Portfolio turnover
      rate@...................         152%          139%        152%        182%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets, and 0.65% of net assets in excess of $500 million.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $77,218 and $169,884, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $50,897 and $67,909, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                    TRANSFER AGENCY
                                                       FEES PAID
                                                    ---------------
Class A...........................................      $ 8,842
Class B...........................................      $23,108
Class C...........................................      $ 2,934
Class R...........................................      $ 1,867
Class T...........................................      $   568

 DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $560,887 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $ 6,660
Class B.................................    $43,984            $14,661
Class C.................................    $ 5,555            $ 1,852
Class T.................................    $   232            $   232

  During the six months ended June 30, 2003, DSC retained $1,253 in sales commissions from the sales of Class A shares. DSC also retained $55,446 of contingent deferred sales charges relating to redemptions of Class B shares.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

                   TIME PERIOD                      AMOUNT OF WAIVER
                   -----------                      ----------------
9/1/02 to 8/31/03.................................      $100,000
9/1/03 to 8/31/04.................................      $150,000
9/1/04 to 8/31/05.................................      $200,000
9/1/05 to 8/31/06.................................      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $1,266. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2007 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses........................  $785,319,022
Post-October Capital Loss Deferral................  $ 3,865,188
Post-October Currency Loss Deferral...............  $         0
Federal Tax Cost..................................  $496,660,337
Gross Tax Appreciation of Investments.............  $35,393,523
Gross Tax Depreciation of Investments.............  $(23,261,960)
Net Tax Appreciation..............................  $12,131,563

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                            SIX MONTHS                              YEAR
                                              ENDED                                ENDED
                                             6/30/03                              12/31/02
                                ----------------------------------  ------------------------------------
                                    SHARES            AMOUNT             SHARES             AMOUNT
                                ---------------  -----------------  ----------------  ------------------
CLASS A
    Sold......................           58,472  $         464,060           176,909  $        1,575,474
    Issued in Connection with
      Acquisition.............                0  $               0             8,437  $           83,443
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................          (65,054) $        (498,476)         (235,763) $       (2,098,062)
    NET DECREASE..............           (6,582) $         (34,416)          (50,417) $         (439,145)

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

                                            SIX MONTHS                              YEAR
                                              ENDED                                ENDED
                                             6/30/03                              12/31/02
                                ----------------------------------  ------------------------------------
                                    SHARES            AMOUNT             SHARES             AMOUNT
                                ---------------  -----------------  ----------------  ------------------
CLASS B
    Sold......................           46,764  $         375,570           117,855  $        1,071,298
    Issued in Connection with
      Acquisition.............                0  $               0            30,576  $          297,814
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................         (130,684) $        (995,776)         (469,578) $       (3,943,995)
    NET DECREASE..............          (83,920) $        (620,206)         (321,147) $       (2,574,883)
CLASS C
    Sold......................            5,140  $          40,059            19,428  $          176,384
    Issued in Connection with
      Acquisition.............                0  $               0             3,774  $           36,681
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................          (26,113) $        (191,540)         (100,964) $         (869,314)
    NET DECREASE..............          (20,973) $        (151,481)          (77,762) $         (656,249)
CLASS F
    Sold......................        3,337,083  $      26,297,429         6,324,146  $       57,283,483
    Issued in Connection with
      Acquisition.............                0  $               0           162,005  $        1,602,235
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................       (6,874,893) $     (53,845,876)      (29,363,216) $     (269,338,661)
    NET DECREASE..............       (3,537,810) $     (27,548,447)      (22,877,065) $     (210,452,943)
CLASS R
    Sold......................          163,548  $       1,322,843           440,296  $        3,853,596
    Issued in Connection with
      Acquisition.............                0  $               0                48  $              475
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................          (27,152) $        (210,028)          (54,408) $         (477,386)
    NET INCREASE..............          136,396  $       1,112,815           385,936  $        3,376,685
CLASS T
    Sold......................              363  $           2,745             1,782  $           16,192
    Issued in Connection with
      Acquisition.............                0  $               0               791  $            7,690
    Dividends or Distributions
      Reinvested..............                0  $               0                 0  $                0
    Redeemed..................           (5,342) $         (39,928)          (33,797) $         (295,522)
    NET DECREASE..............           (4,979) $         (37,183)          (31,224) $         (271,640)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

6. ACQUISITION OF DREYFUS FOUNDERS FOCUS FUND
On February 22, 2002, the Fund acquired all the net assets of Dreyfus Founders Focus Fund ("Focus") pursuant to a plan of reorganization approved by Focus shareholders on February 15, 2002. The acquisition was accomplished by a tax-free exchange of Class A, Class B, Class C, Class F, Class R, and Class T shares of the Fund in the amount of 8,437, 30,576, 3,774, 162,005, 48, and 791 shares, respectively, (valued at $83,443, $297,814, $36,681, $1,602,235, $475, and
$7,690, respectively) for the 14,562, 52,804, 6,515, 279,701, 80, and 1,328
Focus Class A, Class B, Class C, Class F, Class R, and Class T shares outstanding, respectively, on February 22, 2002. Focus' net assets on that date, $2,028,338, including $145,042 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund and Focus immediately before the acquisition were $808,857,376 and $2,028,338, respectively.

                      This page intentionally left blank.

                        FOR MORE INFORMATION

                                        DREYFUS FOUNDERS
                                        GROWTH FUND
                                        200 Park Avenue
                                        New York, NY  10166

                                        MANAGER

                                        Founders Asset Management LLC
                                        2930 East Third Avenue
                                        Denver, CO 80206

                                        TRANSFER AGENT &
                                        DIVIDEND DISBURSING AGENT
To obtain information:
---------------------------------       Dreyfus Transfer, Inc.
BY TELEPHONE                    |       200 Park Avenue
Call your financial             |       New York, NY  10166
representative or               |
1-800-554-4611                  |
                                |       DISTRIBUTOR
BY MAIL  Write to:              |
Dreyfus Founders Funds          |       Dreyfus Service Corporation
144 Glenn Curtiss Boulevard     |       200 Park Avenue
Uniondale, NY  11556-0144       |       New York, NY 10166


Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2003 Dreyfus Service Corporation                                    213SA0603

DREYFUS FOUNDERS
GROWTH AND
INCOME FUND


SEMIANNUAL REPORT       JUNE 30, 2003


[GRAPHIC]


                                                 YOU, YOUR ADVISOR AND
                                                 [DREYFUS LOGO]
                                                 A MELLON FINANCIAL COMPANY(sm)

TABLE OF CONTENTS

Management Overview                       3
Statement of Investments                 10
Statement of Assets and Liabilities      15
Statement of Operations                  17
Statements of Changes in Net Assets      18
Financial Highlights                     19
Notes to Financial Statements            25


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-8 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO
MANAGER JOHN B. JARES, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

The first six months of 2003 presented mixed results on both the economic and broad market levels. However, the Dreyfus Founders Growth and Income Fund performed well and posted a return(1) that compared favorably to the 11.76% return posted by its benchmark, the broad market Standard & Poor's 500 Index.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUND'S PERFORMANCE DURING THE
PERIOD?

Looking back, the broader market activity for first six months of 2003 can be easily separated into two distinct periods. The first period is that which led up to the war in Iraq and was characterized by falling equity prices. The second period, which began with the onset of the war and extended through the end of June, saw a powerful rally in equity prices. The defining point that separates

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"THE INFUSION OF CONSUMER CAPITAL INTO THE ECONOMY BOOSTED THE PERFORMANCE OF THE FUND'S CONSUMER-RELATED STOCKS."

PERFORMANCE HIGHLIGHTS

- Investors' mindset began to shift due to a stabilization of the Iraqi conflict, the lowering of interest rates and renewed confidence in economic growth.

- Holdings in the healthcare sectors solidified the Fund's positive returns.

- Technology companies continued to show sub-par performance, hampering the Fund's returns in this sector.

- We continue to use a bottom-up, fundamentals-based research strategy to seek companies exhibiting signs of growth potential.

these two periods is easy to identify: an easing in the uncertainty surrounding the war motivated the market upswing. This, coupled with confidence that the economy could soon exhibit an improving pace of growth, provided a positive foundation for the market's rebound.

     On the purely economic front, the first half of 2003 exhibited mixed results. Weekly jobless claims hovered at relatively high levels. By June, the unemployment rate moved above 6%, a nine-year high. The Institute for Supply Management (ISM) index posted readings below 50, the level considered to be the demarcation line between expansion and contraction. However, this ISM reading was better than it appeared, relatively speaking. The index actually improved during the period, moving from the mid-40s to the upper-40s, indicating only a modest amount of contraction. Lowered interest rates continued to have a positive impact on the housing and mortgage industries. And, although slowing over the six-month period, auto sales still remained at relatively high levels.

WHAT MANAGEMENT DECISIONS POSITIVELY IMPACTED THE FUND'S PERFORMANCE DURING THE PERIOD?

The Fund's performance was primarily driven by strong performing stock selections in the consumer discretionary and healthcare sectors. The infusion of consumer capital into the economy boosted many of the Fund's consumer-related stocks such as BEST BUY COMPANY, INC., the leading retailer of consumer electronics, and ESTEE LAUDER COMPANIES, INC., the manufacturer and distributor of cosmetics and fragrances.

     The healthcare sector also provided positive opportunities during the period as the Fund capitalized on holdings focused on the improvement of cardiovascular health as well as the production of affordable drugs. BOSTON SCIENTIFIC CORPORATION strongly contributed to the Fund's performance as it benefited from the success of its pioneering approach to interventional cardiology. This approach improves upon existing technology by applying

LARGEST EQUITY HOLDINGS (ticker symbol)

1.  SPDR Trust Series 1 (SPY)                  5.11%
2.  General Electric Company (GE)              3.61%
3.  Exxon Mobil Corporation (XOM)              3.55%
4.  Microsoft Corporation (MSFT)               3.38%
5.  Estee Lauder Companies, Inc. (EL)          2.94%
6.  Best Buy Company, Inc. (BBY)               2.24%
7.  Pfizer, Inc. (PFE)                         2.03%
8.  Royal Caribbean Cruises Limited (RCL)      1.97%
9.  MBNA Corporation (KRB)                     1.89%
10. Bank of America Corporation (BAC)          1.82%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

a drug to cardiovascular stents to help control coronary artery disease. We also saw strong returns from TEVA PHARMACEUTICAL INDUSTRIES LIMITED, which continued to capitalize on market shifts toward less expensive drugs in the generic drug marketplace.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth and Income Fund on 6/30/93 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Standard & Poor's (S&P) 500 Index is a market-value-weighted, unmanaged index of common stocks considered representative of the broad market. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

WHAT MANAGEMENT DECISIONS HINDERED PERFORMANCE DURING THE HALF?

Fund performance was hampered by negative results from stock selection in the technology sector, such as BMC SOFTWARE, INC., a manufacturer of computer hardware and software systems. Already saddled with a weakened environment in which to sell, BMC Software underperformed due to missed revenue growth estimates.

     The Fund's lack of holdings in the strong-performing utilities sector hampered the Fund's relative performance. Inadequate performance in the basic materials sector also hindered the Fund's relative returns due

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       7.67%   (5.76%)       --        --    (16.87%)
  Without sales charge           14.24%    0.00%        --        --    (15.46%)

CLASS B SHARES (12/31/99)
  With redemption*                9.82%   (4.49%)       --        --    (16.49%)
  Without redemption             13.82%   (0.51%)       --        --    (15.81%)

CLASS C SHARES (12/31/99)
  With redemption**              12.77%   (1.52%)       --        --    (16.25%)
  Without redemption             13.77%   (0.52%)       --        --    (16.25%)

CLASS F SHARES (7/5/38)          14.29%    0.56%     (7.60%)    4.88%      N/A

CLASS R SHARES (12/31/99)        14.12%    0.00%        --        --    (15.28%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)       8.45%   (4.94%)       --        --    (17.04%)
  Without sales charge           13.57%   (0.52%)       --        --    (15.94%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but does reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

[CHART]

PORTFOLIO COMPOSITION

19.30%  Information Technology
15.91%  Consumer Discretionary
11.25%  Healthcare
10.41%  Financials
10.22%  Consumer Staples
 8.82%  Industrials
 7.29%  Energy
 2.01%  Telecommunications Services
 0.26%  Materials
 5.11%  Other
 9.42%  Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

to lackluster results from holdings such as AIR PRODUCTS AND CHEMICALS, INC., a supplier of industrial gases, which experienced sluggish demand from end-users.

     In addition, the Funds cash position, which averaged 8% during the period, hampered returns the Fund might have otherwise seen in the strong market environment.

As we move into the second half of 2003, our investment strategy remains unchanged. We continue to use a bottom-up, fundamentals-based research approach to seek companies that have the potential to exhibit revenue and earnings growth that exceed Wall Street expectations.

/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

                      This page intentionally left blank.

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

COMMON STOCKS (DOMESTIC)-86.5%
AIRLINES-1.6%
         102,925  Northwest Airlines Corporation Class A*...........  $   1,162,023
         127,950  Southwest Airlines Company........................      2,200,740
                                                                      -------------
                                                                          3,362,763
                                                                      -------------
APPLICATION SOFTWARE-0.4%
          46,582  PeopleSoft, Inc.*.................................        819,377
                                                                      -------------
ASSET MANAGEMENT & CUSTODY BANKS-2.4%
          22,975  Bank of New York Company, Inc.....................        660,531
         162,100  Janus Capital Group, Inc..........................      2,658,440
          55,350  SEI Investments Company...........................      1,771,200
                                                                      -------------
                                                                          5,090,171
                                                                      -------------
BIOTECHNOLOGY-1.7%
          31,010  Amgen, Inc.*......................................      2,060,305
          27,750  Gilead Sciences, Inc.*............................      1,542,345
                                                                      -------------
                                                                          3,602,650
                                                                      -------------
BROADCASTING & CABLE TV-2.4%
          27,300  Clear Channel Communications, Inc.*...............      1,157,247
          91,050  Comcast Corporation Special Class A*..............      2,624,972
          37,750  Cox Communications, Inc.*.........................      1,204,225
                                                                      -------------
                                                                          4,986,444
                                                                      -------------
CASINOS & GAMING-0.4%
          22,575  MGM Mirage, Inc.*.................................        771,614
                                                                      -------------
COMMUNICATIONS EQUIPMENT-0.9%
         119,188  Cisco Systems, Inc.*..............................      1,989,248
                                                                      -------------
COMPUTER & ELECTRONICS RETAIL-2.2%
         108,124  Best Buy Company, Inc.*...........................      4,748,806
                                                                      -------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

COMPUTER HARDWARE-1.6%
          40,800  International Business Machines Corporation.......  $   3,366,000
                                                                      -------------
CONSUMER FINANCE-1.9%
         192,562  MBNA Corporation..................................      4,012,992
                                                                      -------------
DATA PROCESSING & OUTSOURCED SERVICES-2.4%
          59,150  First Data Corporation............................      2,451,176
          75,900  Fiserv, Inc.*.....................................      2,702,799
                                                                      -------------
                                                                          5,153,975
                                                                      -------------
DEPARTMENT STORES-0.6%
          62,691  Nordstrom, Inc....................................      1,223,728
                                                                      -------------
DIVERSIFIED BANKS-3.4%
          48,875  Bank of America Corporation.......................      3,862,591
          66,800  Wells Fargo & Company.............................      3,366,720
                                                                      -------------
                                                                          7,229,311
                                                                      -------------
DIVERSIFIED COMMERCIAL SERVICES-1.1%
         128,450  Cendant Corporation*..............................      2,353,204
                                                                      -------------
DRUG RETAIL-0.2%
          14,275  Walgreen Company..................................        429,678
                                                                      -------------
EXCHANGE TRADED FUNDS-5.1%
         110,950  SPDR Trust Series 1...............................     10,832,048
                                                                      -------------
FOOD RETAIL-1.0%
         108,150  Safeway, Inc.*....................................      2,212,749
                                                                      -------------
HEALTHCARE EQUIPMENT-1.3%
          43,750  Boston Scientific Corporation*....................      2,673,125
                                                                      -------------
HEALTHCARE SERVICES-1.9%
          66,225  Caremark Rx, Inc.*................................      1,700,658
          32,775  Express Scripts, Inc. Class A*....................      2,239,188
                                                                      -------------
                                                                          3,939,846
                                                                      -------------
HOME IMPROVEMENT RETAIL-1.2%
          78,525  Home Depot, Inc...................................      2,600,748
                                                                      -------------
HOTELS, RESORTS & CRUISE LINES-0.8%
          15,150  Carnival Corporation Class A......................        492,527
          44,175  Starwood Hotels & Resorts Worldwide, Inc..........      1,262,964
                                                                      -------------
                                                                          1,755,491
                                                                      -------------
HOUSEHOLD PRODUCTS-2.6%
          54,208  Colgate-Palmolive Company.........................      3,141,354
          26,550  Procter & Gamble Company..........................      2,367,729
                                                                      -------------
                                                                          5,509,083
                                                                      -------------

* NON-INCOME PRODUCING.

  SPDR--STANDARD AND POOR'S DEPOSITARY RECEIPT.

  SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS-1.6%
COMMON STOCKS (DOMESTIC)-Continued
 HYPERMARKETS & SUPER CENTERS-Continued
          62,950  Wal-Mart Stores, Inc..............................  $   3,378,527
                                                                      -------------
INDUSTRIAL CONGLOMERATES-4.4%
           7,950  3M Company........................................      1,025,391
         266,350  General Electric Company..........................      7,638,918
          13,275  Ingersoll-Rand Company Class A....................        628,173
                                                                      -------------
                                                                          9,292,482
                                                                      -------------
INDUSTRIAL GASES-0.3%
          13,000  Air Products and Chemicals, Inc...................        540,800
                                                                      -------------
INDUSTRIAL MACHINERY-0.7%
          23,850  Illinois Tool Works, Inc..........................      1,570,523
                                                                      -------------
INTEGRATED OIL & GAS-3.6%
         209,216  Exxon Mobil Corporation...........................      7,512,947
                                                                      -------------
INTEGRATED TELECOMMUNICATION SERVICES-2.0%
          41,250  SBC Communications, Inc...........................      1,053,938
          81,350  Verizon Communications, Inc.......................      3,209,258
                                                                      -------------
                                                                          4,263,196
                                                                      -------------
INVESTMENT BANKING & BROKERAGE-0.8%
          39,025  Morgan Stanley....................................      1,668,319
                                                                      -------------
LEISURE FACILITIES-2.0%
         180,158  Royal Caribbean Cruises Limited...................      4,172,459
                                                                      -------------
MOVIES & ENTERTAINMENT-3.7%
          88,850  AOL Time Warner, Inc.*............................      1,429,597
          79,800  Viacom, Inc. Class B*.............................      3,484,068
         150,050  Walt Disney Company...............................      2,963,488
                                                                      -------------
                                                                          7,877,153
                                                                      -------------
MULTI-LINE INSURANCE-0.8%
          28,275  American International Group, Inc.................      1,560,215
                                                                      -------------
OIL & GAS DRILLING-0.2%
          20,625  GlobalSantaFe Corporation.........................        481,388
                                                                      -------------
OIL & GAS EQUIPMENT & SERVICES-1.9%
          14,875  BJ Services Company*..............................        555,730
          92,925  Smith International, Inc.*........................      3,414,065
                                                                      -------------
                                                                          3,969,795
                                                                      -------------
OIL & GAS EXPLORATION & PRODUCTION-0.9%
          27,688  Apache Corporation................................      1,801,381
                                                                      -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.2%
          58,099  Citigroup, Inc....................................      2,486,637
                                                                      -------------
PERSONAL PRODUCTS-2.9%
         185,900  Estee Lauder Companies, Inc. Class A..............      6,233,227
                                                                      -------------


-----------------------------------------------------------------------------------
SHARES                                                                MARKET VALUE

PHARMACEUTICALS-5.2%
          13,100  Forest Laboratories, Inc.*........................  $     717,225
          45,625  Johnson & Johnson.................................      2,358,813
          44,275  Merck & Company, Inc..............................      2,680,851
         126,234  Pfizer, Inc.......................................      4,310,891
          22,875  Wyeth.............................................      1,041,956
                                                                      -------------
                                                                         11,109,736
                                                                      -------------
PUBLISHING-1.2%
          53,300  Tribune Company...................................      2,574,390
                                                                      -------------
RAILROADS-0.5%
          18,300  Union Pacific Corporation.........................      1,061,766
                                                                      -------------
SEMICONDUCTOR EQUIPMENT-0.9%
          16,150  KLA-Tencor Corporation*...........................        750,814
          32,175  Novellus Systems, Inc.*...........................      1,178,281
                                                                      -------------
                                                                          1,929,095
                                                                      -------------
SEMICONDUCTORS-3.3%
          34,950  Altera Corporation*...............................        573,180
          15,350  Broadcom Corporation*.............................        382,369
          90,303  Intel Corporation.................................      1,876,858
          79,400  Linear Technology Corporation.....................      2,557,474
          30,175  Maxim Integrated Products, Inc.*..................      1,031,683
          24,500  Xilinx, Inc.*.....................................        620,095
                                                                      -------------
                                                                          7,041,659
                                                                      -------------
SOFT DRINKS-1.8%
          64,675  Coca-Cola Company.................................      3,001,567
          49,650  Coca-Cola Enterprises, Inc........................        901,148
                                                                      -------------
                                                                          3,902,715
                                                                      -------------
SPECIALTY STORES-1.4%
          92,125  Tiffany & Company.................................      3,010,645
                                                                      -------------
SYSTEMS SOFTWARE-8.1%
          83,375  Adobe Systems, Inc................................      2,673,836
         160,450  BMC Software, Inc.*...............................      2,620,149
         279,916  Microsoft Corporation.............................      7,168,649
         163,975  Oracle Corporation*...............................      1,970,980
          93,454  VERITAS Software Corporation*.....................      2,679,326
                                                                      -------------
                                                                         17,112,940
                                                                      -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST-$172,825,813).................................................    183,215,046
                                                                      -------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

COMMON STOCKS (FOREIGN)-4.1%
INTEGRATED OIL & GAS-0.6%
          25,400  Royal Dutch Petroleum Company NY Shares (NE)......  $   1,184,148
                                                                      -------------
IT CONSULTING & OTHER SERVICES-1.3%
         159,225  Accenture Limited Class A ADR (BD)*...............      2,880,380
                                                                      -------------
OIL & GAS DRILLING-0.2%
          12,550  Nabors Industries Limited (BA)*...................        496,353
                                                                      -------------
PHARMACEUTICALS-1.2%
          44,000  Teva Pharmaceutical Industries Limited Sponsored
                  ADR (IS)..........................................      2,504,920
                                                                      -------------
RAILROADS-0.5%
          21,600  Canadian National Railway Company (CA)............      1,042,416
                                                                      -------------
SEMICONDUCTORS-0.3%
          17,500  Marvell Technology Group Limited (BD)*............        601,468
                                                                      -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$7,444,963)...................................................      8,709,685
                                                                      -------------

PRINCIPAL AMOUNT                                                      AMORTIZED COST

-------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-8.2%
OTHER DIVERSIFIED FINANCIAL SERVICES-4.5%
$      9,600,000  Merrill Lynch & Company
                  1.12% 7/2/03......................................   $   9,599,701
                                                                       -------------
SPECIAL PURPOSE ENTITY-3.7%
       7,900,000  Corporate Asset Funding Corporation
                  1.10% 7/1/03......................................       7,900,000
                                                                       -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$17,499,701)........................................      17,499,701
                                                                       -------------
TOTAL INVESTMENTS-98.8%
(TOTAL COST-$197,770,477)...........................................     209,424,432
OTHER ASSETS AND LIABILITIES-1.2%...................................       2,468,573
                                                                       -------------
NET ASSETS-100.0%...................................................   $ 211,893,005
                                                                       =============

* NON-INCOME PRODUCING.

  SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $197,770,477
                                                    ------------
Investment securities, at market..................   209,424,432
Cash..............................................       634,139
Receivables:
  Investment securities sold......................     2,963,610
  Capital shares sold.............................        33,492
  Dividends.......................................       168,023
  From adviser....................................        39,319
  From transfer agent.............................            35
                                                    ------------
    Total Assets..................................   213,263,050
                                                    ------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................       993,661
  Capital shares redeemed.........................        58,565
  Advisory fees...................................       114,384
  Shareholder servicing fees......................        24,341
  Accounting fees.................................        10,558
  Distribution fees...............................        46,068
  Custodian fees..................................           859
  Other...........................................       121,609
                                                    ------------
    Total Liabilities.............................     1,370,045
                                                    ------------
Net Assets........................................  $211,893,005
                                                    ============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $337,657,544
Undistributed net investment income...............        77,771
Accumulated net realized loss from security
  transactions....................................  (137,496,265)
Net unrealized appreciation on investments........    11,653,955
                                                    ------------
    Total.........................................  $211,893,005
                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (UNAUDITED) (CONTINUED)

Net Assets--Class A...............................  $    546,205
Shares Outstanding--Class A.......................       139,059
Net Asset Value, Redemption Price Per Share.......  $       3.93
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $       4.17

Net Assets--Class B...............................  $  1,006,539
Shares Outstanding--Class B.......................       260,095
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       3.87

Net Assets--Class C...............................  $    154,456
Shares Outstanding--Class C.......................        40,674
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       3.80

Net Assets--Class F...............................  $210,059,347
Shares Outstanding--Class F.......................    52,484,349
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       4.00

Net Assets--Class R...............................  $     89,376
Shares Outstanding--Class R.......................        22,547
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       3.96

Net Assets--Class T...............................  $     37,082
Shares Outstanding--Class T.......................         9,623
Net Asset Value, Redemption Price Per Share.......  $       3.85
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $       4.03

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $  1,008,372
  Interest........................................       100,601
  Foreign taxes withheld..........................        (6,683)
                                                    ------------
    Total Investment Income.......................     1,102,290
                                                    ------------
EXPENSES:
  Advisory fees--Note 2...........................       638,894
  Shareholder servicing fees--Note 2..............       157,205
  Accounting fees--Note 2.........................        58,975
  Distribution fees--Note 2.......................        84,493
  Transfer agency fees--Note 2....................        69,069
  Registration fees...............................        28,012
  Postage and mailing expenses....................        25,520
  Custodian fees and expenses--Note 2.............         5,156
  Printing expenses...............................        24,750
  Legal and audit fees............................        19,224
  Directors' fees and expenses--Note 2............        21,508
  Other expenses..................................        58,067
                                                    ------------
    Total Expenses................................     1,190,873
    Earnings Credits..............................        (1,986)
    Reimbursed/Waived Expenses....................          (868)
    Expense Offset to Broker Commissions..........        (3,146)
                                                    ------------
    Net Expenses..................................     1,184,873
                                                    ------------
  Net Investment Loss.............................       (82,583)
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Loss on Security Transactions........    (3,617,568)
Net Change in Unrealized Appreciation/Depreciation
of Investments....................................    30,576,074
                                                    ------------
  Net Realized and Unrealized Gain................    26,958,506
                                                    ------------
Net Increase in Net Assets Resulting from
Operations........................................  $ 26,875,923
                                                    ============

Purchases of long-term securities.................  $101,511,219
Proceeds from sales of long-term securities.......  $108,066,522

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            6/30/03       12/31/02
                                          ------------  ------------
OPERATIONS
Net Investment Income (Loss)............  $    (82,583) $    243,717
Net Realized Loss on Security
  Transactions..........................    (3,617,568)  (45,255,731)
Net Change in Unrealized
  Appreciation/Depreciation.............    30,576,074   (25,124,429)
                                          ------------  ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    26,875,923   (70,136,443)
                                          ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From Net Investment Income
  Class F...............................             0      (109,803)
                                          ------------  ------------
Net Decrease from Dividends and
  Distributions.........................             0      (109,803)
                                          ------------  ------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................       109,442        74,186
  Class B...............................      (124,548)     (173,941)
  Class C...............................       (49,835)      (19,371)
  Class F...............................    (8,306,950)  (27,489,605)
  Class R...............................        22,192        42,140
  Class T...............................          (309)      (60,858)
                                          ------------  ------------
Net Decrease from Capital Share
  Transactions..........................    (8,350,008)  (27,627,449)
                                          ------------  ------------

Net Increase (Decrease) in Net Assets...    18,525,915   (97,873,695)

NET ASSETS
  Beginning of period...................  $193,367,090  $291,240,785
                                          ------------  ------------
  End of period.........................  $211,893,005  $193,367,090
                                          ============  ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $ 3.44       $  4.66     $  5.73     $  7.61
Income from investment
  operations:
    Net investment income
      (loss)..................        0.01         (0.02)      (0.07)       0.00+
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        0.48         (1.20)      (1.00)      (1.45)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        0.49         (1.22)      (1.07)      (1.45)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00^      (0.43)
                                    ------       -------     -------     -------
        Total distributions...        0.00          0.00        0.00       (0.43)

Net Asset Value, end of
  period......................      $ 3.93       $  3.44     $  4.66     $  5.73
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       14.24%       (26.18%)    (18.65%)    (19.04%)
    Net assets, end of period
      (000s)..................      $  546       $   378     $   442     $   318
    Net expenses to average
      net assets#.............        1.52%**       1.87%       2.98%       1.01%
    Gross expenses to average
      net assets#.............        1.52%**       1.87%       2.98%       1.06%
    Net investment loss to
      average net assets......       (0.38%)**     (0.67%)     (1.82%)     (0.03%)
    Portfolio turnover
      rate@...................         153%          152%        144%        165%

  + Net investment loss for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.
  ^ Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS B SHARES
Net Asset Value, beginning of period.......      $ 3.40       $  4.61     $  5.65     $  7.61
Income from investment operations:
    Net investment loss....................       (0.04)        (0.05)      (0.04)      (0.02)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.51         (1.16)      (1.00)      (1.51)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.47         (1.21)      (1.04)      (1.53)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00^      (0.43)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (0.43)

Net Asset Value, end of period.............      $ 3.87       $  3.40     $  4.61     $  5.65
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................       13.82%       (26.25%)    (18.38%)    (20.09%)
    Net assets, end of period (000s).......      $1,007       $ 1,013     $ 1,599     $ 1,170
    Net expenses to average net assets#....        2.29%**       2.14%       2.19%       1.76%
    Gross expenses to average net
      assets#..............................        2.29%**       2.14%       2.20%       1.80%
    Net investment loss to average net
      assets...............................       (1.16%)**     (0.95%)     (1.03%)     (0.88%)
    Portfolio turnover rate@...............         153%          152%        144%        165%

  ^ Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS C SHARES
Net Asset Value, beginning of period.......      $ 3.34       $  4.55     $  5.66     $  7.61
Income from investment operations:
    Net investment loss....................       (0.10)        (0.07)      (0.13)      (0.01)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.56         (1.14)      (0.98)      (1.51)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.46         (1.21)      (1.11)      (1.52)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00^      (0.43)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (0.43)

Net Asset Value, end of period.............      $ 3.80       $  3.34     $  4.55     $  5.66
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................       13.77%       (26.59%)    (19.58%)    (19.96%)
    Net assets, end of period (000s).......      $  154       $   186     $   270     $   343
    Net expenses to average net
      assets#,+............................        2.30%**       2.76%       3.16%       1.75%
    Gross expenses to average net
      assets#,+............................        2.30%**       2.77%       3.17%       1.84%
    Net investment loss to average net
      assets+..............................       (1.17%)**     (1.55%)     (2.01%)     (0.83%)
    Portfolio turnover rate@...............         153%          152%        144%        165%

  ^ Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.01% (2002) and 3.55% (2001). The gross expense ratios would have been 3.02% (2002) and 3.56% (2001). The net investment loss ratios would have been (1.80%) (2002) and (2.40%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ----------------------------------------------------------
                                                2003        2002        2001        2000        1999        1998
                                             ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value, beginning of period.......   $   3.50    $   4.69    $   5.69    $   7.61    $   7.32    $   6.92
Income from investment operations:
    Net investment income (loss)...........       0.00+       0.00+       0.00+      (0.02)       0.00+       0.71
    Net gains (losses) on securities (both
      realized and unrealized).............       0.50       (1.19)      (1.00)      (1.47)       1.06        0.51
                                              --------    --------    --------    --------    --------    --------
        Total from investment operations...       0.50       (1.19)      (1.00)      (1.49)       1.06        1.22
Less distributions:
    From net investment income.............       0.00        0.00^       0.00        0.00        0.00       (0.11)
    From net realized gains................       0.00        0.00        0.00^      (0.43)      (0.77)      (0.71)
                                              --------    --------    --------    --------    --------    --------
        Total distributions................       0.00        0.00        0.00       (0.43)      (0.77)      (0.82)

Net Asset Value, end of period.............   $   4.00    $   3.50    $   4.69    $   5.69    $   7.61    $   7.32
                                              ========    ========    ========    ========    ========    ========
Total Return/Ratios
    Total return...........................      14.29%     (25.33%)    (17.55%)    (19.57%)     15.03%      17.78%
    Net assets, end of period (000s).......   $210,059    $191,701    $288,752    $385,816    $535,035    $542,307
    Net expenses to average net assets#....       1.20%**      1.08%      1.14%       1.10%       1.12%       1.08%
    Gross expenses to average net
      assets#..............................       1.20%**      1.08%      1.14%       1.12%       1.13%       1.10%
    Net investment income (loss) to average
      net assets...........................      (0.08%)**      0.11%      0.02%     (0.24%)     (0.05%)      1.38%
    Portfolio turnover rate@...............        153%        152%        144%        165%        165%        259%

  + Net investment income (loss) for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 1999 aggregated less than $0.01 on a per share basis.
  ^ Distributions from net investment income for the year ended December 31, 2002 and distributions from net realized gains for the year ended
     December 31, 2001 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS R SHARES
Net Asset Value, beginning of period.......      $ 3.47       $  4.74     $  5.74     $  7.61
Income from investment operations:
    Net investment income (loss)...........        0.02         (0.08)      (0.01)       0.00+
    Net gains (losses) on securities (both
      realized and unrealized).............        0.47         (1.19)      (0.99)      (1.44)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.49         (1.27)      (1.00)      (1.44)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00^      (0.43)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (0.43)

Net Asset Value, end of period.............      $ 3.96       $  3.47     $  4.74     $  5.74
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return...........................       14.12%       (26.79%)    (17.39%)    (18.91%)
    Net assets, end of period (000s).......      $   89       $    57     $    51     $     1
    Net expenses to average net
      assets#,+............................        1.44%**       2.95%       2.72%       0.76%
    Gross expenses to average net
      assets#,+............................        1.45%**       2.95%       2.73%       0.79%
    Net investment income (loss) to average
      net assets+..........................       (0.35%)**     (1.78%)     (1.68%)      0.01%
    Portfolio turnover rate@...............         153%          152%        144%        165%

  + Net investment income (loss) for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.
  ^ Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company during the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 4.68% (2002) and 82.22% (2001). The gross expense ratios would have been 4.68% (2002) and 82.23% (2001). The net investment loss ratios would have been (3.51%) (2002) and (81.18)%
     (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS T SHARES
Net Asset Value, beginning of period.......      $ 3.39       $  4.60     $  5.68     $  7.61
Income from investment operations:
    Net investment loss....................       (0.02)        (0.30)      (0.09)      (0.01)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.48         (0.91)      (0.99)      (1.49)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.46         (1.21)      (1.08)      (1.50)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00^      (0.43)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (0.43)

Net Asset Value, end of period.............      $ 3.85       $  3.39     $  4.60     $  5.68
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................       13.57%       (26.30%)    (18.99%)    (19.69%)
    Net assets, end of period (000s).......      $   37       $    33     $   127     $    82
    Net expenses to average net
      assets#,+............................        2.25%**       2.46%       3.13%       1.25%
    Gross expenses to average net
      assets#,+............................        2.25%**       2.47%       3.14%       1.28%
    Net investment loss to average net
      assets+..............................       (1.13%)**     (1.29%)     (1.96%)     (0.40%)
    Portfolio turnover rate@...............         153%          152%        144%        165%

  ^ Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.70% (2002) and 6.31% (2001). The gross expense ratios would have been 3.71% (2002) and 6.32% (2001). The net investment loss ratios would have been (2.53%) (2002) and (5.14%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth and Income Fund (the "Fund"). The Fund offers
Class A, Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
million of net assets, 0.55% of the next $250 million of net assets, and 0.50% of net assets in excess of $750 million.
  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $48,158 and $107,055, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $21,807 and $34,527, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Transfer agency fees paid to DTI during the six months ended June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................    $       829
Class B.....................................................    $     1,939
Class C.....................................................    $       356
Class R.....................................................    $       196
Class T.....................................................    $       152

  Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.
  DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $80,236 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $  545
Class B.................................     $3,574            $1,191
Class C.................................     $  640            $  213
Class T.................................     $   43            $   43

  During the six months ended June 30, 2003, DSC retained $1,183 and $8 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $9,628 of contingent deferred sales charges relating to redemptions of Class B shares.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities,

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $868. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Undistributed Ordinary Income...............................  $    160,354
Accumulated Capital Losses..................................  $129,641,572
Post-October Capital Loss Deferral..........................  $          0
Post-October Currency Loss Deferral.........................  $          0
Federal Tax Cost............................................  $203,468,272
Gross Tax Appreciation of Investments.......................  $ 14,934,129
Gross Tax Depreciation of Investments.......................  $ (8,977,969)
Net Tax Appreciation........................................  $  5,956,160

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                            SIX MONTHS                             YEAR
                                              ENDED                               ENDED
                                             6/30/03                             12/31/02
                                ----------------------------------  ----------------------------------
                                    SHARES            AMOUNT            SHARES            AMOUNT
                                ---------------  -----------------  ---------------  -----------------
CLASS A
      Sold....................           37,145  $         140,503           71,858  $         288,084
      Dividends or
        Distributions
        Reinvested............                0  $               0                0  $               0
      Redeemed................           (8,049) $         (31,061)         (56,813) $        (213,898)
      NET INCREASE............           29,096  $         109,442           15,045  $          74,186
CLASS B
      Sold....................           22,342  $          81,289           42,856  $         174,005
      Dividends or
        Distributions
        Reinvested............                0  $               0                0  $               0
      Redeemed................          (59,970) $        (205,837)         (92,065) $        (347,946)
      NET DECREASE............          (37,628) $        (124,548)         (49,209) $        (173,941)
CLASS C
      Sold....................            8,909  $          33,097           29,530  $         112,098
      Dividends or
        Distributions
        Reinvested............                0  $               0                0  $               0
      Redeemed................          (23,810) $         (82,932)         (33,351) $        (131,469)
      NET DECREASE............          (14,901) $         (49,835)          (3,821) $         (19,371)
CLASS F
      Sold....................          541,846  $       1,992,208        1,166,742  $       4,906,800
      Dividends or
        Distributions
        Reinvested............                0  $               0           27,018  $          94,563
      Redeemed................       (2,825,116) $     (10,299,158)      (7,977,540) $     (32,490,968)
      NET DECREASE............       (2,283,270) $      (8,306,950)      (6,783,780) $     (27,489,605)
CLASS R
      Sold....................           21,704  $          78,664           26,221  $         110,661
      Dividends or
        Distributions
        Reinvested............                0  $               0                0  $               0
      Redeemed................          (15,432) $         (56,472)         (20,676) $         (68,521)
      NET INCREASE............            6,272  $          22,192            5,545  $          42,140
CLASS T
      Sold....................              443  $           1,580            1,045  $           4,157
      Dividends or
        Distributions
        Reinvested............                0  $               0                0  $               0
      Redeemed................             (489) $          (1,889)         (18,930) $         (65,015)
      NET DECREASE............              (46) $            (309)         (17,885) $         (60,858)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                      This page intentionally left blank.

                        FOR MORE INFORMATION

                                        DREYFUS FOUNDERS
                                        GROWTH AND INCOME FUND
                                        200 Park Avenue
                                        New York, NY  10166

                                        MANAGER

                                        Founders Asset Management LLC
                                        2930 East Third Avenue
                                        Denver, CO 80206

                                        TRANSFER AGENT &
                                        DIVIDEND DISBURSING AGENT
To obtain information:
---------------------------------       Dreyfus Transfer, Inc.
BY TELEPHONE                    |       200 Park Avenue
Call your financial             |       New York, NY  10166
representative or               |
1-800-554-4611                  |
                                |       DISTRIBUTOR
BY MAIL  Write to:              |
Dreyfus Founders Funds          |       Dreyfus Service Corporation
144 Glenn Curtiss Boulevard     |       200 Park Avenue
Uniondale, NY  11556-0144       |       New York, NY 10166


Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2003 Dreyfus Service Corporation                                    275SA0603

DREYFUS FOUNDERS
INTERNATIONAL
EQUITY FUND


SEMIANNUAL REPORT       JUNE 30, 2003


[GRAPHIC]


                                                 YOU, YOUR ADVISOR AND
                                                 [DREYFUS LOGO]
                                                 A MELLON FINANCIAL COMPANY(sm)

TABLE OF CONTENTS

Management Overview                       3
Statement of Investments                 10
Statement of Assets and Liabilities      16
Statement of Operations                  18
Statements of Changes in Net Assets      19
Financial Highlights                     20
Notes to Financial Statements            26


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-8 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE]
[PHOTO OF DANIEL B. LEVAN]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, AND DANIEL B. LEVAN, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE SIX MONTHS ENDED JUNE 30?

The markets have seen a strong rebound during the first half of 2003. During the period, the Dreyfus Founders International Equity Fund underperformed the 10.25% return posted by its benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Index. The Fund, due to its focus on companies with sustainable and quality earnings growth, was not exposed to the lower quality, weaker credit companies which performed remarkably well during the period.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUNDS PERFORMANCE DURING THE PERIOD?

The market experienced two distinct environments during the half, which separated neatly into calendar quarters. The first quarter was plagued by the uncertainty over a potential war in Iraq as well as the onset of Severe Acute Respiratory Syndrome (SARS) in Asia. Both factors weighed heavily upon already stressed domestic and foreign equity markets. However, by the opening of the second quarter, expectations for an economic

[SIDENOTE]

"UPON OUR MOVE INTO THE FUND'S MANAGEMENT POSITION, CHANGES THAT WE IMPLEMENTED HAD A POSITIVE EFFECT ON THE FUND'S PERFORMANCE FOR THE REPORTING PERIOD."

PERFORMANCE HIGHLIGHTS

- Markets worldwide experienced a mid-period boom for the half-year ended June 30, 2003 despite initial war and international health concerns.

- Compelling growth opportunities were found in the healthcare and consumer staples sectors.

- Falling returns for French, Japanese and Swiss holdings dampened overall performance.

- Despite future economic uncertainty, the Fund continues to search for companies capable of delivering both revenue and earnings growth at reasonable valuations.

recovery and improving investor confidence helped advance performance, more than offsetting the declines experienced in the first quarter. The market remained, at the end of the period, on solid ground, posting substantial year-to-date returns.

WHAT CHANGES WERE MADE TO THE FUND AFTER YOU TOOK THE HELM IN MARCH?

Upon our move into the Fund's management position, three major changes in particular were perhaps the most influential. First, we sold sixty-five percent of previously-held companies, while at the same time increased the number of holdings in the Fund from 56 to 117 by the end of March. Second, we reduced the weighted average price-to-earnings ratio from 14 to 12 times, and increased the weighted average earnings growth from 9% to 13%. Finally, the weighted average market capitalization decreased from $38.8 billion to $25.3 billion. These adjustments proved to have a positive effect on Fund performance.

WHAT FACTORS POSITIVELY CONTRIBUTED TO THE FUNDS PERFORMANCE DURING THE SIX-MONTH PERIOD?

Fund performance was driven by strong stock selection in the healthcare and consumer staples sectors. In addition, good stock selection in the United Kingdom and Italy boosted the Fund's performance relative to the benchmark.

     One of the largest positive contributors to the Fund's performance was from Canadian-based BIOVAIL CORPORATION, which posted a 78% return for the first half of the year. Biovail's strong performance was due in part to positive development news the company released concerning several drugs currently in their pipeline.

     Another global leader, which was a major positive contributor to the Fund, was German software company SAP AG. A multinational company with a leading position in the enterprise software business, SAP reported strong first quarter numbers in the beginning of April. This increase in performance was attributable to its license business exceeding expectations, as well as positive growth in U.S. markets. The company was also able to reduce costs significantly, which helped expand its operating margins.

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

1.  Vodafone Group PLC (United Kingdom; VOD)                  3.14%
2.  SAP AG (Germany; SAP)                                     2.31%
3.  BP PLC (United Kingdom; BP)                               2.28%
4.  HBOS PLC (United Kingdom; HBOS)                           2.14%
5.  Novartis AG (Switzerland; NOV)                            1.94%
6.  Royal Bank of Scotland Group PLC (United Kingdom; RBS)    1.94%
7.  Canon, Inc. (Japan; 7751)                                 1.58%
8.  Orange SA (France; OGE)                                   1.52%
9.  Takeda Chemical Industries Limited (Japan; 4502)          1.50%
10. GlaxoSmithKline PLC (United Kingdom; GSK)                 1.47%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

WHAT WERE THE LARGEST HINDRANCES TO THE FUNDS PERFORMANCE?

Disappointments in a few major holdings and weak stock selection in underperforming markets hampered Fund performance. For example,

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders International Equity Fund on its inception date of 12/29/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to fee waivers and expense limitations. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The MSCI World ex U.S. Index is an average of the performance of selected securities listed on the stock exchanges of Europe, Canada, Australia, New Zealand, and the Far East. The performance data for the MSCI World ex U.S. Index is from December 31, 1995 through June 30, 2003. Total return figures for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

some of our positions in the information technology and financials sectors, including India's Satyam Computer Services Limited and Britain's Amvescap PLC, were detrimental to the Fund. Both of these holdings were sold once our tenure began.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       0.66%   (16.91%)      --       --     (22.25%)
  Without sales charge            6.82%   (11.87%)      --       --     (20.93%)

CLASS B SHARES (12/31/99)
  With redemption*                2.54%   (16.00%)      --       --     (22.11%)
  Without redemption              6.54%   (12.50%)      --       --     (21.51%)

CLASS C SHARES (12/31/99)
  With redemption**               5.41%   (13.40%)      --       --     (21.57%)
  Without redemption              6.41%   (12.53%)      --       --     (21.57%)

CLASS F SHARES (12/29/95)         7.10%   (11.67%)   (7.75%)    N/A       1.60%

CLASS R SHARES (12/31/99)         7.06%   (11.52%)      --       --     (20.74%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)       2.01%   (15.88%)      --       --     (22.14%)
  Without sales charge            6.86%   (11.89%)      --       --     (21.11%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but does reflect the reinvestment of dividends and capital gain distributions, expense limitations, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

[CHART]

PORTFOLIO COMPOSITION

25.03%  United Kingdom
18.55%  Japan
 7.23%  Germany
 7.02%  France
 6.34%  Switzerland
 5.17%  Canada
 4.30%  Spain
 3.41%  Australia
 3.40%  Cash & Equivalents
19.55%  Other Countries

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

     Additionally, weak stock selection in three major foreign markets in particular--France, Japan and Switzerland--curtailed the efforts of the Fund.

In conclusion, we will remain consistent in our approach to the Fund, relying on our bottom-up research process to seek companies we believe are capable of posting strong future revenue and earnings growth at valuations that make sense. We will continue to look for companies with increasing business momentum and strong underlying growth relative to their valuation.

/s/ Remi J. Browne                     /s/ Daniel B. LeVan

Remi J. Browne, CFA                    Daniel B. LeVan, CFA
Co-Portfolio Manager                   Co-Portfolio Manager

                      This page intentionally left blank.

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMON STOCKS (FOREIGN)-96.6%
AIRLINES-0.5%
          64,600  British Airways (UK)*.............................       $        161,500
                                                                           ----------------
APPLICATION SOFTWARE-2.9%
           7,400  Cognos, Inc. (CA)*................................                198,615
           6,300  SAP AG (GE).......................................                737,942
                                                                           ----------------
                                                                                    936,557
                                                                           ----------------
AUTO PARTS & EQUIPMENT-1.2%
           8,000  Canadian Tire Corporation Limited Class A (CA)....                191,345
          11,000  NOK Corporation (JA)..............................                182,669
                                                                           ----------------
                                                                                    374,014
                                                                           ----------------
AUTOMOBILE MANUFACTURERS-2.4%
          49,000  Nissan Motor Company Limited (JA).................                468,474
           6,700  PSA Peugeot Citroen (FR)..........................                325,459
                                                                           ----------------
                                                                                    793,933
                                                                           ----------------
BIOTECHNOLOGY-0.9%
           2,400  Actelion Limited (SZ)*............................                159,823
             239  Serono SA (SZ)....................................                140,453
                                                                           ----------------
                                                                                    300,276
                                                                           ----------------
BREWERS-1.8%
          30,000  Fraser & Neave Limited (SG).......................                146,508
          23,000  Kirin Brewery Company Limited (JA)................                161,666
          73,100  Lion Nathan Limited (AU)..........................                262,770
                                                                           ----------------
                                                                                    570,944
                                                                           ----------------
BROADCASTING & CABLE TV-0.6%
          64,700  Seven Network Limited (AU)........................                206,106
                                                                           ----------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMERCIAL PRINTING-0.6%
          18,000  Dai Nippon Printing Company Limited (JA)..........       $        190,381
                                                                           ----------------
COMMUNICATIONS EQUIPMENT-1.1%
          12,000  Nokia Oyj (FI)....................................                197,611
          57,300  Nortel Networks Corporation (CA)*.................                153,497
                                                                           ----------------
                                                                                    351,108
                                                                           ----------------
COMPUTER STORAGE & PERIPHERALS-1.1%
           9,100  Logitech International SA (SZ)*...................                341,292
                                                                           ----------------
CONSTRUCTION & ENGINEERING-1.1%
           8,200  ACS, Actividades de Construccion y Servicios SA
                  (SP)..............................................                349,828
                                                                           ----------------
CONSTRUCTION MATERIALS-0.5%
          51,300  Boral Limited (AU)*...............................                174,085
                                                                           ----------------
CONSUMER ELECTRONICS-2.1%
          10,500  Pioneer Corporation (JA)..........................                236,102
          34,000  Sharp Corporation (JA)............................                436,344
                                                                           ----------------
                                                                                    672,446
                                                                           ----------------
CONSUMER FINANCE-0.6%
          36,900  Bradford & Bingley PLC (UK).......................                191,350
                                                                           ----------------
DIVERSIFIED BANKS-14.4%
           8,800  ABN AMRO Holding NV (NE)..........................                168,259
          11,400  Alliance & Leicester PLC (UK).....................                156,139
          26,700  Alpha Bank AE (GR)................................                465,441
          42,000  Anglo Irish Bank Corporation PLC (IE).............                371,383
          95,107  Banca Intesa SPA (IT).............................                304,172
          31,419  Barclays PLC (UK).................................                233,309
           8,807  BNP Paribas SA (FR)...............................                447,531
          52,700  HBOS PLC (UK).....................................                682,230
           5,300  Jyske Bank SA (DE)*...............................                213,799
              52  Mitsubishi Tokyo Financial Group, Inc. (JA).......                235,153
          22,034  Royal Bank of Scotland Group PLC (UK).............                618,116
          14,200  Skandinaviska Enskilda Banken (SW)................                144,574
           2,800  Societe Generale (FR).............................                177,492
          37,083  Standard Chartered PLC (UK).......................                450,381
                                                                           ----------------
                                                                                  4,667,979
                                                                           ----------------
DIVERSIFIED CAPITAL MARKETS-0.6%
           3,770  UBS AG (SZ).......................................                209,723
                                                                           ----------------
DIVERSIFIED CHEMICALS-1.0%
           7,500  BASF AG (GE)......................................                319,103
                                                                           ----------------
DIVERSIFIED METALS & MINING-0.5%
          29,200  BHP Billiton PLC (UK).............................                153,710
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

ELECTRIC UTILITIES-2.7%
           5,000  E.ON AG (GE)......................................       $        256,373
          25,938  Endesa SA (SP)....................................                434,286
           4,500  Fortis, Inc. (CA).................................                195,393
                                                                           ----------------
                                                                                    886,052
                                                                           ----------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.5%
          23,000  Sumitomo Electric Industries Limited (JA).........                167,987
                                                                           ----------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.0%
           1,700  Keyence Corporation (JA)..........................                311,472
                                                                           ----------------
FOOD RETAIL-1.9%
           6,600  Delhaize Group (BE)...............................                200,850
          37,600  J Sainsbury PLC (UK)..............................                157,597
          16,900  Metro, Inc. (CA)..................................                244,396
                                                                           ----------------
                                                                                    602,843
                                                                           ----------------
HEALTHCARE DISTRIBUTORS-0.5%
           7,100  Suzuken Company Limited (JA)......................                168,520
                                                                           ----------------
HEALTHCARE EQUIPMENT-0.7%
           8,100  Getinge AB Class B (SW)...........................                215,025
                                                                           ----------------
HOME FURNISHINGS-0.5%
           5,200  Hunter Douglas NV (NE)............................                173,174
                                                                           ----------------
HOMEBUILDING-0.7%
          33,400  Barratt Developments PLC (UK).....................                238,099
                                                                           ----------------
HOUSEHOLD PRODUCTS-1.1%
          19,550  Reckitt Benckiser PLC (UK)........................                358,739
                                                                           ----------------
HOUSEWARES & SPECIALTIES-0.8%
           6,200  Citizen Electronics Company Limited (JA)..........                270,564
                                                                           ----------------
HYPERMARKETS & SUPER CENTERS-0.5%
           5,600  Metro AG (GE).....................................                178,199
                                                                           ----------------
INDUSTRIAL CONGLOMERATES-2.0%
          16,300  DCC PLC (IE)......................................                219,006
          37,000  Hutchison Whampoa Limited (HK)....................                225,375
          71,000  Keppel Corporation Limited (SG)...................                197,558
                                                                           ----------------
                                                                                    641,939
                                                                           ----------------
INDUSTRIAL MACHINERY-0.5%
           6,100  Saurer AG (SZ)*...................................                166,630
                                                                           ----------------
INTEGRATED OIL & GAS-5.3%
         104,819  BP PLC (UK).......................................                726,901
           1,260  OMV AG (AT).......................................                151,379
          21,800  Repsol YPF SA (SP)................................                353,486
          50,450  Shell Transport & Trading Company PLC (UK)........                333,003
             978  Total SA (FR).....................................                147,801
                                                                           ----------------
                                                                                  1,712,570
                                                                           ----------------


-------------------------------------------------------------------------------------------
SHARES                                                                       MARKET VALUE

INTEGRATED TELECOMMUNICATION SERVICES-6.8%
         117,800  BT Group PLC (UK).................................       $        396,068
          11,100  Deutsche Telekom AG (GE)*.........................                169,024
          41,700  Koninklijke NV (NE)*..............................                295,463
           9,600  NetCom AB Class B (SW)*...........................                356,781
              74  Nippon Telegraph & Telephone Corporation (JA).....                290,269
          11,200  TDC AS Class B (DE)...............................                334,956
          84,000  TeliaSonera AB (SW)...............................                348,387
                                                                           ----------------
                                                                                  2,190,948
                                                                           ----------------
IT CONSULTING & OTHER SERVICES-1.1%
          10,300  Cap Gemini SA (FR)................................                365,728
                                                                           ----------------
LEISURE PRODUCTS-0.5%
           4,400  Bandai Company Limited (JA).......................                167,828
                                                                           ----------------
OFFICE ELECTRONICS-1.6%
          11,000  Canon, Inc. (JA)..................................                504,768
                                                                           ----------------
OIL & GAS DRILLING-0.7%
          30,000  Saipem SPA (IT)...................................                224,621
                                                                           ----------------
OIL & GAS EQUIPMENT & SERVICES-0.7%
          13,400  ProSafe ASA (NW)*.................................                243,184
                                                                           ----------------
OIL & GAS EXPLORATION & PRODUCTION-1.4%
          34,800  Cairn Energy PLC (UK)*............................                175,723
           8,600  Penn West Petroleum Limited (CA)*.................                275,316
                                                                           ----------------
                                                                                    451,039
                                                                           ----------------
PACKAGED FOODS & MEATS-1.8%
          19,000  Nisshin Seifun Group, Inc. (JA)...................                134,974
         117,900  Parmalat Finaziaria SPA (IT)......................                370,976
          11,100  Viscofan SA (SP)..................................                 86,424
                                                                           ----------------
                                                                                    592,374
                                                                           ----------------
PHARMACEUTICALS-10.7%
           4,520  Altana AG (GE)....................................                282,889
           7,750  AstraZeneca Group PLC (UK)........................                310,767
           4,368  Biovail Corporation (CA)*.........................                205,558
          38,100  Galen Holdings PLC (UK)...........................                327,245
          23,218  GlaxoSmithKline PLC (UK)..........................                468,574
          15,659  Novartis AG (SZ)..................................                619,655
          10,000  Ono Pharmaceuticals Company Limited (JA)..........                309,806
           5,575  Sanofi-Synthelabo SA (FR).........................                326,510
          23,000  Shire Pharmaceuticals Group PLC (UK)*.............                151,815
          13,000  Takeda Chemical Industries Limited (JA)...........                479,617
                                                                           ----------------
                                                                                  3,482,436
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

PRECIOUS METALS & MINERALS-0.6%
          17,600  ThyssenKrupp AG (GE)..............................       $        201,709
                                                                           ----------------
PROPERTY & CASUALTY INSURANCE-2.1%
          17,700  Kingsway Financial Services, Inc. (CA)*...........                212,978
          74,000  QBE Insurance Group Limited (AU)..................                462,531
                                                                           ----------------
                                                                                    675,509
                                                                           ----------------
PUBLISHING-0.6%
          26,200  Johnston Press PLC (UK)...........................                187,261
                                                                           ----------------
REAL ESTATE INVESTMENT TRUSTS-0.7%
             100  Sumitomo Mitsui Financial Group, Inc. (JA)........                218,197
                                                                           ----------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-4.0%
          54,600  Cheung Kong (Holdings) Limited (CN)...............                328,380
         196,000  Henderson Investment Limited (HK).................                188,507
          22,119  Inmobiliaria Urbis SA (SP)........................                170,439
          14,800  Land Securities PLC (UK)..........................                190,861
          26,000  Mitsui Fudosan Company Limited (JA)...............                166,080
           4,000  Wereldhave NV (NE)................................                251,493
                                                                           ----------------
                                                                                  1,295,760
                                                                           ----------------
SEMICONDUCTORS-0.8%
          13,300  Micronas Semiconductor Holding AG (SZ)*...........                268,062
                                                                           ----------------
SOFT DRINKS-0.5%
          10,800  Kirin Beverage Corporation (JA)...................                162,259
                                                                           ----------------
SPECIALTY CHEMICALS-0.5%
           2,500  Ciba Specialty Chemicals AG (SZ)*.................                151,347
                                                                           ----------------
THRIFTS & MORTGAGE FINANCE-1.4%
          37,700  Northern Rock PLC (UK)............................                443,566
                                                                           ----------------
TIRES & RUBBER-0.6%
           9,400  Continental AG (GE)...............................                197,327
                                                                           ----------------
TRADING COMPANIES & DISTRIBUTORS-1.0%
          45,000  Mitsubishi Corporation (JA).......................                312,180
                                                                           ----------------
TRUCKING-0.5%
          28,000  Seino Transportation Company Limited (JA).........                160,200
                                                                           ----------------
WIRELESS TELECOMMUNICATION SERVICES-5.4%
              72  KDDI Corporation (JA).............................                278,826
          54,600  Orange SA (FR)*...................................                484,678
         511,775  Vodafone Group PLC (UK)...........................              1,000,750
                                                                           ----------------
                                                                                  1,764,254
                                                                           ----------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$27,143,355)..................................................             31,316,705
                                                                           ----------------


-------------------------------------------------------------------------------------------
                                                                              AMORTIZED
PRINCIPAL AMOUNT                                                                 COST

CORPORATE SHORT-TERM NOTES-1.2%
OTHER DIVERSIFIED FINANCIAL SERVICES-1.2%
$        400,000  Merrill Lynch & Company
                  1.30% 7/1/03......................................       $        400,000
                                                                           ----------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$400,000)...........................................                400,000
                                                                           ----------------
TOTAL INVESTMENTS-97.8%
(TOTAL COST-$27,543,355)............................................             31,716,705
OTHER ASSETS AND LIABILITIES-2.2%...................................                702,534
                                                                           ----------------
NET ASSETS-100.0%...................................................       $     32,419,239
                                                                           ================

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $ 27,543,355
                                                    ------------
Investment securities, at market..................    31,716,705
Cash..............................................       180,164
Foreign currency (cost $216,826)..................       216,830
Receivables:
  Investment securities sold......................       549,662
  Capital shares sold.............................       191,187
  Dividends.......................................        34,469
  From adviser....................................        46,098
  From transfer agent.............................           536
Other assets......................................        45,436
                                                    ------------
    Total Assets..................................    32,981,087
                                                    ------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................       454,099
  Capital shares redeemed.........................        22,532
  Advisory fees...................................        20,697
  Shareholder servicing fees......................         7,000
  Accounting fees.................................         2,760
  Distribution fees...............................         3,928
  Custodian fees..................................         7,654
  Other...........................................        43,178
                                                    ------------
    Total Liabilities.............................       561,848
                                                    ------------
Net Assets........................................  $ 32,419,239
                                                    ============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $ 70,032,858
Undistributed net investment income...............       308,062
Accumulated net realized loss from security
  transactions (net of foreign taxes on Indian
  investments of $59,078).........................   (42,099,998)
Net unrealized appreciation on investments and
  foreign currency translation....................     4,178,317
                                                    ------------
    Total.........................................  $ 32,419,239
                                                    ============

Net Assets--Class A...............................  $ 18,287,338
Shares Outstanding--Class A.......................     2,379,764
Net Asset Value, Redemption Price Per Share.......  $       7.68
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $       8.15

Net Assets--Class B...............................  $  1,936,884
Shares Outstanding--Class B.......................       258,617
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       7.49

Net Assets--Class C...............................  $    473,309
Shares Outstanding--Class C.......................        63,323
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       7.47

Net Assets--Class F...............................  $  8,787,567
Shares Outstanding--Class F.......................     1,143,192
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       7.69

Net Assets--Class R...............................  $  2,791,266
Shares Outstanding--Class R.......................       361,028
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       7.73

Net Assets--Class T...............................  $    142,875
Shares Outstanding--Class T.......................        18,726
Net Asset Value, Redemption Price Per Share.......  $       7.63
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $       7.99

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $    594,834
  Interest........................................        11,119
  Foreign taxes withheld..........................       (64,720)
                                                    ------------
    Total Investment Income.......................       541,233
                                                    ------------

EXPENSES:
  Advisory fees--Note 2...........................       156,510
  Shareholder servicing fees--Note 2..............        40,752
  Accounting fees--Note 2.........................        15,651
  Distribution fees--Note 2.......................        19,956
  Transfer agency fees--Note 2....................        57,732
  Registration fees...............................        29,736
  Postage and mailing expenses....................         2,397
  Custodian fees and expenses--Note 2.............        45,923
  Printing expenses...............................        17,634
  Legal and audit fees............................         3,410
  Directors' fees and expenses--Note 2............         3,898
  Other expenses..................................        12,047
                                                    ------------
    Total Expenses................................       405,646
    Earnings Credits..............................          (788)
    Reimbursed/Waived Expenses....................      (179,449)
    Expense Offset to Broker Commissions..........           (70)
                                                    ------------
    Net Expenses..................................       225,339
                                                    ------------
  Net Investment Income...........................       315,894
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security transactions (net of foreign taxes on
  Indian investments of $59,078)..................    (7,630,570)
  Foreign currency transactions...................         2,604
                                                    ------------
    Net Realized Loss.............................    (7,627,966)
Net Change in Unrealized Appreciation/Depreciation
of Investments and Foreign Currency Translation...     9,561,006
                                                    ------------
Net Realized and Unrealized Gain..................     1,933,040
                                                    ------------
Net Increase in Net Assets Resulting from
Operations........................................  $  2,248,934
                                                    ============

Purchases of long-term securities.................  $ 32,918,506
Proceeds from sales of long-term securities.......  $ 35,137,920

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            6/30/03       12/31/02
                                          ------------  ------------
OPERATIONS
Net Investment Income...................  $   315,894   $     32,165
Net Realized Loss.......................   (7,627,966)    (5,583,604)
Net Change in Unrealized
  Appreciation/Depreciation.............    9,561,006     (8,376,964)
                                          -----------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    2,248,934    (13,928,403)
                                          -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From Net Investment Income
  Class A...............................            0        (32,238)
  Class F...............................            0        (15,146)
  Class R...............................            0         (9,276)
                                          -----------   ------------
Net Decrease from Dividends and
  Distributions.........................            0        (56,660)
                                          -----------   ------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................   (1,232,448)    (3,344,747)
  Class B...............................     (375,373)      (592,334)
  Class C...............................      (78,193)      (629,053)
  Class F...............................   (1,133,871)    (3,309,006)
  Class R...............................      140,294     (2,588,838)
  Class T...............................      (49,748)      (102,473)
                                          -----------   ------------
Net Decrease from Capital Share
  Transactions..........................   (2,729,339)   (10,566,451)
                                          -----------   ------------

Net Decrease in Net Assets..............     (480,405)   (24,551,514)

NET ASSETS
  Beginning of period...................  $32,899,644   $ 57,451,158
                                          -----------   ------------
  End of period.........................  $32,419,239   $ 32,899,644
                                          ===========   ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $  7.19      $ 10.03     $ 14.42     $ 19.88
Income from investment
  operations:
    Net investment income
      (loss)..................         0.08         0.01        0.00+      (0.03)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............         0.41        (2.84)      (4.39)      (3.53)
                                    -------      -------     -------     -------
        Total from investment
          operations..........         0.49        (2.83)      (4.39)      (3.56)
Less distributions:
    From net investment
      income..................         0.00        (0.01)       0.00        0.00
    From net realized gains...         0.00         0.00        0.00       (1.90)
                                    -------      -------     -------     -------
        Total distributions...         0.00        (0.01)       0.00       (1.90)

Net Asset Value, end of
  period......................      $  7.68      $  7.19     $ 10.03     $ 14.42
                                    =======      =======     =======     =======
Total Return/Ratios
    Total return*.............         6.82%      (28.19%)    (30.44%)    (17.60%)
    Net assets, end of period
      (000s)..................      $18,287      $18,217     $29,151     $ 4,434
    Net expenses to average
      net assets#,+...........         1.40%**      1.40%       1.44%       1.77%
    Gross expenses to average
      net assets#,+...........         1.41%**      1.40%       1.46%       1.82%
    Net investment income
      (loss) to average net
      assets+.................         2.07%**      0.13%      (0.74%)     (0.36%)
    Portfolio turnover
      rate@...................          133%         220%        213%        184%

  + Net investment loss for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates for the six months ended June 30, 2003 and for the years ended
     December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 2.55% (2003), 2.18% (2002) and 1.76% (2001).
     The gross expense ratios would have been 2.56% (2003), 2.18% (2002) and 1.78% (2001). The net investment income (loss) ratios would have been 0.92%
     (2003), (0.65%) (2002) and (1.06%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS B SHARES
Net Asset Value, beginning of period.......      $ 7.03       $  9.87     $ 14.29     $ 19.88
Income from investment operations:
    Net investment (loss)..................       (0.02)        (0.11)      (0.12)      (0.09)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.48         (2.73)      (4.30)      (3.60)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.46         (2.84)      (4.42)      (3.69)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00       (1.90)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (1.90)

Net Asset Value, end of period.............      $ 7.49       $  7.03     $  9.87     $ 14.29
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        6.54%       (28.77%)    (30.93%)    (18.27%)
    Net assets, end of period (000s).......      $1,937       $ 2,201     $ 3,786     $ 5,129
    Net expenses to average net
      assets#,+............................        2.15%**       2.15%       2.26%       2.52%
    Gross expenses to average net
      assets#,+............................        2.16%**       2.16%       2.28%       2.57%
    Net investment income (loss) to average
      net assets+..........................        1.29%**      (0.61%)     (1.03%)     (1.18%)
    Portfolio turnover rate@...............         133%          220%        213%        184%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates for the six months ended June 30, 2003 and for the years ended
     December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.33% (2003), 2.90% (2002) and 2.65%.
     (2001). The gross expense ratios would have been 3.34% (2003), 2.91% (2002) and 2.67% (2001). The net investment income (loss) ratios would have been 0.11% (2003), (1.36%) (2002) and (1.42%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS C SHARES
Net Asset Value, beginning of period.......      $ 7.02       $  9.86     $ 14.27     $ 19.88
Income from investment operations:
    Net investment (loss)..................       (0.06)        (0.29)      (0.16)      (0.07)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.51         (2.55)      (4.25)      (3.64)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.45         (2.84)      (4.41)      (3.71)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00       (1.90)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (1.90)

Net Asset Value, end of period.............      $ 7.47       $  7.02     $  9.86     $ 14.27
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        6.41%       (28.80%)    (30.90%)    (18.37%)
    Net assets, end of period (000s).......      $  473       $   532     $ 1,429     $ 2,635
    Net expenses to average net
      assets#,+............................        2.15%**       2.15%       2.26%       2.50%
    Gross expenses to average net
      assets#,+............................        2.16%**       2.16%       2.29%       2.55%
    Net investment income (loss) to average
      net assets+..........................        1.30%**      (0.63%)     (0.99%)     (1.18%)
    Portfolio turnover rate@...............         133%          220%        213%        184%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates for the six months ended June 30, 2003 and for the years ended
     December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.31% (2003), 3.10% (2002) and 2.83% (2001).
     The gross expense ratios would have been 3.32% (2003), 3.11% (2002) and 2.85% (2001). The net investment income (loss) ratios would have been 0.14%
     (2003), (1.58%) (2002) and (1.56%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ----------------------------------------------------------
                                                2003        2002        2001        2000        1999        1998
                                             ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value, beginning of period.......    $ 7.18     $ 10.03     $  14.40    $  19.87    $ 14.03     $ 12.05
Income from investment operations:
    Net investment income (loss)...........      0.04       (0.05)       (0.07)      (0.08)     (0.05)       0.03
    Net gains (losses) on securities (both
      realized and unrealized).............      0.47       (2.79)       (4.30)      (3.49)      8.07        2.02
                                               ------     -------     --------    --------    -------     -------
        Total from investment operations...      0.51       (2.84)       (4.37)      (3.57)      8.02        2.05
Less distributions:
    From net investment income.............      0.00       (0.01)        0.00        0.00       0.00        0.00
    From net realized gains................      0.00        0.00         0.00       (1.90)     (2.18)      (0.07)
                                               ------     -------     --------    --------    -------     -------
        Total distributions................      0.00       (0.01)        0.00       (1.90)     (2.18)      (0.07)

Net Asset Value, end of period.............    $ 7.69     $  7.18     $  10.03    $  14.40    $ 19.87     $ 14.03
                                               ======     =======     ========    ========    =======     =======
Total Return/Ratios
    Total return...........................      7.10%     (28.30%)     (30.35%)    (17.65%)    58.71%      17.01%
    Net assets, end of period (000s).......    $8,788     $ 9,321     $ 16,640    $ 30,040    $35,607     $18,938
    Net expenses to average net
      assets#,+............................      1.40%**     1.40%        1.52%       1.80%      1.80%       1.80%
    Gross expenses to average net
      assets#,+............................      1.41%**     1.40%        1.55%       1.84%      1.82%       1.83%
    Net investment income (loss) to average
      net assets+..........................      2.03%**     0.12%       (0.26%)     (0.55%)    (0.36%)      0.02%
    Portfolio turnover rate@...............       133%        220%         213%        184%       205%        148%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates. Had these fees not been reimbursed, the net expense ratios would have been 2.59% (2003), 2.13% (2002), 1.96% (2001), 1.91% (2000), 1.97% (1999), and
     1.89% (1998). The gross expense ratios would have been 2.60% (2003), 2.13%
     (2002), 1.99% (2001), 1.95% (2000), 1.99% (1999), and 1.92% (1998). The net
     investment income (loss) ratios would have been 0.84% (2003), (0.61%)
     (2002), (0.70%) (2001), (0.66%) (2000), (0.53%) (1999), and (0.07%) (1998).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS R SHARES
Net Asset Value, beginning of period.......      $ 7.22       $ 10.08     $ 14.45     $ 19.88
Income from investment operations:
    Net investment income (loss)...........        0.08          0.02       0.00+       (0.01)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.43         (2.85)      (4.37)      (3.52)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.51         (2.83)      (4.37)      (3.53)
Less distributions:
    From net investment income.............        0.00         (0.03)       0.00        0.00
    From net realized gains................        0.00          0.00        0.00       (1.90)
                                                 ------       -------     -------     -------
        Total distributions................        0.00         (0.03)       0.00       (1.90)

Net Asset Value, end of period.............      $ 7.73       $  7.22     $ 10.08     $ 14.45
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return...........................        7.06%       (28.10%)    (30.24%)    (17.45%)
    Net assets, end of period (000s).......      $2,791       $ 2,470     $ 6,102     $ 2,716
    Net expenses to average net
      assets#,+............................        1.15%**       1.15%       1.26%       1.53%
    Gross expenses to average net
      assets#,+............................        1.15%**       1.16%       1.28%       1.63%
    Net investment income (loss) to average
      net assets+..........................        2.31%**       0.27%      (0.04%)     (0.40%)
    Portfolio turnover rate@...............         133%          220%        213%        184%

  + Net investment loss for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates for the six months ended June 30, 2003 and for the years ended
     December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 2.02% (2003), 1.70% (2002) and 1.55% (2001).
     The gross expense ratios would have been 2.02% (2003), 1.71% (2002) and 1.57% (2001). The net investment income (loss) ratios would have been 1.44%
     (2003), (0.28%) (2002) and (0.33%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS T SHARES
Net Asset Value, beginning of period.......      $ 7.14       $  9.97     $ 14.37     $ 19.88
Income from investment operations:
    Net investment income (loss)...........        0.04         (0.10)      (0.09)      (0.06)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.45         (2.73)      (4.31)      (3.55)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.49         (2.83)      (4.40)      (3.61)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00       (1.90)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (1.90)

Net Asset Value, end of period.............      $ 7.63       $  7.14     $  9.97     $ 14.37
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................        6.86%       (28.39%)    (30.62%)    (17.85%)
    Net assets, end of period (000s).......      $  143       $   158     $   343     $   654
    Net expenses to average net
      assets#,+............................        1.65%**       1.65%       1.77%       1.98%
    Gross expenses to average net
      assets#,+............................        1.66%**       1.65%       1.80%       2.03%
    Net investment income (loss) to average
      net assets+..........................        1.72%**      (0.12%)     (0.53%)     (0.70%)
    Portfolio turnover rate@...............         133%          220%        213%        184%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company and its affiliates for the six months ended June 30, 2003 and for the years ended
     December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.21% (2003), 4.00% (2002) and 2.83% (2001).
     The gross expense ratios would have been 3.22% (2003), 4.00% (2002) and 2.86% (2001). The net investment income (loss) ratios would have been 0.16%
     (2003), (2.47%) (2002) and (1.59%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders International Equity Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally invests a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2003 for settling foreign trades is listed on the Statement of Assets and Liabilities.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.
  Founders has agreed to waive a portion of its management fee and to limit the total expenses of the Fund. Founders agreed to waive that portion of its management fee that exceeds 0.75% of the Fund's average net assets and to limit the annual expenses of the Fund (net of credits received from the Fund's custodian) to 1.40% for Class A and Class F shares, 2.15% for Class B and
Class C shares, 1.15% for Class R shares, and 1.65% for Class T shares. These reductions are made pursuant to a permanent contractual commitment. For the six months ended June 30, 2003, $172,177 was reimbursed to the Fund by Founders pursuant to this provision.
  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $4,772 and $10,586, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $1,694 and $3,228, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
Class-specific transfer agency fees paid to DTI during the six months ended June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................    $    38,346
Class B.....................................................    $     4,634
Class C.....................................................    $     1,030
Class R.....................................................    $     1,760
Class T.....................................................    $       674

  Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.
  DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $10,659 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

  Distribution and Shareholder Servicing fees paid to DSC by the Fund's Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $22,140
Class B.................................     $7,319            $ 2,440
Class C.................................     $1,746            $   582
Class T.................................     $  232            $   232

  During the six months ended June 30, 2003, DSC retained $16,358 and $6 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $13,847 and $189 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $7,272. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The utilization of acquired losses may be limited under federal tax laws. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2007 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Undistributed Ordinary Income...............................  $     51,376
Accumulated Capital Losses..................................  $ 32,278,870
Post-October Capital Loss Deferral..........................  $  1,940,686
Post-October Currency Loss Deferral.........................  $          0
Federal Tax Cost............................................  $ 27,650,900
Gross Tax Appreciation of Investments.......................  $  4,511,981
Gross Tax Depreciation of Investments.......................  $   (446,176)
Net Tax Appreciation........................................  $  4,065,805

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                         SIX MONTHS                     YEAR
                                           ENDED                       ENDED
                                          6/30/03                     12/31/02
                                ----------------------------  ------------------------
                                  SHARES         AMOUNT         SHARES       AMOUNT
                                ----------  ----------------  ----------  ------------
CLASS A
      Sold....................     582,061  $      4,176,010   4,149,772  $ 34,712,760
      Dividends or
        Distributions
        Reinvested............           0  $              0       4,234  $     30,237
      Redeemed................    (737,546) $     (5,408,458) (4,523,803) $(38,087,744)
      NET DECREASE............    (155,485) $     (1,232,448)   (369,797) $ (3,344,747)
CLASS B
      Sold....................      59,952  $        405,324     144,790  $  1,041,200
      Dividends or
        Distributions
        Reinvested............           0  $              0           0  $          0
      Redeemed................    (114,438) $       (780,697)   (215,227) $ (1,633,534)
      NET DECREASE............     (54,486) $       (375,373)    (70,437) $   (592,334)
CLASS C
      Sold....................     145,298  $        967,094      27,418  $    241,026
      Dividends or
        Distributions
        Reinvested............           0  $              0           0  $          0
      Redeemed................    (157,841) $     (1,045,287)    (96,541) $   (870,079)
      NET DECREASE............     (12,543) $        (78,193)    (69,123) $   (629,053)
CLASS F
      Sold....................   1,111,552  $      7,908,835   1,879,837  $ 15,539,534
      Dividends or
        Distributions
        Reinvested............           0  $              0       1,997  $     14,235
      Redeemed................  (1,266,578) $     (9,042,706) (2,242,842) $(18,862,775)
      NET DECREASE............    (155,026) $     (1,133,871)   (361,008) $ (3,309,006)
CLASS R
      Sold....................      85,542  $        602,075     280,113  $  2,397,887
      Dividends or
        Distributions
        Reinvested............           0  $              0       1,130  $      8,099
      Redeemed................     (66,477) $       (461,781)   (544,644) $ (4,994,824)
      NET INCREASE
        (DECREASE)............      19,065  $        140,294    (263,401) $ (2,588,838)
CLASS T
      Sold....................      97,416  $        651,194         291  $      2,419
      Dividends or
        Distributions
        Reinvested............           0  $              0           0  $          0
      Redeemed................    (100,835) $       (700,942)    (12,536) $   (104,892)
      NET DECREASE............      (3,419) $        (49,748)    (12,245) $   (102,473)

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                        FOR MORE INFORMATION

                                        DREYFUS FOUNDERS
                                        INTERNATIONAL EQUITY FUND
                                        200 Park Avenue
                                        New York, NY  10166

                                        MANAGER

                                        Founders Asset Management LLC
                                        2930 East Third Avenue
                                        Denver, CO 80206

                                        TRANSFER AGENT &
                                        DIVIDEND DISBURSING AGENT
To obtain information:
---------------------------------       Dreyfus Transfer, Inc.
BY TELEPHONE                    |       200 Park Avenue
Call your financial             |       New York, NY  10166
representative or               |
1-800-554-4611                  |
                                |       DISTRIBUTOR
BY MAIL  Write to:              |
Dreyfus Founders Funds          |       Dreyfus Service Corporation
144 Glenn Curtiss Boulevard     |       200 Park Avenue
Uniondale, NY  11556-0144       |       New York, NY 10166


Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2003 Dreyfus Service Corporation                                    360SA0603

DREYFUS FOUNDERS
MID-CAP GROWTH FUND


SEMIANNUAL REPORT       JUNE 30, 2003


[GRAPHIC]


                                                 YOU, YOUR ADVISOR AND
                                                 [DREYFUS LOGO]
                                                 A MELLON FINANCIAL COMPANY(sm)

TABLE OF CONTENTS

Management Overview                       3
Statement of Investments                 10
Statement of Assets and Liabilities      15
Statement of Operations                  17
Statements of Changes in Net Assets      18
Financial Highlights                     19
Notes to Financial Statements            25


The views expressed herein are current to the date of this report. The views and the composition of the Funds portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

         -  NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF KEVIN SONNETT]

A DISCUSSION WITH PORTFOLIO
MANAGER KEVIN SONNETT, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS
BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

Equities faced a difficult market environment during the first part of the period, as a weaker-than-expected economy, coupled with geopolitical uncertainty, resulted in a stall for both consumer and business discretionary spending. However, by mid-March the situation in Iraq began to stabilize, which contributed to a rally in the equity markets that continued throughout the period. In the first six months of the year, the Mid-Cap Growth Fund underperformed its benchmark, the Russell Midcap Growth Index, which posted an 18.74% return in the first half.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUND'S PERFORMANCE?

While it is always difficult to pinpoint the precise drivers of market performance, we can speculate on some contributing factors. The first half of 2003 saw geopolitical uncertainty in Iraq subside, and the market respond with a rally that lasted through the period. Further, after years of disappointing investors, public companies finally began to set realistic revenue and profit expectations. Generally-stable business conditions, aggressive


[SIDENOTE]

"WHILE MUCH OF THE FUND'S GAIN WAS MARKET-DRIVEN, MANY INDIVIDUAL
INVESTMENT DECISIONS CONTRIBUTED TO OVERALL PERFORMANCE."

PERFORMANCE HIGHLIGHTS

- An improving economic environment proved a strong foundation for stocks during the first half of the year.

- The Fund underperformed its benchmark, the Russell Midcap Growth Index, during the first six months of 2003.

- The Fund's weighting in healthcare stocks was roughly comparable to the Index, but many individual holdings performed significantly better than those in the benchmark.

- While most of the Fund's technology holdings performed well during the period, an underweight position, as well as poor performance from a few stocks in this sector, dampened the Funds relative performance.


cost-cutting measures, a weak U.S. dollar and lower interest rates also allowed many companies to meet or beat earnings forecasts. More attractive valuations began to appear, with higher profits and lower stock prices. And, after numerous rate cuts, the Federal Open Market Committee encouraged consumers to borrow and spend, and businesses to invest in new capital equipment, enhancing the case for strong future profits. Moreover, poorly yielding savings alternatives led investors to equities. Lower income tax, capital gain and dividend tax rates also served to make stocks more attractive to investors, compared to other asset classes.

WHAT WERE THE PRIMARY DRIVERS BEHIND
THE FUND'S PERFORMANCE DURING THE PERIOD?

While much of the Fund's gain was market-driven, many individual investment decisions contributed to overall performance. Favorable stock selection in the Fund's healthcare investments, the Fund's largest sector during the period, boosted performance.

     Rising healthcare costs are currently forcing businesses, governments and consumers to grapple with these sometimes double-digit increases. The Fund holds stocks in many companies that provide solutions to rising healthcare costs by developing less expensive systems and products, and providing cheaper yet high-quality health services. Pharmacy Benefit

Managers CAREMARK RX, INC. and EXPRESS SCRIPTS, INC., two such holdings, implement services such as formularies to improve the effectiveness and safety of prescription drug use, while reducing the costs of the overall plan. During the six-month period, Caremark rose 58%, while Express Scripts saw an increase of 42%, both heavily contributing to the Fund's overall performance in this sector.

     Other examples of positive contributors to Fund performance in the healthcare sector include BARR LABORATORIES, INC., and TEVA PHARMACEUTICAL INDUSTRIES LIMITED, which both specialize in the development and marketing of generic drugs. Sales and earnings results and future expectations continued to rise for these companies as many types of pharmaceutical buyers begin choosing less costly but equally effective generic drugs over their branded counterparts.

     Note should also be made to the performance of INTERNATIONAL GAME TECHNOLOGY. The developer and marketer of electronic casino games benefited from the cashless trend in gaming that allows casino operators to create a higher profit from each game played, through reduced downtime and faster play.

     A final notable positive contributor to Fund performance was LENNAR CORPORATION, a homebuilder that is reaping the benefits of record-low mortgage rates and an increase in demand for new housing.

LARGEST EQUITY HOLDINGS (ticker symbol)

1.   Barr Laboratories, Inc. (BRL)                         2.45%
2.   International Game Technology (IGT)                   2.31%
3.   Ross Stores, Inc. (ROST)                              2.30%
4.   CDW Corporation (CDWC)                                2.29%
5.   Caremark Rx, Inc. (CMX)                               2.23%
6.   AutoZone, Inc. (AZO)                                  2.23%
7.   Brinker International, Inc. (EAT)                     2.14%
8.   DENTSPLY International, Inc. (XRAY)                   2.12%
9.   Affiliated Computer Services, Inc. (ACS)              2.12%
10.  Teva Pharmaceutical Industries Limited (TEVA)         2.11%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

WHAT FACTORS HINDERED THE FUND'S PERFORMANCE?

Despite the recent market rally, the Fund's investment style faced a significant headwind in the first half of 2003. Many of the strongest performing equities during the period were companies we consider to be relatively low quality. By low quality, we are referring to companies that, for example, are not profitable or have demonstrated very inconsistent historical results. Companies that produce strong earnings but poor cash flow, or those that have a history of repeated "non-recurring" write-offs,

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Mid-Cap Growth Fund on 6/30/93 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

also fall into this category. Despite these characteristics, stocks of these firms generally performed better than the consistent, truly profitable growth companies we favored during the period. Since the market lows in October of 2002, these lower quality companies enjoyed dramatic rebounds in their stock price and led the market. In some cases, these rebounds were a result of unfairly depressed valuations. In others, increased market confidence in the company's financial viability, or simply investors returning to the big winners of the late 1990s, hoping for another round of out-sized gains, were the impetus for the stock's pricing.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5        10      SINCE
                                  DATE+     YEAR     YEARS     YEARS  INCEPTION
CLASS A SHARES  (12/31/99)
   With sales charge (5.75%)       8.03%   (7.21%)     --       --     (18.54%)
   Without sales charge           14.73%   (1.66%)     --       --     (17.15%)
CLASS B SHARES  (12/31/99)
   With redemption*               10.17%   (5.95%)     --       --     (18.00%)
   Without redemption             14.17%   (2.03%)     --       --     (17.54%)
CLASS C SHARES  (12/31/99)
   With redemption**              13.40%   (3.03%)     --       --     (17.86%)
   Without redemption             14.40%   (2.05%)     --       --     (17.86%)
CLASS F SHARES  (9/8/61)          14.89%   (1.31%)   (8.30%)   2.76%     N/A
CLASS R SHARES  (12/31/99)        14.94%   (0.99%)     --       --     (16.85%)
CLASS T SHARES  (12/31/99)
   With sales charge (4.50%)       9.13%   (7.12%)     --       --     (18.91%)
   Without sales charge           14.34%   (2.71%)     --       --     (17.84%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes. Part of the Fund's year-to-date performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with mid-cap investing, such as limited product lines, less liquidity, and small market share.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

     Many of these lower quality companies are in the technology and telecommunications sectors, as well as biotechnology and internet retail areas, and accounted for more than half of the Index's return during the six-month timeframe. While almost 20% of the Fund was invested in technology during the period, our tendency to invest in high-quality companies with strong cash flows and high returns on investments often steers us away from the lower quality companies in these industries. In addition, we believe many of these lower quality stocks are pricing in unrealistic expectations, and we remain disciplined to our bottom-up investment strategy of searching for companies with the strongest secular profit growth potential at reasonable valuations.

     Although several of the Fund's technology holdings performed well on an absolute basis, an underweight position in technology and telecommunications, as well as poor performance from some stock selections in these areas, dampened the Fund's performance relative to the Index. For example, Tech Data Corporation, a distributor of technology-related products, faced aggressive pricing among its main competitors, as well as vendors who are attempting to sell directly to end


PORTFOLIO COMPOSITION

23.49%   Healthcare
22.79%   Consumer Discretionary
19.42%   Information Technology
13.23%   Industrials
 8.83%   Financials
 4.54%   Energy
 2.24%   Consumer Staples
 2.15%   Materials
 0.37%   Telecommunications Services
 2.94%   Cash & Equivalents

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

customers. Due to these factors, Tech Data posted disappointing financial performance and the stock suffered as a result, posting a 1% loss during the period.

     Our investment in Cephalon, Inc., a biotech company with products that treat narcolepsy and reduce pain, was also a hindrance to Fund performance, falling 15.7% over the period. Sales of the company's leading daytime sleepiness drug, Provigal, fell short of expectations leading to weaker-than-expected profits.

     The Fund's cash position, which averaged around 3% during the period, created an additional impediment to increased performance as compared to the fully invested Index.

     Stock performance in the Fund's consumer discretionary sector also lagged the benchmark. Darden Restaurants, Inc., one such weak performing holding in the sector, was forced to lower its full-year forecast after sub-par performance by its key concept restaurants, Red Lobster and Olive Garden.

     Finally, the Fund was overweight the industrials sector during the period, as many attractive companies had been identified and added to this area. Unfortunately, the holdings did not perform well compared to the strong gains of other sectors during first six months of the year, as investors instead displayed their preference for riskier beneficiaries of a better economy.

As we prepare for the next six-month period, our strategy for the Fund remains consistent. We will continue to search one-by-one for great mid-cap companies with strong, secular profit opportunities. We will also place an emphasis on management quality, businesses with high returns and significant competitive advantages, strong free cash flow and reasonable valuations.

/s/ Kevin Sonnett

Kevin Sonnett, CFA
Portfolio Manager

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

COMMON STOCKS (DOMESTIC)-92.2%
AEROSPACE & DEFENSE-0.6%
          10,875  General Dynamics Corporation......................  $     788,438
                                                                      -------------
AIR FREIGHT & LOGISTICS-1.5%
          21,750  C.H. Robinson Worldwide, Inc......................        773,430
          36,043  Expeditors International of Washington, Inc.......      1,248,530
                                                                      -------------
                                                                          2,021,960
                                                                      -------------
APPAREL RETAIL-2.3%
          72,547  Ross Stores, Inc..................................      3,100,659
                                                                      -------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.3%
           8,000  Coach, Inc.*......................................        397,920
                                                                      -------------
APPLICATION SOFTWARE-3.8%
          91,300  BEA Systems, Inc.*................................        991,518
         167,400  Cadence Design Systems, Inc.*.....................      2,018,844
          22,675  Mercury Interactive Corporation*..................        875,482
          43,365  Reynolds and Reynolds Company.....................      1,238,504
                                                                      -------------
                                                                          5,124,348
                                                                      -------------
ASSET MANAGEMENT & CUSTODY BANKS-3.2%
          59,300  Federated Investors, Inc. Class B.................      1,626,006
          85,800  SEI Investments Company...........................      2,745,600
                                                                      -------------
                                                                          4,371,606
                                                                      -------------
BIOTECHNOLOGY-0.9%
          21,075  Gilead Sciences, Inc.*............................      1,171,349
                                                                      -------------
BROADCASTING & CABLE TV-1.3%
          74,525  Cox Radio, Inc. Class A*..........................      1,722,273
                                                                      -------------
BUILDING PRODUCTS-1.5%
          81,875  Masco Corporation.................................      1,952,719
                                                                      -------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CI  Channel Islands
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

CASINOS & GAMING-2.3%
          30,500  International Game Technology*....................  $   3,121,065
                                                                      -------------
COMMUNICATIONS EQUIPMENT-1.4%
          62,975  NetScreen Technologies, Inc.*.....................      1,420,086
          36,450  Polycom, Inc.*....................................        505,197
                                                                      -------------
                                                                          1,925,283
                                                                      -------------
COMPUTER & ELECTRONICS RETAIL-0.5%
          15,650  Best Buy Company, Inc.*...........................        687,348
                                                                      -------------
COMPUTER STORAGE & PERIPHERALS-1.3%
          37,200  QLogic Corporation*...............................      1,797,876
                                                                      -------------
CONSUMER ELECTRONICS-1.1%
          19,175  Harman International Industries, Inc..............      1,517,510
                                                                      -------------
DATA PROCESSING & OUTSOURCED SERVICES-5.1%
          62,660  Affiliated Computer Services, Inc. Class A*.......      2,865,442
          72,050  BISYS Group, Inc.*................................      1,323,559
          76,750  Fiserv, Inc.*.....................................      2,733,068
                                                                      -------------
                                                                          6,922,069
                                                                      -------------
DIVERSIFIED BANKS-0.6%
          19,975  TCF Financial Corporation.........................        795,804
                                                                      -------------
DIVERSIFIED COMMERCIAL SERVICES-2.2%
          88,589  ARAMARK Corporation Class B*......................      1,986,165
          26,600  Cintas Corporation................................        942,704
                                                                      -------------
                                                                          2,928,869
                                                                      -------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.8%
          18,175  National Instruments*.............................        686,652
          14,500  Waters Corporation*...............................        422,385
                                                                      -------------
                                                                          1,109,037
                                                                      -------------
ELECTRONIC MANUFACTURING SERVICES-0.5%
          23,650  Molex, Inc........................................        638,314
                                                                      -------------
ENVIRONMENTAL SERVICES-0.9%
          52,925  Republic Services, Inc.*..........................      1,199,810
                                                                      -------------
FOOD DISTRIBUTORS-1.7%
          77,925  Sysco Corporation.................................      2,340,867
                                                                      -------------
FOOD RETAIL-0.5%
          33,650  Safeway, Inc.*....................................        688,479
                                                                      -------------
GENERAL MERCHANDISE STORES-1.7%
          73,625  Dollar Tree Stores, Inc.*.........................      2,336,121
                                                                      -------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

HEALTHCARE DISTRIBUTORS-2.8%
          24,275  AmerisourceBergen Corporation.....................  $   1,683,471
          44,825  Patterson Dental Company*.........................      2,034,159
                                                                      -------------
                                                                          3,717,630
                                                                      -------------
HEALTHCARE EQUIPMENT-5.7%
          49,875  Biomet, Inc.......................................      1,429,418
          36,775  Boston Scientific Corporation*....................      2,246,953
          70,112  DENTSPLY International, Inc.......................      2,867,581
          18,825  St. Jude Medical, Inc.*...........................      1,082,438
                                                                      -------------
                                                                          7,626,390
                                                                      -------------
HEALTHCARE SERVICES-4.1%
         117,375  Caremark Rx, Inc.*................................      3,014,190
          37,800  Express Scripts, Inc. Class A*....................      2,582,496
                                                                      -------------
                                                                          5,596,686
                                                                      -------------
HOME FURNISHINGS-1.5%
          50,025  Leggett & Platt, Inc..............................      1,025,513
          18,275  Mohawk Industries, Inc.*..........................      1,014,811
                                                                      -------------
                                                                          2,040,324
                                                                      -------------
HOMEBUILDING-1.0%
          18,450  Lennar Corporation................................      1,319,175
                                                                      -------------
HOTELS, RESORTS & CRUISE LINES-0.8%
          86,450  Hilton Hotels Corporation.........................      1,105,696
                                                                      -------------
INDUSTRIAL CONGLOMERATES-1.8%
          35,830  Danaher Corporation...............................      2,438,232
                                                                      -------------
INDUSTRIAL GASES-1.0%
          21,350  Praxair, Inc......................................      1,283,135
                                                                      -------------
INDUSTRIAL MACHINERY-1.6%
          33,095  ITT Industries, Inc...............................      2,166,399
                                                                      -------------
LEISURE FACILITIES-1.0%
          58,975  Royal Caribbean Cruises Limited...................      1,365,861
                                                                      -------------
LEISURE PRODUCTS-0.6%
          12,125  Polaris Industries, Inc...........................        744,475
                                                                      -------------
MANAGED HEALTHCARE-3.8%
          27,125  Anthem, Inc.*.....................................      2,092,694
          13,050  PacifiCare Health Systems, Inc.*..................        643,757
          27,575  WellPoint Health Networks, Inc.*..................      2,324,573
                                                                      -------------
                                                                          5,061,024
                                                                      -------------
METAL & GLASS CONTAINERS-1.2%
          35,600  Ball Corporation..................................      1,620,156
                                                                      -------------


-----------------------------------------------------------------------------------
SHARES                                                                MARKET VALUE

OIL & GAS EQUIPMENT & SERVICES-3.0%
          55,700  BJ Services Company*..............................  $   2,080,952
          54,600  Smith International, Inc.*........................      2,006,004
                                                                      -------------
                                                                          4,086,956
                                                                      -------------
OIL & GAS EXPLORATION & PRODUCTION-1.5%
          31,426  Apache Corporation................................      2,044,576
                                                                      -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.6%
          40,250  Ambac Financial Group, Inc........................      2,666,563
          64,500  Friedman, Billings, Ramsey Group, Inc.............        864,300
                                                                      -------------
                                                                          3,530,863
                                                                      -------------
PHARMACEUTICALS-4.2%
          50,450  Barr Laboratories, Inc.*..........................      3,304,475
          43,600  Forest Laboratories, Inc.*........................      2,387,100
                                                                      -------------
                                                                          5,691,575
                                                                      -------------
PUBLISHING-4.0%
           7,800  E.W. Scripps Company..............................        692,016
          52,625  Getty Images, Inc.*...............................      2,173,413
          21,925  McClatchy Company.................................      1,263,319
          27,975  New York Times Company............................      1,272,863
                                                                      -------------
                                                                          5,401,611
                                                                      -------------
RESTAURANTS-2.1%
          80,200  Brinker International, Inc.*......................      2,888,804
                                                                      -------------
SEMICONDUCTORS-0.8%
          33,350  National Semiconductor Corporation*...............        657,662
          30,650  Semtech Corporation*..............................        436,456
                                                                      -------------
                                                                          1,094,118
                                                                      -------------
SPECIALIZED FINANCE-1.0%
          25,350  Moody's Corporation...............................      1,336,199
                                                                      -------------
SPECIALTY STORES-2.2%
          39,675  AutoZone, Inc.*...................................      3,014,110
                                                                      -------------
SYSTEMS SOFTWARE-1.0%
          20,600  Adobe Systems, Inc................................        660,642
          32,100  Macrovision Corporation*..........................        639,432
                                                                      -------------
                                                                          1,300,074
                                                                      -------------
TECHNOLOGY DISTRIBUTORS-2.3%
          67,375  CDW Corporation*..................................      3,085,775
                                                                      -------------
THRIFTS & MORTGAGE FINANCE-1.0%
          48,031  New York Community Bancorp, Inc...................      1,397,222
                                                                      -------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                MARKET VALUE

-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS-1.7%
          38,775  Fastenal Company..................................  $   1,316,024
          21,660  W.W. Grainger, Inc................................      1,012,822
                                                                      -------------
                                                                          2,328,846
                                                                      -------------
TRUCKING-1.5%
          53,650  J.B. Hunt Transport Services, Inc.*...............      2,025,288
                                                                      -------------
WIRELESS TELECOMMUNICATION SERVICES-0.4%
          27,425  Nextel Communications, Inc.*......................        495,844
                                                                      -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST-$108,349,456).................................................    124,466,768
                                                                      -------------
COMMON STOCKS (FOREIGN)-4.9%
APPLICATION SOFTWARE-0.5%
          29,800  Amdocs Limited (CI)*..............................        715,200
                                                                      -------------
IT CONSULTING & OTHER SERVICES-1.4%
         101,750  Accenture Limited Class A ADR (BD)*...............      1,840,658
                                                                      -------------
PHARMACEUTICALS-2.1%
          50,000  Teva Pharmaceutical Industries Limited Sponsored
                  ADR (IS)..........................................      2,846,500
                                                                      -------------
SYSTEMS SOFTWARE-0.5%
          33,700  Check Point Software Technologies Limited (IS)*...        658,820
                                                                      -------------
THRIFTS & MORTGAGE FINANCE-0.4%
          10,800  Doral Financial Corporation (PU)..................        482,220
                                                                      -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$4,815,654)...................................................      6,543,398
                                                                      -------------

PRINCIPAL AMOUNT                                                      AMORTIZED COST

-------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-7.6%
OTHER DIVERSIFIED FINANCIAL SERVICES-2.2%
$      3,000,000  Merrill Lynch & Company
                  1.30% 7/1/03......................................   $   3,000,000
                                                                       -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$3,000,000).........................................       3,000,000
                                                                       -------------
TOTAL INVESTMENTS-99.3%
(TOTAL COST-$116,165,110)...........................................     134,010,166
OTHER ASSETS AND LIABILITIES-0.7%...................................         962,634
                                                                       -------------
NET ASSETS-100.0%...................................................   $ 134,972,800
                                                                       =============

*  NON-INCOME PRODUCING.

  SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................    $ 116,165,110
                                                      -------------
Investment securities, at market..................      134,010,166
Cash..............................................          419,521
Receivables:
  Investment securities sold......................        3,004,594
  Capital shares sold.............................           14,066
  Dividends.......................................           49,883
  From transfer agent.............................              131
Other assets......................................           11,095
                                                      -------------
    Total Assets..................................      137,509,456
                                                      -------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................        2,204,839
  Capital shares redeemed.........................           23,295
  Advisory fees...................................           89,409
  Shareholder servicing fees......................           15,078
  Accounting fees.................................            6,660
  Distribution fees...............................           22,568
  Custodian fees..................................            1,083
  Other...........................................          173,724
                                                      -------------
    Total Liabilities.............................        2,536,656
                                                      -------------
Net Assets........................................    $ 134,972,800
                                                      =============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........    $ 217,697,660
Accumulated net investment loss...................         (630,031)
Accumulated net realized loss from security
  transactions....................................      (99,939,885)
Net unrealized appreciation on investments........       17,845,056
                                                      -------------
    Total.........................................    $ 134,972,800
                                                      =============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (UNAUDITED) (CONTINUED)

Net Assets--Class A...............................  $    518,024
Shares Outstanding--Class A.......................       174,779
Net Asset Value, Redemption Price Per Share.......  $       2.96
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $       3.14

Net Assets--Class B...............................  $  1,134,677
Shares Outstanding--Class B.......................       391,454
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       2.90

Net Assets--Class C...............................  $    319,544
Shares Outstanding--Class C.......................       111,871
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $       2.86

Net Assets--Class F...............................  $132,865,970
Shares Outstanding--Class F.......................    44,103,890
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       3.01

Net Assets--Class R...............................  $    104,639
Shares Outstanding--Class R.......................        34,931
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $       3.00

Net Assets--Class T...............................  $     29,946
Shares Outstanding--Class T.......................        10,441
Net Asset Value, Redemption Price Per Share.......  $       2.87
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $       3.01

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $    267,283
  Interest........................................        23,083
  Foreign taxes withheld..........................        (1,325)
                                                    ------------
    Total Investment Income.......................       289,041
                                                    ------------
EXPENSES:
  Advisory fees--Note 2...........................       457,385
  Shareholder servicing fees--Note 2..............        97,036
  Accounting fees--Note 2.........................        33,615
  Distribution fees--Note 2.......................       142,488
  Transfer agency fees--Note 2....................        61,266
  Registration fees...............................        37,485
  Postage and mailing expenses....................        14,396
  Custodian fees and expenses--Note 2.............         6,498
  Printing expenses...............................        21,266
  Legal and audit fees............................        13,028
  Directors' fees and expenses--Note 2............        13,820
  Other expenses..................................        27,007
                                                    ------------
    Total Expenses................................       925,290
    Earnings Credits..............................        (1,062)
    Reimbursed/Waived Expenses....................        (1,161)
    Expense Offset to Broker Commissions..........        (3,995)
                                                    ------------
    Net Expenses..................................       919,072
                                                    ------------
  Net Investment Loss.............................      (630,031)
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on Security Transactions........     3,442,901
Net Change in Unrealized Appreciation of
Investments.......................................    16,785,289
                                                    ------------
  Net Realized and Unrealized Gain................    20,228,190
                                                    ------------
Net Increase in Net Assets Resulting from
Operations........................................  $ 19,598,159
                                                    ============

Purchases of long-term securities.................  $117,395,730
Proceeds from sales of long-term securities.......  $ 95,837,901

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            6/30/03       12/31/02
                                          ------------  ------------
OPERATIONS
Net Investment Loss.....................  $   (630,031) $ (1,349,450)
Net Realized Gain (Loss) on Security
  Transactions..........................     3,442,901   (27,913,342)
Net Realized Gain from Foreign Currency
  Transactions..........................             0           264
Net Change in Unrealized
  Appreciation/Depreciation.............    16,785,289    (1,680,486)
                                          ------------  ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    19,598,159   (30,943,014)
                                          ------------  ------------
CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...............................       (24,964)       66,609
  Class B...............................        31,260       150,527
  Class C...............................         5,051        (6,389)
  Class F...............................    23,555,986       620,840
  Class R...............................        13,949        57,755
  Class T...............................         6,710         6,135
                                          ------------  ------------
Net Increase from Capital Share
  Transactions..........................    23,587,992       895,477
                                          ------------  ------------

Net Increase (Decrease) in Net Assets...    43,186,151   (30,047,537)

NET ASSETS
  Beginning of period...................  $ 91,786,649  $121,834,186
                                          ------------  ------------
  End of period.........................  $134,972,800  $ 91,786,649
                                          ============  ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................      $ 2.58       $  3.44     $  4.38     $  8.68
Income from investment
  operations:
    Net investment loss.......       (0.03)        (0.04)      (0.06)      (0.02)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        0.41         (0.82)      (0.88)      (2.05)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        0.38         (0.86)      (0.94)      (2.07)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (2.23)
                                    ------       -------     -------     -------
        Total distributions...        0.00          0.00        0.00       (2.23)

Net Asset Value, end of
  period......................      $ 2.96       $  2.58     $  3.44     $  4.38
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       14.73%       (25.00%)    (21.46%)    (23.40%)
    Net assets, end of period
      (000s)..................      $  518       $   476     $   538     $   625
    Net expenses to average
      net assets#.............        2.01%**       2.15%       2.46%       1.25%
    Gross expenses to average
      net assets#.............        2.01%**       2.15%       2.47%       1.29%
    Net investment loss to
      average net assets......       (1.50%)**     (1.81%)     (1.93%)     (0.74%)
    Portfolio turnover
      rate@...................         227%          216%        214%        226%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS B SHARES
Net Asset Value, beginning of
  period......................      $ 2.54       $  3.39     $  4.32     $  8.68
Income from investment
  operations:
    Net investment loss.......       (0.02)        (0.05)      (0.05)      (0.04)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        0.38         (0.80)      (0.88)      (2.09)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        0.36         (0.85)      (0.93)      (2.13)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (2.23)
                                    ------       -------     -------     -------
        Total distributions...        0.00          0.00        0.00       (2.23)

Net Asset Value, end of
  period......................      $ 2.90       $  2.54     $  3.39     $  4.32
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       14.17%       (25.07%)    (21.53%)    (24.14%)
    Net assets, end of period
      (000s)..................      $1,135       $   969     $ 1,138     $ 1,047
    Net expenses to average
      net assets#.............        2.79%**       2.67%       2.58%       1.99%
    Gross expenses to average
      net assets#.............        2.80%**       2.68%       2.59%       2.04%
    Net investment loss to
      average net assets......       (2.29%)**     (2.33%)     (2.06%)     (1.47%)
    Portfolio turnover
      rate@...................         227%          216%        214%        226%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS C SHARES
Net Asset Value, beginning of period.......      $ 2.50       $  3.36     $  4.32     $  8.68
Income from investment operations:
    Net investment loss....................       (0.02)        (0.08)      (0.08)      (0.04)
    Net gains (losses) on securities (both
      realized and unrealized).............        0.38         (0.78)      (0.88)      (2.09)
                                                 ------       -------     -------     -------
        Total from investment operations...        0.36         (0.86)      (0.96)      (2.13)
Less distributions:
    From net investment income.............        0.00          0.00        0.00        0.00
    From net realized gains................        0.00          0.00        0.00       (2.23)
                                                 ------       -------     -------     -------
        Total distributions................        0.00          0.00        0.00       (2.23)

Net Asset Value, end of period.............      $ 2.86       $  2.50     $  3.36     $  4.32
                                                 ======       =======     =======     =======
Total Return/Ratios
    Total return*..........................       14.40%       (25.60%)    (22.22%)    (24.14%)
    Net assets, end of period (000s).......      $  320       $   274     $   380     $   422
    Net expenses to average net
      assets#,+............................        2.67%**       2.98%       3.93%       2.00%
    Gross expenses to average net
      assets#,+............................        2.68%**       2.99%       3.94%       2.04%
    Net investment loss to average net
      assets+..............................       (2.17%)**     (2.65%)     (3.41%)     (1.46%)
    Portfolio turnover rate@...............         227%          216%        214%        226%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.03% (2002) and 4.24% (2001). The gross expense ratios would have been 3.04% (2002) and 4.25% (2001). The net investment loss ratios would have been (2.70%) (2002) and (3.72%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ----------------------------------------------------------
                                                2003        2002        2001        2000        1999        1998
                                             ----------  ----------  ----------  ----------  ----------  ----------
CLASS F SHARES
Net Asset Value, beginning of period.......   $   2.62    $  3.47     $   4.36    $   8.68    $   7.44    $   7.72
Income from investment operations:
    Net investment income (loss)...........       0.04      (0.04)       (0.05)      (0.03)      (0.08)      (0.03)
    Net gains (losses) on securities (both
      realized and unrealized).............       0.35      (0.81)       (0.84)      (2.06)       3.12       (0.11)
                                              --------    -------     --------    --------    --------    --------
        Total from investment operations...       0.39      (0.85)       (0.89)      (2.09)       3.04       (0.14)
Less distributions:
    From net investment income.............       0.00       0.00         0.00        0.00        0.00^       0.00^
    From net realized gains................       0.00       0.00         0.00       (2.23)      (1.80)      (0.14)
                                              --------    -------     --------    --------    --------    --------
        Total distributions................       0.00       0.00         0.00       (2.23)      (1.80)      (0.14)

Net Asset Value, end of period.............   $   3.01    $  2.62     $   3.47    $   4.36    $   8.68    $   7.44
                                              ========    =======     ========    ========    ========    ========
Total Return/Ratios
    Total return...........................      14.89%    (24.50%)     (20.41%)    (23.69%)     42.27%      (1.73%)
    Net assets, end of period (000s).......   $132,866    $89,970     $119,708    $166,365    $253,385    $252,855
    Net expenses to average net assets#....       1.63%**     1.56%       1.37%       1.36%       1.40%       1.33%
    Gross expenses to average net
      assets#..............................       1.63%**     1.56%       1.39%       1.39%       1.42%       1.35%
    Net investment loss to average net
      assets...............................      (1.11%)**    (1.22%)     (0.84%)     (0.92%)     (0.98%)     (0.39%)
    Portfolio turnover rate@...............        227%       216%         214%        226%        186%        152%

  ^ Distributions from net investment income for the years ended December 31, 1999 and 1998 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                         YEAR ENDED
                                               SIX MONTHS               DECEMBER 31,
                                                 ENDED       ----------------------------------
                                             JUNE 30, 2003      2002        2001        2000
                                             --------------  ----------  ----------  ----------
CLASS R SHARES
Net Asset Value, beginning of period.......      $  2.61      $  3.48     $  4.39     $  8.68
Income from investment operations:
    Net investment income (loss)...........        (0.01)       (0.04)       0.01       (0.03)
    Net gains (losses) on securities (both
      realized and unrealized).............         0.40        (0.83)      (0.92)      (2.03)
                                                 -------      -------     -------     -------
        Total from investment operations...         0.39        (0.87)      (0.91)      (2.06)
Less distributions:
    From net investment income.............         0.00         0.00        0.00        0.00
    From net realized gains................         0.00         0.00        0.00       (2.23)
                                                 -------      -------     -------     -------
        Total distributions................         0.00         0.00        0.00       (2.23)

Net Asset Value, end of period.............      $  3.00      $  2.61     $  3.48     $  4.39
                                                 =======      =======     =======     =======
Total Return/Ratios
    Total return...........................        14.94%      (25.00%)    (20.73%)    (23.28%)
    Net assets, end of period (000s).......      $   105      $    77     $    49     $     7
    Net expenses to average net
      assets#,+............................         1.73%**      1.97%       2.89%       1.00%
    Gross expenses to average net
      assets#,+............................         1.73%**      1.97%       2.91%       1.03%
    Net investment loss to average net
      assets+..............................        (1.22%)**    (1.63%)     (2.40%)     (0.55%)
    Portfolio turnover rate@...............          227%         216%        214%        226%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 3.49% (2002) and 57.53% (2001). The gross expense ratios would have been 3.49% (2002) and 57.54% (2001). The net investment loss ratios would have been (3.15%) (2002) and (57.04%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       ----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  ----------
CLASS T SHARES
Net Asset Value, beginning of
  period......................      $ 2.51       $  3.39     $  4.35     $  8.68
Income from investment
  operations:
    Net investment income
      (loss)..................        0.02         (0.06)      (0.11)      (0.02)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        0.34         (0.82)      (0.85)      (2.08)
                                    ------       -------     -------     -------
        Total from investment
          operations..........        0.36         (0.88)      (0.96)      (2.10)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00        0.00
    From net realized gains...        0.00          0.00        0.00       (2.23)
                                    ------       -------     -------     -------
        Total distributions...        0.00          0.00        0.00       (2.23)

Net Asset Value, end of
  period......................      $ 2.87       $  2.51     $  3.39     $  4.35
                                    ======       =======     =======     =======
Total Return/Ratios
    Total return*.............       14.34%       (25.96%)    (22.07%)    (23.80%)
    Net assets, end of period
      (000s)..................      $   30       $    20     $    20     $    29
    Net expenses to average
      net assets#,+...........        2.88%**       3.63%       3.11%       1.50%
    Gross expenses to average
      net assets#,+...........        2.89%**       3.64%       3.13%       1.55%
    Net investment loss to
      average net assets+.....       (2.37%)**     (3.29%)     (2.57%)     (0.98%)
    Portfolio turnover
      rate@...................         227%          216%        214%        226%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were reimbursed by the management company for the years ended December 31, 2002 and 2001. Had these fees not been reimbursed, the net expense ratios would have been 10.29% (2002) and 28.89% (2001). The gross expense ratios would have been 10.30% (2002) and 28.91% (2001). The net investment loss ratios would have been (9.95%) (2002) and (28.35%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Mid-Cap Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions areaccounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions of Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1% of the first $30 million of net assets, 0.75% of the next $270 million

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
of net assets, 0.70% of the next $200 million of net assets, and 0.65% of net assets in excess of $500 million.
  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $29,442 and $65,407, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $11,652 and $23,773, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................    $     1,495
Class B.....................................................    $     3,195
Class C.....................................................    $       766
Class R.....................................................    $       251
Class T.....................................................    $       137

  Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.
  DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $137,773 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C, shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $  597
Class B.................................     $3,624            $1,208
Class C.................................     $1,064            $  355
Class T.................................     $   27            $   27

  During the six months ended June 30, 2003, DSC retained $203 and $341 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $2,864 of contingent deferred sales charges relating to redemptions of Class B shares.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $1,161. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.
  For the six months ended June 30, 2003, Founders reimbursed the Fund for certain trading errors, the amounts of which were insignificant.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses..................................  $ 99,490,663
Post-October Capital Loss Deferral..........................  $          0
Post-October Currency Loss Deferral.........................  $          0
Federal Tax Cost............................................  $117,109,994
Gross Tax Appreciation of Investments.......................  $ 17,183,567
Gross Tax Depreciation of Investments.......................  $   (283,395)
Net Tax Appreciation........................................  $ 16,900,172

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 500 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                            SIX MONTHS                             YEAR
                                              ENDED                                ENDED
                                             6/30/03                             12/31/02
                                ----------------------------------  -----------------------------------
                                    SHARES            AMOUNT             SHARES            AMOUNT
                                ---------------  -----------------  ----------------  -----------------
CLASS A
      Sold....................           19,786  $          52,019           282,153  $         757,701
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................          (29,382) $         (76,983)         (254,287) $        (691,092)
      NET INCREASE
        (DECREASE)............           (9,596) $         (24,964)           27,866  $          66,609
CLASS B
      Sold....................           40,400  $         111,473           156,797  $         474,952
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................          (30,946) $         (80,213)         (110,190) $        (324,425)
      NET INCREASE............            9,454  $          31,260            46,607  $         150,527
CLASS C
      Sold....................           21,990  $          58,231            29,342  $          92,484
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................          (19,664) $         (53,180)          (32,951) $         (98,873)
      NET INCREASE
        (DECREASE)............            2,326  $           5,051            (3,609) $          (6,389)
CLASS F
      Sold....................       14,690,270  $      36,283,172        15,890,407  $      45,272,617
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................       (4,910,975) $     (12,727,186)      (16,090,739) $     (44,651,777)
      NET INCREASE
        (DECREASE)............        9,779,295  $      23,555,986          (200,332) $         620,840
CLASS R
      Sold....................            8,633  $          23,507            41,636  $         135,210
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................           (3,403) $          (9,558)          (26,128) $         (77,455)
      NET INCREASE............            5,230  $          13,949            15,508  $          57,755
CLASS T
      Sold....................            2,448  $           6,710             4,300  $          13,887
      Dividends or
        Distributions
        Reinvested............                0  $               0                 0  $               0
      Redeemed................               (0) $              (0)           (2,324) $          (7,752)
      NET INCREASE............            2,448  $           6,710             1,976  $           6,135

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                        FOR MORE INFORMATION

                                        DREYFUS FOUNDERS
                                        MID-CAP GROWTH FUND
                                        200 Park Avenue
                                        New York, NY  10166

                                        MANAGER

                                        Founders Asset Management LLC
                                        2930 East Third Avenue
                                        Denver, CO 80206

                                        TRANSFER AGENT &
                                        DIVIDEND DISBURSING AGENT
To obtain information:
---------------------------------       Dreyfus Transfer, Inc.
BY TELEPHONE                    |       200 Park Avenue
Call your financial             |       New York, NY  10166
representative or               |
1-800-554-4611                  |
                                |       DISTRIBUTOR
BY MAIL  Write to:              |
Dreyfus Founders Funds          |       Dreyfus Service Corporation
144 Glenn Curtiss Boulevard     |       200 Park Avenue
Uniondale, NY  11556-0144       |       New York, NY 10166


Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2003 Dreyfus Service Corporation                                    291SA0603

DREYFUS FOUNDERS
PASSPORT FUND


SEMIANNUAL REPORT       JUNE 30, 2003


[GRAPHIC]


                                                 YOU, YOUR ADVISOR AND
                                                 [DREYFUS LOGO]
                                                 A MELLON FINANCIAL COMPANY(sm)

TABLE OF CONTENTS

Management Overview                      3
Statement of Investments                10
Statement of Assets and Liabilities     19
Statement of Operations                 21
Statements of Changes in Net Assets     22
Financial Highlights                    23
Notes to Financial Statements           29


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF TRACY STOUFFER, CFA]



A DISCUSSION WITH PORTFOLIO
MANAGER TRACY STOUFFER, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE SIX MONTHS ENDED JUNE 30?

The global markets had their best performance in four and a half years.
In an environment of diminishing geopolitical uncertainty and accelerating global liquidity, many industries were able to aggressively cut costs, restructure and consolidate. This paved the way for an earnings recovery and higher equity valuations for many small-cap stocks worldwide.

     The Dreyfus Founders Passport Fund was able to capitalize on these convalescing markets. The Fund's performance(1) was competitive with its small-cap benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index, which returned 21.57% during the period. The Fund outperformed the MSCI World ex U.S. Index, which returned 10.25%. This relative outperformance of the latter benchmark was due mostly to the benchmark's constituents of larger capitalization stocks, which as a whole did not produce the returns international small-cap stocks saw during the period.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"WE INCREASED THE FUND'S WEIGHTING IN JAPAN TO THE LEVEL OF OUR SMALL-CAP BENCHMARK TO TAKE ADVANTAGE OF BOTH THE MACRO AND MICRO VIRTUES OF THE JAPANESE MARKET."

PERFORMANCE HIGHLIGHTS

- Despite continued volatility and lackluster economic conditions leading up to the war in Iraq, stocks began to rally as the fighting subsided and investors turned their attention back to the prospects for the global economy.

- Small-capitalization stocks generally outperformed large-cap stocks in many international markets.

- The Fund benefited from strong performing stock selections in the consumer staples sector.

- The outbreak of SARS hindered returns in Asian markets.

- Our strategy remains the same. We will continue to seek opportunities outside the U.S. for new technologies, restructuring companies and unit volume growth stocks.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUND'S PERFORMANCE DURING THE
PERIOD?

A cloud of uncertainty hovered over the international stock markets during the first quarter of 2003 while the United States and the United Kingdom prepared for war in Iraq. Corporate spending remained sluggish, and several industries continued to struggle with excess inventories and high debt burdens. Consumer spending fared slightly better.

However, as the conflict in Iraq moved toward resolution, investors worldwide began to regain confidence and to anticipate a much hoped for second-half recovery. By mid-March, markets were recovering in North America, Europe and Latin America. Many Asian markets initially lagged due to the outbreak of Severe Acute Respiratory Syndrome (SARS), but rebounded by the end of April.

     On a more specific level, many investors were reassured that a series of tax cuts implemented by President Bush would help boost chances of a domestic recovery, which they believed could, in turn, benefit the global economic picture. The implementation of a further domestic interest rate cut in June was aimed at encouraging borrowing and providing insurance against deflationary pressure. Additionally, the European Central Bank eased rates by another 50 basis points to encourage its economic jumpstart as well. All of these factors helped contribute to a significant second quarter gain in most world equity markets, the largest quarterly gain since 1998.

WHAT FACTORS POSITIVELY CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE PERIOD?

Our research approach led us to uncover many strong performers across various countries and market sectors. For instance, we saw a compelling global theme emerge during the period. A number of Internet companies began exhibiting signs of both strong growth and profitability due to either the filling of a niche market, or performing what are fast becoming necessary public services. The Fund purchased shares in several Internet service companies in Europe and Asia, which performed well during the period. We were perhaps most pleased with the Fund's second largest holding, lastminute.com PLC, a website in the United Kingdom that

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

1.  Puma AG Rudolf Dassler Sport (Germany; PUM)           1.97%
2.  lastminute.com PLC (United Kingdom; LMC)              1.52%
3.  Kenwood Corporation (Japan; 6765)                     1.49%
4.  Italian-Thai Development PCL (Thailand; ITD.F)        1.31%
5.  Golar LNG Limited (United Kingdom; GOL)               1.20%
6.  First Engineering Limited (Singapore; FEN)            1.13%
7.  SSL International PLC (United Kingdom; SSL)           1.11%
8.  CoolBrands International, Inc. (Canada; COB.A)        1.11%
9.  Nachi-Fujikoshi Corporation (Japan; 6474)             1.10%
10. Ayala Land, Inc. (Philippines; ALI)                   1.09%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

offers consumers last minute opportunities for travel and entertainment. In its short existence, lastminute.com has established a powerful brand name and created a niche market. Last year the stock was the best performing stock on the FTSE 350 Index, climbing 240%. This year, the stock continued to climb by an additional 69% as of June 30, 2003.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Passport Fund on its inception date of 11/16/93 to a $10,000 investment made in an unmanaged securities index. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The MSCI World ex U.S. Index is an average of the performance of selected securities listed on the stock exchanges of Europe, Canada, Australia, New Zealand, and the Far East. The performance data for the MSCI World ex U.S. Index is from November 30, 1993 through June 30, 2003. Total return figures for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

     In the consumer discretionary sector, PUMA AG RUDOLF DASSLER SPORT, the German-based footwear and apparel manufacturer, contributed favorable results to the Fund due to its continued strong performance. Puma has remained a very popular brand among trendsetters for quite some time. It was also the Fund's largest holding at the end of the period.

     The Fund also took advantage of opportunities in the telecommunications service sector, an industry that appears to be stabilizing due to a tremendous amount of cost cutting and consolidation.

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)       15.51%  (6.64%)       --        --    (19.56%)
  Without sales charge            22.60%  (0.99%)       --        --    (18.18%)

CLASS B SHARES (12/31/99)
  With redemption*                18.01%  (5.84%)       --        --    (19.44%)
  Without redemption              22.01%  (1.92%)       --        --    (18.83%)

CLASS C SHARES (12/31/99)
  With redemption**               21.07%  (2.81%)       --        --    (18.87%)
  Without redemption              22.07%  (1.83%)       --        --    (18.87%)

CLASS F SHARES (11/16/93)         22.63%  (0.89%)    (3.22%)     N/A      4.27%

CLASS R SHARES (12/31/99)         22.74%  (2.52%)       --        --    (18.95%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)       16.75%  (6.15%)       --        --    (20.09%)
  Without sales charge            22.24%  (1.74%)       --        --    (19.03%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limitations, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investments such as limited product lines, less liquidity, and small market share. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

     The Fund was also positively impacted by its exposure to emerging markets. As of June 30, 2003, about 20% of the Fund's holdings were in emerging markets. Our ability to invest in such markets boosted the Fund's overall performance, as these markets experienced an exceptional first half.

     Changes in currency exchange rates also contributed positively to the Fund's performance during the reporting period, with most major world currencies gaining against the dollar.

     On a relative basis, the Fund's holdings in the United Kingdom were the largest contributor to the Funds performance versus the MSCI World ex U.S. Small Cap Index.

     Finally, we increased the Fund's weighting in Japan to the level of our small-cap benchmark to take advantage of both the macro and micro virtues of the Japanese market. On the macro front, Japan is exiting a 13-year period of deflation. Unemployment is falling, jobs are being

[CHART]

PORTFOLIO COMPOSITION

28.27%  Japan
15.80%  United Kingdom
 8.21%  Thailand
 6.25%  Germany
 6.10%  Canada
 4.73%  France
 4.37%  South Korea
 3.41%  Singapore
 3.11%  Cash & Equivalents
19.75%  Other Countries

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.


The Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index is an average of the performance of selected foreign small-capitalization securities. Total return figures assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund.

created, and households are spending. On a micro level, companies have restructured, paid down debt and moved production to low-cost countries. Much of the media focus has been on the large-cap sector in Japan, which still faces many challenges because many of its constituents are distressed banks and large companies involved in the onerous task of unwinding cross-share holdings. Meanwhile, their small-cap counterparts have few of these ills and outperformed during the period.

WHAT FACTORS NEGATIVELY IMPACTED THE FUND'S PERFORMANCE?

A slight detractor to the Fund's performance was the SARS epidemic in Asia. The Fund avoided industries and regions most likely to be affected by the outbreak. However, some stocks in Hong Kong and Taiwan were still portfolio holdings at the onset of the SARS outbreak. Sectors sensitive to the effects of a travel advisory to the Asian region, such as airlines, sold off at the onset.

     Additionally, bad timing on some technology purchases hindered performance.

As we prepare for the final six months of 2003, we remain consistent in our investment strategy and process. We will continue to use our growth-focused investment research process in seeking out small-capitalization international companies with strong growth potential.

/s/ Tracy Stouffer

Tracy Stouffer, CFA
Portfolio Manager

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMON STOCKS (FOREIGN)-96.8%
ADVERTISING-1.9%
       1,462,150  Incepta Group PLC (UK)............................       $        373,982
           6,850  Ipsos (FR)*.......................................                425,175
         281,575  Taylor Nelson Sofres PLC (UK).....................                780,604
                                                                           ----------------
                                                                                  1,579,761
                                                                           ----------------
ALTERNATIVE CARRIERS-0.7%
          32,825  Genesys (FR)*.....................................                162,089
         226,050  QSC AG (GE)*......................................                438,705
                                                                           ----------------
                                                                                    600,794
                                                                           ----------------
ALUMINUM-1.5%
         144,000  Daiki Aluminum Industry Company Limited (JA)......                428,132
         540,000  Nippon Light Metal Company Limited (JA)...........                796,002
                                                                           ----------------
                                                                                  1,224,134
                                                                           ----------------
APPAREL RETAIL-0.5%
           7,175  Camaieu (FR)......................................                407,034
                                                                           ----------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.6%
          66,725  Burberry Group PLC (UK)...........................                273,066
          51,925  Hockey Company Holdings, Inc. 144A (CA)*+.........                616,390
           8,500  Marzotto SPA (IT).................................                 57,102
          68,000  Sanyo Shokai Limited (JA).........................                411,143
                                                                           ----------------
                                                                                  1,357,701
                                                                           ----------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

APPLICATION SOFTWARE-2.7%
          76,700  Aldata Solution Oyj (FI)*.........................       $        133,881
          25,825  Exact Holding NV (NE)*............................                414,303
       1,211,175  Intec Telecom Systems PLC (UK)*...................                499,660
          75,871  Merant PLC (UK)*..................................                165,264
          37,825  NDS Group PLC Sponsored ADR (UK)*.................                585,909
       1,214,500  Symphony House Berhad (MA)*.......................                393,134
                                                                           ----------------
                                                                                  2,192,151
                                                                           ----------------
ASSET MANAGEMENT & CUSTODY BANKS-0.8%
          55,925  Liontrust Asset Management PLC (UK)...............                389,306
              47  Sparx Asset Management Company Limited (JA).......                293,958
                                                                           ----------------
                                                                                    683,264
                                                                           ----------------
AUTO PARTS & EQUIPMENT-1.3%
         144,900  Aapico Hitech Public Company Limited NVDR Shares
                  (TH)..............................................                236,100
         265,000  Press Kogyo Company Limited (JA)*.................                403,873
          96,075  Thai Stanley Electric Public Company Limited NVDR
                  Shares (TH)*......................................                457,065
                                                                           ----------------
                                                                                  1,097,038
                                                                           ----------------
AUTOMOBILE MANUFACTURERS-0.6%
         305,000  Isuzu Motors Limited (JA)*........................                449,594
                                                                           ----------------
BIOTECHNOLOGY-1.1%
          79,500  Acambis PLC (UK)*.................................                484,084
         527,125  Antisoma PLC (UK)*................................                390,908
                                                                           ----------------
                                                                                    874,992
                                                                           ----------------
BUILDING PRODUCTS-2.2%
       3,602,000  Asia Aluminum Holdings Limited (CN)...............                475,765
         673,500  Dynasty Ceramic Public Company Limited Foreign
                  Shares (TH).......................................                211,470
          95,000  Nippon Sheet Glass Company Limited (JA)...........                284,820
          85,000  Okura Industrial Company Limited (JA).............                397,835
       2,068,200  Vanachai Group Public Company Limited Foreign
                  Shares (TH).......................................                435,385
                                                                           ----------------
                                                                                  1,805,275
                                                                           ----------------
CASINOS & GAMING-0.8%
          36,075  Lottomatica SPA (IT)*.............................                635,497
                                                                           ----------------

* NON-INCOME PRODUCING.
+ SECURITIES WERE ACQUIRED PURSUANT TO RULE 144A AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
 NVDR - NON-VOTING DEPOSITARY RECEIPT.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.3%
          94,725  ADVA AG Optical Networking (GE)*..................       $        321,987
          95,050  Bookham Technology PLC (UK)*......................                130,184
         227,000  Denki Kogyo Company Limited (JA)..................                606,846
         288,450  Digital Chosun Company Limited (KR)*..............                350,149
         151,000  Oki Electric Industry Company Limited (JA)*.......                432,596
         102,850  Sierra Wireless, Inc. (CA)*.......................                632,026
         124,650  Wi-LAN, Inc. (CA)*................................                229,338
                                                                           ----------------
                                                                                  2,703,126
                                                                           ----------------
COMPUTER & ELECTRONICS RETAIL-0.4%
          17,120  Germanos SA (GR)..................................                286,644
                                                                           ----------------
COMPUTER HARDWARE-0.5%
       1,608,000  MFS Technology Limited (SG)*......................                438,296
                                                                           ----------------
COMPUTER STORAGE & PERIPHERALS-1.6%
       2,502,000  First Engineering Limited (SG)....................                930,613
         271,650  Gemplus International SA (LU)*....................                371,226
                                                                           ----------------
                                                                                  1,301,839
                                                                           ----------------
CONSTRUCTION & ENGINEERING-4.9%
          49,340  Daewoo Shipbuilding & Marine Engineering Company
                  Limited (KR)*.....................................                417,190
              30  EPCO Corporation (JA).............................                154,903
          11,325  Imtech NV (NE)....................................                209,775
       1,346,500  Italian-Thai Development Public Company Limited
                  Foreign Shares (TH)*..............................              1,072,972
          61,000  JGC Corporation (JA)..............................                410,477
         140,000  Kyowa Exeo Corporation (JA).......................                494,359
         305,000  Meisei Industrial Company Limited (JA)*...........                640,100
       4,014,200  Sino Thai Engineering & Development Public Company
                  Limited NVDR Shares (TH)*.........................                630,203
                                                                           ----------------
                                                                                  4,029,979
                                                                           ----------------
CONSTRUCTION MATERIALS-0.7%
           6,770  Hanil Cement Manufacturing Company Limited (KR)...                271,480
         396,500  Tipco Asphalt Public Company Limited NVDR Shares
                  (TH)*.............................................                332,460
                                                                           ----------------
                                                                                    603,940
                                                                           ----------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.5%
       6,866,500  PT United Tractors Tbk (ID)*......................                395,344
                                                                           ----------------
CONSUMER ELECTRONICS-1.5%
         436,000  Kenwood Corporation (JA)*.........................              1,227,300
                                                                           ----------------
CONSUMER FINANCE-1.5%
         233,500  AEON Thana Sinsap Public Company Limited NVDR
                  Shares (TH).......................................                777,593
         138,000  Daiei OMC, Inc. (JA)*.............................                421,786
                                                                           ----------------
                                                                                  1,199,379
                                                                           ----------------
DEPARTMENT STORES-0.6%
         506,075  David Jones Limited (AU)..........................                448,004
                                                                           ----------------

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

DISTRIBUTORS-0.3%
           9,800  Kuroda Electric Company Limited (JA)..............       $        221,995
                                                                           ----------------
DIVERSIFIED CHEMICALS-0.3%
         167,000  Ishihara Sangyo Kaisha Limited (JA)...............                282,332
                                                                           ----------------
DIVERSIFIED COMMERCIAL SERVICES-1.7%
          64,370  Autohellas SA (GR)................................                416,912
          54,050  ebookers PLC (UK)*................................                398,686
          46,725  Techem AG (GE)*...................................                574,136
                                                                           ----------------
                                                                                  1,389,734
                                                                           ----------------
DIVERSIFIED METALS & MINING-1.0%
         299,600  Banpu Public Company Limited NVDR Shares (TH).....                322,476
           4,900  Sumitomo Titanium Corporation (JA)................                 57,743
         301,000  Toho Zinc Company Limited (JA)....................                428,657
                                                                           ----------------
                                                                                    808,876
                                                                           ----------------
ELECTRIC UTILITIES-0.6%
         295,450  Electricity Generating Public Company Limited
                  Foreign Shares (TH)...............................                397,072
          49,125  Electricity Generating Public Company Limited NVDR
                  Shares (TH).......................................                 64,853
                                                                           ----------------
                                                                                    461,925
                                                                           ----------------
ELECTRICAL COMPONENTS & EQUIPMENT-3.4%
          91,000  Dainippon Screen Manufacturing Company Limited
                  (JA)*.............................................                445,621
          26,080  HiSmarTech Company Limited (KR)*..................                202,396
           6,740  KH Vatec Company Limited (KR)*....................                615,036
           8,850  Leoni AG (GE).....................................                438,028
       1,635,000  Magnecomp International Limited (SG)*.............                459,583
          81,000  Shibaura Mechatronic (JA)*........................                422,286
              10  Wacom Company Limited (JA)........................                201,541
                                                                           ----------------
                                                                                  2,784,491
                                                                           ----------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.4%
          16,270  Kumho Electric, Inc. (KR)*........................                422,244
         149,000  Kyosan Electric Manufacturing Company Limited
                  (JA)..............................................                438,035
          99,000  Tamura Corporation (JA)...........................                325,671
                                                                           ----------------
                                                                                  1,185,950
                                                                           ----------------
EMPLOYMENT SERVICES-0.8%
              70  en-japan, inc. (JA)*..............................                320,633
              70  en-japan, inc. New Shares (JA)*...................                320,633
                                                                           ----------------
                                                                                    641,266
                                                                           ----------------

* NON-INCOME PRODUCING.
 NVDR - NON-VOTING DEPOSITARY RECEIPT.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

FOOTWEAR-2.0%
          11,200  Puma AG Rudolf Dassler Sport (GE).................       $      1,102,251
           5,200  Puma AG Rudolf Dassler Sport 144A (GE)+...........                511,759
                                                                           ----------------
                                                                                  1,614,010
                                                                           ----------------
GENERAL MERCHANDISE STORES-0.9%
           9,000  Gifi (FR).........................................                427,882
             500  Plant Company Limited (JA)........................                  6,454
          10,300  Ryohin Keikaku Company Limited (JA)...............                264,202
                                                                           ----------------
                                                                                    698,538
                                                                           ----------------
GOLD-0.5%
         194,977  Kingsgate Consolidated Limited (AU)...............                384,436
                                                                           ----------------
HEALTHCARE EQUIPMENT-1.0%
          21,825  Amplifon SPA (IT).................................                410,785
          12,000  Nakanishi, Inc. (JA)..............................                397,751
                                                                           ----------------
                                                                                    808,536
                                                                           ----------------
HEALTHCARE SUPPLIES-1.1%
         188,400  SSL International PLC (UK)........................                910,911
                                                                           ----------------
HEAVY ELECTRICAL EQUIPMENT-0.4%
       1,846,000  Dongfang Electrical Machinery Company Limited
                  (CN)*.............................................                338,516
                                                                           ----------------
HIGHWAYS & RAILTRACKS-0.6%
         487,950  Eurotunnel SA (FR)*...............................                358,622
         798,000  GZI Transport Limited (CN)........................                156,569
                                                                           ----------------
                                                                                    515,191
                                                                           ----------------
HOMEBUILDING-1.6%
          85,025  George Wimpey PLC (UK)............................                413,901
          67,200  Joint Corporation (JA)............................                456,675
         138,150  Wilson Connolly Holdings PLC (UK).................                424,025
                                                                           ----------------
                                                                                  1,294,601
                                                                           ----------------
HOTELS, RESORTS & CRUISE LINES-0.5%
          72,000  De Vere Group PLC (UK)............................                423,564
                                                                           ----------------
HOUSEHOLD PRODUCTS-0.3%
              45  Dr. Ci:Labo Company Limited (JA)..................                228,607
                                                                           ----------------
INDUSTRIAL CONGLOMERATES-0.7%
          10,453  Financiere Marc de Lacharriere SA (FR)............                288,094
         189,400  Palmco Holdings Berhad (MA).......................                296,563
                                                                           ----------------
                                                                                    584,657
                                                                           ----------------
INDUSTRIAL MACHINERY-3.4%
          97,100  ATS Automation Tooling Systems, Inc. (CA)*........                850,375
          60,100  Fuji Machine Manufacturing Company Limited (JA)...                695,724
         492,000  Nachi-Fujikoshi Corporation (JA)..................                905,534
             130  Sodick Plustech Company Limited (JA)..............                313,970
                                                                           ----------------
                                                                                  2,765,603
                                                                           ----------------

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.9%
             144  G-mode Company Limited (JA).......................       $        365,771
             196  Invoice, Inc. (JA)................................                412,975
                                                                           ----------------
                                                                                    778,746
                                                                           ----------------
INTERNET SOFTWARE & SERVICES-2.9%
              22  Access Company Limited (JA)*......................                439,725
          61,025  Easynet Group PLC (UK)*...........................                126,501
         395,675  Emblaze Systems Limited (IS)*.....................                701,899
          66,500  Global Media Online, Inc. (JA)....................                357,768
       4,220,000  Hongkong.com Corporation (CN)*....................                351,752
              35  Index Corporation (JA)............................                203,748
          52,200  Internet Initiative Japan, Inc. Sponsored ADR
                  (JA)*.............................................                227,592
                                                                           ----------------
                                                                                  2,408,985
                                                                           ----------------
INVESTMENT BANKING & BROKERAGE-1.5%
       1,090,000  CIMB Berhad (MA)..................................                872,000
          54,375  Collins Stewart Tullett PLC (UK)..................                376,856
                                                                           ----------------
                                                                                  1,248,856
                                                                           ----------------
IT CONSULTING & OTHER SERVICES-2.0%
       1,229,300  BATM Advanced Communications Limited (IS)*........                410,781
       1,770,000  CSE Global Limited (SG)...........................                482,453
             195  Gigno System Japan, Inc. (JA).....................                394,628
             146  Netmarks, Inc. (JA)...............................                383,011
                                                                           ----------------
                                                                                  1,670,873
                                                                           ----------------
LEISURE FACILITIES-0.5%
         588,775  Euro Disney SCA (FR)*.............................                398,917
                                                                           ----------------
LEISURE PRODUCTS-3.5%
         128,075  Hip Interactive Corporation (CA)*.................                152,695
         429,950  lastminute.com PLC (UK)*..........................              1,248,700
          43,100  Mega Bloks, Inc. 144A (CA)*+......................                666,102
          63,900  Sanrio Company Limited (JA).......................                394,868
          64,000  Takara Company Limited (JA).......................                405,613
                                                                           ----------------
                                                                                  2,867,978
                                                                           ----------------
MARINE-1.1%
          49,290  Hanjin Shipping Company Limited (KR)*.............                405,214
         964,000  Jaya Holdings Limited (SG)........................                205,281
       1,674,300  Thoresen Thai Agencies NVDR Shares (TH)...........                304,672
                                                                           ----------------
                                                                                    915,167
                                                                           ----------------
MOVIES & ENTERTAINMENT-0.8%
         160,675  HIT Entertainment PLC (UK)........................                655,480
                                                                           ----------------

* NON-INCOME PRODUCING.
+ SECURITIES WERE ACQUIRED PURSUANT TO RULE 144A AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
 NVDR - NON-VOTING DEPOSITARY RECEIPT.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

MULTI-LINE INSURANCE-0.9%
         280,250  Hiscox PLC (UK)...................................       $        753,808
                                                                           ----------------
MULTI-UTILITIES & UNREGULATED POWER-1.0%
             121  Japan Wind Development Company Limited (JA)*......                852,517
                                                                           ----------------
OFFICE SERVICES & SUPPLIES-0.2%
           8,800  Glory Limited (JA)................................                194,945
                                                                           ----------------
OIL & GAS EQUIPMENT & SERVICES-2.9%
       1,203,000  Federal International (2000) Limited (SG).........                283,501
         186,475  John Wood Group PLC 144A (UK)+....................                553,886
          35,300  Schoeller-Bleckmann Oilfield Equipment AG (AT)....                356,729
         227,000  Scomi Group Berhad (MA)*..........................                296,303
         201,950  Total Energy Services Limited (CA)*...............                401,284
         388,000  Toyo Kanetsu KK (JA)*.............................                465,309
                                                                           ----------------
                                                                                  2,357,012
                                                                           ----------------
OIL & GAS EXPLORATION & PRODUCTION-0.2%
          43,025  Great Northern Exploration Limited (CA)*..........                126,656
                                                                           ----------------
OIL & GAS REFINING, MARKETING, & TRANSPORTATION-1.7%
          11,175  Exmar NV (BE)*....................................                381,911
          95,000  Golar LNG Limited (UK)*...........................                987,061
                                                                           ----------------
                                                                                  1,368,972
                                                                           ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.5%
          57,625  Comdirect Bank AG (GE)*...........................                436,754
          15,507  Grenkeleasing AG (GE)*............................                297,390
          28,075  Home Capital Group, Inc. (CA).....................                423,563
       2,403,350  National Finance Public Company Limited Foreign
                  Shares (TH)*......................................                863,239
                                                                           ----------------
                                                                                  2,020,946
                                                                           ----------------
PACKAGED FOODS & MEATS-1.7%
          91,950  CoolBrands International, Inc. (CA)*..............                910,162
          15,850  Dongwon F&B Company Limited (KR)..................                457,786
                                                                           ----------------
                                                                                  1,367,948
                                                                           ----------------
PHARMACEUTICALS-0.7%
         516,800  SykePharma PLC (UK)*..............................                592,700
                                                                           ----------------
PHOTOGRAPHIC PRODUCTS-0.7%
          15,700  Nidec Copal Corporation (JA)......................                247,121
          16,100  Studio Alice Company Limited (JA).................                348,615
                                                                           ----------------
                                                                                    595,736
                                                                           ----------------
PUBLISHING-1.0%
         111,400  Bloomsbury Publishing PLC (UK)....................                431,997
          30,375  Schibsted ASA (NW)................................                420,800
                                                                           ----------------
                                                                                    852,797
                                                                           ----------------
REAL ESTATE INVESTMENT TRUSTS-0.5%
              75  Japan Retail Fund Investment Corporation (JA).....                392,255
                                                                           ----------------

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-2.4%
       7,974,000  Ayala Land, Inc. (PH).............................       $        895,201
      21,810,900  Filinvest Land, Inc. (PH)*........................                416,262
         962,300  Glomac Berhad (MA)................................                425,438
         220,575  Marylebone Warwick Balfour Group PLC (UK)*........                222,031
                                                                           ----------------
                                                                                  1,958,932
                                                                           ----------------
REGIONAL BANKS-0.6%
       6,417,500  PT Bank Mandiri 144A (ID)*+.......................                525,068
                                                                           ----------------
RESTAURANTS-0.2%
         619,450  Leon de Bruxelles (FR)*...........................                163,612
                                                                           ----------------
SEMICONDUCTOR EQUIPMENT-0.8%
          88,825  Silicon-On-Insulator Technologies (FR)*...........                528,380
          13,000  Tosei Engineering Corporation (JA)................                123,748
                                                                           ----------------
                                                                                    652,128
                                                                           ----------------
SEMICONDUCTORS-3.8%
         271,425  ARM Holdings PLC (UK)*............................                300,090
         339,575  Dialog Semiconductor PLC (GE)*....................                620,032
          21,800  Disco Corporation (JA)............................                836,960
          50,600  ELMOS Semiconductor AG (GE)*......................                388,739
         123,000  Malaysian Pacific Industries Berhad (MA)..........                466,105
          69,000  New Japan Radio Company Limited (JA)..............                519,475
                                                                           ----------------
                                                                                  3,131,401
                                                                           ----------------
SPECIALIZED FINANCE-0.5%
             100  Banque Nationale de Belgique (BE).................                428,227
                                                                           ----------------
SPECIALTY CHEMICALS-0.5%
         116,000  Chugoku Marine Paints Limited (JA)................                396,086
                                                                           ----------------
SPECIALTY STORES-0.5%
           2,000  Valora Holding AG (SZ)............................                409,007
                                                                           ----------------
STEEL-1.6%
       1,816,000  Angang New Steel Company Limited Class H (CN).....                402,878
       2,666,000  Maanshan Iron and Steel Company Limited (CN) *....                451,279
         326,500  Nippon Yakin Kogyo Company Limited (JA)*..........                497,601
                                                                           ----------------
                                                                                  1,351,758
                                                                           ----------------
SYSTEMS SOFTWARE-0.4%
          44,000  ILOG SA (FR)*.....................................                362,793
                                                                           ----------------
THRIFTS & MORTGAGE FINANCE-0.4%
           8,650  Entenial (FR).....................................                358,596
                                                                           ----------------
TIRES & RUBBER-0.5%
          91,140  Hankook Tire Company Limited (KR).................                449,405
                                                                           ----------------

* NON-INCOME PRODUCING.
+ SECURITIES WERE ACQUIRED PURSUANT TO RULE 144A AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS-0.6%
         417,000  Sumikin Bussan Corporation (JA)*..................       $        472,305
                                                                           ----------------
WATER UTILITIES-0.6%
          93,625  Athens Water Supply and Sewage Company (GR).......                458,018
                                                                           ----------------
WIRELESS TELECOMMUNICATION SERVICES-2.5%
          31,100  Millicom International Cellular SA (LU)*..........                815,131
             200  Okinawa Cellular Telephone Company (JA)...........                597,960
         480,400  Total Access Communication Public Company Limited
                  (TH)*.............................................                638,939
                                                                           ----------------
                                                                                  2,052,030
                                                                           ----------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$76,642,537)..................................................             79,475,485
                                                                           ----------------

RIGHTS AND WARRANTS (FOREIGN)-0.1%
COMMUNICATIONS EQUIPMENT-0.1%
         292,431  Marconi PLC Warrants (UK)*........................                 82,083
                                                                           ----------------
TOTAL RIGHTS AND WARRANTS (FOREIGN)
(COST-$175,517).....................................................                 82,083
                                                                           ----------------

PRINCIPAL                                                                     AMORTIZED
AMOUNT                                                                           COST

-------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-3.6%
OTHER DIVERSIFIED FINANCIAL SERVICES-3.6%
$      3,000,000  Merrill Lynch & Company
                  1.30% 7/1/03......................................       $      3,000,000
                                                                           ----------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$3,000,000).........................................              3,000,000
                                                                           ----------------
TOTAL INVESTMENTS-100.5%
(TOTAL COST-$79,818,054)............................................             82,557,568
OTHER ASSETS AND LIABILITIES-(0.5%).................................               (441,046)
                                                                           ----------------
NET ASSETS-100.0%...................................................       $     82,116,522
                                                                           ================

*  NON-INCOME PRODUCING.

  SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost....................  $    79,818,054
                                                    ---------------
Investment securities, at market..................       82,557,568
Cash..............................................          273,267
Foreign currency (cost $1,653,512)................        1,637,735
Receivables:
  Investment securities sold......................        6,097,890
  Capital shares sold.............................           76,127
  Dividends.......................................          121,042
Other assets......................................           58,992
                                                    ---------------
    Total Assets..................................       90,822,621
                                                    ---------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased.................        8,248,101
  Capital shares redeemed.........................           92,307
  Advisory fees...................................           68,820
  Shareholder servicing fees......................           12,714
  Accounting fees.................................            6,882
  Distribution fees...............................           26,471
  Custodian fees..................................           31,538
  Thailand taxes..................................          111,719
  Other...........................................          107,547
                                                    ---------------
    Total Liabilities.............................        8,706,099
                                                    ---------------
Net Assets........................................  $    82,116,522
                                                    ===============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)...........  $   270,351,933
Undistributed net investment income...............          149,494
Accumulated net realized loss from security
  transactions (net of foreign taxes on Thailand
  investments of $252,282)........................     (191,132,519)
Net unrealized appreciation on investments and
  foreign currency translation....................        2,747,614
                                                    ---------------
    Total.........................................  $    82,116,522
                                                    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (UNAUDITED) (CONTINUED)

Net Assets--Class A...............................  $    10,718,094
Shares Outstanding--Class A.......................        1,074,037
Net Asset Value, Redemption Price Per Share.......  $          9.98
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of
  offering price).................................  $         10.59

Net Assets--Class B...............................  $    13,586,120
Shares Outstanding--Class B.......................        1,400,622
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $          9.70

Net Assets--Class C...............................  $     5,524,669
Shares Outstanding--Class C.......................          570,661
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales
  charge) Per Share...............................  $          9.68

Net Assets--Class F...............................  $    51,895,495
Shares Outstanding--Class F.......................        5,205,841
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $          9.97

Net Assets--Class R...............................  $        45,696
Shares Outstanding--Class R.......................            4,730
Net Asset Value, Offering and Redemption Price Per
  Share...........................................  $          9.66

Net Assets--Class T...............................  $       346,448
Shares Outstanding--Class T.......................           36,003
Net Asset Value, Redemption Price Per Share.......  $          9.62
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of
  offering price).................................  $         10.07

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.......................................  $     1,203,135
  Interest........................................           25,947
  Foreign taxes withheld..........................          (95,260)
                                                    ---------------
    Total Investment Income.......................        1,133,822
                                                    ---------------
EXPENSES:
  Advisory fees--Note 2...........................          382,385
  Shareholder servicing fees--Note 2..............           73,423
  Accounting fees--Note 2.........................           38,239
  Distribution fees--Note 2.......................          127,387
  Transfer agency fees--Note 2....................           98,601
  Registration fees...............................           30,944
  Postage and mailing expenses....................            9,652
  Custodian fees and expenses--Note 2.............          189,230
  Printing expenses...............................           25,099
  Legal and audit fees............................           13,613
  Directors' fees and expenses--Note 2............            9,922
  Other expenses..................................           21,357
                                                    ---------------
    Total Expenses................................        1,019,852
    Earnings Credits..............................           (2,201)
    Reimbursed/Waived Expenses....................          (33,699)
    Expense Offset to Broker Commissions..........           (1,460)
                                                    ---------------
    Net Expenses..................................          982,492
                                                    ---------------
  Net Investment Income...........................          151,330
                                                    ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security transactions (net of foreign taxes on
  Thailand investments of $252,282)...............       10,310,704
  Foreign currency transactions...................          (73,878)
                                                    ---------------
    Net Realized Gain.............................       10,236,826
Net Change in Unrealized Appreciation/Depreciation
of Investments and Foreign Currency Translation...        5,564,266
                                                    ---------------
Net Realized and Unrealized Gain..................       15,801,092
                                                    ---------------
Net Increase in Net Assets Resulting from
Operations........................................  $    15,952,422
                                                    ===============

Purchases of long-term securities.................  $   257,173,777
Proceeds from sales of long-term securities.......  $   268,017,575

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                           SIX MONTHS       YEAR
                                             ENDED         ENDED
                                            6/30/03       12/31/02
                                          ------------  ------------
OPERATIONS
Net Investment Income (Loss)............  $    151,330  $ (1,023,871)
Net Realized Gain (Loss)................    10,236,826   (12,388,968)
Net Change in Unrealized
  Appreciation/Depreciation.............     5,564,266    (2,075,681)
                                          ------------  ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    15,952,422   (15,488,520)
                                          ------------  ------------
CAPITAL SHARE TRANSACTIONS
Net Decrease--Note 4
  Class A...............................      (753,924)   (2,916,773)
  Class B...............................    (1,716,491)   (4,098,985)
  Class C...............................      (789,080)   (2,563,176)
  Class F...............................    (9,059,300)  (17,949,856)
  Class R...............................       (36,271)      (21,426)
  Class T...............................      (104,311)     (148,171)
                                          ------------  ------------
Net Decrease from Capital Share
  Transactions..........................   (12,459,377)  (27,698,387)
                                          ------------  ------------

Net Increase (Decrease) in Net Assets...     3,493,045   (43,186,907)

NET ASSETS
  Beginning of period...................  $ 78,623,477  $121,810,384
                                          ------------  ------------
  End of period.........................  $ 82,116,522  $ 78,623,477
                                          ============  ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                             YEAR ENDED
                                  SIX MONTHS                DECEMBER 31,
                                    ENDED       -------------------------------------
                                JUNE 30, 2003      2002         2001         2000
                                --------------  -----------  -----------  -----------
CLASS A SHARES
Net Asset Value, beginning of
  period......................     $  8.14        $  9.68      $ 14.18      $ 22.93
Income from investment
  operations:
    Net investment loss.......       (0.01)         (0.16)       (0.14)       (0.13)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        1.85          (1.38)       (4.36)       (6.65)
                                   -------        -------      -------      -------
        Total from investment
          operations..........        1.84          (1.54)       (4.50)       (6.78)
Less distributions:
    From net investment
      income..................        0.00           0.00         0.00         0.00
    From net realized gains...        0.00           0.00         0.00        (1.97)
                                   -------        -------      -------      -------
        Total distributions...        0.00           0.00         0.00        (1.97)

Net Asset Value, end of
  period......................     $  9.98        $  8.14      $  9.68      $ 14.18
                                   =======        =======      =======      =======
Total Return/Ratios
    Total return*.............       22.60%        (15.91%)     (31.74%)     (29.61%)
    Net assets, end of period
      (000s)..................     $10,718        $ 9,422      $14,033      $36,353
    Net expenses to average
      net assets#,+...........        2.46%**        2.24%        1.87%        1.59%
    Gross expenses to average
      net assets#,+...........        2.46%**        2.24%        1.88%        1.61%
    Net investment income
      (loss) to average net
      assets+.................        0.49%**       (0.80%)      (0.26%)      (0.80%)
    Portfolio turnover
      rate@...................         583%           495%         704%         535%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived, the net expense ratios would have been 2.55% (2003) and 2.27% (2002). The gross expense ratios would have been 2.55% (2003) and 2.27% (2002). The net investment income (loss) ratios would have been 0.40% (2003) and (0.83%)
     (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                             YEAR ENDED
                                  SIX MONTHS                DECEMBER 31,
                                    ENDED       -------------------------------------
                                JUNE 30, 2003      2002         2001         2000
                                --------------  -----------  -----------  -----------
CLASS B SHARES
Net Asset Value, beginning of
  period......................     $  7.95        $  9.54      $ 14.08      $ 22.93
Income from investment
  operations:
    Net investment loss.......       (0.12)         (0.29)       (0.18)       (0.23)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        1.87          (1.30)       (4.36)       (6.65)
                                   -------        -------      -------      -------
        Total from investment
          operations..........        1.75          (1.59)       (4.54)       (6.88)
Less distributions:
    From net investment
      income..................        0.00           0.00         0.00         0.00
    From net realized gains...        0.00           0.00         0.00        (1.97)
                                   -------        -------      -------      -------
        Total distributions...        0.00           0.00         0.00        (1.97)

Net Asset Value, end of
  period......................     $  9.70        $  7.95      $  9.54      $ 14.08
                                   =======        =======      =======      =======
Total Return/Ratios
    Total return*.............       22.01%        (16.67%)     (32.24%)     (30.05%)
    Net assets, end of period
      (000s)..................     $13,586        $12,810      $19,661      $35,000
    Net expenses to average
      net assets#,+...........        3.31%**        3.09%        2.64%        2.35%
    Gross expenses to average
      net assets#,+...........        3.32%**        3.09%        2.66%        2.38%
    Net investment loss to
      average net assets+.....       (0.36%)**      (1.64%)      (1.06%)      (1.50%)
    Portfolio turnover
      rate@...................         583%           495%         704%         535%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived, the net expense ratios would have been 3.40% (2003) and 3.12% (2002). The gross expense ratios would have been 3.41% (2003) and 3.12% (2002). The net investment loss ratios would have been (0.45%) (2003) and (1.67%) (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS C SHARES
Net Asset Value, beginning of
  period......................      $ 7.93       $  9.52     $ 14.06      $ 22.93
Income from investment
  operations:
    Net investment loss.......       (0.14)        (0.35)      (0.22)       (0.21)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        1.89         (1.24)      (4.32)       (6.69)
                                    ------       -------     -------      -------
        Total from investment
          operations..........        1.75         (1.59)      (4.54)       (6.90)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00         0.00
    From net realized gains...        0.00          0.00        0.00        (1.97)
                                    ------       -------     -------      -------
        Total distributions...        0.00          0.00        0.00        (1.97)

Net Asset Value, end of
  period......................      $ 9.68       $  7.93     $  9.52      $ 14.06
                                    ======       =======     =======      =======
Total Return/Ratios
    Total return*.............       22.07%       (16.70%)    (32.29%)     (30.13%)
    Net assets, end of period
      (000s)..................      $5,525       $ 5,268     $ 8,928      $17,925
    Net expenses to average
      net assets#,+...........        3.26%**       3.05%       2.65%        2.35%
    Gross expenses to average
      net assets#,+...........        3.26%**       3.06%       2.67%        2.38%
    Net investment loss to
      average net assets+.....       (0.31%)**     (1.58%)     (1.08%)      (1.50%)
    Portfolio turnover
      rate@...................         583%          495%        704%         535%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived, the net expense ratios would have been 3.35% (2003) and 3.07% (2002). The gross expense ratios would have been 3.35% (2003) and 3.08% (2002). The net investment loss ratios would have been (0.40%) (2003) and (1.60%) (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                           SIX MONTHS
                             ENDED                       YEAR ENDED DECEMBER 31,
                            JUNE 30,   -----------------------------------------------------------
                              2003        2002        2001        2000        1999        1998
                           ----------  ----------  ----------  ----------  ----------  -----------
CLASS F SHARES
Net Asset Value,
  beginning of period....   $  8.13     $  9.67     $ 14.17     $  22.93    $  14.93    $  13.64
Income from investment
  operations:
    Net investment
      loss...............     (0.12)      (0.23)      (0.22)       (0.19)      (0.11)       0.00
    Net gains (losses) on
      securities (both
      realized and
      unrealized)........      1.96       (1.31)      (4.28)       (6.60)      12.94        1.68
                            -------     -------     -------     --------    --------    --------
        Total from
          investment
          operations.....      1.84       (1.54)      (4.50)       (6.79)      12.83        1.68
Less distributions:
    From net investment
      income.............      0.00        0.00        0.00         0.00        0.00       (0.01)
    From net realized
      gains..............      0.00        0.00        0.00        (1.97)      (4.83)      (0.38)
                            -------     -------     -------     --------    --------    --------
        Total
         distributions...      0.00        0.00        0.00        (1.97)      (4.83)      (0.39)

Net Asset Value, end of
  period.................   $  9.97     $  8.13     $  9.67     $  14.17    $  22.93    $  14.93
                            =======     =======     =======     ========    ========    ========
Total Return/Ratios
    Total return.........     22.63%     (15.93%)    (31.76%)     (29.65%)     87.44%      12.50%
    Net assets, end of
      period (000s)......   $51,895     $50,742     $78,574     $182,036    $261,437    $124,572
    Net expenses to
      average net
      assets#,+..........      2.33%**     2.18%       1.90%        1.59%       1.63%       1.52%
    Gross expenses to
      average net
      assets#,+..........      2.33%**     2.18%       1.92%        1.61%       1.64%       1.54%
    Net investment income
      (loss) to average
      net assets+........      0.64%**    (0.74%)     (0.30%)      (0.88%)     (0.91%)      0.09%
    Portfolio turnover
      rate@..............       583%        495%        704%         535%        330%         34%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived, the net expense ratios would have been 2.42% (2003) and 2.21% (2002). The gross expense ratios would have been 2.42% (2003) and 2.21% (2002). The net investment income (loss) ratios would have been 0.55% (2003) and (0.77%)
     (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS R SHARES
Net Asset Value, beginning of
  period......................      $ 7.87       $  9.56     $ 14.22      $ 22.93
Income from investment
  operations:
    Net investment income
      (loss)..................        0.08         (0.81)      (0.17)       (0.09)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        1.71         (0.88)      (4.49)       (6.65)
                                    ------       -------     -------      -------
        Total from investment
          operations..........        1.79         (1.69)      (4.66)       (6.74)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00         0.00
    From net realized gains...        0.00          0.00        0.00        (1.97)
                                    ------       -------     -------      -------
        Total distributions...        0.00          0.00        0.00        (1.97)

Net Asset Value, end of
  period......................      $ 9.66       $  7.87     $  9.56      $ 14.22
                                    ======       =======     =======      =======
Total Return/Ratios
    Total return..............       22.74%       (17.68%)    (32.77%)     (29.44%)
    Net assets, end of period
      (000s)..................      $   46       $    37     $    76      $   241
    Net expenses to average
      net assets#,+...........        2.38%**       3.91%       1.84%        1.31%
    Gross expenses to average
      net assets#,+...........        2.39%**       3.94%       1.86%        1.33%
    Net investment income
      (loss) to average net
      assets+.................        0.88%**      (2.20%)     (0.08%)      (0.55%)
    Portfolio turnover
      rate@...................         583%          495%        704%         535%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian or reimbursed by the management company for the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Had these fees not been waived or reimbursed, the net expense ratios would have been 2.48% (2003), 4.62% (2002), and 2.76%
     (2001). The gross expense ratios would have been 2.49% (2003), 4.65%
     (2002), and 2.78% (2001). The net investment income (loss) ratios would have been 0.78% (2003), (2.91%) (2002), and (1.00%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                            YEAR ENDED
                                  SIX MONTHS               DECEMBER 31,
                                    ENDED       -----------------------------------
                                JUNE 30, 2003      2002        2001        2000
                                --------------  ----------  ----------  -----------
CLASS T SHARES
Net Asset Value, beginning of
  period......................      $ 7.87       $  9.50     $ 14.14      $ 22.93
Income from investment
  operations:
    Net investment loss.......       (0.17)        (0.45)      (0.22)       (0.16)
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............        1.92         (1.18)      (4.42)       (6.66)
                                    ------       -------     -------      -------
        Total from investment
          operations..........        1.75         (1.63)      (4.64)       (6.82)
Less distributions:
    From net investment
      income..................        0.00          0.00        0.00         0.00
    From net realized gains...        0.00          0.00        0.00        (1.97)
                                    ------       -------     -------      -------
        Total distributions...        0.00          0.00        0.00        (1.97)

Net Asset Value, end of
  period......................      $ 9.62       $  7.87     $  9.50      $ 14.14
                                    ======       =======     =======      =======
Total Return/Ratios
    Total return*.............       22.24%       (17.16%)    (32.82%)     (29.79%)
    Net assets, end of period
      (000s)..................      $  346       $   345     $   538      $   869
    Net expenses to average
      net assets#,+...........        3.12%**       4.03%       3.14%        1.84%
    Gross expenses to average
      net assets#,+...........        3.13%**       4.03%       3.16%        1.87%
    Net investment income
      (loss) to average net
      assets+.................        0.07%**      (2.69%)     (1.60%)      (1.00%)
    Portfolio turnover
      rate@...................         583%          495%        704%         535%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived, the net expense ratios would have been 3.21% (2003) and 4.05% (2002). The gross expense ratios would have been 3.22% (2003) and 4.05% (2002). The net investment loss ratios would have been (0.02%) (2003) and (2.71%) (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Passport Fund (the "Fund"). The Fund offers Class A,
Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITY VALUATIONS--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2003 for settling foreign trades is listed on the Statement of Assets and Liabilities.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal

Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $12,278 and $26,862, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $5,644 and $9,893, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                              TRANSFER AGENCY
                                                                 FEES PAID
                                                              ---------------
Class A.....................................................      $17,372
Class B.....................................................      $29,342
Class C.....................................................      $10,739
Class R.....................................................      $   270
Class T.....................................................      $ 1,442

 DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $61,200 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                                              DISTRIBUTION  SHAREHOLDER SERVICING
                                                               FEES PAID          FEES PAID
                                                              ------------  ---------------------
Class A.....................................................        N/A            $11,918
Class B.....................................................    $46,453            $15,484
Class C.....................................................    $19,281            $ 6,428
Class T.....................................................    $   453            $   453

  During the six months ended June 30, 2003, DSC retained $4,828 and $37 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $79,895 and $493 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.
  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million, and 0.02% of the

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $33,699. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.
  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2008 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses..................................  $199,680,397
Post-October Capital Loss Deferral..........................  $1,210,495
Post-October Currency Loss Deferral.........................  $    1,893
Federal Tax Cost............................................  $79,957,211
Gross Tax Appreciation of Investments.......................  $5,384,679
Gross Tax Depreciation of Investments.......................  $(2,784,322)
Net Tax Appreciation........................................  $2,600,357

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 400 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                                          SIX MONTHS                           YEAR
                                                                            ENDED                              ENDED
                                                                           6/30/03                           12/31/02
                                                              ----------------------------------  -------------------------------
                                                                  SHARES            AMOUNT             SHARES          AMOUNT
                                                              ---------------  -----------------  ----------------  -------------
CLASS A
      Sold..................................................        1,470,573  $      12,236,435         5,383,012  $  50,430,851
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................       (1,554,686) $     (12,990,359)       (5,673,919) $ (53,347,624)
      NET DECREASE..........................................          (84,113) $        (753,924)         (290,907) $  (2,916,773)
CLASS B
      Sold..................................................           15,750  $         135,748            41,666  $     391,779
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................         (227,218) $      (1,852,239)         (489,773) $  (4,490,764)
      NET DECREASE..........................................         (211,468) $      (1,716,491)         (448,107) $  (4,098,985)

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

                                                                          SIX MONTHS                           YEAR
                                                                            ENDED                              ENDED
                                                                           6/30/03                           12/31/02
                                                              ----------------------------------  -------------------------------
                                                                  SHARES            AMOUNT             SHARES          AMOUNT
                                                              ---------------  -----------------  ----------------  -------------
CLASS C
      Sold..................................................          750,180  $       5,971,628           481,390  $   4,684,798
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................         (843,855) $      (6,760,708)         (754,486) $  (7,247,974)
      NET DECREASE..........................................          (93,675) $        (789,080)         (273,096) $  (2,563,176)
CLASS F
      Sold..................................................        2,341,034  $      19,863,862         9,855,244  $  92,121,343
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................       (3,379,560) $     (28,923,162)      (11,734,716) $(110,071,199)
      NET DECREASE..........................................       (1,038,526) $      (9,059,300)       (1,879,472) $ (17,949,856)
CLASS R
      Sold..................................................           40,754  $         335,000           315,313  $   3,139,336
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................          (40,754) $        (371,271)         (318,502) $  (3,160,762)
      NET DECREASE..........................................                0  $         (36,271)           (3,189) $     (21,426)
CLASS T
      Sold..................................................          149,855  $       1,164,172           371,045  $   3,559,032
      Dividends or Distributions Reinvested.................                0  $               0                 0  $           0
      Redeemed..............................................         (157,674) $      (1,268,483)         (383,873) $  (3,707,203)
      NET DECREASE..........................................           (7,819) $        (104,311)          (12,828) $    (148,171)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings is subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                      This page intentionally left blank.

                        FOR MORE INFORMATION

                                        DREYFUS FOUNDERS
                                        PASSPORT FUND
                                        200 Park Avenue
                                        New York, NY  10166

                                        MANAGER

                                        Founders Asset Management LLC
                                        2930 East Third Avenue
                                        Denver, CO 80206

                                        TRANSFER AGENT &
                                        DIVIDEND DISBURSING AGENT
To obtain information:
---------------------------------       Dreyfus Transfer, Inc.
BY TELEPHONE                    |       200 Park Avenue
Call your financial             |       New York, NY  10166
representative or               |
1-800-554-4611                  |
                                |       DISTRIBUTOR
BY MAIL  Write to:              |
Dreyfus Founders Funds          |       Dreyfus Service Corporation
144 Glenn Curtiss Boulevard     |       200 Park Avenue
Uniondale, NY  11556-0144       |       New York, NY 10166


Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2003 Dreyfus Service Corporation                                    281SA0603

DREYFUS FOUNDERS
WORLDWIDE
GROWTH FUND


SEMIANNUAL REPORT       JUNE 30, 2003


[GRAPHIC]


                                                 YOU, YOUR ADVISOR AND
                                                 [DREYFUS LOGO]
                                                 A MELLON FINANCIAL COMPANY(sm)

TABLE OF CONTENTS

Management Overview                     3
Statement of Investments               10
Statement of Assets and Liabilities    19
Statement of Operations                21
Statements of Changes in Net Assets    22
Financial Highlights                   23
Notes to Financial Statements          29


The views expressed herein are current to the date of this report. The views and the composition of the Fund's portfolio are subject to change at any time based on market and other conditions. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2003. The amounts of these holdings are included in the Statement of Investments.

           - NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE]
[PHOTO OF JOHN B. JARES]
[PHOTO OF DANIEL B. LEVAN]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, JOHN B. JARES, CFA, AND DANIEL B. LEVAN, CFA

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK IN THE SIX MONTHS ENDED JUNE 30?

It has been an interesting time period for world equity markets. After three years of negative returns, stocks have again begun to post positive numbers. On a Fund level, the Dreyfus Founders Worldwide Growth Fund gained ground during the period and posted a return(1) that was competitive with its benchmark, the Morgan Stanley Capital International (MSCI) World Index which gained 11.12%.

WHAT BROAD MARKET FACTORS MOST IMPACTED THE FUND'S PERFORMANCE DURING THE
PERIOD?

The market experienced two distinct environments during the half, which separated neatly into calendar quarters. The first quarter experienced continued downshifting as geopolitical uncertainty in the Middle East and

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

[SIDENOTE]

"THE FUND'S PERFORMANCE WAS DRIVEN PRIMARILY BY STRONG STOCK SELECTION IN THE HEALTHCARE AND CONSUMER DISCRETIONARY SECTORS."

PERFORMANCE HIGHLIGHTS

- The impressive mid-period rally continued to boost the market through the end of the June reporting period.

- Technology and telecommunications sectors performed well for both the market and the Fund.

- Changes made to the Fund upon its management shift showed positive results.

- Our strategy in the midst of economic and market changes remains constant as we dedicate ourselves to seeking the best growth companies through our bottom-up fundamentals-based research approach.

health concerns over the onset of Severe Acute Respiratory Syndrome (SARS) in Asia depressed equity prices. Both factors weighed heavily upon already stressed domestic and foreign equity markets. However, by the opening of the second quarter, expectations for an economic recovery and improving investor confidence helped advance performance, more than offsetting the declines experienced in the first quarter. The market remained, at the end of the period, on solid ground, posting substantial year-to-date returns.

MR. BROWNE AND MR. LEVAN, WHAT CHANGES WERE MADE TO THE INTERNATIONAL PORTION OF THE FUND AFTER YOU BECAME CO-PORTFOLIO MANAGERS IN MARCH?

The international portion of the Fund was revamped upon our move into its management position. While we were familiar with many of the international names held in the Fund, we kept select names, but repositioned the international portion of the Fund to reflect our focus on companies with increasing business momentum and strong underlying growth relative to their valuation. We did increase the number of names in the portfolio, while reducing our weighted average price-to-earnings ratio and increasing our exposure to earnings growth.

WHAT FACTORS POSITIVELY CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD?

Fund performance was primarily driven by strong stock selection in the healthcare and consumer discretionary sectors. In addition, good stock selection in the United States, Greece, the United Kingdom and Italy boosted the Fund's relative performance.

     One of the Fund's stronger healthcare holdings, Canadian-based pharmaceutical company BIOVAIL CORPORATION, was up 78% for the first half of the year, and contributed significantly to the Fund's overall performance. Biovail's strong performance was due in part to positive news the company released concerning several drugs in their pipeline.

LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

1.  Estee Lauder Companies, Inc. (United States; EL)      2.79%
2.  General Electric Company (United States; GE)          2.46%
3.  Best Buy Company, Inc. (United States; BBY)           2.08%
4.  Pfizer, Inc. (United States; PFE)                     2.06%
5.  Royal Caribbean Cruises Limited (United States; RCL)  1.87%
6.  MBNA Corporation (United States; KRB)                 1.79%
7.  Smith International, Inc. (United States; SII)        1.51%
8.  Tiffany & Company (United States; TIF)                1.43%
9.  Wal-Mart Stores, Inc. (United States; WMT)            1.31%
10. Vodafone Group PLC (United Kingdom; VOD)              1.30%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

     Another global leader that was a major positive contributor to the Fund was German software company SAP AG. A multinational company with a leading position in the enterprise software business, SAP reported strong first quarter numbers in the beginning of April. This increase in

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Worldwide Growth Fund on 6/30/93 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. These figures do not reflect the maximum sales charges applicable to Class A, B, C, or T shares of the Fund. For these share classes, applying these charges will result in lower returns for investors.

     The Morgan Stanley Capital International (MSCI) World Index is an arithmetical average of the performance of selected securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand, and the Far East. Total return figures for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

performance was attributable to its license business exceeding expectations, as well as positive growth in U.S. markets. The company was also able to reduce costs significantly, which helped expand its operating margins.

     In the Fund's domestic holdings, we saw excellent returns in the consumer-related sectors. Holdings such as BEST BUY COMPANY, INC., the leading retailer of consumer electronics, and ESTEE LAUDER COMPANIES, INC.,

           AVERAGE ANNUAL AND YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03

                                 YEAR-TO-     1        5         10      SINCE
                                  DATE+     YEAR     YEARS      YEARS   INCEPTION
CLASS A SHARES (12/31/99)
  With sales charge (5.75%)        6.00%  (10.09%)      --        --    (21.06%)
  Without sales charge            12.50%   (4.59%)      --        --    (19.71%)

CLASS B SHARES (12/31/99)
  With redemption*                 8.07%   (9.09%)      --        --    (20.85%)
  Without redemption              12.07%   (5.31%)      --        --    (20.30%)

CLASS C SHARES (12/31/99)
  With redemption**               11.19%   (6.15%)      --        --    (20.72%)
  Without redemption              12.19%   (5.20%)      --        --    (20.72%)

CLASS F SHARES (12/31/89)         12.61%   (4.58%)   (7.99%)    3.56%     5.80%

CLASS R SHARES (12/31/99)         12.80%   (4.03%)      --        --    (19.31%)

CLASS T SHARES (12/31/99)
  With sales charge (4.50%)        6.78%  (11.18%)      --        --    (22.06%)
  Without sales charge            11.79%   (6.96%)      --        --    (21.03%)

Due to market volatility, current performance may differ from the figures shown. Please call us or visit www.founders.com for the most recent returns.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limits for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

     *The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.

     **The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

     +Total return is not annualized.

the manufacturer and distributor of cosmetics and fragrances, benefited from an increase in consumer spending during the period and posted strong gains. Another standout performer that benefited from this spending trend was credit-card issuer, MBNA CORPORATION.

WHAT WERE THE LARGEST HINDRANCES TO THE FUND'S PERFORMANCE?

Disappointments in a few major holdings and weak stock selection in France, Japan and Switzerland hampered Fund performance. For example, some of our positions in the information technology and financials sectors, including India's Satyam Computer Services Limited and Britain's Amvescap PLC, were detrimental to the Fund. Both of these international holdings were sold once our combined tenure began.

[CHART]

PORTFOLIO COMPOSITION

53.51%  United States
10.57%  United Kingdom
 8.33%  Japan
 3.14%  Germany
 2.99%  France
 2.72%  Canada
 2.71%  Switzerland
 1.70%  Spain
 2.83%  Cash & Equivalents
11.50%  Other Countries

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

     On the domestic front, JOHNSON & JOHNSON was a notable underperformer during the period as the company grappled with competition in some of its larger, more profitable products. Soft drink bottler Coca-Cola Enterprises, Inc. also posted poor results, which put an additional drag on the Fund's performance.

As we move into the second half of 2003, our strategy remains consistent. We will continue to rely on our bottom-up research process to seek companies throughout the world that we believe are capable of posting strong future revenue and earnings growth at valuations that make sense.

/s/ Remi J. Browne

Remi J. Browne, CFA
Co-Portfolio Manager

/s/ John B. Jares

John B. Jares, CFA
Co-Portfolio Manager

/s/ Daniel B. LeVan

Daniel B. LeVan, CFA
Co-Portfolio Manager

   STATEMENT OF INVESTMENTS
    June 30, 2003 (UNAUDITED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

COMMON STOCKS (DOMESTIC)-53.5%
AIRLINES-2.0%
          23,050  Delta Air Lines, Inc..............................       $        338,374
          39,300  Northwest Airlines Corporation Class A*...........                443,697
          48,875  Southwest Airlines Company........................                840,650
                                                                           ----------------
                                                                                  1,622,721
                                                                           ----------------
APPLICATION SOFTWARE-0.4%
          17,875  PeopleSoft, Inc.*.................................                314,421
                                                                           ----------------
ASSET MANAGEMENT & CUSTODY BANKS-1.5%
           8,325  Bank of New York Company, Inc.....................                239,344
          58,200  Janus Capital Group, Inc..........................                954,480
                                                                           ----------------
                                                                                  1,193,824
                                                                           ----------------
BIOTECHNOLOGY-0.7%
          10,125  Gilead Sciences, Inc.*............................                562,748
                                                                           ----------------
BROADCASTING & CABLE TV-2.3%
          10,000  Clear Channel Communications, Inc.*...............                423,900
          35,075  Comcast Corporation Special Class A*..............              1,011,212
          13,875  Cox Communications, Inc.*.........................                442,613
                                                                           ----------------
                                                                                  1,877,725
                                                                           ----------------
COMMUNICATIONS EQUIPMENT-0.7%
          35,375  Cisco Systems, Inc.*..............................                590,409
                                                                           ----------------
COMPUTER & ELECTRONICS RETAIL-2.1%
          38,237  Best Buy Company, Inc.*...........................              1,679,369
                                                                           ----------------
COMPUTER HARDWARE-1.2%
          11,525  International Business Machines Corporation.......                950,813
                                                                           ----------------
CONSUMER FINANCE-1.8%
          69,525  MBNA Corporation..................................              1,448,901
                                                                           ----------------

 GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
 The following abbreviations are used throughout the Statement of Investments to indicate the country of origin of non-U.S. holdings:

    AU  Australia
    AT  Austria
    BA  Barbados
    BD  Bermuda
    BE  Belgium
    CA  Canada
    CN  China
    DE  Denmark
    FI  Finland
    FR  France
    GE  Germany
    GR  Greece
    HK  Hong Kong
    ID  Indonesia
    IE  Ireland
    IS  Israel
    IT  Italy
    JA  Japan
    KR  South Korea
    LU  Luxembourg
    MA  Malaysia
    NE  Netherlands
    NW  Norway
    PH  Philippines
    PU  Puerto Rico
    SG  Singapore
    SP  Spain
    SW  Sweden
    SZ  Switzerland
    TH  Thailand
    UK  United Kingdom
    VI  Virgin Islands

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES-2.2%
          17,750  First Data Corporation............................       $        735,560
          29,000  Fiserv, Inc.*.....................................              1,032,690
                                                                           ----------------
                                                                                  1,768,250
                                                                           ----------------
DIVERSIFIED BANKS-2.2%
          12,500  Bank of America Corporation.......................                987,875
          15,125  Wells Fargo & Company.............................                762,300
                                                                           ----------------
                                                                                  1,750,175
                                                                           ----------------
FOOD RETAIL-1.1%
          41,550  Safeway, Inc.*....................................                850,113
                                                                           ----------------
GAS UTILITIES-1.1%
          16,325  Kinder Morgan, Inc................................                892,161
                                                                           ----------------
HEALTHCARE EQUIPMENT-1.3%
          16,500  Boston Scientific Corporation*....................              1,008,150
                                                                           ----------------
HEALTHCARE SERVICES-0.7%
          22,900  Caremark Rx, Inc.*................................                588,072
                                                                           ----------------
HOME IMPROVEMENT RETAIL-1.2%
          28,300  Home Depot, Inc...................................                937,296
                                                                           ----------------
HOUSEHOLD PRODUCTS-0.9%
          13,000  Colgate-Palmolive Company.........................                753,350
                                                                           ----------------
HYPERMARKETS & SUPER CENTERS-1.3%
          19,750  Wal-Mart Stores, Inc..............................              1,059,983
                                                                           ----------------
INDUSTRIAL CONGLOMERATES-2.7%
          69,325  General Electric Company..........................              1,988,241
           4,650  Ingersoll-Rand Company Class A....................                220,038
                                                                           ----------------
                                                                                  2,208,279
                                                                           ----------------
INDUSTRIAL GASES-0.6%
           8,000  Praxair, Inc......................................                480,800
                                                                           ----------------
INDUSTRIAL MACHINERY-0.7%
           8,825  Illinois Tool Works, Inc..........................                581,126
                                                                           ----------------
INVESTMENT BANKING & BROKERAGE-0.6%
           6,125  Goldman Sachs Group, Inc..........................                512,969
                                                                           ----------------
LEISURE FACILITIES-1.9%
          65,100  Royal Caribbean Cruises Limited...................              1,507,716
                                                                           ----------------
MOVIES & ENTERTAINMENT-0.3%
           6,325  Viacom, Inc. Class B*.............................                276,150
                                                                           ----------------
OIL & GAS DRILLING-0.2%
           7,900  GlobalSantaFe Corporation.........................                184,386
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.5%
          33,275  Smith International, Inc.*........................       $      1,222,524
                                                                           ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.1%
          21,583  Citigroup, Inc....................................                923,752
                                                                           ----------------
PERSONAL PRODUCTS-2.8%
          67,175  Estee Lauder Companies, Inc. Class A..............              2,252,378
                                                                           ----------------
PHARMACEUTICALS-3.5%
           4,775  Forest Laboratories, Inc.*........................                261,431
          16,475  Johnson & Johnson.................................                851,758
          48,612  Pfizer, Inc.......................................              1,660,100
                                                                           ----------------
                                                                                  2,773,289
                                                                           ----------------
RAILROADS-0.5%
           7,025  Union Pacific Corporation.........................                407,591
                                                                           ----------------
SEMICONDUCTOR EQUIPMENT-1.2%
          11,300  KLA-Tencor Corporation*...........................                525,337
          12,525  Novellus Systems, Inc.*...........................                458,678
                                                                           ----------------
                                                                                    984,015
                                                                           ----------------
SEMICONDUCTORS-3.1%
          13,375  Altera Corporation*...............................                219,350
          32,050  Intel Corporation.................................                666,127
          30,350  Linear Technology Corporation.....................                977,574
          11,575  Maxim Integrated Products, Inc.*..................                395,749
           9,450  Xilinx, Inc.*.....................................                239,180
                                                                           ----------------
                                                                                  2,497,980
                                                                           ----------------
SOFT DRINKS-1.0%
          17,275  Coca-Cola Company.................................                801,733
                                                                           ----------------
SPECIALTY STORES-1.4%
          35,225  Tiffany & Company.................................              1,151,153
                                                                           ----------------
SYSTEMS SOFTWARE-5.7%
          28,875  Adobe Systems, Inc................................                926,021
          57,975  BMC Software, Inc.*...............................                946,732
          34,400  Microsoft Corporation.............................                880,984
          84,600  Oracle Corporation*...............................              1,016,892
          28,125  VERITAS Software Corporation*.....................                806,344
                                                                           ----------------
                                                                                  4,576,973
                                                                           ----------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST- $37,359,358).................................................             43,191,295
                                                                           ----------------


-------------------------------------------------------------------------------------------
SHARES                                                                       MARKET VALUE

COMMON STOCKS (FOREIGN)-43.7%
APPLICATION SOFTWARE-1.2%
           7,800  Cognos, Inc. (CA)*................................       $        209,351
           6,600  SAP AG (GE).......................................                773,082
                                                                           ----------------
                                                                                    982,433
                                                                           ----------------
AUTO PARTS & EQUIPMENT-0.5%
           8,400  Canadian Tire Corporation Limited Class A (CA)....                200,913
          11,000  Nok Corporation (JA)..............................                182,669
                                                                           ----------------
                                                                                    383,582
                                                                           ----------------
AUTOMOBILE MANUFACTURERS-1.0%
          51,600  Nissan Motor Company Limited (JA).................                493,332
           7,100  PSA Peugeot Citroen (FR)..........................                344,890
                                                                           ----------------
                                                                                    838,222
                                                                           ----------------
BIOTECHNOLOGY-0.2%
           2,900  Actelion Limited (SZ)*............................                193,119
                                                                           ----------------
BREWERS-0.7%
          30,000  Fraser & Neave Limited (SG).......................                146,508
          20,000  Kirin Brewery Company Limited (JA)................                140,579
          65,100  Lion Nathan Limited (AU)..........................                234,012
                                                                           ----------------
                                                                                    521,099
                                                                           ----------------
BROADCASTING & CABLE TV-0.2%
          57,500  Seven Network Limited (AU)........................                183,170
                                                                           ----------------
COMMERCIAL PRINTING-0.3%
          19,000  Dai Nippon Printing Company Limited (JA)..........                200,958
                                                                           ----------------
COMMUNICATIONS EQUIPMENT-0.6%
          16,300  Nokia Oyj (FI)....................................                268,422
          82,100  Nortel Networks Corporation (CA)*.................                219,932
                                                                           ----------------
                                                                                    488,354
                                                                           ----------------
COMPUTER STORAGE & PERIPHERALS-0.4%
           9,100  Logitech International SA (SZ)*...................                341,292
                                                                           ----------------
CONSTRUCTION & ENGINEERING-0.5%
           8,600  ACS, Actividades de Construccion y Servicios SA
                  (SP)..............................................                366,893
                                                                           ----------------
CONSTRUCTION MATERIALS-0.2%
          50,500  Boral Limited (AU)*...............................                171,370
                                                                           ----------------
CONSUMER ELECTRONICS-0.7%
           7,700  Pioneer Corporation (JA)..........................                173,142
          30,000  Sharp Corporation (JA)............................                385,009
                                                                           ----------------
                                                                                    558,151
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

CONSUMER FINANCE-0.2%
          37,200  Bradford & Bingley PLC (UK).......................       $        192,906
                                                                           ----------------
DIVERSIFIED BANKS-7.0%
          10,700  ABN AMRO Holding NV (NE)..........................                204,588
          14,100  Alliance & Leicester PLC (UK).....................                193,119
          38,000  Alpha Bank AE (GR)................................                662,425
          42,400  Anglo Irish Bank Corporation PLC (IE).............                374,920
          90,302  Banca Intesa SPA (IT).............................                288,805
          51,071  Barclays PLC (UK).................................                379,240
          10,589  BNP Paribas SA (FR)...............................                538,084
          52,500  HBOS PLC (UK).....................................                679,641
           7,600  Jyske Bank SA (DE)*...............................                306,579
              69  Mitsubishi Tokyo Financial Group, Inc. (JA).......                312,030
          25,088  Royal Bank of Scotland Group PLC (UK).............                703,789
          17,400  Skandinaviska Enskilda Banken (SW)................                177,154
           2,800  Societe Generale (FR).............................                177,492
          50,632  Standard Chartered PLC (UK).......................                614,937
                                                                           ----------------
                                                                                  5,612,803
                                                                           ----------------
DIVERSIFIED CAPITAL MARKETS-0.3%
           3,744  UBS AG (SZ).......................................                208,276
                                                                           ----------------
DIVERSIFIED CHEMICALS-0.4%
           6,600  BASF AG (GE)......................................                280,811
                                                                           ----------------
DIVERSIFIED METALS & MINING-0.2%
          33,800  BHP Billiton PLC (UK).............................                177,924
                                                                           ----------------
ELECTRIC UTILITIES-1.0%
           6,900  E.ON AG (GE)......................................                353,795
          15,973  Endesa SA (SP)....................................                267,440
           4,700  Fortis, Inc. (CA).................................                204,077
                                                                           ----------------
                                                                                    825,312
                                                                           ----------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.3%
          29,000  Sumitomo Electric Industries Limited (JA).........                211,809
                                                                           ----------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.4%
           1,700  Keyence Corporation (JA)..........................                311,472
                                                                           ----------------
FOOD RETAIL-0.5%
           6,900  Delhaize Group (BE)...............................                209,979
          16,100  Metro, Inc. (CA)..................................                232,827
                                                                           ----------------
                                                                                    442,806
                                                                           ----------------
HEALTHCARE DISTRIBUTORS-0.2%
           8,100  Suzuken Company Limited (JA)......................                192,255
                                                                           ----------------
HEALTHCARE EQUIPMENT-0.3%
           8,200  Getinge AB Class B (SW)...........................                217,679
                                                                           ----------------
HOME FURNISHINGS-0.3%
           6,300  Hunter Douglas NV (NE)............................                209,807
                                                                           ----------------


-------------------------------------------------------------------------------------------
SHARES                                                                       MARKET VALUE

HOMEBUILDING-0.2%
          26,600  Barratt Developments PLC (UK).....................       $        189,624
                                                                           ----------------
HOUSEHOLD PRODUCTS-0.5%
          21,350  Reckitt Benckiser PLC (UK)........................                391,769
                                                                           ----------------
HOUSEWARES & SPECIALTIES-0.4%
           7,600  Citizen Electronics Company Limited (JA)..........                331,659
                                                                           ----------------
HYPERMARKETS & SUPER CENTERS-0.3%
           6,800  Metro AG (GE).....................................                216,385
                                                                           ----------------
INDUSTRIAL CONGLOMERATES-0.8%
          17,200  DCC PLC (IE)......................................                231,098
          39,000  Hutchison Whampoa Limited (HK)....................                237,558
          71,700  Keppel Corporation Limited (SG)...................                199,506
                                                                           ----------------
                                                                                    668,162
                                                                           ----------------
INDUSTRIAL MACHINERY-0.3%
           7,400  Saurer AG (SZ)*...................................                202,141
                                                                           ----------------
INTEGRATED OIL & GAS-2.0%
          94,942  BP PLC (UK).......................................                658,406
           1,300  OMV AG (AT).......................................                156,185
          22,000  Repsol YPF SA (SP)................................                356,729
          51,300  Shell Transport & Trading Company PLC (UK)........                338,614
             601  Total SA (FR).....................................                 90,826
                                                                           ----------------
                                                                                  1,600,760
                                                                           ----------------
INTEGRATED TELECOMMUNICATION SERVICES-2.7%
         116,000  BT Group PLC (UK).................................                390,017
          14,100  Deutsche Telekom AG (GE)*.........................                214,706
          35,700  Koninklijke NV (NE)*..............................                252,950
           9,500  NetCom AB Class B (SW)*...........................                353,065
              75  Nippon Telegraph & Telephone Corporation (JA).....                294,191
          11,000  TDC AS Class B (DE)...............................                328,975
          83,000  TeliaSonera AB (SW)...............................                344,239
                                                                           ----------------
                                                                                  2,178,143
                                                                           ----------------
IT CONSULTING & OTHER SERVICES-1.6%
          46,400  Accenture Limited Class A ADR (BD)*...............                839,376
          12,300  Cap Gemini SA (FR)................................                436,743
                                                                           ----------------
                                                                                  1,276,119
                                                                           ----------------
LEISURE PRODUCTS-0.5%
          10,600  Bandai Company Limited (JA).......................                404,314
                                                                           ----------------
OFFICE ELECTRONICS-0.7%
          13,000  Canon, Inc. (JA)..................................                596,544
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

SHARES                                                                       MARKET VALUE

-------------------------------------------------------------------------------------------

OIL & GAS DRILLING-0.4%
          46,300  Saipem SPA (IT)...................................       $        346,665
           4,825  Nabors Industries Limited (BA)*...................                190,829
                                                                           ----------------
                                                                                    537,494
                                                                           ----------------
OIL & GAS EQUIPMENT & SERVICES-0.3%
          11,400  ProSafe ASA (NW)*.................................                206,888
                                                                           ----------------
OIL & GAS EXPLORATION & PRODUCTION-0.7%
          40,200  Cairn Energy PLC (UK)*............................                202,990
          10,100  Eni SPA (IT)......................................                152,753
           7,600  Penn West Petroleum Limited (CA)*.................                243,303
                                                                           ----------------
                                                                                    599,046
                                                                           ----------------
PACKAGED FOODS & MEATS-0.8%
          20,000  Nisshin Seifun Group, Inc. (JA)...................                142,078
          94,300  Parmalat Finaziaria SPA (IT)......................                296,718
          26,900  Viscofan SA (SP)..................................                209,442
                                                                           ----------------
                                                                                    648,238
                                                                           ----------------
PHARMACEUTICALS-4.9%
           4,600  Altana AG (GE)....................................                287,896
           7,100  AstraZeneca Group PLC (UK)........................                284,703
           5,763  Biovail Corporation (CA)*.........................                271,207
          47,900  Galen Holdings PLC (UK)...........................                411,418
          23,452  GlaxoSmithKline PLC (UK)..........................                473,297
          19,188  Novartis AG (SZ)..................................                759,304
          13,000  Ono Pharmaceuticals Company Limited (JA)..........                402,748
           5,975  Sanofi-Synthelabo SA (FR).........................                349,937
          27,000  Shire Pharmaceuticals Group PLC (UK)*.............                178,218
          14,000  Takeda Chemical Industries Limited (JA)...........                516,511
                                                                           ----------------
                                                                                  3,935,239
                                                                           ----------------
PRECIOUS METALS & MINERALS-0.3%
          17,300  ThyssenKrupp AG (GE)..............................                198,271
                                                                           ----------------
PROPERTY & CASUALTY INSURANCE-0.8%
          17,900  Kingsway Financial Services, Inc. (CA)*...........                215,385
          68,000  QBE Insurance Group Limited (AU)..................                425,029
                                                                           ----------------
                                                                                    640,414
                                                                           ----------------
PUBLISHING-0.3%
          27,700  Johnston Press PLC (UK)...........................                197,982
                                                                           ----------------
RAILROADS-0.5%
           8,300  Canadian National Railway Company (CA)............                400,558
                                                                           ----------------
REAL ESTATE INVESTMENT TRUSTS-0.3%
             110  Sumitomo Mitsui Financial Group, Inc. (JA)........                240,017
                                                                           ----------------


-------------------------------------------------------------------------------------------
SHARES                                                                       MARKET VALUE

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.8%
          55,300  Cheung Kong (Holdings) Limited (CN)...............       $        332,590
         197,000  Henderson Investment Limited (HK).................                189,469
          22,302  Inmobiliaria Urbis SA (SP)........................                171,849
          15,000  Land Securities PLC (UK)..........................                193,441
          41,000  Mitsui Fudosan Company Limited (JA)...............                261,895
           4,900  Wereldhave NV (NE)................................                308,079
                                                                           ----------------
                                                                                  1,457,323
                                                                           ----------------
SEMICONDUCTORS-0.7%
           6,775  Marvell Technology Group Limited (BD)*............                232,857
          15,400  Micronas Semiconductor Holding AG (SZ)*...........                310,388
                                                                           ----------------
                                                                                    543,245
                                                                           ----------------
SOFT DRINKS-0.1%
           8,000  Kirin Beverage Corporation (JA)...................                120,192
                                                                           ----------------
SPECIALTY CHEMICALS-0.2%
           2,900  Ciba Specialty Chemicals AG (SZ)*.................                175,563
                                                                           ----------------
THRIFTS & MORTGAGE FINANCE-0.5%
          38,000  Northern Rock PLC (UK)............................                447,096
                                                                           ----------------
TIRES & RUBBER-0.3%
           9,900  Continental AG (GE)...............................                207,823
                                                                           ----------------
TRADING COMPANIES & DISTRIBUTORS-0.4%
          42,000  Mitsubishi Corporation (JA).......................                291,368
                                                                           ----------------
TRUCKING-0.3%
          37,000  Seino Transportation Company Limited (JA).........                211,693
                                                                           ----------------
WATER UTILITIES-0.2%
          26,700  Kelda Group PLC (UK)..............................                188,354
                                                                           ----------------
WIRELESS TELECOMMUNICATION SERVICES-2.3%
              79  KDDI Corporation (JA).............................                305,934
          53,800  Orange SA (FR)*...................................                477,577
         535,475  Vodafone Group PLC (UK)...........................              1,047,081
                                                                           ----------------
                                                                                  1,830,592
                                                                           ----------------
TOTAL COMMON STOCKS (FOREIGN)
(COST-$30,737,052)..................................................             35,245,519
                                                                           ----------------

* NON-INCOME PRODUCING.
 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF INVESTMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

PRINCIPAL
AMOUNT                                                                      AMORTIZED COST

-------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES-3.2%

OTHER DIVERSIFIED FINANCIAL SERVICES-3.2%
$      2,600,000  Merrill Lynch & Company
                  1.30% 7/1/03......................................       $      2,600,000
                                                                           ----------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST-$2,600,000).........................................              2,600,000
                                                                           ----------------
TOTAL INVESTMENTS-100.4%
(TOTAL COST-$70,696,410)............................................             81,036,814
                                                                           ----------------
OTHER ASSETS AND LIABILITIES-(0.4%).................................               (317,842)
                                                                           ----------------
NET ASSETS-100.0%...................................................       $     80,718,972
                                                                           ================

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF ASSETS AND LIABILITIES
    June 30, 2003 (UNAUDITED)

ASSETS
Investment securities, at cost..............................  $ 70,696,410
                                                              ------------
Investment securities, at market............................    81,036,814
Cash........................................................       156,246
Foreign currency (cost $242,802)............................       241,919
Receivables:
  Investment securities sold................................     1,124,773
  Capital shares sold.......................................         3,696
  Dividends.................................................        58,517
  From transfer agent.......................................         1,644
Other assets................................................        71,349
                                                              ------------
    Total Assets............................................    82,694,958
                                                              ------------

LIABILITIES
Payables and other liabilities:
  Investment securities purchased...........................     1,745,533
  Capital shares redeemed...................................        32,919
  Advisory fees.............................................        67,711
  Shareholder servicing fees................................         9,648
  Accounting fees...........................................         5,180
  Distribution fees.........................................        16,891
  Custodian fees............................................         6,568
  Other.....................................................        91,536
                                                              ------------
    Total Liabilities.......................................     1,975,986
                                                              ------------
Net Assets..................................................  $ 80,718,972
                                                              ============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus).....................  $161,938,727
Undistributed net investment income.........................        16,175
Accumulated net realized loss from security transactions
  (net of foreign taxes on Indian investments of $59,092)...   (91,581,201)
Net unrealized appreciation on investments and foreign
  currency translation......................................    10,345,271
                                                              ------------
    Total...................................................  $ 80,718,972
                                                              ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (UNAUDITED) (CONTINUED)

Net Assets--Class A.........................................  $    511,674
Shares Outstanding--Class A.................................        54,666
Net Asset Value, Redemption Price Per Share.................  $       9.36
Maximum offering price per share
  (net asset value plus sales charge of 5.75% of offering
  price)....................................................  $       9.93

Net Assets--Class B.........................................  $  1,548,657
Shares Outstanding--Class B.................................       170,088
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales charge)
  Per Share.................................................  $       9.10

Net Assets--Class C.........................................  $    232,560
Shares Outstanding--Class C.................................        26,051
Net Asset Value, Offering and Redemption Price
  (excluding applicable contingent deferred sales charge)
  Per Share.................................................  $       8.93

Net Assets--Class F.........................................  $ 61,966,520
Shares Outstanding--Class F.................................     6,604,310
Net Asset Value, Offering and Redemption Price Per Share....  $       9.38

Net Assets--Class R.........................................  $ 16,408,825
Shares Outstanding--Class R.................................     1,723,585
Net Asset Value, Offering and Redemption Price Per Share....  $       9.52

Net Assets--Class T.........................................  $     50,736
Shares Outstanding--Class T.................................         5,750
Net Asset Value, Redemption Price Per Share.................  $       8.82
Maximum offering price per share
  (net asset value plus sales charge of 4.50% of offering
  price)....................................................  $       9.24

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENT OF OPERATIONS
    For the six months ended June 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.................................................  $    793,094
  Interest..................................................        15,975
  Foreign taxes withheld....................................       (66,394)
                                                              ------------
    Total Investment Income.................................       742,675
                                                              ------------
EXPENSES:
  Advisory fees--Note 2.....................................       373,950
  Shareholder servicing fees--Note 2........................        61,221
  Accounting fees--Note 2...................................        28,674
  Distribution fees--Note 2.................................        78,756
  Transfer agency fees--Note 2..............................        54,077
  Registration fees.........................................        29,893
  Postage and mailing expenses..............................        11,896
  Custodian fees and expenses--Note 2.......................        39,409
  Printing expenses.........................................        22,160
  Legal and audit fees......................................         7,934
  Directors' fees and expenses--Note 2......................         8,718
  Other expenses............................................        20,330
                                                              ------------
    Total Expenses..........................................       737,018
    Earnings Credits........................................        (1,013)
    Reimbursed/Waived Expenses..............................        (6,501)
    Expense Offset to Broker Commissions....................        (3,004)
                                                              ------------
    Net Expenses............................................       726,500
                                                              ------------
  Net Investment Income.....................................        16,175
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
SECURITY TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security transactions (net of foreign taxes on Indian
  investments of $59,092)...................................    (7,371,859)
  Foreign currency transactions.............................         3,286
                                                              ------------
    Net Realized Loss.......................................    (7,368,573)
Net Change in Unrealized Appreciation/Depreciation of
Investments and Foreign Currency Translation................    16,390,671
                                                              ------------
    Net Realized and Unrealized Gain........................     9,022,098
                                                              ------------
Net Increase in Net Assets Resulting from Operations........  $  9,038,273
                                                              ============

Purchases of long-term securities...........................  $ 59,647,602
Proceeds from sales of long-term securities.................  $ 62,661,515

SEE NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF CHANGES IN NET ASSETS
    (UNAUDITED)

                                                               SIX MONTHS       YEAR
                                                                 ENDED         ENDED
                                                                6/30/03       12/31/02
                                                              ------------  ------------
OPERATIONS
Net Investment Income (Loss)................................  $    16,175   $   (493,713)
Net Realized Loss...........................................   (7,368,573)   (21,248,091)
Net Change in Unrealized Appreciation/Depreciation..........   16,390,671    (11,501,638)
                                                              -----------   ------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................    9,038,273    (33,243,442)
                                                              -----------   ------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A...................................................     (110,347)      (185,979)
  Class B...................................................      (80,441)        (3,433)
  Class C...................................................      (15,459)       (61,045)
  Class F...................................................   (4,815,878)   (14,839,943)
  Class R...................................................      486,547        225,695
  Class T...................................................       (1,835)       (19,951)
                                                              -----------   ------------

Net Decrease from Capital Share Transactions................   (4,537,413)   (14,884,656)
                                                              -----------   ------------

Net Increase (Decrease) in Net Assets.......................    4,500,860    (48,128,098)

NET ASSETS
  Beginning of period.......................................  $76,218,112   $124,346,210
                                                              -----------   ------------
  End of period.............................................  $80,718,972   $ 76,218,112
                                                              ===========   ============

SEE NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL HIGHLIGHTS
    (UNAUDITED)
Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                                       YEAR ENDED
                                                               SIX MONTHS             DECEMBER 31,
                                                                  ENDED      ------------------------------
                                                              JUNE 30, 2003    2002       2001       2000
                                                              -------------  ---------  ---------  --------
CLASS A SHARES
Net Asset Value, beginning of period........................     $  8.32      $ 11.71    $ 15.78   $ 25.18
Income from investment operations:
    Net investment loss.....................................       (0.07)       (0.15)     (0.09)    (0.09)
    Net gains (losses) on securities (both realized and
      unrealized)...........................................        1.11        (3.24)     (3.98)    (5.44)
                                                                 -------      -------    -------   -------
        Total from investment operations....................        1.04        (3.39)     (4.07)    (5.53)
Less distributions:
    From net investment income..............................        0.00         0.00       0.00      0.00
    From net realized gains.................................        0.00         0.00       0.00     (3.87)
                                                                 -------      -------    -------   -------
        Total distributions.................................        0.00         0.00       0.00     (3.87)

Net Asset Value, end of period..............................     $  9.36      $  8.32    $ 11.71   $ 15.78
                                                                 =======      =======    =======   =======
Total Return/Ratios
    Total return*...........................................       12.50%      (28.95%)   (25.79%)  (21.82%)
    Net assets, end of period (000s)........................     $   512      $   543    $ 1,003   $   800
    Net expenses to average net assets#,+...................        2.02%**      2.06%      2.09%     1.41%
    Gross expenses to average net assets#,+.................        2.02%**      2.06%      2.10%     1.43%
    Net investment loss to average net assets+..............       (0.03%)**    (0.77%)    (0.96%)   (0.35%)
    Portfolio turnover rate@................................         172%         211%       145%      210%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003. Had these fees not been waived, the net expense ratio would have been 2.03%. The gross expense ratio would have been 2.03%. The net investment loss ratio would have been (0.04%).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                                       YEAR ENDED
                                                               SIX MONTHS             DECEMBER 31,
                                                                  ENDED      ------------------------------
                                                              JUNE 30, 2003    2002       2001       2000
                                                              -------------  ---------  ---------  --------
CLASS B SHARES
Net Asset Value, beginning of period........................     $  8.12      $ 11.52    $ 15.57   $ 25.18
Income from investment operations:
    Net investment loss.....................................       (0.06)       (0.14)     (0.15)    (0.11)
    Net gains (losses) on securities (both realized and
      unrealized)...........................................        1.04        (3.26)     (3.90)    (5.63)
                                                                 -------      -------    -------   -------
        Total from investment operations....................        0.98        (3.40)     (4.05)    (5.74)
Less distributions:
    From net investment income..............................        0.00         0.00       0.00      0.00
    From net realized gains.................................        0.00         0.00       0.00     (3.87)
                                                                 -------      -------    -------   -------
        Total distributions.................................        0.00         0.00       0.00     (3.87)

Net Asset Value, end of period..............................     $  9.10      $  8.12    $ 11.52   $ 15.57
                                                                 =======      =======    =======   =======
Total Return/Ratios
    Total return*...........................................       12.07%      (29.51%)   (26.01%)  (22.67%)
    Net assets, end of period (000s)........................     $ 1,549      $ 1,459    $ 2,089   $ 2,329
    Net expenses to average net assets#,+...................        2.81%**      2.70%      2.53%     2.21%
    Gross expenses to average net assets#,+.................        2.81%**      2.71%      2.54%     2.25%
    Net investment loss to average net assets+..............       (0.82%)**    (1.41%)    (1.43%)   (1.40%)
    Portfolio turnover rate@................................         172%         211%       145%      210%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003. Had these fees not been waived, the net expense ratio would have been 2.83%. The gross expense ratio would have been 2.83%. The net investment loss ratio would have been (0.84%).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                                       YEAR ENDED
                                                               SIX MONTHS             DECEMBER 31,
                                                                  ENDED      ------------------------------
                                                              JUNE 30, 2003    2002       2001       2000
                                                              -------------  ---------  ---------  --------
CLASS C SHARES
Net Asset Value, beginning of period........................     $  7.96      $ 11.34    $ 15.56   $ 25.18
Income from investment operations:
    Net investment loss.....................................       (0.08)       (0.30)     (0.30)    (0.11)
    Net gains (losses) on securities (both realized and
      unrealized)...........................................        1.05        (3.08)     (3.92)    (5.64)
                                                                 -------      -------    -------   -------
        Total from investment operations....................        0.97        (3.38)     (4.22)    (5.75)
Less distributions:
    From net investment income..............................        0.00         0.00       0.00      0.00
    From net realized gains.................................        0.00         0.00       0.00     (3.87)
                                                                 -------      -------    -------   -------
        Total distributions.................................        0.00         0.00       0.00     (3.87)

Net Asset Value, end of period..............................     $  8.93      $  7.96    $ 11.34   $ 15.56
                                                                 =======      =======    =======   =======
Total Return/Ratios
    Total return*...........................................       12.19%      (29.81%)   (27.12%)  (22.70%)
    Net assets, end of period (000s)........................     $   233      $   218    $   380   $   375
    Net expenses to average net assets#,+...................        2.86%**      3.33%      4.17%     2.21%
    Gross expenses to average net assets#,+.................        2.87%**      3.33%      4.18%     2.25%
    Net investment loss to average net assets,+.............       (0.97%)**    (2.05%)    (3.07%)   (1.31%)
    Portfolio turnover rate@................................         172%         211%       145%      210%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian or reimbursed by the management company for the six months ended June 30, 2003 and year ended December 31, 2002. Had these fees not been waived or reimbursed, the net expense ratios would have been 2.88% (2003) and 3.40% (2002). The gross expense ratios would have been 2.89% (2003) and 3.40% (2002). The net investment loss ratios would have been (0.99%) (2003) and (2.12%) (2002).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                      SIX MONTHS
                                                        ENDED                       YEAR ENDED DECEMBER 31,
                                                       JUNE 30,     -------------------------------------------------------
                                                         2003        2002        2001        2000        1999        1998
                                                      ----------    -------    --------    --------    --------    --------
CLASS F SHARES
Net Asset Value, beginning of period..............     $  8.33      $ 11.72    $  15.69    $  25.17    $  22.06    $  21.11
Income from investment operations:
    Net investment income (loss)..................       (0.04)       (0.13)      (0.14)      (0.16)      (0.06)       0.08
    Net gains (losses) on securities (both
      realized and unrealized)....................        1.09        (3.26)      (3.83)      (5.45)      10.11        1.90
                                                       -------      -------    --------    --------    --------    --------
        Total from investment operations..........        1.05        (3.39)      (3.97)      (5.61)      10.05        1.98
Less distributions:
    From net investment income....................        0.00         0.00        0.00        0.00        0.00       (0.09)
    From net realized gains.......................        0.00         0.00        0.00       (3.87)      (6.94)      (0.94)
                                                       -------      -------    --------    --------    --------    --------
        Total distributions.......................        0.00         0.00        0.00       (3.87)      (6.94)      (1.03)
Net Asset Value, end of period....................     $  9.38      $  8.33    $  11.72    $  15.69    $  25.17    $  22.06
                                                       =======      =======    ========    ========    ========    ========
Total Return/Ratios
    Total return..................................       12.61%      (28.92%)    (25.30%)    (22.14%)     48.78%       9.63%
    Net assets, end of period (000s)..............     $61,967      $59,890    $101,592    $176,405    $284,839    $272,053
    Net expenses to average net assets#,+.........        2.02%**      1.84%       1.60%       1.52%       1.53%       1.47%
    Gross expenses to average net assets#,+.......        2.02%**      1.84%       1.61%       1.54%       1.55%       1.49%
    Net investment income (loss) to average net
      assets+.....................................       (0.03%)**    (0.55%)     (0.50%)     (0.67%)     (0.27%)      0.33%
    Portfolio turnover rate@......................         172%         211%        145%        210%        157%         86%

 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003. Had these fees not been waived, the net expense ratio would have been 2.04%. The gross expense ratio would have been 2.04%. The net investment loss ratio would have been (0.05%).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                                       YEAR ENDED
                                                               SIX MONTHS             DECEMBER 31,
                                                                  ENDED      ------------------------------
                                                              JUNE 30, 2003    2002       2001       2000
                                                              -------------  ---------  ---------  --------
CLASS R SHARES
Net Asset Value, beginning of period........................     $  8.44      $ 11.81    $ 15.75   $ 25.18
Income from investment operations:
    Net investment income (loss)............................        0.02        (0.01)     (0.02)     0.00+
    Net gains (losses) on securities (both realized and
      unrealized)...........................................        1.06        (3.36)     (3.92)    (5.56)
                                                                 -------      -------    -------   -------
        Total from investment operations....................        1.08        (3.37)     (3.94)    (5.56)
Less distributions:
    From net investment income..............................        0.00         0.00       0.00      0.00
    From net realized gains.................................        0.00         0.00       0.00     (3.87)
                                                                 -------      -------    -------   -------
        Total distributions.................................        0.00         0.00       0.00     (3.87)

Net Asset Value, end of period..............................     $  9.52      $  8.44    $ 11.81   $ 15.75
                                                                 =======      =======    =======   =======
Total Return/Ratios
    Total return............................................       12.80%      (28.54%)   (25.02%)  (21.94%)
    Net assets, end of period (000s)........................     $16,409      $14,060    $19,193   $27,611
    Net expenses to average net assets#,+...................        1.53%**      1.41%      1.24%     1.22%
    Gross expenses to average net assets#,+.................        1.53%**      1.41%      1.25%     1.26%
    Net investment income (loss) to average net assets+.....        0.46%**     (0.13%)    (0.14%)   (0.49%)
    Portfolio turnover rate@................................         172%         211%       145%      210%

  + Net investment loss for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian for the six months ended June 30, 2003. Had these fees not been waived, the net expense ratio would have been 1.55%. The gross expense ratio would have been 1.55%. The net investment income ratio would have been 0.44%.
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Per Share Income and Capital Changes
Selected data for each share of capital
stock outstanding throughout each period.

                                                                                       YEAR ENDED
                                                               SIX MONTHS             DECEMBER 31,
                                                                  ENDED      ------------------------------
                                                              JUNE 30, 2003    2002       2001       2000
                                                              -------------  ---------  ---------  --------
CLASS T SHARES
Net Asset Value, beginning of period........................     $  7.89      $ 11.46    $ 15.65   $ 25.18
Income from investment operations:
    Net investment loss.....................................       (0.09)       (0.59)     (0.26)    (0.06)
    Net gains (losses) on securities (both realized and
      unrealized)...........................................        1.02        (2.98)     (3.93)    (5.60)
                                                                 -------      -------    -------   -------
        Total from investment operations....................        0.93        (3.57)     (4.19)    (5.66)
Less distributions:
    From net investment income..............................        0.00         0.00       0.00      0.00
    From net realized gains.................................        0.00         0.00       0.00     (3.87)
                                                                 -------      -------    -------   -------
        Total distributions.................................        0.00         0.00       0.00     (3.87)
Net Asset Value, end of period..............................     $  8.82      $  7.89    $ 11.46   $ 15.65
                                                                 =======      =======    =======   =======
Total Return/Ratios
    Total return*...........................................       11.79%      (31.15%)   (26.77%)  (22.34%)
    Net assets, end of period (000s)........................     $    51      $    47    $    90   $    48
    Net expenses to average net assets#,+...................        3.24%**      4.60%      3.74%     1.72%
    Gross expenses to average net assets#,+.................        3.24%**      4.60%      3.75%     1.76%
    Net investment loss to average net assets+..............       (1.26%)**    (2.88%)    (2.72%)   (0.76%)
    Portfolio turnover rate@................................         172%         211%       145%      210%

  *  Sales charges are not reflected in the total return.
 **  Annualized.
  # Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.
  + Certain fees were waived by the custodian or reimbursed by the management company for the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Had these fees not been waived or reimbursed, the net expense ratios would have been 3.26% (2003), 5.48% (2002), and 10.01%
     (2001). The gross expense ratios would have been 3.26% (2003), 5.48%
     (2002), and 10.02% (2001). The net investment loss ratios would have been (1.28%) (2003), (3.76%) (2002), and (8.99%) (2001).
  @ Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.
SEE NOTES TO FINANCIAL STATEMENTS.

   NOTES TO FINANCIAL STATEMENTS
    June 30, 2003 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940. Ten series of shares are currently issued: Balanced, Discovery, Government Securities, Growth, Growth and Income, International Equity, Mid-Cap Growth, Money Market, Passport, and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Worldwide Growth Fund (the "Fund"). The Fund offers
Class A, Class B, Class C, Class F, Class R, and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase, and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.
  SECURITIES VALUATION--An equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of NASDAQ and foreign securities for which an official closing price is provided, at the official closing price. Lacking any sales on that day, the security is valued at the current closing bid price or based on quotes from dealers making a market for the security if the closing bid price is not available. In the event that the closing price of a foreign security is not available in time to calculate the Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars.
  Debt securities are valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean of the bid and asked quotations obtained from securities dealers. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. The Fund amortizes premiums and discounts on all fixed-income securities.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security.
  SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.
  FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities may carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2003 for settling foreign trades is listed on the Statement of Assets and Liabilities.
  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
  FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal

Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.
  INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.
  DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.
  The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.
  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. FEES AND TRANSACTIONS WITH AFFILIATES
  ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.
  In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

  SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. During the period from May 1, 2003 through June 30, 2003, the Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. Prior to May 1, 2003, the Company had a shareholder services agreement with Founders whereby the Fund paid Founders a monthly fee equal, on an annual basis, to $26.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2003, Class F shares were charged $18,122 and $40,250, respectively, pursuant to these shareholder services agreements.
  Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. Prior to May 1, 2003, Investors Trust Company ("ITC") was the transfer and dividend disbursing agent for the Class F shares of the Fund. With the exception of out-of-pocket charges, the fees charged by ITC were paid by Founders. The out-of-pocket charges from ITC were paid by the Fund. During the six months ended June 30, 2003, Class F shares paid DTI and ITC $7,586 and $12,628, respectively, for out-of-pocket transfer agent charges.
  TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R, and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.23 to $12.64, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees paid to DTI during the six months ended
June 30, 2003 were as follows:

                                                    TRANSFER AGENCY
                                                       FEES PAID
                                                    ---------------
Class A...........................................      $  816
Class B...........................................      $2,279
Class C...........................................      $  396
Class R...........................................      $2,868
Class T...........................................      $  293

  Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.
  DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2003, Class F shares were charged $72,373 pursuant to this Distribution Plan.
  The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to its Class B, Class C, and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.
  In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C, and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C, and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.
  Distribution and Shareholder Servicing fees paid to DSC by the Fund's
Class A, B, C, and T shares for the six months ended June 30, 2003, were as follows:

                                          DISTRIBUTION  SHAREHOLDER SERVICING
                                           FEES PAID          FEES PAID
                                          ------------  ---------------------
Class A.................................        N/A            $  682
Class B.................................     $5,414            $1,805
Class C.................................     $  911            $  304
Class T.................................     $   58            $   58

  During the six months ended June 30, 2003, DSC retained $1,497 and $18 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $7,130 of contingent deferred sales charges relating to redemptions of Class B shares.
  FUND ACCOUNTING AND ADMINISTRATIVE FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)
monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed by applying the following rates, as applicable, to the domestic assets and foreign assets, with the proportions of domestic and foreign assets recalculated monthly, plus reasonable out-of-pocket expenses.

ON ASSETS IN EXCESS OF  BUT NOT EXCEEDING  DOMESTIC FEE  FOREIGN FEE
----------------------  -----------------  ------------  -----------
$0...............         $500 million          0.06%         0.10%
$500 million.....           $1 billion          0.04%        0.065%
$1 billion.......                               0.02%         0.02%

  Founders has agreed to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.
  CUSTODIAN FEES--Mellon Bank N.A. serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The custodian has also agreed to a fee waiver for the Funds during the time periods and in the amounts set forth below:

   TIME PERIOD     AMOUNT OF WAIVER
   -----------     ----------------
9/1/02 to 8/31/03      $100,000
9/1/03 to 8/31/04      $150,000
9/1/04 to 8/31/05      $200,000
9/1/05 to 8/31/06      $200,000

  The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2003, the Fund's portion of the fee waiver was $6,501. The amount paid to Mellon was reduced by this fee waiver amount.
  DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the director in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

  Certain officers of the Company are also officers and/or directors of Founders. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION
Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses, and capital loss carryovers.
  Accumulated capital losses and post-October 31 capital losses noted below as of December 31, 2002, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. These carryovers expire between December 31, 2009 and December 31, 2010.
  The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

Accumulated Capital Losses..................................  $ 80,131,891
Post-October Capital Loss Deferral..........................  $  1,926,432
Post-October Currency Loss Deferral.........................  $          0
Federal Tax Cost............................................  $ 72,202,583
Gross Tax Appreciation of Investments.......................  $ 10,129,484
Gross Tax Depreciation of Investments.......................  $ (1,295,253)
Net Tax Appreciation........................................  $  8,834,231

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED) (CONTINUED)

4. FUND SHARE TRANSACTIONS
The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                                       SIX MONTHS                             YEAR
                                                                         ENDED                               ENDED
                                                                        6/30/03                             12/31/02
                                                           ----------------------------------  ----------------------------------
                                                               SHARES            AMOUNT            SHARES            AMOUNT
                                                           ---------------  -----------------  ---------------  -----------------
CLASS A
Sold.....................................................          117,847  $       1,090,513          431,081  $       4,390,277
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................         (128,488) $      (1,200,860)        (451,369) $      (4,576,256)
NET DECREASE.............................................          (10,641) $        (110,347)         (20,288) $        (185,979)
CLASS B
Sold.....................................................            3,011  $          25,092           40,977  $         409,634
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................          (12,549) $        (105,533)         (42,643) $        (413,067)
NET DECREASE.............................................           (9,538) $         (80,441)          (1,666) $          (3,433)
CLASS C
Sold.....................................................           49,191  $         387,675           12,934  $         110,508
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................          (50,577) $        (403,134)         (19,036) $        (171,553)
NET DECREASE.............................................           (1,386) $         (15,459)          (6,102) $         (61,045)
CLASS F
Sold.....................................................        1,383,462  $      11,480,913        4,440,187  $      42,616,720
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................       (1,965,714) $     (16,296,791)      (5,924,226) $     (57,456,663)
NET DECREASE.............................................         (582,252) $      (4,815,878)      (1,484,039) $     (14,839,943)
CLASS R
Sold.....................................................          129,377  $       1,113,981          427,695  $       4,393,330
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................          (71,993) $        (627,434)        (386,843) $      (4,167,635)
NET INCREASE.............................................           57,384  $         486,547           40,852  $         225,695
CLASS T
Sold.....................................................                0  $               0          142,397  $       1,559,000
Dividends or Distributions Reinvested....................                0  $               0                0  $               0
Redeemed.................................................             (231) $          (1,835)        (144,278) $      (1,578,951)
NET DECREASE.............................................             (231) $          (1,835)          (1,881) $         (19,951)

5. LINE OF CREDIT
The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for extraordinary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $75 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $75 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2003, there were no such borrowings.

                      This page intentionally left blank.

                        FOR MORE INFORMATION

                                        DREYFUS FOUNDERS
                                        WORLDWIDE GROWTH FUND
                                        200 Park Avenue
                                        New York, NY  10166

                                        MANAGER

                                        Founders Asset Management LLC
                                        2930 East Third Avenue
                                        Denver, CO 80206

                                        TRANSFER AGENT &
                                        DIVIDEND DISBURSING AGENT
To obtain information:
---------------------------------       Dreyfus Transfer, Inc.
BY TELEPHONE                    |       200 Park Avenue
Call your financial             |       New York, NY  10166
representative or               |
1-800-554-4611                  |
                                |       DISTRIBUTOR
BY MAIL  Write to:              |
Dreyfus Founders Funds          |       Dreyfus Service Corporation
144 Glenn Curtiss Boulevard     |       200 Park Avenue
Uniondale, NY  11556-0144       |       New York, NY 10166


Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(C)2003 Dreyfus Service Corporation                                    351SA0603

ITEM 2. CODE OF ETHICS

        Not Applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

        Not Applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

        Not Applicable to semiannual reports.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. NOT APPLICABLE

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

     (a) Based on an evaluation of the effectiveness of Dreyfus Founders Funds, Inc.'s (the "Funds") Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure
          Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Funds in the report is recorded, processed, summarized, and reported within required time periods, and to ensure that material information required to be disclosed in the report is accumulated and communicated to the Funds' management, including the Funds' Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) During the Funds' most recent fiscal half-year, there have not been any changes in Funds' internal control over financial reporting that have materially affected, or that are reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 10.  EXHIBITS

     (a)(1)  Not Applicable to semiannual reports.

     (a)(2) Certification Pursuant to 18 U.S.C. Section 1350, as Adopted Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Attached hereto as Exhibit EX-99.906CERT.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. Attached hereto as Exhibit EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:   /s/ Richard W. Sabo
      --------------------------------------------
      Richard W. Sabo, Principal Executive Officer

Date:  August 28, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Richard W. Sabo
      --------------------------------------------
      Richard W. Sabo, Principal Executive Officer

By:   /s/ Francis P. Gaffney
      --------------------------------------------
      Francis P. Gaffney, Principal Financial Officer

Date:  August 28, 2003